Schedules of Investments

November 30, 2024

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
239,841	AT&T Inc.	$5,554,718
7,688	Frontier Communications Parent Inc.*	267,619
2,850	GCI Liberty Inc.*(a)#	–
3,860	Iridium Communications Inc.	114,719
5,122	Liberty Global Ltd., Class A Shares*	72,374
5,313	Liberty Global Ltd., Class C Shares*	77,676
242,014	Verizon Communications Inc.	10,730,901

	Total Diversified Telecommunication Services	16,818,007

Entertainment - 2.1%
9,223	Electronic Arts Inc.	1,509,528
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	64,316
7,602	Liberty Media Corp.-Liberty Formula One, Class C Shares*	671,713
1,427	Liberty Media Corp.-Liberty Live, Class C Shares*	104,200
5,056	Live Nation Entertainment Inc.*	698,992
574	Madison Square Garden Sports Corp., Class A Shares*	131,991
39,671	Netflix Inc.*	35,180,640
2,011	Playtika Holding Corp.	16,933
17,418	ROBLOX Corp., Class A Shares*	873,164
4,013	Roku Inc., Class A Shares*	277,017
4,993	Spotify Technology SA*	2,381,461
5,929	Take-Two Interactive Software Inc.*	1,116,905
2,969	TKO Group Holdings Inc., Class A Shares*	409,603
133,264	Walt Disney Co. (The)	15,654,522
84,762	Warner Bros Discovery Inc.*	888,306

	Total Entertainment	59,979,291

Interactive Media & Services - 5.1%
288,036	Alphabet Inc., Class A Shares	48,663,682
228,613	Alphabet Inc., Class C Shares	38,976,230
2,373	IAC Inc.*	112,314
8,272	Match Group Inc.*	270,825
100,113	Meta Platforms Inc., Class A Shares	57,496,898
18,272	Pinterest Inc., Class A Shares*	554,007
3,459	TripAdvisor Inc.*	49,568
21,257	ZoomInfo Technologies Inc., Class A Shares*	232,552

	Total Interactive Media & Services	146,356,076

Media - 0.8%
3,240	Charter Communications Inc., Class A Shares*	1,286,167
248,450	Comcast Corp., Class A Shares	10,730,555
106,579	Fox Corp., Class A Shares	5,022,002
4,075	Fox Corp., Class B Shares	182,275
12,063	Interpublic Group of Cos., Inc. (The)	371,661
2,191	Liberty Broadband Corp., Class A Shares*	185,512
3,649	Liberty Broadband Corp., Class C Shares*	310,676
4,954	New York Times Co. (The), Class A Shares	268,804
11,984	News Corp., Class A Shares	351,730
3,531	News Corp., Class B Shares	113,310
1,000	Nexstar Media Group Inc., Class A Shares	170,590
6,123	Omnicom Group Inc.	641,813
181	Paramount Global, Class A Shares	4,120
29,632	Paramount Global, Class B Shares	321,507
7,377	Sirius XM Holdings Inc.	198,810
14,751	Trade Desk Inc. (The), Class A Shares*	1,896,241

	Total Media	22,055,773

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.7% - (continued)
Wireless Telecommunication Services - 0.1%
15,577	T-Mobile US Inc.	$3,846,584

	TOTAL COMMUNICATION SERVICES	249,055,731

CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.0%@
8,408	Aptiv PLC*	466,896
7,048	BorgWarner Inc.	241,887
7,481	Gentex Corp.	228,619
1,770	Lear Corp.	173,177
39,589	QuantumScape Corp., Class A Shares*	207,051

	Total Automobile Components	1,317,630

Automobiles - 1.5%
134,026	Ford Motor Co.	1,491,709
117,516	General Motors Co.	6,532,714
3,886	Harley-Davidson Inc.	130,686
21,875	Lucid Group Inc., Class A Shares*	47,688
29,968	Rivian Automotive Inc., Class A Shares*	366,509
100,994	Tesla Inc.*	34,859,089
1,665	Thor Industries Inc.	185,814

	Total Automobiles	43,614,209

Broadline Retail - 3.7%
494,314	Amazon.com Inc.*	102,762,937
39,345	Coupang Inc., Class A Shares*	997,789
16,107	eBay Inc.	1,019,412
3,809	Etsy Inc.*	208,962
10,517	Kohl’s Corp.	157,440
8,133	Macy’s Inc.	132,080
3,383	Nordstrom Inc.	76,828
1,848	Ollie’s Bargain Outlet Holdings Inc.*	182,860

	Total Broadline Retail	105,538,308

Distributors - 0.0%@
4,353	Genuine Parts Co.	551,656
8,358	LKQ Corp.	328,386
1,184	Pool Corp.	446,474

	Total Distributors	1,326,516

Diversified Consumer Services - 0.1%
8,820	ADT Inc.	67,208
1,724	Bright Horizons Family Solutions Inc.*	199,346
1,160	Duolingo Inc., Class A Shares*	403,993
913	Grand Canyon Education Inc.*	150,271
4,352	H&R Block Inc.	257,987
4,522	Service Corp. International	400,604

	Total Diversified Consumer Services	1,479,409

Hotels, Restaurants & Leisure - 2.0%
25,156	Airbnb Inc., Class A Shares*	3,423,983
7,982	Aramark	324,788
1,119	Booking Holdings Inc.	5,821,016
2,182	Boyd Gaming Corp.	161,141
10,060	Caesars Entertainment Inc.*	387,209
30,844	Carnival Corp.*	784,363
2,742	Cava Group Inc.*	386,348
45,044	Chipotle Mexican Grill Inc., Class A Shares*	2,771,107
904	Choice Hotels International Inc.	136,721
2,249	Churchill Downs Inc.*	319,605
31,674	Darden Restaurants Inc.	5,583,176
1,084	Domino’s Pizza Inc.	516,190
11,557	DoorDash Inc., Class A Shares*	2,085,807
16,477	DraftKings Inc., Class A Shares*	719,221
2,827	Dutch Bros Inc., Class A Shares*	151,895
4,127	Expedia Group Inc.*	761,927
46,198	Hilton Worldwide Holdings Inc.	11,708,421

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.8% - (continued)
Hotels, Restaurants & Leisure - 2.0% - (continued)
1,319	Hyatt Hotels Corp., Class A Shares	$208,323
11,442	Las Vegas Sands Corp.	607,113
2,787	Light & Wonder Inc., Class A Shares*	264,876
7,761	Marriott International Inc., Class A Shares	2,243,627
1,116	Marriott Vacations Worldwide Corp.	110,763
23,906	McDonald’s Corp.	7,076,415
8,632	MGM Resorts International*	330,951
12,759	Norwegian Cruise Line Holdings Ltd.*	343,089
5,004	Penn Entertainment Inc.*	108,036
2,492	Planet Fitness Inc., Class A Shares*	248,079
7,392	Royal Caribbean Cruises Ltd.	1,804,092
48,864	Starbucks Corp.	5,006,605
2,097	Texas Roadhouse Inc., Class A Shares	430,451
2,199	Travel + Leisure Co.	122,858
1,147	Vail Resorts Inc.	205,588
5,346	Wendy’s Co. (The)	98,153
1,331	Wingstop Inc.	437,593
2,445	Wyndham Hotels & Resorts Inc.	240,050
3,282	Wynn Resorts Ltd.	309,755
9,601	Yum! Brands Inc.	1,333,963

	Total Hotels, Restaurants & Leisure	57,573,298

Household Durables - 0.3%
9,822	DR Horton Inc.	1,657,757
4,768	Garmin Ltd.	1,013,677
3,726	Leggett & Platt Inc.	46,910
8,314	Lennar Corp., Class A Shares	1,449,879
406	Lennar Corp., Class B Shares	66,921
1,651	Mohawk Industries Inc.*	229,208
12,170	Newell Brands Inc.	116,710
91	NVR Inc.*	840,438
6,648	PulteGroup Inc.	899,275
2,044	SharkNinja Inc.*	205,524
5,308	Tempur Sealy International Inc.	297,142
3,246	Toll Brothers Inc.	536,142
989	TopBuild Corp.*	386,343
1,679	Whirlpool Corp.	187,074

	Total Household Durables	7,933,000

Leisure Products - 0.0%@
2,070	Brunswick Corp.	166,656
4,072	Hasbro Inc.	265,291
10,844	Mattel Inc.*	206,253
1,768	Polaris Inc.	121,992
2,747	YETI Holdings Inc.*	110,896

	Total Leisure Products	871,088

Specialty Retail - 1.9%
1,783	Advance Auto Parts Inc.	73,727
922	AutoNation Inc.*	164,937
578	AutoZone Inc.*	1,831,994
7,122	Bath & Body Works Inc.	258,101
7,405	Best Buy Co., Inc.	666,450
2,007	Burlington Stores Inc.*	565,733
4,955	CarMax Inc.*	416,071
3,817	Carvana Co., Class A Shares*	994,023
1,760	Dick’s Sporting Goods Inc.	364,742
3,177	Five Below Inc.*	294,508
3,259	Floor & Decor Holdings Inc., Class A Shares*	365,692
8,491	GameStop Corp., Class A Shares*	246,664
6,070	Gap Inc. (The)	147,197
32,568	Home Depot Inc. (The)	13,975,906
825	Lithia Motors Inc., Class A Shares	319,193

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.8% - (continued)
Specialty Retail - 1.9% - (continued)
48,453	Lowe’s Cos., Inc.	$13,200,051
595	Murphy USA Inc.	325,941
7,858	O’Reilly Automotive Inc.*	9,769,223
598	Penske Automotive Group Inc.	99,591
497	RH*	191,415
11,209	Ross Stores Inc.	1,735,938
37,891	TJX Cos., Inc. (The)	4,762,520
3,354	Tractor Supply Co.	951,429
1,505	Ulta Beauty Inc.*	581,893
4,520	Valvoline Inc.*	179,489
6,154	Wayfair Inc., Class A Shares*	284,561
3,954	Williams-Sonoma Inc.	680,167

	Total Specialty Retail	53,447,156

Textiles, Apparel & Luxury Goods - 0.3%
3,012	Birkenstock Holding PLC*	155,600
6,454	Capri Holdings Ltd.*	151,088
1,227	Carter’s Inc.	66,957
1,025	Columbia Sportswear Co.	89,421
1,839	Crocs Inc.*	194,199
4,764	Deckers Outdoor Corp.*	933,554
3,865	lululemon athletica Inc.*	1,239,351
38,531	NIKE Inc., Class B Shares	3,035,087
1,796	PVH Corp.	194,633
1,263	Ralph Lauren Corp., Class A Shares	292,258
4,059	Skechers USA Inc., Class A Shares*	259,045
6,955	Tapestry Inc.	433,157
5,673	Under Armour Inc., Class A Shares*	55,085
7,178	Under Armour Inc., Class C Shares*	62,951
11,444	V.F. Corp.	231,512

	Total Textiles, Apparel & Luxury Goods	7,393,898

	TOTAL CONSUMER DISCRETIONARY	280,494,512

CONSUMER STAPLES - 4.7%
Beverages - 1.0%
309	Boston Beer Co., Inc. (The), Class A Shares*	97,718
1,581	Brown-Forman Corp., Class A Shares	65,390
5,788	Brown-Forman Corp., Class B Shares	243,559
7,646	Celsius Holdings Inc.*	217,529
128,896	Coca-Cola Co. (The)	8,259,656
182	Coca-Cola Consolidated Inc.	237,381
5,557	Constellation Brands Inc., Class A Shares	1,338,959
37,355	Keurig Dr Pepper Inc.	1,219,641
5,533	Molson Coors Beverage Co., Class B Shares	343,378
71,727	Monster Beverage Corp.*	3,954,309
79,076	PepsiCo Inc.	12,924,972

	Total Beverages	28,902,492

Consumer Staples Distribution & Retail - 1.6%
13,245	Albertsons Cos., Inc., Class A Shares	262,913
4,168	BJ’s Wholesale Club Holdings Inc.*	401,379
1,165	Casey’s General Stores Inc.	490,337
18,447	Costco Wholesale Corp.	17,928,270
6,801	Dollar General Corp.	525,513
6,375	Dollar Tree Inc.*	454,346
2,938	Grocery Outlet Holding Corp.*	61,698
22,607	Kroger Co. (The)	1,380,836
5,314	Maplebear Inc.*	232,062
4,817	Performance Food Group Co.*	425,052
17,139	Sysco Corp.	1,321,588
67,541	Target Corp.	8,936,350
7,092	US Foods Holding Corp.*	494,809
22,452	Walgreens Boots Alliance Inc.	202,517

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.7% - (continued)
Consumer Staples Distribution & Retail - 1.6% - (continued)
143,629	Walmart Inc.	$13,285,683

	Total Consumer Staples Distribution & Retail	46,403,353

Food Products - 0.7%
15,230	Archer-Daniels-Midland Co.	831,558
4,490	Bunge Global SA	402,933
14,789	Conagra Brands Inc.	407,437
4,866	Darling Ingredients Inc.*	197,219
5,643	Flowers Foods Inc.	127,645
1,368	Freshpet Inc.*	209,372
19,719	General Mills Inc.	1,306,581
4,654	Hershey Co. (The)	819,709
9,182	Hormel Foods Corp.	297,772
2,001	Ingredion Inc.	294,827
3,218	J.M. Smucker Co. (The)	379,048
8,064	Kellanova	655,522
27,453	Kraft Heinz Co. (The)	877,672
4,540	Lamb Weston Holdings Inc.	350,670
7,799	McCormick & Co., Inc., Class VTG Shares	611,520
124,053	Mondelez International Inc., Class A Shares	8,057,242
1,166	Pilgrim’s Pride Corp.*	60,177
1,564	Post Holdings Inc.*	188,431
8	Seaboard Corp.	20,912
6,084	The Campbell’s Co.	281,081
54,018	Tyson Foods Inc., Class A Shares	3,484,161

	Total Food Products	19,861,489

Household Products - 0.9%
8,846	Church & Dwight Co., Inc.	974,210
3,838	Clorox Co. (The)	641,598
26,290	Colgate-Palmolive Co.	2,540,403
10,514	Kimberly-Clark Corp.	1,465,126
106,971	Procter & Gamble Co. (The)	19,175,621
1,594	Reynolds Consumer Products Inc.	44,138
1,110	Spectrum Brands Holdings Inc.	102,065

	Total Household Products	24,943,161

Personal Care Products - 0.1%
4,024	BellRing Brands Inc.*	315,723
28,969	Coty Inc., Class A Shares*	214,081
2,730	elf Beauty Inc.*	353,590
7,138	Estee Lauder Cos., Inc. (The), Class A Shares	514,792
64,989	Kenvue Inc.	1,564,935

	Total Personal Care Products	2,963,121

Tobacco - 0.4%
55,474	Altria Group Inc.	3,203,069
51,764	Philip Morris International Inc.	6,887,718

	Total Tobacco	10,090,787

	TOTAL CONSUMER STAPLES	133,164,403

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
34,124	Baker Hughes Co., Class A Shares	1,499,750
27,887	Halliburton Co.	888,480
20,213	NOV Inc.	323,812
190,987	Schlumberger NV	8,391,969
13,617	TechnipFMC PLC	427,165
2,228	Weatherford International PLC	183,364

	Total Energy Equipment & Services	11,714,540

Oil, Gas & Consumable Fuels - 3.0%
10,272	Antero Midstream Corp.	164,044
8,937	Antero Resources Corp.*	292,151
11,452	APA Corp.	259,388
7,831	Cheniere Energy Inc.	1,754,222

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.4% - (continued)
Oil, Gas & Consumable Fuels - 3.0% - (continued)
56,037	Chevron Corp.	$9,074,071
1,908	Chord Energy Corp.	243,308
3,086	Civitas Resources Inc.	160,102
106,346	ConocoPhillips	11,521,526
23,168	Coterra Energy Inc.	619,049
19,437	Devon Energy Corp.	737,634
6,277	Diamondback Energy Inc.	1,114,732
3,023	DT Midstream Inc.	320,801
59,552	EOG Resources Inc.	7,935,899
18,201	EQT Corp.	827,053
20,435	Expand Energy Corp.	2,022,248
234,311	Exxon Mobil Corp.	27,639,326
9,557	Hess Corp.	1,406,599
4,831	HF Sinclair Corp.	197,733
66,888	Kinder Morgan Inc.	1,890,924
11,596	Marathon Petroleum Corp.	1,810,715
3,630	Matador Resources Co.	217,836
2,028	New Fortress Energy Inc., Class A Shares	21,639
21,872	Occidental Petroleum Corp.	1,106,286
19,386	ONEOK Inc.	2,202,250
10,812	Ovintiv Inc.	491,081
19,392	Permian Resources Corp., Class A Shares	303,679
40,586	Phillips 66	5,437,712
11,462	Range Resources Corp.	409,652
7,564	Targa Resources Corp.	1,545,325
582	Texas Pacific Land Corp.	931,252
10,071	Valero Energy Corp.	1,400,675
2,820	Viper Energy Inc., Class A Shares	152,590
41,294	Williams Cos., Inc. (The)	2,416,525

	Total Oil, Gas & Consumable Fuels	86,628,027

	TOTAL ENERGY	98,342,567

FINANCIALS - 16.6%
Banks - 3.7%
429,043	Bank of America Corp.	20,383,833
3,293	Bank OZK	164,551
792	BOK Financial Corp.	94,145
61,425	Citigroup Inc.	4,353,190
14,435	Citizens Financial Group Inc.	694,901
6,330	Columbia Banking System Inc.	196,293
4,040	Comerica Inc.	291,890
3,719	Commerce Bancshares Inc.	274,276
1,830	Cullen/Frost Bankers Inc.	257,335
4,428	East West Bancorp Inc.	485,663
23,922	Fifth Third Bancorp	1,149,691
399	First Citizens BancShares Inc., Class A Shares	915,705
3,636	First Hawaiian Inc.	100,390
17,694	First Horizon Corp.	373,874
11,653	FNB Corp.	199,849
44,638	Huntington Bancshares Inc.	803,930
169,794	JPMorgan Chase & Co.	42,400,958
29,063	KeyCorp	566,147
5,792	M&T Bank Corp.	1,274,182
107,170	NU Holdings Ltd., Class A Shares*	1,342,840
2,372	Pinnacle Financial Partners Inc.	301,505
13,208	PNC Financial Services Group Inc. (The)	2,836,022
2,113	Popular Inc.	209,948
2,786	Prosperity Bancshares Inc.	233,272
28,679	Regions Financial Corp.	781,790
4,613	Synovus Financial Corp.	263,264
1,501	TFS Financial Corp.	21,224

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 16.6% - (continued)
Banks - 3.7% - (continued)
86,598	Truist Financial Corp.	$4,128,993
51,147	US Bancorp	2,725,624
5,220	Webster Financial Corp.	322,492
239,060	Wells Fargo & Co.	18,209,200
3,246	Western Alliance Bancorp	303,858
1,843	Wintrust Financial Corp.	254,352
4,368	Zions Bancorp NA	264,351

	Total Banks	107,179,538

Capital Markets - 4.8%
1,040	Affiliated Managers Group Inc.	195,042
3,350	Ameriprise Financial Inc.	1,922,800
6,042	Ares Management Corp., Class A Shares	1,067,803
23,603	Bank of New York Mellon Corp. (The)	1,932,378
14,144	Blackrock Inc.	14,466,483
23,042	Blackstone Inc.	4,403,096
14,793	Blue Owl Capital Inc., Class A Shares	351,038
18,677	Brookfield Asset Management Ltd., Class A Shares	1,067,577
273,731	Brookfield Corp.	16,804,346
6,690	Carlyle Group Inc. (The)	356,109
3,264	Cboe Global Markets Inc.	704,534
133,133	Charles Schwab Corp. (The)	11,018,087
11,736	CME Group Inc., Class A Shares	2,793,168
6,715	Coinbase Global Inc., Class A Shares*	1,988,983
1,021	Evercore Inc., Class A Shares	314,366
1,191	FactSet Research Systems Inc.	584,388
9,236	Franklin Resources Inc.	210,211
14,225	Goldman Sachs Group Inc. (The)	8,656,908
1,577	Houlihan Lokey Inc., Class A Shares	298,195
3,233	Interactive Brokers Group Inc., Class A Shares	617,794
76,541	Intercontinental Exchange Inc.	12,320,039
10,906	Invesco Ltd.	197,290
4,227	Janus Henderson Group PLC	191,399
5,516	Jefferies Financial Group Inc.	436,536
83,387	KKR & Co., Inc., Class Miscella Shares	13,581,241
3,370	Lazard Inc., Class A Shares	195,696
2,339	LPL Financial Holdings Inc.	760,526
1,193	MarketAxess Holdings Inc.	308,617
9,193	Moody’s Corp.	4,596,316
37,186	Morgan Stanley(b)	4,894,049
779	Morningstar Inc.	275,883
6,081	MSCI Inc., Class A Shares	3,707,160
12,699	Nasdaq Inc.	1,053,890
6,278	Northern Trust Corp.	697,862
5,872	Raymond James Financial Inc.	994,012
20,384	Robinhood Markets Inc., Class A Shares*	765,215
31,910	S&P Global Inc.	16,673,294
3,016	SEI Investments Co.	249,212
34,708	State Street Corp.	3,419,085
3,129	Stifel Financial Corp.	362,338
6,846	T. Rowe Price Group Inc.	847,809
2,533	TPG Inc., Class A Shares	177,209
3,586	Tradeweb Markets Inc., Class A Shares	485,903
2,820	Virtu Financial Inc., Class A Shares	105,214
16,067	XP Inc., Class A Shares	217,547

	Total Capital Markets	137,266,648

Consumer Finance - 0.6%
8,125	Ally Financial Inc.	324,838
35,993	American Express Co.	10,966,347
12,655	Capital One Financial Corp.	2,429,887
197	Credit Acceptance Corp.*	98,047

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 16.6% - (continued)
Consumer Finance - 0.6% - (continued)
7,743	Discover Financial Services	$1,412,555
3,585	OneMain Holdings Inc., Class A Shares	205,600
6,798	SLM Corp.	186,129
30,296	SoFi Technologies Inc.*	497,157
12,571	Synchrony Financial	848,794

	Total Consumer Finance	16,969,354

Financial Services - 4.8%
9,812	Affirm Holdings Inc., Class A Shares*	686,938
17,236	Apollo Global Management Inc.	3,016,817
78,928	Berkshire Hathaway Inc., Class B Shares*	38,123,803
18,865	Block Inc., Class A Shares*	1,670,496
2,215	Corpay Inc.*	844,314
9,550	Equitable Holdings Inc.	460,596
1,384	Euronet Worldwide Inc.*	145,500
19,133	Fidelity National Information Services Inc.	1,632,045
19,249	Fiserv Inc.*	4,253,259
8,004	Global Payments Inc.	952,156
2,277	Jack Henry & Associates Inc.	401,162
55,743	MasterCard Inc., Class A Shares	29,707,674
8,542	MGIC Investment Corp.	224,313
138,258	PayPal Holdings Inc.*	11,996,647
4,640	Rocket Cos., Inc., Class A Shares*	67,419
1,742	Shift4 Payments Inc., Class A Shares*	198,727
17,187	Toast Inc., Class A Shares*	748,322
3,045	UWM Holdings Corp.	19,823
128,638	Visa Inc., Class A Shares	40,531,261
3,002	Voya Financial Inc.	249,166
6,595	Western Union Co. (The)	72,611
1,283	WEX Inc.*	242,051

	Total Financial Services	136,245,100

Insurance - 2.7%
18,953	Aflac Inc.	2,160,642
9,084	Allstate Corp. (The)	1,883,931
2,274	American Financial Group Inc.	333,960
20,763	American International Group Inc.	1,596,259
6,594	Aon PLC, Class A Shares	2,581,815
12,254	Arch Capital Group Ltd.	1,234,223
7,074	Arthur J. Gallagher & Co.	2,208,786
1,588	Assurant Inc.	360,635
1,699	Assured Guaranty Ltd.	158,483
2,527	Axis Capital Holdings Ltd.	235,112
1,934	Brighthouse Financial Inc.*	101,090
8,662	Brown & Brown Inc.	979,672
13,602	Chubb Ltd.	3,927,305
5,666	Cincinnati Financial Corp.	905,597
929	CNA Financial Corp.	46,859
1,329	Everest Group Ltd.	515,067
7,606	Fidelity National Financial Inc.	482,144
3,281	First American Financial Corp.	230,162
2,845	Globe Life Inc.	316,478
1,160	Hanover Insurance Group Inc. (The)	191,412
74,402	Hartford Financial Services Group Inc. (The)	9,174,511
2,021	Kemper Corp.	144,481
695	Kinsale Capital Group Inc.	353,366
4,059	Lincoln National Corp.	144,257
5,697	Loews Corp.	494,101
408	Markel Group Inc.*	727,431
28,816	Marsh & McLennan Cos., Inc.	6,720,756
18,416	MetLife Inc.	1,624,844
8,207	Old Republic International Corp.	319,827

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 16.6% - (continued)
Insurance - 2.7% - (continued)
1,090	Primerica Inc.	$329,997
7,362	Principal Financial Group Inc.	641,156
65,854	Progressive Corp. (The)	17,706,823
34,531	Prudential Financial Inc.	4,468,657
2,069	Reinsurance Group of America Inc., Class A Shares	472,560
1,576	RenaissanceRe Holdings Ltd.	450,972
1,281	RLI Corp.	225,328
3,046	Ryan Specialty Holdings Inc., Class A Shares	229,668
33,669	Travelers Cos., Inc. (The)	8,957,301
4,605	Unum Group	354,124
81	White Mountains Insurance Group Ltd.	162,809
3,209	Willis Towers Watson PLC	1,033,298
9,274	WR Berkley Corp.	598,637

	Total Insurance	75,784,536

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
20,790	AGNC Investment Corp.	200,831
15,771	Annaly Capital Management Inc.	314,316
15,439	Rithm Capital Corp.	173,689
9,325	Starwood Property Trust Inc.	189,950

	Total Mortgage Real Estate Investment Trusts (REITs)	878,786

	TOTAL FINANCIALS	474,323,962

HEALTH CARE - 11.1%
Biotechnology - 1.8%
98,217	AbbVie Inc.	17,966,836
4,402	Alnylam Pharmaceuticals Inc.*	1,114,014
31,704	Amgen Inc.	8,968,111
3,284	Apellis Pharmaceuticals Inc.*	111,426
4,438	Biogen Inc.*	712,876
5,811	BioMarin Pharmaceutical Inc.*	383,700
8,357	Exact Sciences Corp.*	518,803
9,222	Exelixis Inc.*	336,234
106,078	Gilead Sciences Inc.	9,820,701
818	GRAIL Inc.*	14,315
5,793	Incyte Corp.*	432,100
4,454	Ionis Pharmaceuticals Inc.*	159,142
13,374	Moderna Inc.*	575,885
4,327	Natera Inc.*	725,984
3,820	Neurocrine Biosciences Inc.*	484,185
3,347	Regeneron Pharmaceuticals Inc.*	2,510,986
21,068	Roivant Sciences Ltd.*	267,774
2,812	Sarepta Therapeutics Inc.*	374,952
2,454	Ultragenyx Pharmaceutical Inc.*	116,884
1,411	United Therapeutics Corp.*	522,761
8,664	Vertex Pharmaceuticals Inc.*	4,055,878
3,248	Viking Therapeutics Inc.*	171,949

	Total Biotechnology	50,345,496

Health Care Equipment & Supplies - 2.7%
125,704	Abbott Laboratories	14,929,864
23,170	Alcon AG	2,058,654
2,370	Align Technology Inc.*	551,665
15,690	Baxter International Inc.	528,910
34,472	Becton Dickinson and Co.	7,649,337
155,122	Boston Scientific Corp.*	14,063,360
6,031	Cooper Cos Inc.(The)*	629,998
6,518	DENTSPLY SIRONA Inc.	128,079
13,705	DexCom Inc.*	1,068,853
20,734	Edwards Lifesciences Corp.*	1,479,371
1,498	Enovis Corp.*	73,117
5,072	Envista Holdings Corp.*	113,055
14,400	GE HealthCare Technologies Inc.	1,198,368

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 11.1% - (continued)
Health Care Equipment & Supplies - 2.7% - (continued)
3,699	Globus Medical Inc., Class A Shares*	$316,671
7,179	Hologic Inc.*	570,730
5,926	IDEXX Laboratories Inc.*	2,499,290
1,668	Inspire Medical Systems Inc.*	321,524
2,165	Insulet Corp.*	577,579
21,783	Intuitive Surgical Inc.*	11,806,386
1,355	Masimo Corp.*	233,792
42,881	Medtronic PLC	3,710,922
1,100	Penumbra Inc.*	268,532
1,797	QuidelOrtho Corp.*	73,677
4,506	ResMed Inc.	1,122,084
4,164	Solventum Corp.*	297,768
3,078	STERIS PLC	674,267
21,520	Stryker Corp.	8,439,068
1,481	Teleflex Inc.	285,611
6,518	Zimmer Biomet Holdings Inc.	730,668

	Total Health Care Equipment & Supplies	76,401,200

Health Care Providers & Services - 2.2%
2,770	Acadia Healthcare Co., Inc.*	112,545
1,025	Amedisys Inc.*	93,695
7,656	Cardinal Health Inc.	935,869
25,004	Cencora Inc.	6,289,756
16,569	Centene Corp.*	994,140
469	Chemed Corp.	268,451
8,967	Cigna Group (The)	3,029,053
41,669	CVS Health Corp.	2,493,890
1,670	DaVita Inc.*	277,504
7,448	Elevance Health Inc.	3,031,038
2,979	Encompass Health Corp.	306,658
6,372	HCA Healthcare Inc.	2,085,046
4,129	Henry Schein Inc.*	318,139
4,141	Humana Inc.	1,227,310
3,197	Labcorp Holdings Inc.	770,989
4,340	McKesson Corp.	2,727,690
1,793	Molina Healthcare Inc.*	534,135
3,625	Premier Inc., Class A Shares	83,012
3,475	Quest Diagnostics Inc.	565,243
3,145	Tenet Healthcare Corp.*	448,729
60,515	UnitedHealth Group Inc.	36,926,253
1,869	Universal Health Services Inc., Class B Shares	383,145

	Total Health Care Providers & Services	63,902,290

Health Care Technology - 0.0%@
3,535	Certara Inc.*	39,627
3,617	Doximity Inc., Class A Shares*	191,701
5,107	Veeva Systems Inc., Class A Shares*	1,163,630

	Total Health Care Technology	1,394,958

Life Sciences Tools & Services - 1.7%
3,003	10X Genomics Inc., Class A Shares*	47,748
10,102	Agilent Technologies Inc.	1,393,773
162,091	Avantor Inc.*	3,413,637
1,652	Azenta Inc.*	76,339
655	Bio-Rad Laboratories Inc., Class A Shares*	223,047
4,869	Bio-Techne Corp.	366,928
4,874	Bruker Corp.	282,448
1,596	Charles River Laboratories International Inc.*	317,700
61,193	Danaher Corp.	14,667,350
2,657	Fortrea Holdings Inc.*	55,930
1,808	ICON PLC, ADR*	380,132
4,908	Illumina Inc.*	707,488
5,648	IQVIA Holdings Inc.*	1,134,344

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 11.1% - (continued)
Life Sciences Tools & Services - 1.7% - (continued)
715	Medpace Holdings Inc.*	$243,551
664	Mettler-Toledo International Inc.*	830,797
6,638	QIAGEN NV*	288,288
1,769	Repligen Corp.*	266,305
3,863	Revvity Inc.	448,649
3,386	Sotera Health Co.*	44,594
41,953	Thermo Fisher Scientific Inc.	22,219,567
1,817	Waters Corp.*	699,036
2,297	West Pharmaceutical Services Inc.	748,087

	Total Life Sciences Tools & Services	48,855,738

Pharmaceuticals - 2.7%
66,736	Bristol-Myers Squibb Co.	3,952,106
5,674	Catalent Inc.*	346,738
14,967	Elanco Animal Health Inc.*	197,714
29,766	Eli Lilly & Co.	23,674,388
3,179	Intra-Cellular Therapies Inc.*	272,281
1,860	Jazz Pharmaceuticals PLC*	226,157
111,049	Johnson & Johnson	17,213,706
128,287	Merck & Co., Inc.	13,039,091
7,798	Organon & Co.	123,754
4,053	Perrigo Co. PLC	115,673
186,810	Pfizer Inc.	4,896,290
11,707	Royalty Pharma PLC, Class A Shares	312,109
37,356	Viatris Inc.	488,990
64,895	Zoetis Inc., Class A Shares	11,372,849

	Total Pharmaceuticals	76,231,846

	TOTAL HEALTH CARE	317,131,528

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
2,220	Axon Enterprise Inc.*	1,436,251
22,967	Boeing Co. (The)*	3,569,991
2,910	BWX Technologies Inc.	380,774
1,200	Curtiss-Wright Corp.	448,356
9,275	General Dynamics Corp.	2,634,193
35,933	General Electric Co.	6,545,555
1,421	HEICO Corp.	388,459
27,607	HEICO Corp., Class A Shares	5,828,666
2,664	Hexcel Corp.	168,871
13,043	Howmet Aerospace Inc.	1,544,030
1,237	Huntington Ingalls Industries Inc.	244,827
6,580	L3Harris Technologies Inc.	1,620,325
7,179	Lockheed Martin Corp.	3,800,634
10,169	Northrop Grumman Corp.	4,979,251
134,575	RTX Corp.	16,395,272
3,794	Spirit AeroSystems Holdings Inc., Class A Shares*	122,774
64,023	Textron Inc.	5,482,290
12,763	TransDigm Group Inc.	15,991,656
1,879	Woodward Inc.	338,821

	Total Aerospace & Defense	71,920,996

Air Freight & Logistics - 0.2%
3,630	CH Robinson Worldwide Inc.	383,255
4,492	Expeditors International of Washington Inc.	546,407
7,412	FedEx Corp.	2,243,390
3,689	GXO Logistics Inc.*	224,402
23,459	United Parcel Service Inc., Class B Shares	3,183,856

	Total Air Freight & Logistics	6,581,310

Building Products - 0.9%
2,109	AAON Inc.	287,541
2,103	Advanced Drainage Systems Inc.	284,515
2,763	Allegion PLC	389,141

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.3% - (continued)
Building Products - 0.9% - (continued)
3,820	AO Smith Corp.	$284,552
1,329	Armstrong World Industries Inc.	212,414
4,532	AZEK Co., Inc. (The), Class A Shares*	240,740
3,764	Builders FirstSource Inc.*	701,873
1,502	Carlisle Cos., Inc.	685,964
113,705	Carrier Global Corp.	8,797,356
4,021	Fortune Brands Innovations Inc.	314,844
4,481	Hayward Holdings Inc.*	72,413
22,700	Johnson Controls International PLC	1,903,622
1,210	Lennox International Inc.	807,227
6,977	Masco Corp.	562,067
33,965	Owens Corning	6,983,883
1,309	Simpson Manufacturing Co., Inc.	246,616
7,655	Trane Technologies PLC	3,186,164
3,443	Trex Co., Inc.*	258,328

	Total Building Products	26,219,260

Commercial Services & Supplies - 0.7%
11,770	Cintas Corp.	2,657,548
1,591	Clean Harbors Inc.*	413,803
149,519	Copart Inc.*	9,478,009
1,129	MSA Safety Inc.	196,232
5,662	RB Global Inc.	553,517
6,411	Republic Services Inc., Class A Shares	1,399,521
10,428	Rollins Inc.	524,841
8,320	Tetra Tech Inc.	345,363
8,936	Veralto Corp.	966,786
3,870	Vestis Corp.	62,230
12,844	Waste Management Inc.	2,931,258

	Total Commercial Services & Supplies	19,529,108

Construction & Engineering - 0.4%
5,511	AECOM	644,622
7,023	API Group Corp.*	265,329
1,085	Comfort Systems USA Inc.	535,198
1,439	EMCOR Group Inc.	734,063
1,637	Everus Construction Group Inc.*	104,211
1,945	MasTec Inc.*	280,197
26,939	Quanta Services Inc.	9,281,024
615	Valmont Industries Inc.	213,934
5,617	WillScot Holdings Corp.*	214,794

	Total Construction & Engineering	12,273,372

Electrical Equipment - 0.8%
941	Acuity Brands Inc.	301,769
7,992	AMETEK Inc.	1,553,485
24,656	Eaton Corp. PLC	9,256,355
18,831	Emerson Electric Co.	2,496,991
9,093	GE Vernova Inc.*	3,038,153
1,831	Generac Holdings Inc.*	344,594
1,662	Hubbell Inc., Class B Shares	764,670
5,136	nVent Electric PLC	402,200
2,093	Regal Rexnord Corp.	361,482
3,670	Rockwell Automation Inc.	1,083,164
4,772	Sensata Technologies Holding PLC	153,372
12,195	Vertiv Holdings Co., Class A Shares	1,556,082

	Total Electrical Equipment	21,312,317

Ground Transportation - 1.1%
546	Avis Budget Group Inc.	59,552
233,454	CSX Corp.	8,532,744
2,567	JB Hunt Transport Services Inc.	485,445
4,710	Knight-Swift Transportation Holdings Inc., Class A Shares	279,586
1,109	Landstar System Inc.	206,185

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.3% - (continued)
Ground Transportation - 1.1% - (continued)
10,843	Lyft Inc., Class A Shares*	$188,234
7,091	Norfolk Southern Corp.	1,956,052
6,290	Old Dominion Freight Line Inc.	1,416,131
1,313	Ryder System Inc.	221,687
832	Saia Inc.*	473,475
1,934	Schneider National Inc., Class B Shares	65,002
119,292	Uber Technologies Inc.*	8,584,252
219	U-Haul Holding Co.*	15,477
3,106	U-Haul Holding Co.-Non Voting	193,939
32,596	Union Pacific Corp.	7,974,937
3,566	XPO Inc.*	543,494

	Total Ground Transportation	31,196,192

Industrial Conglomerates - 0.5%
18,029	3M Co.	2,407,412
56,550	Honeywell International Inc.	13,172,192

	Total Industrial Conglomerates	15,579,604

Machinery - 1.8%
1,900	AGCO Corp.	192,299
2,681	Allison Transmission Holdings Inc.	317,699
33,846	Caterpillar Inc.	13,745,199
30,818	CNH Industrial NV	387,074
2,263	Crane Co.	412,047
4,733	Cummins Inc.	1,775,064
8,230	Deere & Co.	3,834,357
3,841	Donaldson Co., Inc.	299,790
4,329	Dover Corp.	891,341
1,759	Esab Corp.	227,052
4,089	Flowserve Corp.	249,511
10,976	Fortive Corp.	870,726
5,083	Gates Industrial Corp. PLC*	112,639
5,211	Graco Inc.	474,618
2,346	IDEX Corp.	541,058
9,649	Illinois Tool Works Inc.	2,677,791
12,562	Ingersoll Rand Inc.	1,308,584
2,599	ITT Inc.	405,756
1,755	Lincoln Electric Holdings Inc.	383,432
1,608	Middleby Corp. (The)*	230,571
1,784	Nordson Corp.	465,606
1,966	Oshkosh Corp.	223,357
13,927	Otis Worldwide Corp.	1,434,203
17,338	PACCAR Inc.	2,028,546
17,418	Parker-Hannifin Corp.	12,243,112
5,118	Pentair PLC	557,811
863	RBC Bearings Inc.*	289,200
1,620	Snap-on Inc.	598,898
4,780	Stanley Black & Decker Inc.	427,571
1,836	Timken Co. (The)	142,198
3,315	Toro Co. (The)	288,670
5,534	Westinghouse Air Brake Technologies Corp.	1,110,231
8,267	Xylem Inc.	1,047,842

	Total Machinery	50,193,853

Marine Transportation - 0.0%@
1,857	Kirby Corp.*	234,929

Passenger Airlines - 0.4%
3,724	Alaska Air Group Inc.*	195,882
20,810	American Airlines Group Inc.*	302,161
131,490	Delta Air Lines Inc.	8,391,692
18,448	Southwest Airlines Co.	596,977
10,137	United Airlines Holdings Inc.*	981,566

	Total Passenger Airlines	10,468,278

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.3% - (continued)
Professional Services - 0.6%
3,904	Amentum Holdings Inc.*	$95,062
13,465	Automatic Data Processing Inc.	4,132,812
3,978	Booz Allen Hamilton Holding Corp., Class A Shares	589,460
4,240	Broadridge Financial Solutions Inc.	1,000,725
678	CACI International Inc., Class A Shares*	311,799
44,534	Clarivate PLC*	255,180
4,640	Concentrix Corp.	208,568
4,789	Dayforce Inc.*	383,072
9,284	Dun & Bradstreet Holdings Inc.	117,907
4,197	Equifax Inc.	1,097,767
1,021	FTI Consulting Inc.*	206,773
8,558	Genpact Ltd.	395,037
3,904	Jacobs Solutions Inc.	551,362
4,043	KBR Inc.	245,936
4,236	Leidos Holdings Inc.	700,634
1,598	ManpowerGroup Inc.	102,863
1,413	Parsons Corp.*	135,521
10,003	Paychex Inc.	1,463,139
1,654	Paycom Software Inc.	383,596
9,459	Paycor HCM Inc.*	170,830
1,291	Paylocity Holding Corp.*	267,934
3,185	Robert Half Inc.	237,633
1,556	Science Applications International Corp.	193,333
6,768	SS&C Technologies Holdings Inc.	523,437
6,009	TransUnion	609,913
4,991	Verisk Analytics Inc., Class A Shares	1,468,402

	Total Professional Services	15,848,695

Trading Companies & Distributors - 0.4%
3,106	Air Lease Corp., Class A Shares	158,095
5,543	Core & Main Inc., Class A Shares*	269,113
17,746	Fastenal Co.	1,482,856
7,003	Ferguson Enterprises Inc.	1,512,158
1,373	MSC Industrial Direct Co., Inc., Class A Shares	117,913
1,302	SiteOne Landscape Supply Inc.*	199,531
2,226	United Rentals Inc.	1,927,716
1,306	Watsco Inc.	720,390
1,351	WESCO International Inc.	285,831
4,965	WW Grainger Inc.	5,984,513

	Total Trading Companies & Distributors	12,658,116

	TOTAL INDUSTRIALS	294,016,030

INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 1.1%
8,600	Arista Networks Inc.*	3,490,052
4,325	Ciena Corp.*	301,539
258,402	Cisco Systems Inc.	15,299,982
1,865	F5 Inc.*	466,903
9,984	Juniper Networks Inc.	358,625
1,935	Lumentum Holdings Inc.*	168,287
22,808	Motorola Solutions Inc.	11,397,158
142	Ubiquiti Inc.	49,201

	Total Communications Equipment	31,531,747

Electronic Equipment, Instruments & Components - 0.4%
57,831	Amphenol Corp., Class A Shares	4,201,422
1,644	Arrow Electronics Inc.*	197,543
2,736	Avnet Inc.	149,687
4,195	CDW Corp.	738,026
5,304	Cognex Corp.	212,054
4,002	Coherent Corp.*	400,840
26,715	Corning Inc.	1,300,219
1,535	Crane NXT Co.	96,214

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
Electronic Equipment, Instruments & Components - 0.4% - (continued)
1,005	IPG Photonics Corp.*	$78,430
3,877	Jabil Inc.	526,613
5,412	Keysight Technologies Inc.*	924,586
764	Littelfuse Inc.	188,456
3,182	TD SYNNEX Corp.	378,626
1,446	Teledyne Technologies Inc.*	701,686
7,679	Trimble Inc.*	560,337
4,811	Vontier Corp.	188,880
1,588	Zebra Technologies Corp., Class A Shares*	646,316

	Total Electronic Equipment, Instruments & Components	11,489,935

IT Services - 1.1%
28,374	Accenture PLC, Class A Shares	10,281,886
4,651	Akamai Technologies Inc.*	437,287
3,652	Amdocs Ltd.	316,702
9,122	Cloudflare Inc., Class A Shares*	910,649
17,251	Cognizant Technology Solutions Corp., Class A Shares	1,388,533
6,133	DXC Technology Co.*	137,993
1,756	EPAM Systems Inc.*	428,324
6,726	Gartner Inc.*	3,483,597
1,246	Globant SA*	283,789
4,370	GoDaddy Inc., Class A Shares*	863,381
30,069	International Business Machines Corp.	6,837,991
7,016	Kyndryl Holdings Inc.*	243,525
2,564	MongoDB Inc., Class A Shares*	826,864
6,519	Okta Inc., Class A Shares*	505,614
10,805	Snowflake Inc., Class A Shares*	1,888,714
5,400	Twilio Inc., Class A Shares*	564,516
2,755	VeriSign Inc.*	515,681

	Total IT Services	29,915,046

Semiconductors & Semiconductor Equipment - 7.8%
52,229	Advanced Micro Devices Inc.*	7,164,513
7,622	Allegro MicroSystems Inc.*	165,626
3,481	Amkor Technology Inc.	92,038
16,111	Analog Devices Inc.	3,513,004
27,377	Applied Materials Inc.	4,783,036
4,270	ASML Holding NV, Class REG Shares, ADR	2,931,825
357	Astera Labs Inc.*	36,860
181,268	Broadcom Inc.	29,379,917
1,641	Cirrus Logic Inc.*	171,402
4,131	Enphase Energy Inc.*	294,747
4,634	Entegris Inc.	489,489
3,303	First Solar Inc.*	658,189
2,926	GLOBALFOUNDRIES Inc.*	126,549
137,164	Intel Corp.	3,298,794
4,404	KLA Corp.	2,849,520
43,644	Lam Research Corp.	3,224,419
7,000	Lattice Semiconductor Corp.*	397,250
1,723	MACOM Technology Solutions Holdings Inc.*	228,849
27,445	Marvell Technology Inc.	2,543,877
16,516	Microchip Technology Inc.	1,125,896
86,802	Micron Technology Inc.	8,502,256
2,122	MKS Instruments Inc.	241,144
1,562	Monolithic Power Systems Inc.	886,654
933,606	NVIDIA Corp.	129,071,029
47,637	ON Semiconductor Corp.*	3,387,943
1,512	Onto Innovation Inc.*	248,240
3,094	Qorvo Inc.*	213,641
36,132	QUALCOMM Inc.	5,728,006
4,942	Skyworks Solutions Inc.	432,870
18,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,490,074

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
Semiconductors & Semiconductor Equipment - 7.8% - (continued)
4,783	Teradyne Inc.	$526,130
30,334	Texas Instruments Inc.	6,098,044
1,421	Universal Display Corp.	233,783
21,653	Wolfspeed Inc.*	207,436

	Total Semiconductors & Semiconductor Equipment	222,743,050

Software - 10.6%
35,134	Adobe Inc.*	18,126,685
2,694	ANSYS Inc.*	945,863
679	Appfolio Inc., Class A Shares*	172,296
8,619	AppLovin Corp., Class A Shares*	2,902,448
825	Aspen Technology Inc.*	206,250
5,353	Atlassian Corp., Class A Shares*	1,410,944
7,134	Autodesk Inc.*	2,082,415
4,327	Bentley Systems Inc., Class B Shares	214,187
4,744	BILL Holdings Inc.*	428,004
44,093	Cadence Design Systems Inc.*	13,528,173
12,061	CCC Intelligent Solutions Holdings Inc.*	151,969
11,630	Confluent Inc., Class A Shares*	358,669
517	Constellation Software Inc.	1,733,647
7,477	Crowdstrike Holdings Inc., Class A Shares*	2,586,818
9,707	Datadog Inc., Class A Shares*	1,482,744
6,357	DocuSign Inc., Class A Shares*	506,589
1,764	Dolby Laboratories Inc., Class A Shares	138,157
4,262	DoubleVerify Holdings Inc.*	86,646
8,161	Dropbox Inc., Class A Shares*	225,733
10,480	Dynatrace Inc.*	588,871
2,491	Elastic NV*	272,665
752	Fair Isaac Corp.*	1,786,023
2,137	Five9 Inc.*	88,215
21,398	Fortinet Inc.*	2,033,880
17,242	Gen Digital Inc.	531,916
5,397	Gitlab Inc., Class A Shares*	344,059
2,588	Guidewire Software Inc.*	525,079
6,871	HashiCorp Inc., Class A Shares*	231,003
1,687	HubSpot Inc.*	1,216,411
1,263	Informatica Inc., Class A Shares*	33,495
31,497	Intuit Inc.	20,212,570
1,921	Manhattan Associates Inc.*	548,330
362,901	Microsoft Corp.	153,674,057
4,830	MicroStrategy Inc., Class A Shares*	1,871,480
2,092	nCino Inc.*	87,843
7,682	Nutanix Inc., Class A Shares*	501,481
82,963	Oracle Corp.	15,334,881
66,708	Palantir Technologies Inc., Class A Shares*	4,474,773
23,596	Palo Alto Networks Inc.*	9,151,001
1,187	Pegasystems Inc.	112,729
4,460	Procore Technologies Inc.*	362,152
4,257	PTC Inc.*	851,655
2,788	RingCentral Inc., Class A Shares*	104,912
16,058	Roper Technologies Inc.	9,095,894
45,587	Salesforce Inc.	15,043,254
7,836	SentinelOne Inc., Class A Shares*	219,016
6,658	ServiceNow Inc.*	6,987,172
4,140	Smartsheet Inc., Class A Shares*	231,633
4,952	Synopsys Inc.*	2,765,643
3,069	Teradata Corp.*	94,832
1,291	Tyler Technologies Inc.*	812,258
22,100	UiPath Inc., Class A Shares*	314,041
15,906	Unity Software Inc.*	383,494
18,898	Workday Inc., Class A Shares*	4,724,311

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
Software - 10.6% - (continued)
8,109	Zoom Communications Inc., Class A Shares*	$670,533
3,369	Zscaler Inc.*	696,002

	Total Software	304,265,801

Technology Hardware, Storage & Peripherals - 4.5%
518,877	Apple Inc.	123,145,079
8,907	Dell Technologies Inc., Class C Shares	1,136,444
40,271	Hewlett Packard Enterprise Co.	854,551
30,438	HP Inc.	1,078,418
6,393	NetApp Inc.	784,038
11,472	Pure Storage Inc., Class A Shares*	607,901
15,300	Super Micro Computer Inc.*	499,392
10,064	Western Digital Corp.*	734,571

	Total Technology Hardware, Storage & Peripherals	128,840,394

	TOTAL INFORMATION TECHNOLOGY	728,785,973

MATERIALS - 2.7%
Chemicals - 1.6%
24,452	Air Products & Chemicals Inc.	8,175,037
3,644	Albemarle Corp.	392,459
1,606	Ashland Inc.	125,364
6,747	Axalta Coating Systems Ltd.*	272,984
5,845	Celanese Corp., Class A Shares	427,913
5,973	CF Industries Holdings Inc.	535,539
4,492	Chemours Co. (The)	97,656
24,250	Corteva Inc.	1,509,320
24,997	Dow Inc.	1,105,118
72,139	DuPont de Nemours Inc.	6,030,099
3,715	Eastman Chemical Co.	389,035
8,212	Ecolab Inc.	2,042,899
6,768	Element Solutions Inc.	194,106
3,804	FMC Corp.	224,778
5,197	Huntsman Corp.	101,757
7,925	International Flavors & Fragrances Inc.	724,028
25,729	Linde PLC	11,860,812
8,030	LyondellBasell Industries NV, Class A Shares	669,220
10,287	Mosaic Co. (The)	272,194
204	NewMarket Corp.	108,846
3,709	Olin Corp.	157,966
7,286	PPG Industries Inc.	906,160
3,955	RPM International Inc.	548,875
1,413	Scotts Miracle-Gro Co. (The)	108,928
22,917	Sherwin-Williams Co. (The)	9,107,216
997	Westlake Corp.	128,015

	Total Chemicals	46,216,324

Construction Materials - 0.5%
22,617	CRH PLC	2,313,041
1,091	Eagle Materials Inc.	337,032
10,651	Martin Marietta Materials Inc.	6,390,600
16,366	Vulcan Materials Co.	4,715,535

	Total Construction Materials	13,756,208

Containers & Packaging - 0.2%
44,746	Amcor PLC	476,097
2,065	AptarGroup Inc.	357,162
2,505	Avery Dennison Corp.	515,905
9,561	Ball Corp.	594,312
3,729	Berry Global Group Inc.	269,644
3,401	Crown Holdings Inc.	313,198
9,683	Graphic Packaging Holding Co.	291,361
10,746	International Paper Co.	632,187
2,745	Packaging Corp. of America	683,093
3,841	Sealed Air Corp.	140,581

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.7% - (continued)
Containers & Packaging - 0.2% - (continued)
2,654	Silgan Holdings Inc.	$152,685
18,358	Smurfit WestRock PLC	1,010,057
3,127	Sonoco Products Co.	162,229

	Total Containers & Packaging	5,598,511

Metals & Mining - 0.4%
11,009	Alcoa Corp.	511,148
3,810	ATI Inc.*	229,248
15,866	Cleveland-Cliffs Inc.*	197,532
154,794	Freeport-McMoRan Inc.	6,841,895
10,733	MP Materials Corp.*	226,144
35,850	Newmont Corp.	1,503,549
7,456	Nucor Corp.	1,153,369
1,772	Reliance Inc.	569,237
2,094	Royal Gold Inc.	306,268
2,618	Southern Copper Corp.	262,716
4,729	Steel Dynamics Inc.	686,982
7,062	United States Steel Corp.	287,918

	Total Metals & Mining	12,776,006

Paper & Forest Products - 0.0%@
2,003	Louisiana-Pacific Corp.	236,754

	TOTAL MATERIALS	78,583,803

REAL ESTATE - 2.6%
Diversified REITs - 0.0%@
6,772	WP Carey Inc.	386,410

Health Care REITs - 0.2%
5,383	Alexandria Real Estate Equities Inc.	593,368
12,028	Healthcare Realty Trust Inc., Class A Shares	220,353
21,973	Healthpeak Properties Inc.	483,186
18,784	Medical Properties Trust Inc.	82,462
10,911	Omega Healthcare Investors Inc.	443,096
12,400	Ventas Inc.	794,468
19,326	Welltower Inc.	2,670,467

	Total Health Care REITs	5,287,400

Hotel & Resort REITs - 0.0%@
21,828	Host Hotels & Resorts Inc.	402,072
6,032	Park Hotels & Resorts Inc.	93,797

	Total Hotel & Resort REITs	495,869

Industrial REITs - 0.4%
9,060	Americold Realty Trust Inc.	216,172
1,402	EastGroup Properties Inc.	241,438
4,086	First Industrial Realty Trust Inc.	218,397
2,986	Lineage Inc.	189,372
70,973	Prologis Inc.	8,288,227
6,655	Rexford Industrial Realty Inc.	280,042
5,537	STAG Industrial Inc.	203,706

	Total Industrial REITs	9,637,354

Office REITs - 0.0%@
4,961	BXP Inc.	406,752
4,694	Cousins Properties Inc.	148,988
3,477	Highwoods Properties Inc.	112,864
3,651	Kilroy Realty Corp.	151,626
5,407	Vornado Realty Trust	232,771

	Total Office REITs	1,053,001

Real Estate Management & Development - 0.4%
9,476	CBRE Group Inc., Class A Shares*	1,326,545
87,686	CoStar Group Inc.*	7,132,379
1,100	Howard Hughes Holdings Inc.*	95,414
1,499	Jones Lang LaSalle Inc.*	420,620
276	Seaport Entertainment Group Inc.*	9,343
3,517	Zillow Group Inc., Class A Shares*	286,741

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.6% - (continued)
Real Estate Management & Development - 0.4% - (continued)
6,558	Zillow Group Inc., Class C Shares*	$555,528

	Total Real Estate Management & Development	9,826,570

Residential REITs - 0.3%
10,413	American Homes 4 Rent, Class A Shares	398,714
5,052	AvalonBay Communities Inc.	1,188,988
3,257	Camden Property Trust	409,731
45,316	Equity LifeStyle Properties Inc.	3,232,390
13,632	Equity Residential	1,045,029
2,427	Essex Property Trust Inc.	753,486
18,969	Invitation Homes Inc.	649,688
3,603	Mid-America Apartment Communities Inc.	591,469
3,818	Sun Communities Inc.	482,328
13,262	UDR Inc.	608,195

	Total Residential REITs	9,360,018

Retail REITs - 0.2%
3,153	Agree Realty Corp.	242,150
9,250	Brixmor Property Group Inc.	278,147
2,583	Federal Realty Investment Trust	301,307
20,484	Kimco Realty Corp.	523,776
5,516	NNN REIT Inc.	242,594
27,849	Realty Income Corp.	1,612,179
5,671	Regency Centers Corp.	428,671
10,161	Simon Property Group Inc.	1,865,560

	Total Retail REITs	5,494,384

Specialized REITs - 1.1%
41,136	American Tower Corp.	8,597,424
13,921	Crown Castle Inc.	1,479,106
7,066	CubeSmart	350,191
10,516	Digital Realty Trust Inc.	2,057,876
2,452	EPR Properties	111,247
6,429	Equinix Inc.	6,309,935
6,442	Extra Space Storage Inc.	1,101,324
8,015	Gaming and Leisure Properties Inc.	413,654
9,019	Iron Mountain Inc.	1,115,380
2,738	Lamar Advertising Co., Class A Shares	366,947
2,458	National Storage Affiliates Trust	110,856
21,510	Public Storage	7,486,556
4,339	Rayonier Inc.	138,284
3,333	SBA Communications Corp., Class A Shares	754,091
36,300	VICI Properties Inc., Class A Shares	1,183,743
22,732	Weyerhaeuser Co.	733,334

	Total Specialized REITs	32,309,948

	TOTAL REAL ESTATE	73,850,954

UTILITIES - 2.0%
Electric Utilities - 1.5%
7,952	Alliant Energy Corp.	502,567
17,912	American Electric Power Co., Inc.	1,788,692
2,031	Avangrid Inc.	73,319
10,479	Constellation Energy Corp.	2,688,492
96,614	Duke Energy Corp.	11,308,669
11,732	Edison International	1,029,483
7,611	Entergy Corp.	1,188,610
6,964	Evergy Inc.	450,083
10,820	Eversource Energy	697,782
30,903	Exelon Corp.	1,222,523
19,746	FirstEnergy Corp.	840,192
1,494	IDACORP Inc.	176,994
158,104	NextEra Energy Inc.	12,438,042
6,960	NRG Energy Inc.	707,206
6,152	OGE Energy Corp.	270,442

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.0% - (continued)
Electric Utilities - 1.5% - (continued)
69,826	PG&E Corp.	$1,510,336
3,593	Pinnacle West Capital Corp.	336,664
22,909	PPL Corp.	800,211
35,262	Southern Co. (The)	3,142,902
19,354	Xcel Energy Inc.	1,404,326

	Total Electric Utilities	42,577,535

Gas Utilities - 0.0%@
4,675	Atmos Energy Corp.	707,421
6,551	MDU Resources Group Inc.	131,282
2,890	National Fuel Gas Co.	184,873
6,275	UGI Corp.	190,572

	Total Gas Utilities	1,214,148

Independent Power & Renewable Electricity Producers - 0.1%
21,250	AES Corp. (The)	277,100
4,186	Brookfield Renewable Corp., Class A Shares	133,617
845	Clearway Energy Inc., Class A Shares	23,499
2,355	Clearway Energy Inc., Class C Shares	69,449
11,615	Vistra Corp.	1,856,542

	Total Independent Power & Renewable Electricity Producers	2,360,207

Multi-Utilities - 0.4%
8,128	Ameren Corp.	767,202
19,588	CenterPoint Energy Inc.	638,961
11,105	CMS Energy Corp.	774,130
12,270	Consolidated Edison Inc.	1,234,239
28,537	Dominion Energy Inc.	1,676,549
7,525	DTE Energy Co.	946,494
16,703	NiSource Inc.	636,217
17,180	Public Service Enterprise Group Inc.	1,620,074
21,072	Sempra	1,973,814
11,320	WEC Energy Group Inc.	1,143,886

	Total Multi-Utilities	11,411,566

Water Utilities - 0.0%@
6,048	American Water Works Co., Inc.	828,213
7,621	Essential Utilities Inc.	305,069

	Total Water Utilities	1,133,282

	TOTAL UTILITIES	58,696,738

	TOTAL COMMON STOCKS
	(Cost - $1,450,951,136)	2,786,446,201

Face Amount†
SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSITS - 2.5%
$ 58,421		ANZ National Bank - London, 3.930% due 12/2/24	58,421
37,299	CAD	BNP Paribas - Paris, 2.580% due 12/2/24	26,645
10,436,719		Citibank - New York, 3.930% due 12/2/24	10,436,719
59,606,232		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	59,606,232
91		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	91

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $70,128,108)	70,128,108

		TOTAL INVESTMENTS - 99.9%
		(Cost - $1,521,079,244)	2,856,574,309

		Other Assets in Excess of Liabilities - 0.1%	4,283,776

		TOTAL NET ASSETS - 100.0%	$2,860,858,085

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Affiliated security. As of November 30, 2024, total cost and total value of affiliated security amounted to $1,489,240 and $4,894,049, respectively.

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of November 30, 2024
Morgan Stanley	$ 3,852,841	$–	$–	$–	$1,041,208	$34,397	$4,894,049

#	Security that used significant unobservable inputs to determine fair value. At November 30, 2024, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2024, for Large Cap Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,521,079,244	$ 1,356,960,093	$ (20,218,718)	$ 1,336,741,375

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	25.5%
Financials	16.6
Health Care	11.1
Industrials	10.3
Consumer Discretionary	9.8
Communication Services	8.7
Consumer Staples	4.7
Energy	3.4
Materials	2.8
Real Estate	2.6
Utilities	2.0
Short-Term Investments	2.5

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2024, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	68	12/24	$19,449,741	$20,575,100	$1,125,359
S&P MidCap 400 E-mini Index Futures	5	12/24	1,567,949	1,688,900	120,951

					$1,246,310

At November 30, 2024, Large Cap Equity Fund had deposited cash of $1,104,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
478	Anterix Inc.*	$16,586
5,402	AST SpaceMobile Inc., Class A Shares*	128,622
382	ATN International Inc.	7,556
868	Bandwidth Inc., Class A Shares*	18,254
1,794	Cogent Communications Holdings Inc.	147,449
2,589	Consolidated Communications Holdings Inc.*	12,091
10,010	Frontier Communications Parent Inc.*	348,448
5,412	GCI Liberty Inc.*#	–
30,018	Globalstar Inc.*	58,535
600	IDT Corp., Class B Shares	30,984
4,813	Iridium Communications Inc.	143,042
6,583	Liberty Global Ltd., Class A Shares*	93,018
6,777	Liberty Global Ltd., Class C Shares*	99,080
2,029	Liberty Latin America Ltd., Class A Shares*	14,122
4,312	Liberty Latin America Ltd., Class C Shares*	29,796
40,912	Lumen Technologies Inc.*	300,294
1,859	Shenandoah Telecommunications Co.	24,780

	Total Diversified Telecommunication Services	1,472,657

Entertainment - 0.4%
12,527	AMC Entertainment Holdings Inc., Class A Shares*	62,009
409	Atlanta Braves Holdings Inc., Class A Shares*	17,215
2,208	Atlanta Braves Holdings Inc., Class C Shares*	89,093
4,493	Cinemark Holdings Inc.*	155,098
2,993	Eventbrite Inc., Class A Shares*	10,535
1,635	IMAX Corp.*	43,033
837	Liberty Media Corp.-Liberty Live, Class A Shares*	60,005
1,890	Liberty Media Corp.-Liberty Live, Class C Shares*	138,008
2,489	Lions Gate Entertainment Corp., Class A Shares*	20,509
127,760	Lions Gate Entertainment Corp., Class B Shares*	941,591
4,278	LiveOne Inc.*	4,278
1,612	Madison Square Garden Entertainment Corp., Class A Shares*	59,628
730	Madison Square Garden Sports Corp., Class A Shares*	167,864
809	Marcus Corp. (The)	18,316
3,300	Playstudios Inc.*	6,336
2,726	Playtika Holding Corp.	22,953
992	Reservoir Media Inc.*	9,364
5,167	Roku Inc., Class A Shares*	356,678
1,026	Sphere Entertainment Co.*	42,220
3,209	TKO Group Holdings Inc., Class A Shares*	442,714
2,830	Vivid Seats Inc., Class A Shares*	10,131

	Total Entertainment	2,677,578

Interactive Media & Services - 0.2%
3,830	Bumble Inc., Class A Shares*	33,283
3,624	Cargurus Inc., Class A Shares*	137,060
2,783	Cars.com Inc.*	55,298
1,215	EverQuote Inc., Class A Shares*	23,316
10,279	fuboTV Inc.*	16,549
3,599	Getty Images Holdings Inc.*	10,509
799	Grindr Inc.*	12,057
3,104	IAC Inc.*	146,912
10,477	Match Group Inc.*	343,017
1,244	MediaAlpha Inc., Class A Shares*	15,712
7,146	Nextdoor Holdings Inc.*	17,365
1,027	Outbrain Inc.*	5,577
1,999	QuinStreet Inc.*	45,537
947	Shutterstock Inc.	30,001

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.3% - (continued)
Interactive Media & Services - 0.2% - (continued)
1,360	System1 Inc.*	$1,428
4,479	TripAdvisor Inc.*	64,184
4,462	TrueCar Inc.*	19,008
2,148	Trump Media & Technology Group Corp.*	67,877
5,844	Vimeo Inc.*	38,161
654	Webtoon Entertainment Inc.*	8,031
2,715	Yelp Inc., Class A Shares*	103,767
1,863	Ziff Davis Inc.*	109,637
2,653	ZipRecruiter Inc., Class A Shares*	23,506
12,855	ZoomInfo Technologies Inc., Class A Shares*	140,634

	Total Interactive Media & Services	1,468,426

Media - 1.4%
4,806	Advantage Solutions Inc.*	17,109
1,217	AMC Networks Inc., Class A Shares*	11,464
862	Boston Omaha Corp., Class A Shares*	13,163
233	Cable One Inc.	97,911
1,317	Cardlytics Inc.*	5,360
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	20,974
97,842	Criteo SA, ADR*	3,989,997
4,931	EchoStar Corp., Class A Shares*	124,705
1,121	Emerald Holding Inc.	5,571
2,331	Entravision Communications Corp., Class A Shares	5,688
2,008	EW Scripps Co. (The), Class A Shares*	4,016
546	Gambling.com Group Ltd.*	7,240
4,982	Gannett Co., Inc.*	25,857
3,030	Gray Television Inc.	12,938
279	Ibotta Inc., Class A Shares*	20,406
4,494	iHeartMedia Inc., Class A Shares*	10,291
3,800	Innovid Corp.*	11,552
2,592	Integral Ad Science Holding Corp.*	28,978
15,448	Interpublic Group of Cos., Inc. (The)	475,953
1,539	John Wiley & Sons Inc., Class A Shares	80,305
804	Liberty Broadband Corp., Class A Shares*	68,075
4,356	Liberty Broadband Corp., Class C Shares*	370,870
5,236	Magnite Inc.*	87,912
2,565	National CineMedia Inc.*	17,827
6,514	New York Times Co. (The), Class A Shares	353,450
15,574	News Corp., Class A Shares	457,097
4,658	News Corp., Class B Shares	149,475
7,403	Nexstar Media Group Inc., Class A Shares	1,262,878
379	Paramount Global, Class A Shares	8,626
24,386	Paramount Global, Class B Shares	264,588
1,595	PubMatic Inc., Class A Shares*	25,440
869	Scholastic Corp.	22,924
1,483	Sinclair Inc.	27,169
3,845	Stagwell Inc., Class A Shares*	30,222
1,022	TechTarget Inc.*	32,816
6,904	TEGNA Inc.	129,588
1,179	Thryv Holdings Inc.*	18,652
506	Townsquare Media Inc., Class A Shares	5,111
2,259	WideOpenWest Inc.*	11,995

	Total Media	8,314,193

Wireless Telecommunication Services - 0.0%@
2,307	Gogo Inc.*	18,525
602	Spok Holdings Inc.	9,879
4,014	Telephone & Data Systems Inc.	137,198

	Total Wireless Telecommunication Services	165,602

	TOTAL COMMUNICATION SERVICES	14,098,456

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 0.8%
57,367	Adient PLC*	$1,103,167
4,445	American Axle & Manufacturing Holdings Inc.*	29,381
53,116	BorgWarner Inc.	1,822,941
593	Cooper-Standard Holdings Inc.*	9,156
5,835	Dana Inc.	58,350
1,054	Dorman Products Inc.*	147,539
1,602	Fox Factory Holding Corp.*	52,033
9,324	Gentex Corp.	284,941
1,337	Gentherm Inc.*	56,288
11,758	Goodyear Tire & Rubber Co. (The)*	126,281
2,083	Holley Inc.*	5,916
1,029	LCI Industries	124,313
2,332	Lear Corp.	228,163
687	Luminar Technologies Inc., Class A Shares*	6,101
2,092	Modine Manufacturing Co.*	284,073
902	Patrick Industries Inc.	121,220
1,821	Phinia Inc.	102,122
14,791	QuantumScape Corp., Class A Shares*	77,357
5,627	Solid Power Inc.*	6,527
760	Standard Motor Products Inc.	24,989
946	Stoneridge Inc.*	6,490
1,117	Visteon Corp.*	104,294
991	XPEL Inc.*	43,108

	Total Automobile Components	4,824,750

Automobiles - 0.1%
3,988	Canoo Inc.*	1,527
4,995	Harley-Davidson Inc.	167,982
1,131	Livewire Group Inc.*	6,786
40,891	Lucid Group Inc., Class A Shares*	89,142
33,538	Rivian Automotive Inc., Class A Shares*	410,170
2,083	Thor Industries Inc.	232,463
1,207	Winnebago Industries Inc.	70,658

	Total Automobiles	978,728

Broadline Retail - 0.1%
1,462	1stdibs.com Inc.*	5,687
134	Dillard’s Inc., Class A Shares	59,378
4,763	Etsy Inc.*	261,298
849	Groupon Inc., Class A Shares*	7,964
4,646	Kohl’s Corp.	69,551
11,343	Macy’s Inc.	184,210
4,188	Nordstrom Inc.	95,109
2,486	Ollie’s Bargain Outlet Holdings Inc.*	245,990
946	Savers Value Village Inc.*	8,845

	Total Broadline Retail	938,032

Distributors - 0.1%
652	A-Mark Precious Metals Inc.	19,756
869	GigaCloud Technology Inc., Class A Shares*	21,464
1,510	Pool Corp.	569,406
138	Weyco Group Inc.	4,928

	Total Distributors	615,554

Diversified Consumer Services - 0.8%
186,551	ADT Inc.	1,421,519
1,521	Adtalem Global Education Inc.*	139,035
581	American Public Education Inc.*	11,980
2,357	Bright Horizons Family Solutions Inc.*	272,540
552	Carriage Services Inc., Class A Shares	22,383
4,181	Chegg Inc.*	8,822
5,865	Coursera Inc.*	46,627
1,492	Duolingo Inc., Class A Shares*	519,619
1,392	European Wax Center Inc., Class A Shares*	8,366

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2% - (continued)
Diversified Consumer Services - 0.8% - (continued)
3,145	Frontdoor Inc.*	$184,297
132	Graham Holdings Co., Class B Shares	122,908
1,164	Grand Canyon Education Inc.*	191,583
5,610	H&R Block Inc.	332,561
21,870	KinderCare Learning Cos Inc.*	520,287
5,479	Laureate Education Inc., Class A Shares*	104,101
914	Lincoln Educational Services Corp.*	15,017
4,002	Mister Car Wash Inc.*	32,016
2,768	Nerdy Inc.*	4,373
4,172	OneSpaWorld Holdings Ltd.	79,226
2,218	Perdoceo Education Corp.	60,884
5,820	Service Corp. International	515,594
927	Strategic Education Inc.	91,597
1,713	Stride Inc.*	183,068
3,796	Udemy Inc.*	30,216
1,399	Universal Technical Institute Inc.*	36,192

	Total Diversified Consumer Services	4,954,811

Hotels, Restaurants & Leisure - 2.9%
2,156	Accel Entertainment Inc., Class A Shares*	24,923
10,718	Aramark	436,115
952	Bally’s Corp.*	16,879
43	Biglari Holdings Inc., Class B Shares*	9,049
711	BJ’s Restaurants Inc.*	27,331
3,068	Bloomin’ Brands Inc.	42,768
2,780	Boyd Gaming Corp.	205,303
1,782	Brinker International Inc.*	235,705
8,801	Caesars Entertainment Inc.*	338,751
3,070	Cava Group Inc.*	432,563
1,995	Cheesecake Factory Inc. (The)	101,027
1,083	Choice Hotels International Inc.	163,793
16,628	Churchill Downs Inc.*	2,363,005
966	Cracker Barrel Old Country Store Inc.	53,671
1,401	Dave & Buster’s Entertainment Inc.*	55,087
1,906	Denny’s Corp.*	12,503
2,270	Despegar.com Corp.*	40,610
15,334	Dine Brands Global Inc.	550,797
4,440	Dutch Bros Inc., Class A Shares*	238,561
756	El Pollo Loco Holdings Inc.*	9,616
163	Empire Resorts Inc.*(a)#	–
2,900	Everi Holdings Inc.*	39,063
1,056	First Watch Restaurant Group Inc.*	20,159
1,323	Full House Resorts Inc.*	6,245
55,790	Genius Sports Ltd.*	560,132
5,346	Global Business Travel Group I*	50,199
752	Golden Entertainment Inc.	25,373
3,003	Hilton Grand Vacations Inc.*	127,297
1,773	Hyatt Hotels Corp., Class A Shares	280,028
1,130	Inspired Entertainment Inc.*	10,871
107,346	International Game Technology PLC	2,064,264
736	Jack in the Box Inc.	35,954
3,158	Krispy Kreme Inc.	34,801
232	Kura Sushi USA Inc., Class A Shares*	24,805
2,489	Life Time Group Holdings Inc.*	60,408
3,680	Light & Wonder Inc., Class A Shares*	349,747
1,698	Lindblad Expeditions Holdings Inc.*	22,516
1,442	Marriott Vacations Worldwide Corp.	143,119
536	Monarch Casino & Resort Inc.	45,029
1,579	Mondee Holdings Inc., Class A Shares*	1,121
79	Nathan’s Famous Inc.	6,913
17,423	Norwegian Cruise Line Holdings Ltd.*	468,504

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2% - (continued)
Hotels, Restaurants & Leisure - 2.9% - (continued)
786	ONE Group Hospitality Inc. (The)*	$2,775
1,264	Papa John’s International Inc.	62,985
6,224	Penn Entertainment Inc.*	134,376
3,524	Planet Fitness Inc., Class A Shares*	350,814
1,236	PlayAGS Inc.*	14,362
2,153	Portillo’s Inc., Class A Shares*	24,867
893	Potbelly Corp.*	9,287
318	RCI Hospitality Holdings Inc.	16,682
2,015	Red Rock Resorts Inc., Class A Shares	100,931
3,165	Rush Street Interactive Inc.*	45,639
14,742	Sabre Corp.*	57,641
1,536	Shake Shack Inc., Class A Shares*	205,409
3,746	Six Flags Entertainment Corp.	173,028
6,122	Super Group SGHC Ltd.	40,711
4,022	Sweetgreen Inc., Class A Shares*	164,822
1,370	Target Hospitality Corp.*	11,330
10,005	Texas Roadhouse Inc., Class A Shares	2,053,726
2,790	Travel + Leisure Co.	155,877
12,707	United Parks & Resorts Inc.*	745,139
1,541	Vail Resorts Inc.	276,209
21,868	Viking Holdings Ltd.*	1,015,769
7,152	Wendy’s Co. (The)	131,311
4,710	Wingstop Inc.	1,548,507
3,111	Wyndham Hotels & Resorts Inc.	305,438
4,156	Wynn Resorts Ltd.	392,243
901	Xponential Fitness Inc., Class A Shares*	13,731

	Total Hotels, Restaurants & Leisure	17,788,214

Household Durables - 1.8%
1,230	Beazer Homes USA Inc.*	42,988
329	Cavco Industries Inc.*	169,270
1,210	Century Communities Inc.	109,336
2,153	Champion Homes Inc.*	223,331
1,709	Cricut Inc., Class A Shares	8,870
1,210	Dream Finders Homes Inc., Class A Shares*	40,257
824	Ethan Allen Interiors Inc.	25,322
214	Flexsteel Industries Inc.	12,632
4,982	GoPro Inc., Class A Shares*	6,128
1,270	Green Brick Partners Inc.*	90,754
417	Hamilton Beach Brands Holding Co., Class A Shares	8,077
929	Helen of Troy Ltd.*	68,124
330	Hooker Furnishings Corp.	6,181
220	Hovnanian Enterprises Inc., Class A Shares*	43,254
975	Installed Building Products Inc.	223,021
1,016	iRobot Corp.*	7,732
2,702	KB Home	223,563
713	Landsea Homes Corp.*	8,150
1,697	La-Z-Boy Inc.	76,823
368	Legacy Housing Corp.*	9,631
5,661	Leggett & Platt Inc.	71,272
856	LGI Homes Inc.*	93,723
801	Lifetime Brands Inc.	4,718
483	Lovesac Co. (The)*	18,219
12,023	M/I Homes Inc.*	1,984,156
9,616	Meritage Homes Corp.	1,837,329
2,143	Mohawk Industries Inc.*	297,513
16,930	Newell Brands Inc.	162,359
2,062	Purple Innovation Inc., Class A Shares*	1,978
2,695	SharkNinja Inc.*	270,982
5,183	Sonos Inc.*	70,541
20,107	Taylor Morrison Home Corp., Class A Shares*	1,485,304

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2% - (continued)
Household Durables - 1.8% - (continued)
24,879	Tempur Sealy International Inc.	$1,392,726
4,139	Toll Brothers Inc.	683,639
1,294	TopBuild Corp.*	505,488
1,614	Traeger Inc.*	5,181
3,767	Tri Pointe Homes Inc.*	163,977
3,547	Vizio Holding Corp., Class A Shares*	40,400
6,261	Whirlpool Corp.	697,601
1,214	Worthington Enterprises Inc.	49,677

	Total Household Durables	11,240,227

Leisure Products - 0.5%
1,192	Acushnet Holdings Corp.	87,147
4,531	AMMO Inc.*	5,619
18,763	Brunswick Corp.	1,510,609
970	Clarus Corp.	4,404
445	Escalade Inc.	6,675
1,453	Funko Inc., Class A Shares*	17,073
5,702	Hasbro Inc.	371,485
271	JAKKS Pacific Inc.*	7,894
182	Johnson Outdoors Inc., Class A Shares	6,126
1,748	Latham Group Inc.*	11,589
878	Malibu Boats Inc., Class A Shares*	38,061
338	Marine Products Corp.	3,343
691	MasterCraft Boat Holdings Inc.*	14,649
13,699	Mattel Inc.*	260,555
13,963	Peloton Interactive Inc., Class A Shares*	144,377
2,141	Polaris Inc.	147,729
1,577	Smith & Wesson Brands Inc.	21,416
740	Solo Brands Inc., Class A Shares*	918
510	Sturm Ruger & Co., Inc.	19,426
5,393	Topgolf Callaway Brands Corp.*	45,409
3,452	YETI Holdings Inc.*	139,357

	Total Leisure Products	2,863,861

Specialty Retail - 2.8%
932	1-800-Flowers.com Inc., Class A Shares*	7,577
19,261	Abercrombie & Fitch Co., Class A Shares*	2,883,179
2,875	Academy Sports & Outdoors Inc.	141,594
2,450	Advance Auto Parts Inc.	101,308
7,418	American Eagle Outfitters Inc.	142,722
216	America’s Car-Mart Inc.*	9,971
1,871	Arhaus Inc., Class A Shares	18,579
2,699	Arko Corp.	19,325
817	Asbury Automotive Group Inc.*	212,281
8,981	AutoNation Inc.*	1,606,611
5,855	BARK Inc.*	12,647
50,829	Bath & Body Works Inc.	1,842,043
1,539	Beyond Inc.*	9,680
1,200	Boot Barn Holdings Inc.*	164,568
1,199	Buckle Inc. (The)	62,456
589	Build-A-Bear Workshop Inc.	22,376
18,616	Caleres Inc.	578,399
2,435	Camping World Holdings Inc., Class A Shares	59,511
4,400	Carvana Co., Class A Shares*	1,145,848
307	Citi Trends Inc.*	6,125
1,417	Designer Brands Inc., Class A Shares	7,028
1,732	Destination XL Group Inc.*	4,174
2,279	Dick’s Sporting Goods Inc.	472,300
3,478	EVgo Inc., Class A Shares*	22,642
2,212	Five Below Inc.*	205,052
4,274	Floor & Decor Holdings Inc., Class A Shares*	479,586
3,505	Foot Locker Inc.*	88,151

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2% - (continued)
Specialty Retail - 2.8% - (continued)
15,222	GameStop Corp., Class A Shares*	$442,199
8,206	Gap Inc. (The)	198,995
483	Genesco Inc.*	16,224
4,009	Group 1 Automotive Inc.	1,707,032
2,023	GrowGeneration Corp.*	3,925
560	Haverty Furniture Cos., Inc.	13,222
264	J Jill Inc.	7,286
617	Lands’ End Inc.*	9,841
5,938	Leslie’s Inc.*	13,657
1,099	Lithia Motors Inc., Class A Shares	425,203
946	MarineMax Inc.*	32,467
1,253	Monro Inc.	35,234
747	Murphy USA Inc.	409,207
2,727	National Vision Holdings Inc.*	32,997
18,905	ODP Corp. (The)*	485,480
338	OneWater Marine Inc., Class A Shares*	7,500
754	Penske Automotive Group Inc.	125,571
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	13,959
3,607	RealReal Inc. (The)*	21,209
2,403	Revelyst Inc.*	45,417
37,144	Revolve Group Inc., Class A Shares*	1,340,156
607	RH*	233,780
4,000	Sally Beauty Holdings Inc.*	55,720
641	Shoe Carnival Inc.	21,640
1,727	Signet Jewelers Ltd.	173,045
936	Sleep Number Corp.*	14,040
651	Sonic Automotive Inc., Class A Shares	45,010
3,079	Stitch Fix Inc., Class A Shares*	14,656
3,143	ThredUp Inc., Class A Shares*	5,437
1,558	Tile Shop Holdings Inc.*	10,330
885	Tilly’s Inc., Class A Shares*	3,956
416	Torrid Holdings Inc.*	1,785
2,083	Upbound Group Inc.	71,634
2,593	Urban Outfitters Inc.*	126,357
5,269	Valvoline Inc.*	209,232
3,202	Victoria’s Secret & Co.*	124,366
3,581	Warby Parker Inc., Class A Shares*	80,716
3,859	Wayfair Inc., Class A Shares*	178,440
105	Winmark Corp.	43,252
661	Zumiez Inc.*	14,588

	Total Specialty Retail	17,140,498

Textiles, Apparel & Luxury Goods - 1.3%
2,504	Amer Sports Inc.*	65,930
1,652	Birkenstock Holding PLC*	85,342
4,711	Capri Holdings Ltd.*	110,285
1,466	Carter’s Inc.	80,000
1,289	Columbia Sportswear Co.	112,452
11,766	Crocs Inc.*	1,242,490
4,676	Figs Inc., Class A Shares*	24,269
1,577	G-III Apparel Group Ltd.*	46,727
14,493	Hanesbrands Inc.*	126,089
2,247	Kontoor Brands Inc.	206,230
555	Movado Group Inc.	11,294
623	Oxford Industries Inc.	51,815
11,745	PVH Corp.	1,272,806
1,633	Ralph Lauren Corp., Class A Shares	377,876
279	Rocky Brands Inc.	6,054
5,332	Skechers USA Inc., Class A Shares*	340,288
2,927	Steven Madden Ltd.	133,413
481	Superior Group of Cos., Inc.	8,143

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.2% - (continued)
Textiles, Apparel & Luxury Goods - 1.3% - (continued)
39,314	Tapestry Inc.	$2,448,476
7,721	Under Armour Inc., Class A Shares*	74,971
85,833	Under Armour Inc., Class C Shares*	752,755
14,262	V.F. Corp.	288,520
954	Vera Bradley Inc.*	5,581
3,237	Wolverine World Wide Inc.	75,066

	Total Textiles, Apparel & Luxury Goods	7,946,872

	TOTAL CONSUMER DISCRETIONARY	69,291,547

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
363	Boston Beer Co., Inc. (The), Class A Shares*	114,795
7,200	Celsius Holdings Inc.*	204,840
245	Coca-Cola Consolidated Inc.	319,551
2,428	Duckhorn Portfolio Inc. (The)*	26,708
530	MGP Ingredients Inc.	24,528
871	National Beverage Corp.	43,019
6,403	Primo Brands Corp., Class A Shares	182,614
1,669	Vita Coco Co., Inc. (The)*	59,316

	Total Beverages	975,371

Consumer Staples Distribution & Retail - 0.9%
17,112	Albertsons Cos., Inc., Class A Shares	339,673
1,403	Andersons Inc. (The)	66,979
20,172	BJ’s Wholesale Club Holdings Inc.*	1,942,564
1,500	Casey’s General Stores Inc.	631,335
1,496	Chefs’ Warehouse Inc. (The)*	66,886
4,063	Grocery Outlet Holding Corp.*	85,323
1,410	HF Foods Group Inc.*	5,323
551	Ingles Markets Inc., Class A Shares	40,719
7,000	Maplebear Inc.*	305,690
321	Natural Grocers by Vitamin Cottage Inc.	15,103
6,276	Performance Food Group Co.*	553,794
1,013	PriceSmart Inc.	90,907
1,338	SpartanNash Co.	25,395
4,060	Sprouts Farmers Market Inc.*	627,189
2,231	United Natural Foods Inc.*	55,396
9,420	US Foods Holding Corp.*	657,233
334	Village Super Market Inc., Class A Shares	10,812
639	Weis Markets Inc.	46,538

	Total Consumer Staples Distribution & Retail	5,566,859

Food Products - 0.8%
185	Alico Inc.	4,958
2,524	B&G Foods Inc.	16,860
2,282	Beyond Meat Inc.*	11,364
2,297	BRC Inc., Class A Shares*	7,213
610	Calavo Growers Inc.	16,903
1,639	Cal-Maine Foods Inc.	159,983
6,459	Darling Ingredients Inc.*	261,783
3,151	Dole PLC	47,486
7,705	Flowers Foods Inc.	174,287
1,394	Fresh Del Monte Produce Inc.	47,048
1,901	Freshpet Inc.*	290,948
52,461	Hain Celestial Group Inc. (The)*	433,853
2,644	Ingredion Inc.	389,567
613	J&J Snack Foods Corp.	106,533
317	John B Sanfilippo & Son Inc.	27,373
774	Lancaster Colony Corp.	143,840
312	Lifeway Foods Inc.*	7,628
537	Limoneira Co.	14,929
1,209	Mama’s Creations Inc.*	11,812
1,405	Mission Produce Inc.*	18,687

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.3% - (continued)
Food Products - 0.8% - (continued)
69,149	Nomad Foods Ltd.	$1,266,118
1,681	Pilgrim’s Pride Corp.*	86,756
1,999	Post Holdings Inc.*	240,840
12	Seaboard Corp.	31,368
203	Seneca Foods Corp., Class A Shares*	14,636
3,693	Simply Good Foods Co. (The)*	146,944
3,519	SunOpta Inc.*	27,272
27,512	TreeHouse Foods Inc.*	944,762
2,418	Utz Brands Inc.	42,097
1,211	Vital Farms Inc.*	40,205
966	Westrock Coffee Co.*	7,757
2,432	WK Kellogg Co.	50,586

	Total Food Products	5,092,396

Household Products - 0.1%
362	Central Garden & Pet Co.*	14,389
1,991	Central Garden & Pet Co., Class A Shares*	67,276
2,953	Energizer Holdings Inc.	112,539
171	Oil-Dri Corp. of America	11,819
2,335	Reynolds Consumer Products Inc.	64,656
1,125	Spectrum Brands Holdings Inc.	103,444
541	WD-40 Co.	149,906

	Total Household Products	524,029

Personal Care Products - 0.3%
3,042	Beauty Health Co. (The)*	4,502
5,237	BellRing Brands Inc.*	410,895
16,235	Coty Inc., Class A Shares*	119,977
2,082	Edgewell Personal Care Co.	76,159
8,332	elf Beauty Inc.*	1,079,161
3,659	Herbalife Ltd.*	28,430
2,786	Honest Co., Inc. (The)*	23,096
739	Interparfums Inc.	101,731
412	Medifast Inc.*	8,104
462	Nature’s Sunshine Products Inc.*	7,503
1,812	Nu Skin Enterprises Inc., Class A Shares	13,228
5,174	Olaplex Holdings Inc.*	9,986
416	USANA Health Sciences Inc.*	16,028
8,130	Veru Inc.*	5,754
1,477	Waldencast PLC, Class A Shares*	4,992

	Total Personal Care Products	1,909,546

Tobacco - 0.0%@
660	Ispire Technology Inc.*	4,052
739	Turning Point Brands Inc.	45,744
938	Universal Corp.	53,579

	Total Tobacco	103,375

	TOTAL CONSUMER STAPLES	14,171,576

ENERGY - 4.8%
Energy Equipment & Services - 1.2%
6,787	Archrock Inc.	173,883
2,914	Atlas Energy Solutions Inc., Class A Shares	68,683
10,188	Borr Drilling Ltd.*	37,899
870	Bristow Group Inc.*	33,251
2,641	Cactus Inc., Class A Shares	181,331
41,783	ChampionX Corp.	1,293,184
2,073	Core Laboratories Inc.	42,186
699	DMC Global Inc.*	5,627
3,607	Expro Group Holdings NV*	50,101
302	Forum Energy Technologies Inc.*	4,606
758	Geospace Technologies Corp.*	8,141
5,447	Helix Energy Solutions Group Inc.*	58,228
4,011	Helmerich & Payne Inc.	138,901

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.8% - (continued)
Energy Equipment & Services - 1.2% - (continued)
16,278	Innovex International Inc.*	$264,843
6,678	ION Geophysical Corp.*(a)#	–
820	Kodiak Gas Services Inc.	33,161
6,631	Liberty Energy Inc., Class A Shares	122,010
1,296	Mammoth Energy Services Inc.*	4,510
341	Nabors Industries Ltd.*	25,040
395	Natural Gas Services Group Inc.*	10,965
2,604	Newpark Resources Inc.*	21,769
5,567	Noble Corp. PLC	186,327
16,292	NOV Inc.	260,998
4,243	Oceaneering International Inc.*	127,205
2,009	Oil States International Inc.*	11,050
53,667	Patterson-UTI Energy Inc.	450,803
852	ProFrac Holding Corp., Class A Shares*	7,728
2,995	ProPetro Holding Corp.*	25,158
585	Ranger Energy Services Inc., Class A Shares	9,653
3,435	RPC Inc.	22,121
769	SEACOR Marine Holdings Inc.*	5,283
2,880	Seadrill Ltd.*	117,043
3,568	Select Water Solutions Inc., Class A Shares	52,699
795	Solaris Energy Infrastructure Inc., Class A Shares	19,597
77,148	TechnipFMC PLC	2,420,133
188,165	TETRA Technologies Inc.*	724,435
1,990	Tidewater Inc.*	102,923
30,496	Transocean Ltd.*	134,182
2,510	Valaris Ltd.*	115,937
2,912	Weatherford International PLC	239,658

	Total Energy Equipment & Services	7,611,252

Oil, Gas & Consumable Fuels - 3.6%
2,153	Aemetis Inc.*	8,806
1,554	Amplify Energy Corp.*	10,427
14,040	Antero Midstream Corp.	224,219
11,827	Antero Resources Corp.*	386,625
14,769	APA Corp.	334,518
1,411	Ardmore Shipping Corp.	15,747
3,004	Berry Corp.	12,256
2,746	California Resources Corp.	162,453
29,111	Cameco Corp.	1,730,649
610	Centrus Energy Corp., Class A Shares*	55,510
2,476	Chord Energy Corp.	315,739
4,110	Civitas Resources Inc.	213,227
6,419	Clean Energy Fuels Corp.*	19,770
40,785	CNX Resources Corp.*	1,652,608
4,077	Comstock Resources Inc.*	63,479
1,174	CONSOL Energy Inc.	153,442
5,907	Crescent Energy Co., Class A Shares	87,837
1,566	CVR Energy Inc.	30,302
2,666	Delek US Holdings Inc.	50,787
30,905	Devon Energy Corp.	1,172,845
5,583	DHT Holdings Inc.	52,592
1,690	Diversified Energy Co. PLC	27,648
1,511	Dorian LPG Ltd.	36,974
3,886	DT Midstream Inc.	412,382
593	Empire Petroleum Corp.*	3,754
6,357	Encore Energy Corp.*	24,029
7,414	Energy Fuels Inc.*	53,826
24,000	EQT Corp.	1,090,560
1,066	Evolution Petroleum Corp.	6,247
696	Excelerate Energy Inc., Class A Shares	21,555
9,202	Expand Energy Corp.	910,630

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.8% - (continued)
Oil, Gas & Consumable Fuels - 3.6% - (continued)
1,152	FLEX LNG Ltd.	$27,809
1,005	FutureFuel Corp.	5,236
4,019	Golar LNG Ltd.	158,228
1,949	Granite Ridge Resources Inc.	12,571
2,112	Green Plains Inc.*	22,810
530	Gulfport Energy Corp.*	93,174
818	Hallador Energy Co.*	9,980
16,446	HF Sinclair Corp.	673,135
680	HighPeak Energy Inc.	10,248
1,541	International Seaways Inc.	60,099
1,547	Kinetik Holdings Inc., Class A Shares	91,304
19,841	Kosmos Energy Ltd.*	78,174
55,365	Magnolia Oil & Gas Corp., Class A Shares	1,535,825
26,435	Matador Resources Co.	1,586,364
6,066	Murphy Oil Corp.	196,963
101	NACCO Industries Inc., Class A Shares	3,253
2,307	New Fortress Energy Inc., Class A Shares	24,616
4,263	NextDecade Corp.*	30,864
8,222	Nordic American Tankers Ltd.	22,035
76,742	Northern Oil & Gas Inc.	3,337,510
10,849	Ovintiv Inc.	492,762
1,945	Par Pacific Holdings Inc.*	33,901
4,300	PBF Energy Inc., Class A Shares	135,407
5,138	Peabody Energy Corp.	122,541
26,803	Permian Resources Corp., Class A Shares	419,735
9,653	Range Resources Corp.	344,998
618	REX American Resources Corp.*	26,766
513	Riley Exploration Permian Inc.	18,006
3,896	Ring Energy Inc.*	5,961
2,183	Sable Offshore Corp.*	51,257
1,278	SandRidge Energy Inc.	14,991
1,896	Scorpio Tankers Inc.	96,051
4,375	SFL Corp., Ltd., Class B Shares	46,025
3,410	Sitio Royalties Corp., Class A Shares	80,817
4,658	SM Energy Co.	210,495
6,149	Talos Energy Inc.*	69,176
1,886	Teekay Corp., Ltd.*	13,919
915	Teekay Tankers Ltd., Class A Shares	36,829
761	Texas Pacific Land Corp.	1,217,668
86,875	Uranium Energy Corp.*	721,931
9,887	Ur-Energy Inc.*	12,952
3,553	VAALCO Energy Inc.	18,191
4,115	Viper Energy Inc., Class A Shares	222,663
1,070	Vital Energy Inc.*	35,128
897	Vitesse Energy Inc.	25,188
3,524	W&T Offshore Inc.	6,837
2,430	World Kinect Corp.	70,348

	Total Oil, Gas & Consumable Fuels	21,872,184

	TOTAL ENERGY	29,483,436

FINANCIALS - 14.8%
Banks - 6.1%
938	1st Source Corp.	60,867
385	ACNB Corp.	18,041
790	Amalgamated Financial Corp.	28,148
1,463	Amerant Bancorp Inc., Class A Shares	36,385
2,501	Ameris Bancorp	175,770
326	Ames National Corp.	5,539
775	Arrow Financial Corp.	25,559
6,551	Associated Banc-Corp.	174,846
3,147	Atlantic Union Bankshares Corp.	133,527

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Banks - 6.1% - (continued)
1,958	Axos Financial Inc.*	$162,220
62,608	Banc of California Inc.	1,078,736
855	BancFirst Corp.	107,969
1,671	Bancorp Inc. (The)*	97,637
421	Bank First Corp.	44,992
1,399	Bank of Hawaii Corp.	110,493
722	Bank of Marin Bancorp	18,252
2,176	Bank of NT Butterfield & Son Ltd. (The)	82,536
4,318	Bank OZK	215,770
245	Bank7 Corp.	11,677
31,066	BankUnited Inc.	1,306,947
327	Bankwell Financial Group Inc.	10,840
1,152	Banner Corp.	85,928
692	Bar Harbor Bankshares	24,905
565	Baycom Corp.	16,379
599	BCB Bancorp Inc.	7,949
1,422	Berkshire Hills Bancorp Inc.	43,343
936	Blue Foundry Bancorp*	10,380
1,047	BOK Financial Corp.	124,457
835	Bridgewater Bancshares Inc.*	12,441
3,195	Brookline Bancorp Inc.	40,225
516	Burke & Herbert Financial Services Corp.	35,748
1,140	Business First Bancshares Inc.	32,490
1,608	Byline Bancorp Inc.	50,523
5,119	Cadence Bank	195,495
1,007	California BanCorp*	18,045
653	Camden National Corp.	30,763
572	Capital Bancorp Inc.	16,565
553	Capital City Bank Group Inc.	21,766
4,185	Capitol Federal Financial Inc.	27,956
965	Carter Bankshares Inc.*	18,026
2,466	Cathay General Bancorp	128,257
770	Central Pacific Financial Corp.	24,578
154	Chemung Financial Corp.	8,059
247	ChoiceOne Financial Services Inc.	9,258
635	Citizens & Northern Corp.	13,005
141	Citizens Financial Services Inc.	9,956
499	City Holding Co.	65,529
855	Civista Bancshares Inc.	19,562
817	CNB Financial Corp.	22,802
417	Coastal Financial Corp.*	31,921
731	Colony Bankcorp Inc.	12,888
8,612	Columbia Banking System Inc.	267,058
1,021	Columbia Financial Inc.*	18,613
24,993	Comerica Inc.	1,805,744
4,953	Commerce Bancshares Inc.	365,284
1,868	Community Financial System Inc.	129,322
835	Community Trust Bancorp Inc.	49,248
743	Community West Bancshares	16,287
1,730	ConnectOne Bancorp Inc.	47,575
2,111	CrossFirst Bankshares Inc.*	36,541
2,425	Cullen/Frost Bankers Inc.	341,003
1,091	Customers Bancorp Inc.*	61,587
5,019	CVB Financial Corp.	117,545
1,259	Dime Community Bancshares Inc.	45,173
919	Eagle Bancorp Inc.	26,982
5,694	East West Bancorp Inc.	624,518
8,507	Eastern Bankshares Inc.	158,570
361	Enterprise Bancorp Inc.	13,353
1,645	Enterprise Financial Services Corp.	99,671

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Banks - 6.1% - (continued)
794	Equity Bancshares Inc., Class A Shares	$38,104
286	Esquire Financial Holdings Inc.	22,219
378	ESSA Bancorp Inc.	7,813
603	Farmers & Merchants Bancorp Inc.	20,213
2,055	Farmers National Banc Corp.	32,161
1,413	FB Financial Corp.	79,764
134	Fidelity D&D Bancorp Inc.	7,196
527	Financial Institutions Inc.	14,313
63,842	First Bancorp	1,357,281
605	First Bancorp Inc. (The)	17,285
1,235	First Bancshares Inc. (The)	45,868
727	First Bank	10,752
2,897	First Busey Corp.	77,321
371	First Business Financial Services Inc.	18,595
690	First Citizens BancShares Inc., Class A Shares	1,583,550
3,858	First Commonwealth Financial Corp.	72,646
743	First Community Bancshares Inc.	34,304
3,019	First Financial Bancorp	89,151
5,368	First Financial Bankshares Inc.	223,738
501	First Financial Corp.	24,469
314	First Financial Northwest Inc.	7,096
2,950	First Foundation Inc.	23,452
58,237	First Hawaiian Inc.	1,607,924
22,611	First Horizon Corp.	477,770
310	First Internet Bancorp	12,998
3,665	First Interstate BancSystem Inc., Class A Shares	128,165
2,721	First Merchants Corp.	119,044
1,135	First Mid Bancshares Inc.	47,681
1,106	First of Long Island Corp. (The)	16,004
320	First Western Financial Inc.*	7,107
926	Five Star Bancorp	30,512
10,407	Flagstar Financial Inc.	124,572
1,288	Flushing Financial Corp.	22,849
15,956	FNB Corp.	273,645
197	FS Bancorp Inc.	9,397
5,822	Fulton Financial Corp.	125,639
686	FVCBankcorp Inc.*	9,865
1,342	German American Bancorp Inc.	60,363
4,684	Glacier Bancorp Inc.	271,157
423	Great Southern Bancorp Inc.	27,102
266	Greene County Bancorp Inc.	8,092
344	Guaranty Bancshares Inc.	12,666
3,500	Hancock Whitney Corp.	207,830
722	Hanmi Financial Corp.	19,097
2,125	HarborOne Bancorp Inc.	27,370
538	HBT Financial Inc.	12,885
1,813	Heartland Financial USA Inc.	122,504
3,793	Heritage Commerce Corp.	40,282
843	Heritage Financial Corp.	22,297
2,414	Hilltop Holdings Inc.	76,403
56	Hingham Institution For Savings The	15,863
353	Home Bancorp Inc.	17,908
8,061	Home BancShares Inc.	256,017
494	HomeStreet Inc.*	5,869
700	HomeTrust Bancshares Inc.	25,963
4,675	Hope Bancorp Inc.	63,673
1,961	Horizon Bancorp Inc.	35,867
87,891	Huntington Bancshares Inc.	1,582,917
2,484	Independent Bank Corp.	147,386
1,375	Independent Bank Group Inc.	92,015

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Banks - 6.1% - (continued)
2,268	International Bancshares Corp.	$165,859
433	Investar Holding Corp.	10,314
587	John Marshall Bancorp Inc.	13,296
2,369	Kearny Financial Corp.	18,762
924	Lakeland Financial Corp.	67,877
403	LCNB Corp.	7,069
1,077	LINKBANCORP Inc.	8,185
1,458	Live Oak Bancshares Inc.	69,109
769	Mercantile Bank Corp.	38,488
1,064	Metrocity Bankshares Inc.	36,538
465	Metropolitan Bank Holding Corp.*	30,197
566	Mid Penn Bancorp Inc.	18,140
222	Middlefield Banc Corp.	6,878
719	Midland States Bancorp Inc.	19,305
706	MidWestOne Financial Group Inc.	23,263
284	MVB Financial Corp.	6,129
1,148	National Bank Holdings Corp., Class A Shares	54,806
191	National Bankshares Inc.	6,131
2,071	NB Bancorp Inc.*	41,710
1,477	NBT Bancorp Inc.	74,027
585	Nicolet Bankshares Inc.	65,169
287	Northeast Bank	28,255
418	Northeast Community Bancorp Inc.	12,603
1,560	Northfield Bancorp Inc.	20,873
200	Northrim BanCorp Inc.	17,014
3,810	Northwest Bancshares Inc.	55,931
194	Norwood Financial Corp.	5,995
236	Oak Valley Bancorp	7,354
2,803	OceanFirst Financial Corp.	57,966
1,444	OFG Bancorp	65,586
13,197	Old National Bancorp	305,642
2,045	Old Second Bancorp Inc.	38,037
183	Orange County Bancorp Inc.	10,914
1,136	Origin Bancorp Inc.	39,033
913	Orrstown Financial Services Inc.	36,063
3,221	Pacific Premier Bancorp Inc.	91,476
562	Park National Corp.	106,982
507	Parke Bancorp Inc.	11,970
914	Pathward Financial Inc.	76,666
540	PCB Bancorp	11,605
764	Peapack Gladstone Financial Corp.	27,611
1,697	Peoples Bancorp Inc.	59,531
222	Peoples Bancorp of North Carolina Inc.	7,106
386	Peoples Financial Services Corp.	21,303
3,129	Pinnacle Financial Partners Inc.	397,727
545	Pioneer Bancorp Inc.*	6,420
161	Plumas Bancorp	8,066
668	Ponce Financial Group Inc.*	8,637
2,982	Popular Inc.	296,292
386	Preferred Bank	36,411
1,798	Premier Financial Corp.	49,823
950	Primis Financial Corp.	11,875
209	Princeton Bancorp Inc.	7,748
3,819	Prosperity Bancshares Inc.	319,765
668	Provident Bancorp Inc.*	7,796
4,359	Provident Financial Services Inc.	92,062
779	QCR Holdings Inc.	71,754
1,006	RBB Bancorp	24,003
182	Red River Bancshares Inc.	10,929
2,112	Renasant Corp.	79,453

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Banks - 6.1% - (continued)
446	Republic Bancorp Inc., Class A Shares	$34,019
1,320	S&T Bancorp Inc.	56,483
1,994	Sandy Spring Bancorp Inc.	75,134
2,935	Seacoast Banking Corp. of Florida	87,933
2,046	ServisFirst Bancshares Inc.	195,966
1,899	Shore Bancshares Inc.	31,239
690	Sierra Bancorp	21,714
4,272	Simmons First National Corp., Class A Shares	104,493
655	SmartFinancial Inc.	23,750
694	South Plains Financial Inc.	26,990
313	Southern First Bancshares Inc.*	13,988
449	Southern Missouri Bancorp Inc.	29,477
275	Southern States Bancshares Inc.	10,235
1,158	Southside Bancshares Inc.	40,669
3,184	SouthState Corp.	352,437
1,786	Stellar Bancorp Inc.	55,384
1,036	Sterling Bancorp Inc.*	5,035
1,121	Stock Yards Bancorp Inc.	85,331
6,064	Synovus Financial Corp.	346,072
34,466	Texas Capital Bancshares Inc.*	3,048,518
2,667	TFS Financial Corp.	37,711
458	Third Coast Bancshares Inc.*	16,259
237	Timberland Bancorp Inc.	7,676
410	Tompkins Financial Corp.	31,287
3,271	Towne Bank	119,817
1,535	TriCo.Bancshares	74,202
839	Triumph Financial Inc.*	89,848
651	TrustCo.Bank Corp. NY	24,243
2,206	Trustmark Corp.	86,277
1,901	UMB Financial Corp.	238,556
5,332	United Bankshares Inc.	225,384
4,048	United Community Banks Inc.	136,863
385	Unity Bancorp Inc.	17,479
1,447	Univest Financial Corp.	45,957
346	USCB Financial Holdings Inc.	7,086
18,868	Valley National Bancorp	200,756
1,815	Veritex Holdings Inc.	55,194
198	Virginia National Bankshares Corp.	8,082
2,765	WaFd Inc.	101,144
1,047	Washington Trust Bancorp Inc.	38,886
28,305	Webster Financial Corp.	1,748,683
2,903	WesBanco Inc.	102,592
761	West BanCorp. Inc.	18,165
757	Westamerica BanCorp.	43,323
15,080	Western Alliance Bancorp	1,411,639
24,771	Wintrust Financial Corp.	3,418,646
2,057	WSFS Financial Corp.	123,461
28,464	Zions Bancorp NA	1,722,641

	Total Banks	37,384,266

Capital Markets - 2.1%
1,266	Affiliated Managers Group Inc.	237,426
764	AlTi Global Inc.*	3,629
2,179	Artisan Partners Asset Management Inc., Class A Shares	106,313
929	B. Riley Financial Inc.	5,439
12,772	BGC Group Inc., Class A Shares	124,399
1,272	Brightsphere Investment Group Inc.	39,661
8,993	Carlyle Group Inc. (The)	478,697
5,678	Cboe Global Markets Inc.	1,225,596
1,142	Cohen & Steers Inc.	119,522
116	Diamond Hill Investment Group Inc.	19,181

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Capital Markets - 2.1% - (continued)
6,557	DigitalBridge Group Inc.	$85,897
1,101	Donnelley Financial Solutions Inc.*	66,335
1,457	Evercore Inc., Class A Shares	448,610
1,545	FactSet Research Systems Inc.	758,085
3,523	Forge Global Holdings Inc.*	3,840
2,398	GCM Grosvenor Inc., Class A Shares	29,759
1,549	Hamilton Lane Inc., Class A Shares	298,028
2,134	Houlihan Lokey Inc., Class A Shares	403,518
92,037	Invesco Ltd.	1,664,949
5,531	Janus Henderson Group PLC	250,444
7,210	Jefferies Financial Group Inc.	570,599
4,547	Lazard Inc., Class A Shares	264,044
1,501	MarketAxess Holdings Inc.	388,294
1,956	MarketWise Inc.	1,017
2,335	Moelis & Co., Class A Shares	179,748
1,086	Morningstar Inc.	384,607
3,688	Open Lending Corp.*	23,530
1,354	P10 Inc., Class A Shares	19,091
2,785	Patria Investments Ltd., Class A Shares	33,309
2,337	Perella Weinberg Partners, Class A Shares	59,991
717	Piper Sandler Cos	245,924
981	PJT Partners Inc., Class A Shares	164,180
27,037	Robinhood Markets Inc., Class A Shares*	1,014,969
3,981	SEI Investments Co.	328,950
575	Silvercrest Asset Management Group Inc., Class A Shares	10,546
2,586	StepStone Group Inc., Class A Shares	170,392
16,061	Stifel Financial Corp.	1,859,864
1,157	StoneX Group Inc.*	120,050
3,497	TPG Inc., Class A Shares	244,650
1,738	Victory Capital Holdings Inc., Class A Shares	120,756
3,371	Virtu Financial Inc., Class A Shares	125,772
313	Virtus Investment Partners Inc.	77,302
4,940	WisdomTree Inc.	59,033
16,810	XP Inc., Class A Shares	227,607

	Total Capital Markets	13,063,553

Consumer Finance - 0.5%
11,152	Ally Financial Inc.	445,857
163	Atlanticus Holdings Corp.*	9,496
10,162	Bread Financial Holdings Inc.	597,831
201	Consumer Portfolio Services Inc.*	2,082
260	Credit Acceptance Corp.*	129,402
294	Dave Inc.*	29,012
888	Encore Capital Group Inc.*	43,676
972	Enova International Inc.*	102,556
1,563	FirstCash Holdings Inc.	170,148
1,554	Green Dot Corp., Class A Shares*	15,960
4,622	LendingClub Corp.*	76,910
337	LendingTree Inc.*	14,899
944	Medallion Financial Corp.	8,893
316	Moneylion Inc.*	28,977
3,874	Navient Corp.	60,357
615	Nelnet Inc., Class A Shares	66,986
1,620	NerdWallet Inc., Class A Shares*	22,680
4,718	OneMain Holdings Inc., Class A Shares	270,577
1,224	OppFi Inc.	9,988
1,477	PRA Group Inc.*	31,312
1,713	PROG Holdings Inc.	83,355
276	Regional Management Corp.	8,426
8,774	SLM Corp.	240,232
41,991	SoFi Technologies Inc.*	689,072

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Consumer Finance - 0.5% - (continued)
3,129	Upstart Holdings Inc.*	$246,534
174	World Acceptance Corp.*	21,040

	Total Consumer Finance	3,426,258

Financial Services - 2.3%
1,324	Acacia Research Corp.*	6,024
9,430	Affirm Holdings Inc., Class A Shares*	660,194
1,129	Alerus Financial Corp.	24,883
7,205	AvidXchange Holdings Inc.*	82,425
1,293	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	44,053
8,072	Burford Capital Ltd.	110,021
14,797	Cannae Holdings Inc.	321,095
2,077	Cantaloupe Inc.*	18,859
515	Cass Information Systems Inc.	23,108
2,919	Compass Diversified Holdings	69,180
1,471	Enact Holdings Inc.	51,794
12,141	Equitable Holdings Inc.	585,560
4,259	Essent Group Ltd.	246,085
1,779	Euronet Worldwide Inc.*	187,026
2,586	EVERTEC Inc.	93,096
392	Federal Agricultural Mortgage Corp., Class C Shares	83,680
88,557	Flywire Corp.*	2,011,129
4,582	HA Sustainable Infrastructure Capital Inc.	143,692
964	I3 Verticals Inc., Class A Shares*	23,907
1,439	International Money Express Inc.*	30,320
2,938	Jack Henry & Associates Inc.	517,617
2,757	Jackson Financial Inc., Class A Shares	276,224
19,877	Marqeta Inc., Class A Shares*	77,123
739	Merchants Bancorp	30,506
10,615	MGIC Investment Corp.	278,750
2,630	Mr Cooper Group Inc.*	259,502
46,795	NCR Atleos Corp.*	1,535,344
808	NewtekOne Inc.	11,716
3,398	NMI Holdings Inc., Class A Shares*	135,886
214	Onity Group Inc.*	6,606
8,137	Pagseguro Digital Ltd., Class A Shares*	59,726
9,200	Payoneer Global Inc.*	100,372
1,252	Paysafe Ltd.*	24,890
957	Paysign Inc.*	3,244
1,138	PennyMac Financial Services Inc.	121,914
482	Priority Technology Holdings Inc.*	4,483
6,309	Radian Group Inc.	225,799
6,008	Remitly Global Inc.*	123,525
3,464	Repay Holdings Corp., Class A Shares*	27,989
85	Sezzle Inc.*	36,043
21,718	Shift4 Payments Inc., Class A Shares*	2,477,589
11,806	StoneCo.Ltd., Class A Shares*	111,921
18,077	Toast Inc., Class A Shares*	787,073
4,697	UWM Holdings Corp.	30,577
342	Velocity Financial Inc.*	6,997
4,165	Voya Financial Inc.	345,695
11,462	Walker & Dunlop Inc.	1,262,883
1,043	Waterstone Financial Inc.	15,739
11,051	Western Union Co. (The)	121,672
1,663	WEX Inc.*	313,742

	Total Financial Services	14,147,278

Insurance - 3.4%
1,747	Ambac Financial Group Inc.*	22,431
725	American Coastal Insurance Corp.*	9,954
13,409	American Financial Group Inc.	1,969,246
749	AMERISAFE Inc.	44,206

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Insurance - 3.4% - (continued)
2,113	Assurant Inc.	$479,862
2,250	Assured Guaranty Ltd.	209,880
3,627	Axis Capital Holdings Ltd.	337,456
25,178	Baldwin Insurance Group Inc. (The), Class A Shares*	1,232,715
238	Bowhead Specialty Holdings Inc.*	8,768
3,296	Brighthouse Financial Inc.*	172,282
4,730	CNO Financial Group Inc.	188,727
2,423	Crawford & Co., Class A Shares	28,713
1,315	Donegal Group Inc., Class A Shares	21,882
812	Employers Holdings Inc.	43,328
541	Enstar Group Ltd.*	175,663
1,767	Everest Group Ltd.	684,819
752	F&G Annuities & Life Inc.	36,344
2,280	Fidelis Insurance Holdings Ltd.	46,808
4,060	First American Financial Corp.	284,809
13,532	Genworth Financial Inc., Class A Shares*	105,550
3,977	Globe Life Inc.	442,401
324	GoHealth Inc., Class A Shares*	4,150
916	Goosehead Insurance Inc., Class A Shares*	115,526
1,274	Greenlight Capital Re Ltd., Class A Shares*	19,021
1,904	Hamilton Insurance Group Ltd., Class B Shares*	36,328
9,292	Hanover Insurance Group Inc. (The)	1,533,273
327	HCI Group Inc.	39,852
946	Heritage Insurance Holdings Inc.*	11,759
757	Hippo Holdings Inc.*	25,011
1,213	Horace Mann Educators Corp.	50,788
51	Investors Title Co.	14,612
984	James River Group Holdings Ltd.	4,615
40,141	Kemper Corp.	2,869,680
681	Kingsway Financial Services Inc.*	6,013
897	Kinsale Capital Group Inc.	456,071
2,217	Lemonade Inc.*	114,863
6,224	Lincoln National Corp.	221,201
3,230	Maiden Holdings Ltd.*	5,265
1,651	MBIA Inc.*	11,375
1,183	Mercury General Corp.	93,410
380	NI Holdings Inc.*	6,133
10,697	Old Republic International Corp.	416,862
61,412	Oscar Health Inc., Class A Shares*	1,064,270
16,401	Palomar Holdings Inc.*	1,776,228
6,630	Primerica Inc.	2,007,233
1,532	ProAssurance Corp.*	25,615
2,736	Reinsurance Group of America Inc., Class A Shares	624,902
2,101	RenaissanceRe Holdings Ltd.	601,201
1,696	RLI Corp.	298,326
329	Root Inc., Class A Shares*	32,837
4,209	Ryan Specialty Holdings Inc., Class A Shares	317,359
676	Safety Insurance Group Inc.	58,028
2,512	Selective Insurance Group Inc.	256,450
9,352	Selectquote Inc.*	27,962
3,821	SiriusPoint Ltd.*	58,920
1,587	Skyward Specialty Insurance Group Inc.*	85,873
875	Stewart Information Services Corp.	65,704
1,145	Tiptree Inc.	26,095
1,592	Trupanion Inc.*	84,870
896	United Fire Group Inc.	27,418
1,053	Universal Insurance Holdings Inc.	23,829
6,616	Unum Group	508,770
104	White Mountains Insurance Group Ltd.	209,039

	Total Insurance	20,782,581

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.8% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
773	Advanced Flower Capital Inc.	$7,521
958	AG Mortgage Investment Trust Inc.	6,543
30,391	AGNC Investment Corp.	293,577
286	Angel Oak Mortgage REIT Inc.	2,806
20,708	Annaly Capital Management Inc.	412,710
6,357	Apollo Commercial Real Estate Finance Inc.	58,802
5,912	Arbor Realty Trust Inc.	86,729
1,995	Ares Commercial Real Estate Corp.	14,404
1,853	ARMOUR Residential REIT Inc.	35,059
7,324	Blackstone Mortgage Trust Inc., Class A Shares	140,767
4,825	BrightSpire Capital Inc., Class A Shares	30,590
806	Chicago Atlantic Real Estate Finance Inc.	12,985
2,963	Chimera Investment Corp.	43,971
3,564	Claros Mortgage Trust Inc.	24,200
3,040	Dynex Capital Inc.	38,152
3,777	Ellington Financial Inc.	46,684
3,014	Franklin BSP Realty Trust Inc.	39,423
1,891	Granite Point Mortgage Trust Inc.	6,713
1,747	Invesco Mortgage Capital Inc.	14,587
2,316	KKR Real Estate Finance Trust Inc.	26,935
5,203	Ladder Capital Corp., Class A Shares	61,708
3,899	MFA Financial Inc.	43,318
3,073	New York Mortgage Trust Inc.	18,868
510	Nexpoint Real Estate Finance Inc.	9,063
2,669	Orchid Island Capital Inc.	20,792
3,378	PennyMac Mortgage Investment Trust	45,907
6,503	Ready Capital Corp.	47,927
5,880	Redwood Trust Inc.	42,101
21,244	Rithm Capital Corp.	238,995
562	Seven Hills Realty Trust	7,486
12,717	Starwood Property Trust Inc.	259,045
257	Sunrise Realty Trust Inc.	3,991
2,163	TPG RE Finance Trust Inc.	19,748
3,936	Two Harbors Investment Corp.	46,248

	Total Mortgage Real Estate Investment Trusts (REITs)	2,208,355

	TOTAL FINANCIALS	91,012,291

HEALTH CARE - 12.9%
Biotechnology - 5.0%
1,894	2seventy bio Inc.*	7,557
1,849	4D Molecular Therapeutics Inc.*	14,496
109,929	89bio Inc.*	988,262
3,015	Absci Corp.*	9,196
4,894	ACADIA Pharmaceuticals Inc.*	79,870
2,953	ACELYRIN Inc.*	13,436
1,392	Achieve Life Sciences Inc.*	6,139
468	Acrivon Therapeutics Inc.*	3,547
874	Actinium Pharmaceuticals Inc.*	1,259
3,019	Acumen Pharmaceuticals Inc.*	6,853
2,666	ADC Therapeutics SA*	6,452
9,082	ADMA Biologics Inc.*	182,639
870	Aduro Biotech Holdings Europe BV*(a)(b)	409
935	Adverum Biotechnologies Inc.*	6,208
381	Aerovate Therapeutics Inc.*	1,002
640	Agenus Inc.*	2,189
2,295	Agios Pharmaceuticals Inc.*	136,300
7,317	Akebia Therapeutics Inc.*	15,073
2,821	Akero Therapeutics Inc.*	90,554
1,677	Aldeyra Therapeutics Inc.*	8,217
2,467	Alector Inc.*	6,390
6,573	Alkermes PLC*	190,748

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.0% - (continued)
5,063	Allogene Therapeutics Inc.*	$12,556
3,094	Altimmune Inc.*	26,516
1,119	ALX Oncology Holdings Inc.*	1,656
12,046	Amicus Therapeutics Inc.*	120,219
711	AnaptysBio Inc.*	17,747
2,611	Anavex Life Sciences Corp.*	24,700
530	Anika Therapeutics Inc.*	9,392
3,983	Annexon Inc.*	21,468
4,297	Apellis Pharmaceuticals Inc.*	145,797
1,604	Apogee Therapeutics Inc.*	72,421
3,561	Applied Therapeutics Inc.*	7,229
5,603	Arbutus Biopharma Corp.*	19,386
1,755	Arcellx Inc.*	154,563
772	Arcturus Therapeutics Holdings Inc.*	14,159
1,962	Arcus Biosciences Inc.*	30,293
3,928	Arcutis Biotherapeutics Inc.*	51,221
9,005	Ardelyx Inc.*	51,058
1,017	ArriVent Biopharma Inc.*	30,469
4,983	Arrowhead Pharmaceuticals Inc.*	129,708
1,851	ARS Pharmaceuticals Inc.*	26,858
636	Artiva Biotherapeutics Inc.*	8,128
32,420	Ascendis Pharma AS, ADR*	4,411,714
1,743	Astria Therapeutics Inc.*	18,110
6,272	Atossa Therapeutics Inc.*	8,154
1,893	Aura Biosciences Inc.*	17,624
5,728	Aurinia Pharmaceuticals Inc.*	50,750
2,804	Avid Bioservices Inc.*	34,433
4,379	Avidity Biosciences Inc.*	188,428
894	Avita Medical Inc.*	11,461
3,211	Beam Therapeutics Inc.*	87,885
54,440	Bicycle Therapeutics PLC, ADR*	1,110,576
7,993	BioCryst Pharmaceuticals Inc.*	59,948
3,062	Biohaven Ltd.*	140,883
719	Biomea Fusion Inc.*	5,206
1,377	Black Diamond Therapeutics Inc.*	3,649
4,643	Bluebird Bio Inc.*	1,880
2,562	Blueprint Medicines Corp.*	246,926
5,771	Bridgebio Pharma Inc.*	156,336
2,178	C4 Therapeutics Inc.*	9,910
1,296	Cabaletta Bio Inc.*	4,951
1,392	Capricor Therapeutics Inc.*	26,462
2,859	Cardiff Oncology Inc.*	7,462
2,205	CareDx Inc.*	54,111
1,238	Cargo Therapeutics Inc.*	22,507
3,156	Caribou Biosciences Inc.*	6,912
165	Cartesian Therapeutics Inc.*	3,107
4,499	Catalyst Pharmaceuticals Inc.*	99,293
938	Celcuity Inc.*	12,006
2,704	Celldex Therapeutics Inc.*	74,198
1,003	Century Therapeutics Inc.*	1,725
323	CervoMed Inc.*	3,488
1,968	CG oncology Inc.*	68,388
718	Cibus Inc., Class A Shares*	3,489
1,007	Climb Bio Inc.*	3,253
3,506	Cogent Biosciences Inc.*	33,342
3,207	Coherus Biosciences Inc.*	3,913
3,100	Compass Therapeutics Inc.*	5,053
1,253	Contra Inhibrx Inc.*(a)(b)	1,403
382	Corbus Pharmaceuticals Holdings Inc.*	6,807
3,559	Crinetics Pharmaceuticals Inc.*	203,575

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.0% - (continued)
1,892	Cullinan Therapeutics Inc.*	$25,447
23,482	Cytokinetics Inc.*	1,217,777
1,843	Day One Biopharmaceuticals Inc.*	25,673
5,093	Denali Therapeutics Inc.*	127,325
1,220	Design Therapeutics Inc.*	7,320
884	Dianthus Therapeutics Inc.*	21,207
755	Discount Medicine Inc., Class A Shares*	47,905
5,009	Dynavax Technologies Corp.*	64,416
3,304	Dyne Therapeutics Inc.*	101,135
3,076	Editas Medicine Inc.*	6,890
2,681	Elevation Oncology Inc.*	1,705
712	Enanta Pharmaceuticals Inc.*	6,123
1,151	Entrada Therapeutics Inc.*	22,893
6,356	Erasca Inc.*	18,178
7,434	Exact Sciences Corp.*	461,503
11,593	Exelixis Inc.*	422,681
3,113	Fate Therapeutics Inc.*	9,868
629	Fennec Pharmaceuticals Inc.*	3,812
1,292	Fibrobiologics Inc.*	3,385
784	Foghorn Therapeutics Inc.*	6,264
1,906	Generation Bio Co.*	2,897
23,841	Geron Corp.*	98,225
420	Greenwich Lifesciences Inc.*	5,985
5,018	Halozyme Therapeutics Inc.*	241,868
4,418	Heron Therapeutics Inc.*	5,257
892	HilleVax Inc.*	1,722
3,532	Humacyte Inc.*	15,965
3,462	Ideaya Biosciences Inc.*	94,720
691	IGM Biosciences Inc.*	6,938
6,537	ImmunityBio Inc.*	32,947
1,921	Immunome Inc.*	26,030
2,436	Immunovant Inc.*	68,695
313	Inhibrx Biosciences Inc.*	4,776
904	Inmune Bio Inc.*	4,565
950	Inovio Pharmaceuticals Inc.*	4,104
1,619	Inozyme Pharma Inc.*	4,388
22,073	Insmed Inc.*	1,659,007
4,091	Intellia Therapeutics Inc.*	63,901
5,339	Invivyd Inc.*	3,730
6,422	Ionis Pharmaceuticals Inc.*	229,458
10,376	Iovance Biotherapeutics Inc.*	96,704
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	18,557
1,000	iTeos Therapeutics Inc.*	8,550
1,202	Janux Therapeutics Inc.*	54,342
414	Jasper Therapeutics Inc.*	9,443
1,371	KalVista Pharmaceuticals Inc.*	13,792
1,227	Keros Therapeutics Inc.*	70,847
1,417	Kiniksa Pharmaceuticals International PLC, Class A Shares*	31,287
1,361	Kodiak Sciences Inc.*	9,078
230	Korro Bio Inc.*	11,974
1,002	Krystal Biotech Inc.*	197,815
2,800	Kura Oncology Inc.*	30,912
1,837	Kymera Therapeutics Inc.*	86,063
835	Kyverna Therapeutics Inc.*	4,818
1,886	Larimar Therapeutics Inc.*	11,938
579	LENZ Therapeutics Inc.	20,612
1,199	Lexeo Therapeutics Inc.*	9,868
2,519	Lexicon Pharmaceuticals Inc.*	2,025
4,062	Lineage Cell Therapeutics Inc.*	2,323
7,232	Lyell Immunopharma Inc.*	6,835

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.0% - (continued)
2,240	MacroGenics Inc.*	$8,042
711	Madrigal Pharmaceuticals Inc.*	233,343
10,897	MannKind Corp.*	73,882
1,109	MeiraGTx Holdings PLC*	7,508
3,754	Mersana Therapeutics Inc.*	8,559
18,110	Merus NV*	812,052
4,371	MiMedx Group Inc.*	40,432
967	Mineralys Therapeutics Inc.*	12,349
1,624	Mirum Pharmaceuticals Inc.*	75,061
1,250	Monte Rosa Therapeutics Inc.*	12,950
34,500	MoonLake Immunotherapeutics, Class A Shares*	1,877,835
3,857	Myriad Genetics Inc.*	62,753
4,610	Natera Inc.*	773,466
4,042	Neurocrine Biosciences Inc.*	512,324
386	Neurogene Inc.*	9,816
2,097	Nkarta Inc.*	6,018
5,241	Novavax Inc.*	45,702
2,631	Nurix Therapeutics Inc.*	58,171
1,421	Nuvalent Inc., Class A Shares*	137,382
9,673	Ocugen Inc.*	9,500
1,468	Olema Pharmaceuticals Inc.*	14,856
19	Oncternal Therapeutics Inc.*(b)	20
2,782	Organogenesis Holdings Inc., Class A Shares*	10,766
2,472	ORIC Pharmaceuticals Inc.*	24,473
347	Outlook Therapeutics Inc.*	711
2,010	Ovid therapeutics Inc.*	2,291
569	PepGen Inc.*	2,873
2,248	Perspective Therapeutics Inc.*	9,779
2,515	Poseida Therapeutics Inc., Class A Shares*	23,415
644	Praxis Precision Medicines Inc.*	51,629
3,526	Precigen Inc.*	3,287
2,474	Prime Medicine Inc.*	8,139
4,297	ProKidney Corp., Class A Shares*	8,594
2,415	Protagonist Therapeutics Inc.*	105,777
1,731	Prothena Corp. PLC*	28,060
3,115	PTC Therapeutics Inc.*	136,686
2,183	Puma Biotechnology Inc.*	7,400
2,111	Pyxis Oncology Inc.*	4,243
226	Q32 Bio Inc.*	6,082
1,172	RAPT Therapeutics Inc.*	1,477
9,922	Recursion Pharmaceuticals Inc., Class A Shares*	70,149
2,173	REGENXBIO Inc.*	21,556
3,019	Regulus Therapeutics Inc.*	4,861
3,884	Relay Therapeutics Inc.*	18,255
4,013	Renovaro Inc.*	3,035
2,220	Replimune Group Inc.*	31,258
6,192	REVOLUTION Medicines Inc.*	358,207
2,248	Rhythm Pharmaceuticals Inc.*	139,466
595	Rigel Pharmaceuticals Inc.*	16,428
66,923	Rocket Pharmaceuticals Inc.*	963,022
17,337	Roivant Sciences Ltd.*	220,353
2,005	Sage Therapeutics Inc.*	10,967
4,931	Sana Biotechnology Inc.*	13,708
3,688	Sarepta Therapeutics Inc.*	491,758
4,448	Savara Inc.*	14,945
2,671	Scholar Rock Holding Corp.*	106,573
1,154	Sera Prognostics Inc., Class A Shares*	7,778
1,817	Shattuck Labs Inc.*	1,999
820	Skye Bioscience Inc.*	3,682
15,725	Soleno Therapeutics Inc.*	828,865

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.0% - (continued)
1,114	Solid Biosciences Inc.*	$6,350
2,834	SpringWorks Therapeutics Inc.*	117,554
1,292	Spyre Therapeutics Inc.*	36,732
1,685	Stoke Therapeutics Inc.*	20,405
3,679	Summit Therapeutics Inc.*	67,914
2,315	Sutro Biopharma Inc.*	6,135
3,089	Syndax Pharmaceuticals Inc.*	51,648
1,743	Tango Therapeutics Inc.*	6,867
5,968	Taysha Gene Therapies Inc.*	19,336
1,223	Tenaya Therapeutics Inc.*	4,366
5,653	TG Therapeutics Inc.*	196,724
850	Tourmaline Bio Inc.*	22,134
3,044	Travere Therapeutics Inc., Class Preferred Shares*	57,258
1,462	TScan Therapeutics Inc.*	6,974
2,377	Twist Bioscience Corp.*	116,901
599	Tyra Biosciences Inc.*	9,392
3,742	Ultragenyx Pharmaceutical Inc.*	178,231
1,769	United Therapeutics Corp.*	655,397
1,602	UroGen Pharma Ltd.*	20,345
2,203	Vanda Pharmaceuticals Inc.*	11,345
35,859	Vaxcyte Inc.*	3,382,938
1,595	Vera Therapeutics Inc., Class A Shares*	79,351
3,128	Veracyte Inc.*	134,348
2,197	Verastem Inc.*	11,732
1,988	Vericel Corp.*	115,582
2,617	Verve Therapeutics Inc.*	14,681
4,297	Viking Therapeutics Inc.*	227,483
3,945	Vir Biotechnology Inc.*	31,402
2,683	Viridian Therapeutics Inc.*	57,819
1,953	Voyager Therapeutics Inc.*	13,398
4,096	X4 Pharmaceuticals Inc.*	1,610
404	XBiotech Inc.*	3,074
2,525	Xencor Inc.*	64,640
20,880	Xenon Pharmaceuticals Inc.*	890,114
322	XOMA Royalty Corp.*	10,771
1,519	Y-mAbs Therapeutics Inc.*	18,107
2,160	Zentalis Pharmaceuticals Inc.*	7,798
2,264	Zura Bio Ltd., Class A Shares*	6,905
2,431	Zymeworks Inc.*	34,253

	Total Biotechnology	31,108,708

Health Care Equipment & Supplies - 3.2%
120,713	Accuray Inc.*	269,190
4,458	Alphatec Holdings Inc.*	46,720
1,224	AngioDynamics Inc.*	8,482
1,655	Artivion Inc.*	48,856
21,083	AtriCure Inc.*	762,361
23,007	Avanos Medical Inc.*	440,814
1,997	AxoGen Inc.*	27,758
1,374	Bioventus Inc., Class A Shares*	16,886
6,314	Cerus Corp.*	11,681
4,599	CONMED Corp.	340,510
406	CVRx Inc.*	6,220
20,132	CytoSorbents Corp.*	19,528
8,354	DENTSPLY SIRONA Inc.	164,156
2,187	Embecta Corp.	45,555
2,273	Enovis Corp.*	110,945
7,090	Envista Holdings Corp.*	158,036
2,597	Fractyl Health Inc.*	6,648
10,558	Glaukos Corp.*	1,516,657
4,532	Globus Medical Inc., Class A Shares*	387,985

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Equipment & Supplies - 3.2% - (continued)
38,675	Haemonetics Corp.*	$3,382,902
868	ICU Medical Inc.*	142,317
2,153	Inari Medical Inc.*	111,784
3,066	Inmode Ltd.*	59,879
990	Inogen Inc.*	9,613
1,190	Inspire Medical Systems Inc.*	229,384
1,338	Integer Holdings Corp.*	187,989
48,212	Integra LifeSciences Holdings Corp.*	1,185,051
236	iRadimed Corp.	12,727
21,500	iRhythm Technologies Inc.*	1,869,748
24,170	Lantheus Holdings Inc.*	2,157,656
837	LeMaitre Vascular Inc.	89,551
2,207	LivaNova PLC*	115,868
1,738	Masimo Corp.*	299,875
2,270	Merit Medical Systems Inc.*	235,853
8,816	Neogen Corp.*	125,011
963	NeuroPace Inc.*	10,208
1,335	Nevro Corp.*	6,141
4,474	Novocure Ltd.*	89,659
1,893	Omnicell Inc.*	88,195
77,909	OraSure Technologies Inc.*	296,054
943	Orchestra BioMed Holdings Inc.*	5,309
1,175	Orthofix Medical Inc.*	22,948
567	OrthoPediatrics Corp.*	14,731
1,646	Paragon 28 Inc.*	16,970
1,495	Penumbra Inc.*	364,959
7,608	PROCEPT BioRobotics Corp.*	727,249
1,660	Pulmonx Corp.*	10,707
793	Pulse Biosciences Inc.*	16,970
8,808	QuidelOrtho Corp.*	361,128
1,482	RxSight Inc.*	69,476
143	Sanara Medtech Inc.*	5,197
233	Semler Scientific Inc.*	13,286
1,549	SI-BONE Inc.*	21,004
981	Sight Sciences Inc.*	3,914
1,893	STAAR Surgical Co.*	55,086
3,692	Stereotaxis Inc.*	8,824
496	Surmodics Inc.*	19,567
906	Tactile Systems Technology Inc.*	17,703
2,662	Tandem Diabetes Care Inc.*	81,537
7,667	Teleflex Inc.	1,478,581
1,302	TransMedics Group Inc.*	112,896
1,716	Treace Medical Concepts Inc.*	14,620
302	UFP Technologies Inc.*	97,522
120	Utah Medical Products Inc.	7,830
28,038	Varex Imaging Corp.*	467,674
28,227	Zimvie Inc.*	416,631
811	Zynex Inc.*	6,748

	Total Health Care Equipment & Supplies	19,533,520

Health Care Providers & Services - 2.3%
29,182	Acadia Healthcare Co., Inc.*	1,185,665
2,358	Accolade Inc.*	9,102
4,322	AdaptHealth Corp., Class A Shares*	43,350
713	Addus HomeCare Corp.*	87,585
11,412	agilon health Inc.*	23,851
782	AirSculpt Technologies Inc.*	5,341
4,304	Alignment Healthcare Inc.*	54,273
1,334	Amedisys Inc.*	121,941
14,788	AMN Healthcare Services Inc.*	384,932
404	Ardent Health Partners Inc.*	6,456

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Providers & Services - 2.3% - (continued)
1,824	Astrana Health Inc.*	$78,888
1,522	Aveanna Healthcare Holdings Inc.*	8,843
2,055	BrightSpring Health Services Inc.*	39,661
8,097	Brookdale Senior Living Inc.*	45,991
919	Castle Biosciences Inc.*	27,827
592	Chemed Corp.	338,855
5,286	Community Health Systems Inc.*	18,184
4,355	Concentra Group Holdings Parent Inc.	95,026
355	CorVel Corp.*	129,717
1,387	Cross Country Healthcare Inc.*	14,924
2,051	DaVita Inc.*	340,815
4,746	DocGo Inc.*	20,550
20,299	Encompass Health Corp.	2,089,579
2,014	Enhabit Inc.*	15,568
6,208	Ensign Group Inc. (The)	907,672
726	Fulgent Genetics Inc.*	13,286
553	GeneDx Holdings Corp., Class A Shares*	43,350
4,786	Guardant Health Inc.*	170,429
3,412	HealthEquity Inc.*	346,454
5,132	Henry Schein Inc.*	395,421
7,652	Hims & Hers Health Inc.*	246,547
589	InfuSystem Holdings Inc.*	5,242
722	Innovage Holding Corp.*	3,516
633	Joint Corp. (The)*	7,368
5,053	LifeStance Health Group Inc.*	37,999
324	ModivCare Inc.*	6,088
3,219	Molina Healthcare Inc.*	958,940
1,596	Nano-X Imaging Ltd.*	10,310
506	National HealthCare Corp.	63,351
496	National Research Corp.	9,751
5,352	NeoGenomics Inc.*	94,891
13,691	OPKO Health Inc.*	21,084
96,788	Option Care Health Inc.*	2,303,554
2,753	Owens & Minor Inc.*	37,083
1,440	PACS Group Inc.*	22,766
33,479	Patterson Cos., Inc.	719,464
60,029	Pediatrix Medical Group Inc.*	898,034
1,117	Pennant Group Inc. (The)*	34,828
2,219	Performant Financial Corp.*	6,968
4,230	Premier Inc., Class A Shares	96,867
4,228	Privia Health Group Inc.*	90,817
3,140	Progyny Inc.*	48,890
1,232	Quipt Home Medical Corp.*	3,302
2,677	RadNet Inc.*	218,872
4,412	Select Medical Holdings Corp.	93,137
3,196	Surgery Partners Inc.*	76,193
4,583	Talkspace Inc.*	15,674
3,876	Tenet Healthcare Corp.*	553,028
2,360	Universal Health Services Inc., Class B Shares	483,800
571	US Physical Therapy Inc.	56,392
1,122	Viemed Healthcare Inc.*	9,728

	Total Health Care Providers & Services	14,298,020

Health Care Technology - 0.1%
4,525	Certara Inc.*	50,725
2,148	Definitive Healthcare Corp., Class A Shares*	10,160
4,983	Doximity Inc., Class A Shares*	264,099
4,915	Evolent Health Inc., Class A Shares*	63,502
2,001	Health Catalyst Inc.*	17,669
873	HealthStream Inc.	28,896
1,315	LifeMD Inc.*	8,666

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Technology - 0.1% - (continued)
765	OptimizeRx Corp.*	$4,169
2,138	Phreesia Inc.*	44,962
2,338	Schrodinger Inc.*	52,769
547	Simulations Plus Inc.	17,378
6,511	Teladoc Health Inc.*	78,002
1,839	Waystar Holding Corp.*	56,788

	Total Health Care Technology	697,785

Life Sciences Tools & Services - 1.4%
4,446	10X Genomics Inc., Class A Shares*	70,691
3,898	Adaptive Biotechnologies Corp.*	23,154
767	Akoya Biosciences Inc.*	1,687
45,969	Avantor Inc.*	968,107
2,250	Azenta Inc.*	103,973
1,577	BioLife Solutions Inc.*	43,320
4,041	Bio-Rad Laboratories Inc., Class A Shares*	1,376,082
6,321	Bio-Techne Corp.	476,351
4,440	Bruker Corp.	257,298
5,827	Charles River Laboratories International Inc.*	1,159,923
2,648	ChromaDex Corp.*	20,443
2,245	Codexis Inc.*	10,282
1,543	CryoPort Inc.*	10,924
5,408	Cytek Biosciences Inc.*	35,314
3,635	Fortrea Holdings Inc.*	76,517
1,350	Harvard Bioscience Inc.*	2,970
6,106	ICON PLC, ADR*	1,283,787
1,375	Lifecore Biomedical Inc.*	10,189
3,971	Maravai LifeSciences Holdings Inc., Class A Shares*	22,516
3,229	MaxCyte Inc.*	11,463
1,029	Medpace Holdings Inc.*	350,508
188	Mesa Laboratories Inc.	22,022
1,289	Nautilus Biotechnology Inc., Class A Shares*	2,887
2,956	OmniAb Inc.*	11,558
234	OmniAb Inc., (Cost - $0, acquired 11/3/22), Class CR3 Shares*(a)(b)(c)	–
234	OmniAb Inc., (Cost - $0, acquired 11/3/22), Class CR4 Shares*(a)(b)(c)	–
12,464	Pacific Biosciences of California Inc.*	23,806
9,086	QIAGEN NV*	394,605
1,361	Quanterix Corp.*	16,781
4,548	Quantum-Si Inc.*	5,685
2,267	Repligen Corp.*	341,274
8,661	Revvity Inc.	1,005,889
6,195	Sotera Health Co.*	81,588
129,097	Standard BioTools Inc.*	237,538

	Total Life Sciences Tools & Services	8,459,132

Pharmaceuticals - 0.9%
657	Alto Neuroscience Inc.*	2,897
656	Alumis Inc.*	6,075
86,020	Amneal Pharmaceuticals Inc.*	711,385
1,615	Amphastar Pharmaceuticals Inc.*	72,982
685	ANI Pharmaceuticals Inc.*	39,203
2,797	Aquestive Therapeutics Inc.*	14,237
2,705	Arvinas Inc.*	72,278
3,220	Atea Pharmaceuticals Inc.*	11,012
3,415	Avadel Pharmaceuticals PLC, ADR*	37,770
1,508	Axsome Therapeutics Inc.*	148,116
813	Biote Corp., Class A Shares*	5,374
1,775	Cassava Sciences Inc.*	6,816
7,429	Catalent Inc.*	453,986
1,004	CinCor Pharma Inc.*(b)	3,383
1,236	Collegium Pharmaceutical Inc.*	37,698
324	Contineum Therapeutics Inc., Class A Shares*	4,831

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Pharmaceuticals - 0.9% - (continued)
3,253	Corcept Therapeutics Inc.*	$187,633
2,341	CorMedix Inc.*	23,082
2,968	Edgewise Therapeutics Inc.*	97,944
20,122	Elanco Animal Health Inc.*	265,812
1,306	Enliven Therapeutics Inc.*	31,840
6,941	Esperion Therapeutics Inc.*	19,435
2,092	Evolus Inc.*	28,639
2,223	EyePoint Pharmaceuticals Inc.*	19,674
2,335	Fulcrum Therapeutics Inc.*	8,990
1,175	Harmony Biosciences Holdings Inc.*	40,737
1,272	Harrow Inc.*	53,310
2,480	Innoviva Inc.*	47,095
19,373	Intra-Cellular Therapies Inc.*	1,659,297
2,495	Jazz Pharmaceuticals PLC*	303,367
706	Ligand Pharmaceuticals Inc.*	85,758
2,018	Liquidia Corp.*	23,308
1,203	Longboard Pharmaceuticals Inc.*	72,156
442	MediWound Ltd.*	7,722
2,710	Mind Medicine MindMed Inc.*	22,141
6,609	Nektar Therapeutics, Class A Shares*	7,534
3,105	Neumora Therapeutics Inc.*	30,864
6,179	Nuvation Bio Inc.*	17,919
6,567	Ocular Therapeutix Inc.*	64,948
2,109	Omeros Corp.*	23,937
10,630	Organon & Co.	168,698
1,718	Pacira BioSciences Inc.*	29,051
5,621	Perrigo Co. PLC	160,423
1,080	Phathom Pharmaceuticals Inc.*	9,580
789	Phibro Animal Health Corp., Class A Shares	18,439
2,576	Pliant Therapeutics Inc.*	35,549
2,002	Prestige Consumer Healthcare Inc.*	169,710
366	Rapport Therapeutics Inc.*	8,359
4,191	Revance Therapeutics Inc.*	15,129
2,404	Scilex Holding Co.*(a)	1,547
1,052	scPharmaceuticals Inc.*	3,808
1,907	SIGA Technologies Inc.	13,883
2,095	Supernus Pharmaceuticals Inc.*	76,614
1,540	Tarsus Pharmaceuticals Inc.*	80,773
2,404	Terns Pharmaceuticals Inc.*	15,001
1,412	Theravance Biopharma Inc.*	13,061
640	Third Harmonic Bio Inc.*	8,166
2,218	Trevi Therapeutics Inc.*	6,388
1,687	Ventyx Biosciences Inc.*	4,521
1,000	Verrica Pharmaceuticals Inc.*	1,280
3,018	WaVe Life Sciences Ltd.*	45,572
4,439	Xeris Biopharma Holdings Inc.*	14,560
2,007	Zevra Therapeutics Inc.*	18,725

	Total Pharmaceuticals	5,690,022

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
1,045	AstraZeneca PLC*(a)(b)	324
2,089	Novartis AG*(a)(b)	1,755

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,079

	TOTAL HEALTH CARE	79,789,266

INDUSTRIALS - 20.3%
Aerospace & Defense - 1.5%
1,429	AAR Corp.*	99,344
1,059	Aerovironment Inc.*	205,976
1,142	AerSale Corp.*	7,195
8,589	Archer Aviation Inc., Class A Shares*	82,197
1,028	Astronics Corp.*	16,602

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Aerospace & Defense - 1.5% - (continued)
3,707	BWX Technologies Inc.	$485,061
693	Byrna Technologies Inc.*	13,396
970	Cadre Holdings Inc.	32,388
1,556	Curtiss-Wright Corp.	581,368
531	Ducommun Inc.*	35,577
611	Eve Holding Inc.*	2,560
3,375	Hexcel Corp.	213,941
1,611	Huntington Ingalls Industries Inc.	318,849
1,307	Intuitive Machines Inc.*	21,369
6,068	Kratos Defense & Security Solutions Inc.*	164,382
3,012	Leonardo DRS Inc.*	104,727
459	Loar Holdings Inc.*	42,265
24,189	Mercury Systems Inc.*	994,894
12,177	Moog Inc., Class A Shares	2,694,405
183	National Presto Industries Inc.	14,589
809	Park Aerospace Corp.	12,386
1,016	Redwire Corp.*	14,183
56,326	Rocket Lab USA Inc.*	1,536,573
4,816	Spirit AeroSystems Holdings Inc., Class A Shares*	155,846
7,624	Textron Inc.	652,843
2,997	Triumph Group Inc.*	57,692
542	V2X Inc.*	32,656
624	Virgin Galactic Holdings Inc.*	4,555
896	VirTra Inc.*	7,016
2,448	Woodward Inc.	441,423

	Total Aerospace & Defense	9,046,258

Air Freight & Logistics - 0.4%
2,103	Air Transport Services Group Inc.*	46,182
20,258	CH Robinson Worldwide Inc.	2,138,839
968	Forward Air Corp.*	35,516
4,783	GXO Logistics Inc.*	290,950
2,464	Hub Group Inc., Class A Shares	127,241
1,467	Radiant Logistics Inc.*	10,973

	Total Air Freight & Logistics	2,649,701

Building Products - 1.6%
2,760	AAON Inc.	376,298
2,859	Advanced Drainage Systems Inc.	386,794
3,548	Allegion PLC	499,700
647	American Woodmark Corp.*	58,735
4,878	AO Smith Corp.	363,362
921	Apogee Enterprises Inc.	77,557
1,759	Armstrong World Industries Inc.	281,141
5,928	AZEK Co., Inc. (The), Class A Shares*	314,895
1,213	AZZ Inc.	112,979
4,367	Builders FirstSource Inc.*	814,315
1,313	Caesarstone Ltd.*	5,764
666	CSW Industrials Inc.	281,312
5,038	Fortune Brands Innovations Inc.	394,475
1,271	Gibraltar Industries Inc.*	92,071
1,538	Griffon Corp.	129,653
5,960	Hayward Holdings Inc.*	96,314
762	Insteel Industries Inc.	22,464
5,260	Janus International Group Inc.*	39,345
3,154	JELD-WEN Holding Inc.*	34,347
1,294	Lennox International Inc.	863,266
5,194	Masterbrand Inc.*	89,856
3,517	Owens Corning	723,166
1,901	Quanex Building Products Corp.	56,574
93,542	Resideo Technologies Inc.*	2,542,472
1,711	Simpson Manufacturing Co., Inc.	322,352

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Building Products - 1.6% - (continued)
942	Tecnoglass Inc.	$76,349
4,404	Trex Co., Inc.*	330,432
2,455	UFP Industries Inc.	333,635
5,880	Zurn Elkay Water Solutions Corp.	234,142

	Total Building Products	9,953,765

Commercial Services & Supplies - 2.0%
25,233	ABM Industries Inc.	1,442,571
3,556	ACCO Brands Corp.	20,696
6,109	ACV Auctions Inc., Class A Shares*	138,186
946	Aris Water Solutions Inc., Class A Shares	25,447
2,614	BrightView Holdings Inc.*	44,699
1,841	Brink’s Co. (The)	178,043
30,921	Casella Waste Systems Inc., Class A Shares*	3,500,566
1,052	CECO Environmental Corp.*	33,717
715	Cimpress PLC*	57,415
5,561	Clean Harbors Inc.*	1,446,361
4,466	CoreCivic Inc.*	99,726
1,668	Deluxe Corp.	38,648
2,333	Driven Brands Holdings Inc.*	39,311
1,039	Ennis Inc.	22,162
94,768	Enviri Corp.*	701,283
5,013	GEO Group Inc. (The)*	142,921
2,707	Healthcare Services Group Inc.*	33,404
1,953	HNI Corp.	110,637
2,175	Interface Inc., Class A Shares	57,746
5,277	LanzaTech Global Inc.*	6,543
937	Liquidity Services Inc.*	23,959
1,140	Matthews International Corp., Class A Shares	34,382
50,610	MillerKnoll Inc.	1,272,335
1,202	Montrose Environmental Group Inc.*	22,622
1,492	MSA Safety Inc.	259,325
157	NL Industries Inc.	1,248
82,577	OPENLANE Inc.*	1,668,055
698	Perma-Fix Environmental Services Inc.*	9,967
4,876	Pitney Bowes Inc.	39,301
1,655	Quad/Graphics Inc.	11,949
796	Quest Resource Holding Corp.*	5,819
3,580	Steelcase Inc., Class A Shares	48,223
10,822	Tetra Tech Inc.	449,221
612	UniFirst Corp.	122,932
5,083	Vestis Corp.	81,735
861	Viad Corp.*	38,504
459	Virco Mfg. Corp.	7,537
666	VSE Corp.	78,095

	Total Commercial Services & Supplies	12,315,291

Construction & Engineering - 3.2%
5,533	AECOM	647,195
1,214	Ameresco Inc., Class A Shares*	34,198
9,285	API Group Corp.*	350,787
14,605	Arcosa Inc.	1,586,687
500	Argan Inc.	77,970
363	Bowman Consulting Group Ltd.*	9,943
548	Centuri Holdings Inc.*	10,856
10,916	Comfort Systems USA Inc.	5,384,535
1,176	Concrete Pumping Holdings Inc.*	8,138
1,742	Construction Partners Inc., Class A Shares*	177,005
1,152	Dycom Industries Inc.*	208,696
1,888	EMCOR Group Inc.	963,107
2,096	Everus Construction Group Inc.*	133,431
63,364	Fluor Corp.*	3,556,621

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Construction & Engineering - 3.2% - (continued)
1,792	Granite Construction Inc.	$178,071
2,542	Great Lakes Dredge & Dock Corp.*	32,106
333	IES Holdings Inc.*	103,182
430	Limbach Holdings Inc.*	42,781
12,724	MasTec Inc.*	1,833,019
966	Matrix Service Co.*	12,809
667	MYR Group Inc.*	105,319
394	Northwest Pipe Co.*	22,090
1,128	Orion Group Holdings Inc.*	9,836
11,580	Primoris Services Corp.	969,362
1,222	Sterling Infrastructure Inc.*	237,618
1,667	Tutor Perini Corp.*	45,309
808	Valmont Industries Inc.	281,071
76,698	WillScot Holdings Corp.*	2,932,932

	Total Construction & Engineering	19,954,674

Electrical Equipment - 1.7%
1,252	Acuity Brands Inc.	401,504
459	Allient Inc.	11,920
1,503	American Superconductor Corp.*	51,192
6,436	Array Technologies Inc.*	43,186
1,498	Atkore Inc.	141,276
134,961	Babcock & Wilcox Enterprises Inc.*	267,223
3,902	Blink Charging Co.*	6,204
40,636	Bloom Energy Corp., Class A Shares*	1,115,458
16,407	ChargePoint Holdings Inc.*	20,017
5,000	Energy Vault Holdings Inc.*	10,300
1,622	EnerSys	156,782
6,367	Enovix Corp.*	58,895
2,512	Fluence Energy Inc., Class A Shares*	47,251
4,089	Freyr Battery Inc.*	8,464
469	FuelCell Energy Inc.*	5,567
2,399	Generac Holdings Inc.*	451,492
11,023	GrafTech International Ltd.*	21,605
931	LSI Industries Inc.	19,030
723	Net Power Inc.*	9,262
37,672	NEXTracker Inc., Class A Shares*	1,437,563
3,194	NuScale Power Corp.*	94,702
6,734	nVent Electric PLC	527,340
31,488	Plug Power Inc.*	70,533
378	Powell Industries Inc.	101,070
90	Preformed Line Products Co.	12,242
20,800	Regal Rexnord Corp.	3,592,368
43,669	Sensata Technologies Holding PLC	1,403,522
4,042	SES AI Corp.*	1,415
7,455	Shoals Technologies Group Inc., Class A Shares*	38,915
5,478	Stem Inc.*	2,148
8,880	Sunrun Inc.*	102,386
1,189	Thermon Group Holdings Inc.*	37,525
1,329	TPI Composites Inc.*	2,711
681	Ultralife Corp.*	5,223
880	Vicor Corp.*	46,825

	Total Electrical Equipment	10,323,116

Ground Transportation - 1.2%
13,650	ArcBest Corp.	1,573,572
671	Avis Budget Group Inc.	73,186
318	Covenant Logistics Group Inc., Class A Shares	18,469
4,076	FTAI Infrastructure Inc.	35,257
1,639	Heartland Express Inc.	20,930
4,870	Hertz Global Holdings Inc.*	23,960
6,349	Knight-Swift Transportation Holdings Inc., Class A Shares	376,877

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Ground Transportation - 1.2% - (continued)
1,390	Landstar System Inc.	$258,429
14,755	Lyft Inc., Class A Shares*	256,147
2,249	Marten Transport Ltd.	39,088
234	PAMT CORP*	4,439
511	Proficient Auto Logistics Inc.*	5,325
5,533	RXO Inc.*	166,820
1,744	Ryder System Inc.	294,457
4,969	Saia Inc.*	2,827,758
1,853	Schneider National Inc., Class B Shares	62,279
4,183	U-Haul Holding Co.	261,187
246	U-Haul Holding Co.*	17,385
347	Universal Logistics Holdings Inc.	18,082
2,541	Werner Enterprises Inc.	103,876
4,648	XPO Inc.*	708,402

	Total Ground Transportation	7,145,925

Industrial Conglomerates - 0.0%@
1,087	Brookfield Business Corp., Class A Shares	29,990

Machinery - 4.0%
2,030	374Water Inc.*	1,997
4,809	3D Systems Corp.*	14,283
2,546	AGCO Corp.	257,681
392	Alamo Group Inc.	78,380
1,282	Albany International Corp., Class A Shares	106,278
3,544	Allison Transmission Holdings Inc.	419,964
862	Astec Industries Inc.	33,282
3,367	Atmus Filtration Technologies Inc.	145,757
1,916	Barnes Group Inc.	89,745
1,398	Blue Bird Corp.*	56,829
1,737	Chart Industries Inc.*	335,675
1,031	Columbus McKinnon Corp.	40,508
1,187	Commercial Vehicle Group Inc.*	2,861
1,989	Crane Co.	362,157
4,812	Donaldson Co., Inc.	375,577
929	Douglas Dynamics Inc.	24,052
273	Eastern Co. (The)	7,841
2,126	Energy Recovery Inc.*	33,081
2,249	Enerpac Tool Group Corp., Class A Shares	108,537
880	Enpro Inc.	166,408
2,302	Esab Corp.	297,142
1,045	ESCO Technologies Inc.	155,088
2,421	Federal Signal Corp.	235,830
5,394	Flowserve Corp.	329,142
1,805	Franklin Electric Co., Inc.	195,481
68,492	Gates Industrial Corp. PLC*	1,517,783
401	Gencor Industries Inc.*	8,898
720	Gorman-Rupp Co. (The)	30,672
6,684	Graco Inc.	608,779
363	Graham Corp.*	16,270
1,256	Greenbrier Cos., Inc. (The)	85,408
11,761	Helios Technologies Inc.	615,335
2,930	Hillenbrand Inc.	99,708
8,333	Hillman Solutions Corp.*	94,996
4,856	Hyliion Holdings Corp.*	17,894
452	Hyster-Yale Inc.	25,420
23,406	ITT Inc.	3,654,145
12,058	John Bean Technologies Corp.	1,519,549
473	Kadant Inc.	195,250
3,311	Kennametal Inc.	95,026
327	L B Foster Co., Class A Shares*	9,395
2,237	Lincoln Electric Holdings Inc.	488,740

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Machinery - 4.0% - (continued)
439	Lindsay Corp.	$58,286
984	Luxfer Holdings PLC, ADR	14,130
1,152	Manitowoc Co., Inc. (The)*	12,246
407	Mayville Engineering Co., Inc.*	6,858
12,502	Middleby Corp. (The)*	1,792,662
385	Miller Industries Inc.	28,344
4,487	Mueller Industries Inc.	362,415
6,350	Mueller Water Products Inc., Class A Shares	159,004
2,153	NN Inc.*	8,590
2,299	Nordson Corp.	600,016
108	Omega Flex Inc.	5,337
14,338	Oshkosh Corp.	1,628,940
333	Park-Ohio Holdings Corp.	10,713
22,279	Pentair PLC	2,428,188
996	Proto Labs Inc.*	41,025
1,157	RBC Bearings Inc.*	387,722
2,199	REV Group Inc.	68,213
1,310	Shyft Group Inc. (The)	18,471
2,094	Snap-on Inc.	774,131
5,189	SPX Technologies Inc.*	915,547
473	Standex International Corp.	98,332
96,367	Stratasys Ltd.*	927,051
44	Taylor Devices Inc.*	2,115
794	Tennant Co.	70,166
2,744	Terex Corp.	150,344
2,660	Timken Co. (The)	206,017
1,948	Titan International Inc.*	14,259
4,241	Toro Co. (The)	369,306
3,403	Trinity Industries Inc.	128,293
5,182	Twin Disc Inc.	64,827
1,657	Wabash National Corp.	32,858
1,087	Watts Water Technologies Inc., Class A Shares	234,564

	Total Machinery	24,575,814

Marine Transportation - 0.1%
1,644	Costamare Inc.	21,701
1,622	Genco Shipping & Trading Ltd.	25,741
5,081	Golden Ocean Group Ltd.	50,810
1,059	Himalaya Shipping Ltd.*	6,576
2,360	Kirby Corp.*	298,564
1,366	Matson Inc.	209,244
1,037	Pangaea Logistics Solutions Ltd.	5,703
2,124	Safe Bulkers Inc.	8,220

	Total Marine Transportation	626,559

Passenger Airlines - 0.2%
5,130	Alaska Air Group Inc.*	269,838
652	Allegiant Travel Co.	53,360
26,895	American Airlines Group Inc.*	390,515
2,589	Blade Air Mobility Inc.*	12,272
1,205	Frontier Group Holdings Inc.*	7,025
12,761	JetBlue Airways Corp.*	76,183
16,510	Joby Aviation Inc.*	147,765
1,631	SkyWest Inc.*	187,141
1,332	Sun Country Airlines Holdings Inc.*	19,167
3,734	Wheels Up Experience Inc.*	9,335

	Total Passenger Airlines	1,172,601

Professional Services - 2.0%
83,724	Alight Inc., Class A Shares*	669,792
986	Asure Software Inc.*	9,653
884	Barrett Business Services Inc.	37,932
481	BlackSky Technology Inc., Class A Shares*	5,618

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Professional Services - 2.0% - (continued)
898	CACI International Inc., Class A Shares*	$412,972
1,924	CBIZ Inc.*	158,884
17,061	Clarivate PLC*	97,760
1,965	Concentrix Corp.	88,327
264,795	Conduent Inc.*	987,685
256	CRA International Inc.	49,928
1,227	CSG Systems International Inc.	67,252
6,138	Dayforce Inc.*	490,979
12,484	Dun & Bradstreet Holdings Inc.	158,547
6,290	ExlService Holdings Inc.*	291,604
2,020	Exponent Inc.	199,394
2,556	First Advantage Corp.*	49,152
2,038	FiscalNote Holdings Inc.*	1,783
386	Forrester Research Inc.*	6,658
463	Franklin Covey Co.*	16,844
1,420	FTI Consulting Inc.*	287,578
7,112	Genpact Ltd.	328,290
791	Heidrick & Struggles International Inc.	36,497
213	HireQuest Inc.	3,240
700	Huron Consulting Group Inc.*	85,967
464	IBEX Holdings Ltd.*	9,512
758	ICF International Inc.	105,036
1,140	Innodata Inc.*	46,831
1,474	Insperity Inc.	116,225
44,025	KBR Inc.	2,678,041
1,238	Kelly Services Inc., Class A Shares	18,137
683	Kforce Inc.	40,973
2,166	Korn Ferry	169,684
5,719	Legalzoom.com Inc.*	45,352
2,038	ManpowerGroup Inc.	131,186
2,431	Maximus Inc.	181,109
777	Mistras Group Inc.*	7,234
2,044	NV5 Global Inc.*	44,477
1,867	Parsons Corp.*	179,064
3,095	Paycor HCM Inc.*	55,896
1,773	Paylocity Holding Corp.*	367,968
8,678	Planet Labs PBC*	34,105
1,137	Resources Connection Inc.	9,596
22,302	Robert Half Inc.	1,663,952
2,081	Science Applications International Corp.	258,564
793	Spire Global Inc.*	12,958
1,288	TriNet Group Inc.	120,338
920	TrueBlue Inc.*	6,918
988	TTEC Holdings Inc.	5,118
5,246	Upwork Inc.*	89,025
6,791	Verra Mobility Corp., Class A Shares*	160,675
563	Willdan Group Inc.*	24,609
17,904	WNS Holdings Ltd.*	970,934

	Total Professional Services	12,095,853

Trading Companies & Distributors - 2.4%
25,323	AerCap Holdings NV	2,516,093
4,306	Air Lease Corp., Class A Shares	219,175
713	Alta Equipment Group Inc.	5,640
5,873	Applied Industrial Technologies Inc.	1,613,431
2,583	Beacon Roofing Supply Inc.*	291,931
316	BlueLinx Holdings Inc.*	39,721
1,602	Boise Cascade Co.	236,455
31,480	Core & Main Inc., Class A Shares*	1,528,354
2,528	Custom Truck One Source Inc.*	15,117
434	Distribution Solutions Group Inc.*	16,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Trading Companies & Distributors - 2.4% - (continued)
4,289	DNOW Inc.*	$64,550
477	DXP Enterprises Inc.*	34,950
261	EVI Industries Inc.	5,126
28,335	FTAI Aviation Ltd.	4,783,515
1,430	GATX Corp.	234,749
459	Global Industrial Co.	12,967
1,655	GMS Inc.*	166,079
1,339	H&E Equipment Services Inc.	79,992
4,361	Herc Holdings Inc.	1,011,752
1,643	Hudson Technologies Inc.*	9,759
144	Karat Packaging Inc.	4,448
973	McGrath RentCorp	118,560
3,620	MRC Global Inc.*	50,571
1,851	MSC Industrial Direct Co., Inc., Class A Shares	158,964
2,500	Rush Enterprises Inc., Class A Shares	154,875
289	Rush Enterprises Inc., Class B Shares	16,476
1,820	SiteOne Landscape Supply Inc.*	278,915
751	Titan Machinery Inc.*	11,603
336	Transcat Inc.*	35,243
1,395	Watsco Inc.	769,482
1,779	WESCO International Inc.	376,383
117	Willis Lease Finance Corp.	25,514
1,739	Xometry Inc., Class A Shares*	53,996

	Total Trading Companies & Distributors	14,941,362

Transportation Infrastructure - 0.0%@
725	Sky Harbour Group Corp., Class A Shares*	8,178

	TOTAL INDUSTRIALS	124,839,087

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.2%
2,885	ADTRAN Holdings Inc.*	24,523
1,386	Applied Optoelectronics Inc.*	57,131
458	Aviat Networks Inc.*	7,250
24,150	Calix Inc.*	785,600
46,585	Ciena Corp.*	3,247,906
426	Clearfield Inc.*	13,036
7,895	CommScope Holding Co., Inc.*	37,659
1,322	Digi International Inc.*	43,917
5,217	Extreme Networks Inc.*	86,602
16,414	F5 Inc.*	4,109,245
14,022	Harmonic Inc.*	179,762
7,772	Infinera Corp.*	51,373
13,270	Juniper Networks Inc.	476,658
18,331	Lumentum Holdings Inc.*	1,594,247
997	NETGEAR Inc.*	24,526
2,659	NetScout Systems Inc.*	58,179
310,444	Ribbon Communications Inc.*	1,213,836
176	Ubiquiti Inc.	60,982
96,744	ViaSat Inc.*	902,622
65,861	Viavi Solutions Inc.*	654,658

	Total Communications Equipment	13,629,712

Electronic Equipment, Instruments & Components - 2.5%
742	908 Devices Inc.*	2,033
1,532	Advanced Energy Industries Inc.	176,241
794	Aeva Technologies Inc.*	3,652
3,752	Arlo Technologies Inc.*	42,097
2,161	Arrow Electronics Inc.*	259,666
22,817	Avnet Inc.	1,248,318
1,177	Badger Meter Inc.	255,197
83	Bel Fuse Inc., Class A Shares	8,023
386	Bel Fuse Inc., Class B Shares	30,949

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Electronic Equipment, Instruments & Components - 2.5% - (continued)
9,081	Belden Inc.	$1,111,514
1,548	Benchmark Electronics Inc.	75,062
204	Climb Global Solutions Inc.	27,460
7,007	Cognex Corp.	280,140
12,460	Coherent Corp.*	1,247,994
2,016	Crane NXT Co.	126,363
1,167	CTS Corp.	64,080
1,404	Daktronics Inc.*	21,622
1,079	ePlus Inc.*	87,248
4,084	Evolv Technologies Holdings Inc.*	16,540
7,360	Fabrinet*	1,726,509
684	FARO Technologies Inc.*	17,955
66,469	Innoviz Technologies Ltd.*	50,543
1,132	Insight Enterprises Inc.*	177,101
6,594	IPG Photonics Corp.*	514,596
9,246	Itron Inc.*	1,095,928
4,492	Jabil Inc.	610,148
906	Kimball Electronics Inc.*	17,767
3,334	Knowles Corp.*	64,880
3,888	Lightwave Logic Inc.*	11,159
998	Littelfuse Inc.	246,177
1,435	Methode Electronics Inc.	15,670
5,919	MicroVision Inc.*	5,327
8,183	Mirion Technologies Inc., Class A Shares*	138,047
1,482	Napco Security Technologies Inc.	58,139
29,343	nLight Inc.*	318,665
1,461	Novanta Inc.*	243,958
7,560	OSI Systems Inc.*	1,341,144
1,604	Ouster Inc.*	15,848
1,507	PAR Technology Corp.*	122,278
542	PC Connection Inc.	39,338
1,102	Plexus Corp.*	181,169
3,342	Powerfleet Inc.*	23,528
409	Richardson Electronics Ltd.	5,759
766	Rogers Corp.*	79,342
2,171	Sanmina Corp.*	172,399
977	ScanSource Inc.*	49,251
7,000	SmartRent Inc., Class A Shares*	12,390
15,018	TD SYNNEX Corp.	1,786,992
1,586	Teledyne Technologies Inc.*	769,622
4,010	TTM Technologies Inc.*	97,764
5,280	Vishay Intertechnology Inc.	100,848
436	Vishay Precision Group Inc.*	10,015
6,289	Vontier Corp.	246,906

	Total Electronic Equipment, Instruments & Components	15,451,361

IT Services - 1.4%
4,693	Amdocs Ltd.	406,977
4,787	Applied Digital Corp.*	48,349
1,856	ASGN Inc.*	169,917
1,475	Backblaze Inc., Class A Shares*	9,573
2,871	BigBear.ai Holdings Inc.*	6,574
2,700	BigCommerce Holdings Inc.*	19,899
7,192	Core Scientific Inc.*	128,593
1,382	Couchbase Inc.*	28,345
2,689	DigitalOcean Holdings Inc.*	102,397
7,346	DXC Technology Co.*	165,285
5,577	Fastly Inc., Class A Shares*	47,293
1,715	Globant SA*	390,608
2,238	Grid Dynamics Holdings Inc.*	40,955
959	Hackett Group Inc. (The)	30,055

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
IT Services - 1.4% - (continued)
1,768	Information Services Group Inc.	$6,524
138,714	Kyndryl Holdings Inc.*	4,814,763
1,997	Rackspace Technology Inc.*	5,352
342	Tucows Inc., Class A Shares*	6,050
105,567	Unisys Corp.*	842,425
6,281	Wix.com Ltd.*	1,405,311

	Total IT Services	8,675,245

Semiconductors & Semiconductor Equipment - 3.4%
1,976	ACM Research Inc., Class A Shares*	33,968
940	Aehr Test Systems*	11,177
4,969	Allegro MicroSystems Inc.*	107,977
906	Alpha & Omega Semiconductor Ltd.*	37,572
1,574	Ambarella Inc.*	112,620
44,537	Amkor Technology Inc.	1,177,558
913	Astera Labs Inc.*	94,267
1,305	Axcelis Technologies Inc.*	96,883
16,074	CEVA Inc.*	478,041
2,167	Cirrus Logic Inc.*	226,343
1,728	Cohu Inc.*	45,619
5,195	Credo Technology Group Holding Ltd.*	254,347
1,826	Diodes Inc.*	118,690
1,101	Everspin Technologies Inc.*	6,760
29,426	FormFactor Inc.*	1,178,806
22,333	Ichor Holdings Ltd.*	731,629
933	Impinj Inc.*	179,332
116,848	indie Semiconductor Inc., Class A Shares*	611,115
2,230	Kulicke & Soffa Industries Inc.	107,977
32,939	Lattice Semiconductor Corp.*	1,869,288
15,510	MACOM Technology Solutions Holdings Inc.*	2,060,038
3,302	MaxLinear Inc., Class A Shares*	49,959
2,713	MKS Instruments Inc.	308,305
4,723	Navitas Semiconductor Corp., Class A Shares*	12,988
165	NVE Corp.	12,751
9,382	Onto Innovation Inc.*	1,540,337
1,170	PDF Solutions Inc.*	36,972
2,065	Penguin Solutions Inc.*	37,459
2,556	Photronics Inc.*	63,670
2,216	Power Integrations Inc.	145,170
3,840	Qorvo Inc.*	265,152
628	QuickLogic Corp.*	4,792
62,888	Rambus Inc.*	3,635,555
7,204	Rigetti Computing Inc.*	21,972
16,933	Semtech Corp.*	1,084,389
1,329	Silicon Laboratories Inc.*	147,054
745	SiTime Corp.*	158,223
1,285	SkyWater Technology Inc.*	10,203
10,199	Synaptics Inc.*	818,368
1,819	Ultra Clean Holdings Inc.*	69,904
1,886	Universal Display Corp.	310,285
72,606	Veeco Instruments Inc.*	2,023,529
62,691	Wolfspeed Inc.*	600,580

	Total Semiconductors & Semiconductor Equipment	20,897,624

Software - 5.8%
4,737	8x8 Inc.*	14,685
2,712	A10 Networks Inc.	46,240
21,501	ACI Worldwide Inc.*	1,221,687
67,740	Adeia Inc.	821,009
899	Agilysys Inc.*	120,736
1,951	Alarm.com Holdings Inc.*	127,088
2,174	Alkami Technology Inc.*	85,808

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Software - 5.8% - (continued)
2,319	Altair Engineering Inc., Class A Shares*	$244,910
3,137	Amplitude Inc., Class A Shares*	32,437
914	Appfolio Inc., Class A Shares*	231,927
1,746	Appian Corp., Class A Shares*	66,086
996	Arteris Inc.*	8,655
3,593	Asana Inc., Class A Shares*	55,009
1,096	Aspen Technology Inc.*	274,000
38,004	Aurora Innovation Inc., Class A Shares*	245,886
5,343	AvePoint Inc.*	94,304
5,691	Bentley Systems Inc., Class B Shares	281,704
4,169	BILL Holdings Inc.*	376,127
4,799	Bit Digital Inc.*	22,123
1,672	Blackbaud Inc.*	140,348
2,334	BlackLine Inc.*	144,731
8,582	Blend Labs Inc., Class A Shares*	43,854
24,093	Box Inc., Class A Shares*	845,423
2,735	Braze Inc., Class A Shares*	108,634
3,535	C3.ai Inc., Class A Shares*	131,431
144,906	CCC Intelligent Solutions Holdings Inc.*	1,825,816
1,428	Cerence Inc.*	10,517
7,601	Cipher Mining Inc.*	50,927
9,310	Cleanspark Inc.*	133,598
3,640	Clear Secure Inc., Class A Shares	94,203
7,139	Clearwater Analytics Holdings Inc., Class A Shares*	221,595
110,882	Cognyte Software Ltd.*	900,362
5,495	Commvault Systems Inc.*	942,887
10,103	Confluent Inc., Class A Shares*	311,577
750	Consensus Cloud Solutions Inc.*	18,712
934	CS Disco Inc.*	5,529
56	Daily Journal Corp.*	31,613
621	Digimarc Corp.*	21,046
3,618	Digital Turbine Inc.*	5,210
2,343	Dolby Laboratories Inc., Class A Shares	183,504
1,305	Domo Inc., Class B Shares*	12,215
5,935	DoubleVerify Holdings Inc.*	120,659
9,742	Dropbox Inc., Class A Shares*	269,464
5,927	D-Wave Quantum Inc.*	17,900
52,971	Dynatrace Inc.*	2,976,440
7,331	E2open Parent Holdings Inc.*	22,286
816	eGain Corp.*	4,349
3,317	Elastic NV*	363,079
1,989	Enfusion Inc., Class A Shares*	19,771
685	EverCommerce Inc.*	8,323
3,023	Five9 Inc.*	124,789
8,419	Freshworks Inc., Class A Shares*	134,620
52,469	Gen Digital Inc.	1,618,669
4,844	Gitlab Inc., Class A Shares*	308,805
3,339	Guidewire Software Inc.*	677,450
5,802	HashiCorp. Inc., Class A Shares*	195,063
3,316	Hut 8 Corp.*	92,914
1,036	iLearningEngines Holdings Inc.*	1,430
3,316	Informatica Inc., Class A Shares*	87,940
1,605	Intapp Inc.*	100,393
1,012	InterDigital Inc.	198,312
3,530	Jamf Holding Corp.*	51,538
3,036	Kaltura Inc.*	6,740
224	Life360 Inc.*	11,045
98,560	Lightspeed Commerce Inc.*	1,852,928
2,753	LiveRamp Holdings Inc.*	83,581
965	Logility Supply Chain Solutions Inc.	10,161

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Software - 5.8% - (continued)
2,478	Manhattan Associates Inc.*	$707,320
11,069	MARA Holdings Inc.*	303,512
11,165	Matterport Inc.*	53,145
971	Meridianlink Inc.*	22,673
1,693	Mitek Systems Inc.*	15,779
3,137	N-able Inc.*	32,750
3,386	nCino Inc.*	142,178
6,187	NCR Voyix Corp.*	89,773
3,098	NextNav Inc.*	53,874
9,884	Nutanix Inc., Class A Shares*	645,228
3,960	Olo Inc., Class A Shares*	28,868
1,099	ON24 Inc.*	7,264
34,015	OneSpan Inc.*	616,352
27,990	Onestream Inc., Class A Shares*	836,621
702	Ooma Inc.*	10,390
1,478	Pagaya Technologies Ltd., Class A Shares*	16,155
3,528	PagerDuty Inc.*	74,935
1,810	Pegasystems Inc.	171,896
4,648	Porch Group Inc.*	17,012
36,152	Procore Technologies Inc.*	2,935,542
1,712	Progress Software Corp.	117,118
1,778	PROS Holdings Inc.*	41,196
2,410	Q2 Holdings Inc.*	252,423
1,483	Qualys Inc.*	227,789
21,034	Radware Ltd.*	499,768
2,547	Rapid7 Inc.*	108,502
472	Red Violet Inc.*	17,370
4,614	Rekor Systems Inc.*	4,483
440	ReposiTrak Inc.	10,111
1,777	Rimini Street Inc.*	3,838
3,397	RingCentral Inc., Class A Shares*	127,829
11,665	Riot Platforms Inc.*	147,562
45,760	Samsara Inc., Class A Shares*	2,447,702
1,376	Sapiens International Corp. NV	37,606
1,551	SEMrush Holdings Inc., Class A Shares*	21,094
11,258	SentinelOne Inc., Class A Shares*	314,661
466	Silvaco Group Inc.*	3,844
5,486	Smartsheet Inc., Class A Shares*	306,942
2,185	SolarWinds Corp.	29,170
12,025	SoundHound AI Inc., Class A Shares*	111,953
355	SoundThinking Inc.*	4,608
4,721	Sprinklr Inc., Class A Shares*	38,901
1,917	Sprout Social Inc., Class A Shares*	61,382
1,490	SPS Commerce Inc.*	287,674
2,026	Telos Corp.*	6,888
4,872	Tenable Holdings Inc.*	204,527
4,030	Teradata Corp.*	124,527
9,617	Terawulf Inc.*	75,878
52,662	UiPath Inc., Class A Shares*	748,327
12,218	Unity Software Inc.*	294,576
13,409	Varonis Systems Inc., Class B Shares*	669,914
28,271	Verint Systems Inc.*	712,429
2,207	Vertex Inc., Class A Shares*	119,730
490	Viant Technology Inc., Class A Shares*	9,251
1,754	Weave Communications Inc.*	23,977
6,797	WM Technology Inc.*	8,088
2,067	Workiva Inc., Class A Shares*	201,016
52,508	Xperi Inc.*	497,251
4,069	Yext Inc.*	33,610
7,275	Zeta Global Holdings Corp., Class A Shares*	154,957

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Software - 5.8% - (continued)
5,491	Zuora Inc., Class A Shares*	$54,526

	Total Software	35,857,067

Technology Hardware, Storage & Peripherals - 0.2%
855	CompoSecure Inc., Class A Shares	13,637
1,437	Corsair Gaming Inc.*	10,562
236	CPI Card Group Inc.*	7,790
967	Diebold Nixdorf Inc.*	44,695
1,829	Eastman Kodak Co.*	13,260
884	Immersion Corp.	7,903
8,033	IonQ Inc.*	293,204
12,522	Pure Storage Inc., Class A Shares*	663,541
602	Turtle Beach Corp.*	10,421
4,412	Xerox Holdings Corp.	40,326

	Total Technology Hardware, Storage & Peripherals	1,105,339

	TOTAL INFORMATION TECHNOLOGY	95,616,348

MATERIALS - 4.6%
Chemicals - 2.0%
1,170	AdvanSix Inc.	37,990
1,145	American Vanguard Corp.	6,881
43,870	Arcadium Lithium PLC*	230,317
1,211	Arq Inc.*	9,337
2,064	Ashland Inc.	161,116
2,111	ASP Isotopes Inc.*	11,716
2,546	Aspen Aerogels Inc.*	37,681
75,664	Avient Corp.	3,877,780
69,368	Axalta Coating Systems Ltd.*	2,806,629
1,297	Balchem Corp.	234,134
2,199	Cabot Corp.	241,054
6,248	Chemours Co. (The)	135,832
310	Core Molding Technologies Inc.*	5,127
4,203	Ecovyst Inc.*	33,414
39,209	Element Solutions Inc.	1,124,514
5,062	FMC Corp.	299,114
806	Hawkins Inc.	108,415
2,234	HB Fuller Co.	171,772
7,084	Huntsman Corp.	138,705
1,512	Ingevity Corp.*	73,438
1,000	Innospec Inc.	118,610
517	Intrepid Potash Inc.*	14,016
688	Koppers Holdings Inc.	26,460
772	Kronos Worldwide Inc.	8,731
1,941	LSB Industries Inc.*	17,139
1,886	Mativ Holdings Inc.	24,801
1,331	Minerals Technologies Inc.	108,570
13,158	Mosaic Co. (The)	348,161
267	NewMarket Corp.	142,461
411	Northern Technologies International Corp.	5,721
4,863	Olin Corp.	207,115
2,509	Orion SA	46,216
5,655	Perimeter Solutions Inc.*	72,384
5,228	PureCycle Technologies Inc.*	69,506
584	Quaker Chemical Corp.	92,097
2,153	Rayonier Advanced Materials Inc.*	18,968
5,152	RPM International Inc.	714,995
1,757	Scotts Miracle-Gro Co. (The)	135,447
1,747	Sensient Technologies Corp.	135,637
810	Stepan Co.	62,289
4,503	Tronox Holdings PLC	54,486
115	Valhi Inc.	2,944

	Total Chemicals	12,171,720

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.6% - (continued)
Construction Materials - 0.1%
1,354	Eagle Materials Inc.	$418,278
2,312	Knife River Corp.*	239,292
232	Smith-Midland Corp.*	11,391
4,929	Summit Materials Inc., Class A Shares*	251,083
447	United States Lime & Minerals Inc.	68,391

	Total Construction Materials	988,435

Containers & Packaging - 1.5%
2,669	AptarGroup Inc.	461,630
4,616	Ardagh Metal Packaging SA	16,987
12,374	Avery Dennison Corp.	2,548,425
11,060	Berry Global Group Inc.	799,749
4,756	Crown Holdings Inc.	437,980
60,785	Graphic Packaging Holding Co.	1,829,021
1,085	Greif Inc., Class A Shares	77,067
197	Greif Inc., Class B Shares	14,921
1,358	Myers Industries Inc.	15,753
6,515	O-I Glass Inc.*	82,089
3,611	Packaging Corp. of America	898,597
1,500	Pactiv Evergreen Inc.	20,355
1,487	Ranpak Holdings Corp., Class A Shares*	11,584
5,106	Sealed Air Corp.	186,880
3,374	Silgan Holdings Inc.	194,106
21,017	Smurfit WestRock PLC	1,156,355
4,012	Sonoco Products Co.	208,143
1,665	TriMas Corp.	43,989

	Total Containers & Packaging	9,003,631

Metals & Mining - 0.9%
10,283	Alcoa Corp.	477,440
447	Alpha Metallurgical Resources Inc.*	109,770
704	Arch Resources Inc.	121,032
5,035	ATI Inc.*	302,956
445	Caledonia Mining Corp. PLC	4,690
1,925	Carpenter Technology Corp.	373,527
2,063	Century Aluminum Co.*	47,098
100,804	Cleveland-Cliffs Inc.*	1,255,010
16,302	Coeur Mining Inc.*	105,311
4,687	Commercial Metals Co.	289,141
1,279	Compass Minerals International Inc.	19,735
5,583	Constellium SE, Class A Shares*	68,448
280	Contango ORE Inc.*	3,943
562	Critical Metals Corp.*	3,827
2,810	Dakota Gold Corp.*	6,323
24,234	Hecla Mining Co.	133,772
12,546	i-80 Gold Corp.*	7,903
3,026	Ivanhoe Electric Inc.*	28,777
602	Kaiser Aluminum Corp.	48,931
1,234	Lifezone Metals Ltd.*	8,761
846	Materion Corp.	97,815
1,617	Metallus Inc.*	26,955
1,903	Metals Acquisition Ltd., Class A Shares*	24,168
5,529	MP Materials Corp.*	116,496
8,864	Novagold Resources Inc.*	32,442
372	Olympic Steel Inc.	15,728
1,578	Perpetua Resources Corp.*	15,038
611	Piedmont Lithium Inc.*(b)	7,674
932	Radius Recycling Inc.	18,472
945	Ramaco Resources Inc., Class A Shares	12,049
189	Ramaco Resources Inc., Class B Shares	1,939
2,311	Reliance Inc.	742,386
2,693	Royal Gold Inc.	393,878

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.6% - (continued)
Metals & Mining - 0.9% - (continued)
1,021	Ryerson Holding Corp.	$26,240
7,730	SSR Mining Inc.*	44,911
3,544	SunCoke Energy Inc.	44,158
1,116	Tredegar Corp.*	8,002
9,083	United States Steel Corp.	370,314
308	Universal Stainless & Alloy Products Inc.*	13,681
2,082	Warrior Met Coal Inc.	146,406
1,354	Worthington Steel Inc.	60,713

	Total Metals & Mining	5,635,860

Paper & Forest Products - 0.1%
630	Clearwater Paper Corp.*	17,086
2,610	Louisiana-Pacific Corp.	308,502
1,860	Resolute Forest Products Inc.*(b)	3,050
1,445	Sylvamo Corp.	133,359

	Total Paper & Forest Products	461,997

	TOTAL MATERIALS	28,261,643

REAL ESTATE - 4.4%
Diversified REITs - 0.2%
3,377	Alexander & Baldwin Inc.	66,459
375	Alpine Income Property Trust Inc.	6,709
2,160	American Assets Trust Inc.	61,430
2,298	Armada Hoffler Properties Inc.	25,393
42,714	Broadstone Net Lease Inc., Class A Shares	747,922
723	CTO Realty Growth Inc.	14,756
5,185	Empire State Realty Trust Inc., Class A Shares	56,828
7,076	Essential Properties Realty Trust Inc.	241,292
1,504	Gladstone Commercial Corp.	26,485
8,986	Global Net Lease Inc.	66,586
1,021	NexPoint Diversified Real Estate Trust	5,912
539	One Liberty Properties Inc.	16,208

	Total Diversified REITs	1,335,980

Health Care REITs - 0.3%
3,369	American Healthcare REIT Inc.	100,430
6,334	CareTrust REIT Inc.	188,690
927	Community Healthcare Trust Inc.	17,520
8,279	Diversified Healthcare Trust	21,525
2,614	Global Medical REIT Inc.	23,239
15,670	Healthcare Realty Trust Inc., Class A Shares	287,074
1,740	LTC Properties Inc.	67,147
24,317	Medical Properties Trust Inc.	106,752
1,727	National Health Investors Inc.	132,375
10,061	Omega Healthcare Investors Inc.	408,577
9,453	Sabra Health Care REIT Inc.	177,055
455	Universal Health Realty Income Trust	19,196

	Total Health Care REITs	1,549,580

Hotel & Resort REITs - 0.4%
9,522	Apple Hospitality REIT Inc.	153,399
3,087	Braemar Hotels & Resorts Inc.	11,113
1,734	Chatham Lodging Trust	15,970
9,094	DiamondRock Hospitality Co.	84,392
28,440	Host Hotels & Resorts Inc.	523,865
8,837	Park Hotels & Resorts Inc.	137,415
4,268	Pebblebrook Hotel Trust	59,112
6,534	RLJ Lodging Trust	66,712
10,985	Ryman Hospitality Properties Inc.	1,287,881
6,311	Service Properties Trust	17,545
4,049	Summit Hotel Properties Inc.	26,643
8,526	Sunstone Hotel Investors Inc.	91,655
4,343	Xenia Hotels & Resorts Inc.	66,795

	Total Hotel & Resort REITs	2,542,497

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 4.4% - (continued)
Industrial REITs - 0.6%
11,550	Americold Realty Trust Inc.	$275,583
1,916	EastGroup Properties Inc.	329,954
20,840	First Industrial Realty Trust Inc.	1,113,898
2,292	Industrial Logistics Properties Trust	8,870
1,156	Innovative Industrial Properties Inc., Class A Shares	126,027
12,220	LXP Industrial Trust	114,257
1,393	Plymouth Industrial REIT Inc.	26,105
8,725	Rexford Industrial Realty Inc.	367,148
37,360	STAG Industrial Inc.	1,374,474
3,785	Terreno Realty Corp.	229,485

	Total Industrial REITs	3,965,801

Office REITs - 0.5%
6,768	Brandywine Realty Trust	37,901
6,412	BXP Inc.	525,720
1,288	City Office REIT Inc.	7,470
32,411	COPT Defense Properties	1,067,942
6,313	Cousins Properties Inc.	200,375
6,007	Douglas Emmett Inc.	116,295
4,261	Easterly Government Properties Inc., Class A Shares	52,496
4,278	Franklin Street Properties Corp.	8,171
4,363	Highwoods Properties Inc.	141,623
5,116	Hudson Pacific Properties Inc.	19,697
3,198	JBG SMITH Properties	54,654
4,811	Kilroy Realty Corp.	199,801
540	NET Lease Office Properties	17,680
2,327	Orion Office REIT Inc.	9,843
8,280	Paramount Group Inc.	40,241
1,310	Peakstone Realty Trust	17,986
5,720	Piedmont Office Realty Trust Inc., Class A Shares	54,454
905	Postal Realty Trust Inc., Class A Shares	12,824
2,843	SL Green Realty Corp.	222,294
7,174	Vornado Realty Trust	308,841

	Total Office REITs	3,116,308

Real Estate Management & Development - 0.6%
4,266	Anywhere Real Estate Inc.*	20,903
15,638	Compass Inc., Class A Shares*	110,873
5,997	Cushman & Wakefield PLC*	91,754
3,223	eXp World Holdings Inc.	44,639
669	Forestar Group Inc.*	19,970
506	FRP Holdings Inc.*	16,131
1,264	Howard Hughes Holdings Inc.*	109,639
7,967	Jones Lang LaSalle Inc.*	2,235,540
4,535	Kennedy-Wilson Holdings Inc.	52,515
946	Marcus & Millichap Inc.	39,363
426	Maui Land & Pineapple Co., Inc.*	10,330
5,636	Newmark Group Inc., Class A Shares	87,245
25,939	Opendoor Technologies Inc.*	60,697
623	RE/MAX Holdings Inc., Class A Shares*	8,199
3,584	Real Brokerage Inc.(The)*	18,852
4,484	Redfin Corp.*	42,553
448	RMR Group Inc. (The), Class A Shares	9,946
500	Seaport Entertainment Group Inc.*	16,925
1,495	St Joe Co. (The)	76,365
398	Star Holdings*	4,478
298	Stratus Properties Inc.*	7,674
758	Tejon Ranch Co.*	12,219
2,244	Zillow Group Inc., Class A Shares*	182,953
6,135	Zillow Group Inc., Class C Shares*	519,696

	Total Real Estate Management & Development	3,799,459

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 4.4% - (continued)
Residential REITs - 0.6%
13,652	American Homes 4 Rent, Class A Shares	$522,735
5,639	Apartment Investment & Management Co., Class A Shares*	49,849
474	BRT Apartments Corp.	9,508
4,177	Camden Property Trust	525,467
655	Centerspace	47,487
586	Clipper Realty Inc.	2,965
3,549	Elme Communities	60,120
7,398	Equity LifeStyle Properties Inc.	527,699
69,913	Independence Realty Trust Inc.	1,526,900
823	NexPoint Residential Trust Inc.	38,739
2,356	UMH Properties Inc.	45,235
3,315	Veris Residential Inc.	60,499

	Total Residential REITs	3,417,203

Retail REITs - 0.7%
4,460	Acadia Realty Trust	115,291
3,866	Agree Realty Corp.	296,909
77	Alexander’s Inc.	17,218
12,278	Brixmor Property Group Inc.	369,200
968	CBL & Associates Properties Inc.	29,911
3,945	Curbline Properties Corp.*	95,706
3,327	Federal Realty Investment Trust	388,095
2,115	Getty Realty Corp.	69,541
2,817	InvenTrust Properties Corp.	87,243
26,970	Kimco Realty Corp.	689,623
8,785	Kite Realty Group Trust	242,202
9,047	Macerich Co. (The)	191,887
3,235	NETSTREIT Corp.	52,439
7,340	NNN REIT Inc.	322,813
4,883	Phillips Edison & Co., Inc.	192,879
7,399	Regency Centers Corp.	559,290
5,125	Retail Opportunity Investments Corp.	89,175
421	Saul Centers Inc.	17,307
1,804	SITE Centers Corp.	27,998
4,294	Tanger Inc.	158,749
5,097	Urban Edge Properties	117,282
1,631	Whitestone REIT, Class B Shares	24,008

	Total Retail REITs	4,154,766

Specialized REITs - 0.5%
25,698	CubeSmart	1,273,593
3,259	EPR Properties	147,861
1,538	Farmland Partners Inc.	19,548
4,042	Four Corners Property Trust Inc.	120,088
10,753	Gaming and Leisure Properties Inc.	554,962
1,177	Gladstone Land Corp.	14,136
3,553	Lamar Advertising Co., Class A Shares	476,173
2,849	National Storage Affiliates Trust	128,490
6,139	Outfront Media Inc.(a)	117,930
3,282	PotlatchDeltic Corp.	147,165
6,046	Rayonier Inc.	192,686
2,348	Safehold Inc.	50,153
10,335	Uniti Group Inc.	61,080

	Total Specialized REITs	3,303,865

	TOTAL REAL ESTATE	27,185,459

UTILITIES - 3.4%
Electric Utilities - 1.2%
16,115	ALLETE Inc.	1,045,541
571	Genie Energy Ltd., Class B Shares	8,713
6,741	Hawaiian Electric Industries Inc.*	70,039
14,682	IDACORP Inc.	1,739,376
1,471	MGE Energy Inc.	153,396

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 3.4% - (continued)
Electric Utilities - 1.2% - (continued)
8,449	NRG Energy Inc.	$858,503
8,206	OGE Energy Corp.	360,736
1,675	Otter Tail Corp.	135,072
4,598	Pinnacle West Capital Corp.	430,833
51,300	Portland General Electric Co.	2,458,296
3,654	TXNM Energy Inc.	179,229

	Total Electric Utilities	7,439,734

Gas Utilities - 0.7%
8,849	Atmos Energy Corp.	1,339,031
4,872	Brookfield Infrastructure Corp., Class A Shares	218,704
877	Chesapeake Utilities Corp.	115,545
8,390	MDU Resources Group Inc.	168,135
3,653	National Fuel Gas Co.	233,682
28,477	New Jersey Resources Corp.	1,468,844
1,628	Northwest Natural Holding Co.	71,339
2,278	ONE Gas Inc.	177,616
281	RGC Resources Inc.	5,845
2,455	Southwest Gas Holdings Inc.	191,883
2,306	Spire Inc.	168,776
8,717	UGI Corp.	264,735

	Total Gas Utilities	4,424,135

Independent Power & Renewable Electricity Producers - 1.0%
2,229	Altus Power Inc., Class A Shares*	9,629
5,560	Brookfield Renewable Corp., Class A Shares	177,475
1,443	Clearway Energy Inc., Class A Shares	40,130
3,356	Clearway Energy Inc., Class C Shares	98,969
2,632	Montauk Renewables Inc.*	11,633
32,728	Ormat Technologies Inc.	2,671,259
3,742	Sunnova Energy International Inc.*	20,731
2,900	Talen Energy Corp.*	621,789
13,551	Vistra Corp.	2,165,992

	Total Independent Power & Renewable Electricity Producers	5,817,607

Multi-Utilities - 0.4%
3,157	Avista Corp.	122,144
2,790	Black Hills Corp.	178,755
18,149	NiSource Inc.	691,296
23,292	Northwestern Energy Group Inc.	1,286,650
581	Unitil Corp.	34,872

	Total Multi-Utilities	2,313,717

Water Utilities - 0.1%
1,497	American States Water Co.	127,709
1,459	Cadiz Inc.*	6,478
2,380	California Water Service Group	121,832
513	Consolidated Water Co., Ltd.	13,815
10,200	Essential Utilities Inc.	408,306
619	Global Water Resources Inc.	8,295
667	Middlesex Water Co.	43,645
734	Pure Cycle Corp.*	10,672
1,176	SJW Group	65,527
373	York Water Co. (The)	13,368

	Total Water Utilities	819,647

	TOTAL UTILITIES	20,814,840

	TOTAL COMMON STOCKS (Cost - $428,836,834)	594,563,949

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units			Security	Value
WARRANTS - 0.0%@
HEALTH CARE - 0.0%@
Health Care Equipment & Supplies - 0.0%@
			Pulse Biosciences Inc., expires:
107			6/26/29*(a)(b)	$557
107			6/27/29*(a)(b)	556

			TOTAL WARRANTS (Cost - $0)	1,113

Face Amount/Units†		Rating††
CORPORATE BOND & NOTE - 0.1%
Communications Equipment - 0.1%
$ 702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(a) (Cost - $702,000)	765,812

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $429,538,834)	595,330,874

SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
9,565,668			ANZ National Bank - London, 3.930% due 12/2/24	9,565,668
28,627	CAD		BNP Paribas - Paris, 2.580% due 12/2/24	20,450
5,770,354			Citibank - New York, 3.930% due 12/2/24	5,770,354
17			JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	17
1,000,228			Royal Bank of Canada - Toronto, 3.930% due 12/2/24	1,000,228
188			Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	188

			TOTAL SHORT-TERM INVESTMENTS (Cost - $16,356,905)	16,356,905

			TOTAL INVESTMENTS - 99.3% (Cost - $445,895,739)	611,687,779

			Other Assets in Excess of Liabilities - 0.7%	4,227,450

			TOTAL NET ASSETS - 100.0%	$615,915,229

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2024, amounts to $0 and represents 0.0% of net assets.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2024, the Fund held Level 3 securities with a value of $0, representing 0.0% of net assets.

At November 30, 2024, for Small-Mid Cap Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 445,895,739	$ 191,892,856	$ (25,916,788)	$ 165,976,068

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	20.4%
Information Technology	15.8
Financials	14.9
Health Care	13.0
Consumer Discretionary	11.3
Energy	4.8
Materials	4.6
Real Estate	4.5
Utilities	3.4
Consumer Staples	2.3
Communication Services	2.3
Short-Term Investments	2.7

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2024, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	18	12/24	$2,078,328	$2,200,140	$121,812
S&P MidCap 400 E-mini Index Futures	2	12/24	613,344	675,560	62,216

					$184,028

At November 30, 2024, Small-Mid Cap Equity Fund had deposited cash of $169,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.5%
Australia - 3.7%
47,754	AGL Energy Ltd.	$349,140
349,630	AMP Ltd.	354,908
70,519	ANZ Group Holdings Ltd.	1,435,447
31,632	APA Group	148,989
13,426	Aristocrat Leisure Ltd.	594,071
4,598	ASX Ltd.	198,263
33,038	Bendigo & Adelaide Bank Ltd.	289,466
120,112	BHP Group Ltd.	3,173,963
10,048	BlueScope Steel Ltd.	145,282
33,028	Brambles Ltd.	410,347
8,968	CAR Group Ltd.	243,250
59,019	Champion Iron Ltd.	221,108
38,235	Charter Hall Group, REIT	390,229
12,649	Cochlear Ltd.	2,512,875
31,655	Coles Group Ltd.	384,248
39,640	Commonwealth Bank of Australia	4,105,912
12,526	Computershare Ltd.	260,745
27,948	CSL Ltd.	5,150,398
34,804	Endeavour Group Ltd.	99,327
40,178	Fortescue Ltd.	496,296
40,795	Goodman Group, REIT.	1,013,831
41,332	GPT Group (The), REIT	128,443
56,198	Insurance Australia Group Ltd.	311,487
10,127	JB Hi-Fi Ltd.	600,830
181,935	Karoon Energy Ltd.	157,314
55,223	Lottery Corp., Ltd. (The)	186,768
8,588	Macquarie Group Ltd.	1,286,766
58,707	Magellan Financial Group Ltd.	415,457
68,153	Medibank Pvt Ltd.	169,948
4,465	Mineral Resources Ltd.	98,296
97,951	Mirvac Group, REIT	138,458
72,830	National Australia Bank Ltd.	1,859,717
27,060	Northern Star Resources Ltd.	308,555
188,209	OceanaGold Corp.	594,266
11,567	Orica Ltd.	136,934
40,787	Origin Energy Ltd.	289,243
33,323	Paladin Energy Ltd.*	165,822
1,334	Pro Medicus Ltd.	219,633
18,193	Qantas Airways Ltd.*	104,179
35,647	QBE Insurance Group Ltd.	466,284
411,168	Ramelius Resources Ltd.	560,427
4,339	Ramsay Health Care Ltd.	112,125
1,258	REA Group Ltd.	206,917
5,940	Reece Ltd.	99,888
36,780	Rio Tinto Ltd.	2,840,397
77,380	Santos Ltd.	332,871
123,082	Scentre Group, REIT	295,838
8,384	SEEK Ltd.	143,125
4,445	SGH Ltd.	143,734
10,764	Sonic Healthcare Ltd.	200,760
107,166	South32 Ltd.	262,212
54,651	Stockland, REIT	186,286
30,211	Suncorp Group Ltd.	388,682
39,944	Technology One Ltd.	788,259
93,908	Telstra Group Ltd.	241,502
73,443	Transurban Group	613,538
19,194	Treasury Wine Estates Ltd.	141,996

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.7% - (continued)
138,067	Ventia Services Group Pty Ltd.	$410,279
93,071	Vicinity Ltd., REIT	131,281
5,780	Washington H Soul Pattinson & Co., Ltd.	130,755
26,972	Wesfarmers Ltd.	1,267,549
81,448	Westpac Banking Corp.	1,774,620
4,356	WiseTech Global Ltd.	366,016
45,046	Woodside Energy Group Ltd.	722,608
28,861	Woolworths Group Ltd.	568,058

	Total Australia	42,546,218

Austria - 0.2%
46,851	Erste Group Bank AG	2,567,023
3,064	OMV AG	122,841
1,622	Verbund AG	129,384

	Total Austria	2,819,248

Belgium - 0.9%
3,596	Ageas SA/NV	181,362
105,532	Anheuser-Busch InBev SA/NV	5,677,362
6,017	Colruyt Group NV	272,854
479	D’ieteren Group	102,078
690	Elia Group SA/NV	64,613
1,866	Groupe Bruxelles Lambert NV	128,995
5,386	KBC Group NV	388,973
10	Lotus Bakeries NV	120,234
307	Sofina SA	71,192
1,912	Syensqo SA	141,773
13,125	UCB SA	2,572,770
3,889	Warehouses de Pauw CVA, REIT	85,923

	Total Belgium	9,808,129

Brazil - 0.1%
404,563	Banco Bradesco SA, ADR	861,719
40,662	NU Holdings Ltd., Class A Shares*	509,495

	Total Brazil	1,371,214

Canada - 2.2%
36,338	Alamos Gold Inc., Class A Shares	690,756
81,435	Alimentation Couche-Tard Inc.	4,765,040
7,640	AtkinsRealis Group Inc.	414,896
72,400	Barrick Gold Corp.	1,268,170
10,731	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	547,340
6,730	Bombardier Inc., Class B Shares*	465,237
15,641	Boralex Inc., Class A Shares(a)	336,764
26,800	Canadian National Railway Co.	2,993,115
57,062	Canadian Pacific Kansas City Ltd.	4,366,118
18,611	Celestica Inc.*	1,600,319
12,025	CI Financial Corp.	266,726
5,443	Docebo Inc.*	271,168
68,201	Dundee Precious Metals Inc.	639,209
19,980	Eldorado Gold Corp.*	319,286
6,336	EQB Inc.	509,197
16,245	Finning International Inc.	443,304
5,475	Gildan Activewear Inc., Class A Shares	272,215
86,449	Headwater Exploration Inc.	424,881
30,231	Hudbay Minerals Inc.	269,733
24,132	IMAX Corp.*	635,154
5,904	Linamar Corp.	259,256
1,929	lululemon athletica Inc.*	618,553
17,096	Nutrien Ltd.	798,713
39,862	NuVista Energy Ltd.*	386,418
35,704	Secure Energy Services Inc.	404,264
15,602	Toronto-Dominion Bank (The)	883,056
33,419	Vermilion Energy Inc.	343,059
54,202	Whitecap Resources Inc.(a)	396,104

	Total Canada	25,588,051

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Chile - 0.1%
59,613	Antofagasta PLC	$1,292,021

China - 0.5%
22,900	Contemporary Amperex Technology Co., Ltd., Class A Shares	831,359
302,000	Li Ning Co., Ltd.	627,608
75,500	Tencent Holdings Ltd.	3,883,252
47,558	Tencent Music Entertainment Group, ADR	542,636
56,100	Yangzijiang Shipbuilding Holdings Ltd.	101,070

	Total China	5,985,925

Denmark - 2.6%
61	AP Moller - Maersk AS, Class A Shares	100,022
116	AP Moller - Maersk AS, Class B Shares	197,285
2,349	Ascendis Pharma AS, ADR*	319,652
15,469	Bavarian Nordic AS*(a)	423,593
2,249	Carlsberg AS, Class B Shares	232,410
29,428	Coloplast AS, Class B Shares	3,716,639
16,304	Danske Bank AS	469,586
2,071	Demant AS*	78,996
4,839	DSV AS	1,032,459
1,478	Genmab AS*	317,663
13,940	ISS AS	252,836
6,186	Jyske Bank AS, Class Registered Shares	435,372
8,586	Netcompany Group AS*(b)	427,693
162,348	Novo Nordisk AS, Class B Shares	17,329,200
8,365	Novonesis (Novozymes) B, Class B Shares	491,600
3,979	Orsted AS*(b)	220,930
6,467	Pandora AS	1,045,502
1,347	Rockwool AS, Class B Shares	491,161
7,895	Tryg AS	182,256
103,618	Vestas Wind Systems AS*	1,618,762
1,458	Zealand Pharma AS*	151,574

	Total Denmark	29,535,191

Finland - 0.7%
3,283	Elisa OYJ	148,731
10,977	Fortum OYJ	165,421
6,921	Kesko OYJ, Class B Shares	137,588
67,282	Kone OYJ, Class B Shares	3,495,270
10,168	Konecranes OYJ	688,695
15,589	Metso OYJ	137,016
10,016	Neste OYJ	152,351
126,002	Nokia OYJ	529,950
74,545	Nordea Bank Abp	842,236
10,316	Orion OYJ, Class B Shares	487,891
11,567	Sampo OYJ, Class A Shares	495,134
13,538	Stora Enso OYJ, Class R Shares	131,410
12,512	UPM-Kymmene OYJ	329,044
11,917	Wartsila OYJ Abp	216,500

	Total Finland	7,957,237

France - 10.8%
17,040	Accor SA	786,616
880	Aeroports de Paris SA	101,839
50,146	Air Liquide SA	8,350,075
14,094	Airbus SE	2,201,927
480,294	Alstom SA*	10,806,235
1,540	Amundi SA(b)	100,172
8,240	Arkema SA	652,660
115,488	AXA SA	4,035,976
1,043	BioMerieux	108,971
98,662	BNP Paribas SA	5,896,041
18,376	Bollore SE	113,256

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.8% - (continued)
4,444	Bouygues SA	$132,025
7,567	Bureau Veritas SA	230,156
3,673	Capgemini SE	590,916
141,757	Carrefour SA	2,156,671
62,257	Cie de Saint-Gobain SA	5,672,529
15,878	Cie Generale des Etablissements Michelin SCA	519,067
1,360	Covivio SA, REIT	74,689
25,179	Credit Agricole SA	338,177
49,669	Danone SA	3,394,146
516	Dassault Aviation SA	102,653
107,095	Dassault Systemes SE	3,698,223
5,846	Edenred SE	193,378
7,378	Eiffage SA	665,374
24,478	Elis SA	498,254
43,287	Engie SA	689,938
15,592	EssilorLuxottica SA	3,786,934
1,079	Eurazeo SE	79,231
1,144	Gecina SA, REIT	115,209
7,117	Getlink SE	116,275
1,831	Hermes International SCA	3,995,622
3,894	Ipsen SA	450,041
39,189	Kering SA	9,164,670
26,822	Klepierre SA, REIT	811,380
14,380	La Francaise des Jeux SACA(b)	568,421
24,649	Legrand SA	2,468,228
14,406	L’Oréal SA	5,003,314
13,319	LVMH Moët Hennessy Louis Vuitton SE	8,299,934
2,080	Nexans SA	236,081
43,722	Orange SA(a)	467,408
4,803	Pernod Ricard SA(a)	537,533
5,456	Publicis Groupe SA	592,243
15,621	Renault SA	668,262
14,975	Rexel SA	386,768
8,586	Safran SA	2,000,840
95,087	Sanofi SA	9,247,365
659	Sartorius Stedim Biotech	125,592
25,546	Schneider Electric SE	6,573,623
509	SEB SA	48,304
53,685	Societe Generale SA	1,421,932
20,731	Sodexo SA	1,721,621
2,675	Sopra Steria Group	505,225
16,315	SPIE SA	513,138
16,871	Technip Energies NV	414,193
1,401	Teleperformance SE	131,865
2,175	Thales SA	325,994
100,034	TotalEnergies SE	5,803,051
2,775	Unibail-Rodamco-Westfield, REIT	227,482
28,845	Vallourec SACA*	506,339
16,683	Veolia Environnement SA	486,282
11,861	Vinci SA	1,251,934
776	Virbac SACA	265,825
17,783	Vivendi SE	163,107
205,853	Worldline SA*(b)	1,447,256

	Total France	123,038,486

Germany - 8.0%
14,186	adidas AG	3,343,392
13,058	AIXTRON SE	188,678
24,149	Allianz SE, Class Registered Shares	7,464,613
21,110	BASF SE	946,223
23,193	Bayer AG, Class Registered Shares	475,409
30,333	Bayerische Motoren Werke AG	2,244,953

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.0% - (continued)
10,349	Bechtle AG	$340,195
11,334	Beiersdorf AG	1,469,978
3,037	Brenntag SE	195,708
873	Carl Zeiss Meditec AG	52,224
22,438	Commerzbank AG	344,222
2,595	Continental AG	170,087
4,621	Covestro AG*(b)	282,086
8,071	CTS Eventim AG & Co. KGaA	712,702
11,699	Daimler Truck Holding AG	442,764
4,424	Delivery Hero SE, Class A Shares*(b)	181,096
44,900	Deutsche Bank AG, Class Registered Shares	763,316
4,448	Deutsche Boerse AG	1,041,548
14,223	Deutsche Lufthansa AG, Class Registered Shares	95,462
24,128	Deutsche Post AG	886,630
214,041	Deutsche Telekom AG, Class Registered Shares	6,844,621
53,149	E.ON SE	684,551
18,820	Evonik Industries AG	345,494
15,925	Freenet AG	492,338
4,859	Fresenius Medical Care AG	213,881
9,949	Fresenius SE & Co. KGaA*	350,085
13,927	GEA Group AG	696,683
1,422	Hannover Rueck SE	371,484
10,360	Heidelberg Materials AG	1,307,195
3,162	Henkel AG & Co. KGaA	240,082
347,877	Infineon Technologies AG	11,330,905
1,601	Knorr-Bremse AG	122,125
128,795	Lanxess AG	3,219,693
1,755	LEG Immobilien SE	163,048
17,725	Mercedes-Benz Group AG	992,015
23,953	Merck KGaA	3,581,973
1,267	MTU Aero Engines AG	431,341
3,163	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,653,807
1,288	Nemetschek SE	133,625
18,376	Nordex SE*	232,004
2,298	Puma SE	107,388
114	Rational AG	106,566
1,030	Rheinmetall AG	677,632
71,665	RWE AG	2,413,473
88,765	SAP SE	21,101,449
6,944	Scout24 SE(b)	624,281
32,681	Siemens AG, Class Registered Shares	6,314,587
15,146	Siemens Energy AG*	816,306
6,634	Siemens Healthineers AG(b)	359,794
6,014	SUSS MicroTec SE	311,010
3,143	Symrise AG, Class A Shares	347,088
41,544	TAG Immobilien AG*	689,964
1,657	Talanx AG	140,488
19,659	TeamViewer SE*(b)	240,003
58,806	TUI AG*	466,506
17,494	Vonovia SE	581,488
16,670	Zalando SE*(b)	517,930

	Total Germany	90,864,189

Hong Kong - 2.3%
761,800	AIA Group Ltd.	5,731,516
436,500	BOC Hong Kong Holdings Ltd.	1,347,517
44,500	CK Asset Holdings Ltd.	183,800
63,500	CK Hutchison Holdings Ltd.	330,986
16,000	CK Infrastructure Holdings Ltd.	110,076
273,000	CLP Holdings Ltd.	2,297,808
1,228	Futu Holdings Ltd., ADR*	107,118
50,000	Galaxy Entertainment Group Ltd.	224,714

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.3% - (continued)
17,600	Hang Seng Bank Ltd.	$211,013
29,894	Henderson Land Development Co., Ltd.	93,845
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	119,649
263,380	Hong Kong & China Gas Co., Ltd.	200,847
28,499	Hong Kong Exchanges & Clearing Ltd.	1,087,689
28,100	Hongkong Land Holdings Ltd.	127,900
45,200	Jardine Matheson Holdings Ltd.	1,974,987
106,000	Kerry Properties Ltd.	212,697
352,080	Link REIT	1,538,858
36,500	MTR Corp., Ltd.	128,829
33,000	Power Assets Holdings Ltd.	215,844
864,675	Prudential PLC	7,053,514
110,646	Sino Land Co., Ltd.	108,395
35,000	SITC International Holdings Co., Ltd.	90,915
34,000	Sun Hung Kai Properties Ltd.	339,992
10,500	Swire Pacific Ltd., Class A Shares	87,088
93,500	Techtronic Industries Co., Ltd.	1,318,900
340,000	United Laboratories International Holdings Ltd. (The)	468,756
191,000	WH Group Ltd.(b)	151,716
27,000	Wharf Holdings Ltd. (The)	74,099
46,000	Wharf Real Estate Investment Co., Ltd.	123,286
174,500	Yue Yuen Industrial Holdings Ltd.	390,561

	Total Hong Kong	26,452,915

Indonesia - 0.1%
1,597,400	Bank Central Asia Tbk PT	1,008,832

Ireland - 1.0%
4,569	AerCap Holdings NV	453,976
46,565	AIB Group PLC	253,082
24,190	Bank of Ireland Group PLC	211,541
70,550	Dalata Hotel Group PLC	328,552
5,834	DCC PLC	424,679
119,594	Experian PLC	5,696,782
29,091	Glanbia PLC	449,327
10,189	James Hardie Industries PLC, CDI*	376,506
3,831	Kerry Group PLC, Class A Shares	370,230
14,398	Kingspan Group PLC	1,082,231
26,288	Smurfit WestRock PLC	1,446,366

	Total Ireland	11,093,272

Isle of Man - 0.0%@
40,639	Playtech PLC*	376,625

Israel - 0.6%
1,102	Azrieli Group Ltd.	88,387
32,406	Bank Hapoalim BM	372,144
38,845	Bank Leumi Le-Israel BM	442,445
13,009	Check Point Software Technologies Ltd.*	2,367,638
1,018	CyberArk Software Ltd.*	329,333
671	Elbit Systems Ltd.	162,874
2,352	Global E-Online Ltd.*	122,963
23,553	ICL Group Ltd.	106,516
31,906	Israel Discount Bank Ltd., Class A Shares	209,860
4,203	Mizrahi Tefahot Bank Ltd.	181,531
885	Monday.com Ltd.*	252,544
1,594	Nice Ltd.*	289,826
75,391	Teva Pharmaceutical Industries Ltd., ADR*	1,265,061
1,249	Wix.com Ltd.*	279,451

	Total Israel	6,470,573

Italy - 2.7%
2,887	Amplifon SpA	73,364
12,524	Azimut Holding SpA	315,884
66,596	Banca Monte dei Paschi di Siena SpA	437,014
30,507	Banco BPM SpA	231,945

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 2.7% - (continued)
91,303	BPER Banca SPA	$556,745
2,890	Brunello Cucinelli SpA	286,467
16,642	Buzzi SpA	705,518
13,546	Davide Campari-Milano NV	81,329
3,420	DiaSorin SpA	382,199
996,522	Enel SpA	7,168,458
54,224	Eni SpA	768,705
9,413	Ferrari NV	4,103,849
132,722	FinecoBank Banca Fineco SpA	2,131,635
22,310	Generali	638,092
8,110	Infrastrutture Wireless Italiane SpA(b)	83,551
346,041	Intesa Sanpaolo SpA	1,324,629
136,316	Iren SpA	284,695
18,552	Iveco Group NV	185,431
23,570	Leonardo SpA	633,793
11,849	Mediobanca Banca di Credito Finanziario SpA	172,691
5,723	Moncler SpA	280,472
10,971	Nexi SpA*(b)	64,918
11,430	Poste Italiane SpA(b)	160,537
6,717	Prysmian SpA	442,624
42,214	Recordati Industria Chimica e Farmaceutica SpA	2,300,624
2,486	Reply SpA	398,075
48,597	Snam SpA	226,656
257,419	Telecom Italia SpA*	61,780
33,769	Terna - Rete Elettrica Nazionale	285,867
140,349	UniCredit SpA	5,387,802
9,377	Unipol Gruppo SpA	113,223

	Total Italy	30,288,572

Japan - 18.2%
18,600	ABC-Mart Inc.	383,989
12,600	Adastria Co., Ltd.	308,859
18,200	Advantest Corp.	1,005,663
15,500	Aeon Co., Ltd.	372,526
4,200	AGC Inc.	131,921
13,100	Aisin Corp.	138,542
11,000	Ajinomoto Co., Inc.	465,285
3,800	ANA Holdings Inc.	73,469
34,200	Asahi Group Holdings Ltd.	372,949
29,900	Asahi Kasei Corp.	213,842
30,100	Asics Corp.	606,335
42,900	Astellas Pharma Inc.	446,991
14,200	Bandai Namco Holdings Inc.	300,467
45,300	Bridgestone Corp.	1,624,029
6,000	Brother Industries Ltd.	105,950
22,100	Canon Inc.	720,636
8,100	Capcom Co., Ltd.	190,285
18,300	Central Japan Railway Co.	378,205
13,300	Chiba Bank Ltd. (The)	111,429
15,400	Chubu Electric Power Co., Inc.	163,175
15,900	Chugai Pharmaceutical Co., Ltd.	702,453
48,500	Citizen Watch Co., Ltd.	287,479
26,800	Concordia Financial Group Ltd.	161,293
28,800	Credit Saison Co., Ltd.	690,817
9,300	Dai Nippon Printing Co., Ltd.	142,287
50,300	Daicel Corp.	446,429
44,600	Daido Steel Co., Ltd.	350,436
7,700	Daifuku Co., Ltd.	161,033
21,500	Dai-ichi Life Holdings Inc.	583,928
41,500	Daiichi Sankyo Co., Ltd.	1,320,870
33,300	Daikin Industries Ltd.	4,007,571
1,300	Daito Trust Construction Co., Ltd.	144,900

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.2% - (continued)
14,000	Daiwa House Industry Co., Ltd.	$441,050
32,600	Daiwa Securities Group Inc.	216,452
44,700	Denso Corp.	638,345
4,200	Dentsu Group Inc.	109,346
20,300	Dexerials Corp.	329,710
2,200	Disco Corp.	599,685
21,600	East Japan Railway Co.	422,292
26,200	Ebara Corp.	393,974
6,300	Eisai Co., Ltd.	197,661
64,950	ENEOS Holdings Inc.	352,065
328,100	FANUC Corp.	8,503,841
4,500	Fast Retailing Co., Ltd.	1,541,030
3,200	Fuji Electric Co., Ltd.	180,855
115,400	FUJIFILM Holdings Corp.	2,610,411
29,100	Fujikura Ltd.	1,039,558
258,000	Fujitsu Ltd.	4,955,408
3,700	Fuyo General Lease Co., Ltd.	277,428
13,800	GS Yuasa Corp.	238,522
4,900	Hankyu Hanshin Holdings Inc.	134,668
400	Hikari Tsushin Inc.	87,824
2,300	Hitachi Construction Machinery Co., Ltd.	52,048
232,000	Hitachi Ltd.	5,787,770
106,300	Honda Motor Co., Ltd.	912,430
4,400	Horiba Ltd.	252,388
2,600	Hoshizaki Corp.	105,501
37,400	Hoya Corp.	4,830,466
9,600	Hulic Co., Ltd.	86,704
21,585	Idemitsu Kosan Co., Ltd.	144,520
40,400	INFRONEER Holdings Inc.	328,346
20,800	Inpex Corp.	277,983
875	Invincible Investment Corp., REIT	372,264
12,500	Isuzu Motors Ltd.	169,354
56,200	ITOCHU Corp.	2,781,997
3,700	Japan Airlines Co., Ltd.	61,809
162,400	Japan Exchange Group Inc.	1,963,388
34,000	Japan Post Bank Co., Ltd.	322,431
45,600	Japan Post Holdings Co., Ltd.	458,047
3,900	Japan Post Insurance Co., Ltd.	82,015
27	Japan Real Estate Investment Corp., REIT	100,018
28,400	Japan Tobacco Inc.	802,994
10,200	Jeol Ltd.	356,910
12,900	JFE Holdings Inc.	147,590
9,200	Kajima Corp.	168,540
39,400	Kanadevia Corp.	247,265
9,200	Kaneka Corp.	213,116
16,700	Kansai Electric Power Co., Inc. (The)	215,351
11,000	Kao Corp.	479,505
8,500	Kawasaki Kisen Kaisha Ltd.	113,595
83,500	KDDI Corp.	2,765,351
188	KDX Realty Investment Corp., REIT, Class A Shares	185,238
15,700	Keyence Corp.	6,814,458
16,200	Kikkoman Corp.	178,201
14,000	Kinden Corp.	289,136
18,400	Kirin Holdings Co., Ltd.	257,265
3,900	Kobe Bussan Co., Ltd.	98,379
34,000	Kokusai Electric Corp.	566,612
20,800	Komatsu Ltd.	564,242
2,400	Konami Group Corp.	235,926
54,600	Kubota Corp.	685,262
30,300	Kyocera Corp.	295,646
5,400	Kyowa Kirin Co., Ltd.	89,840

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.2% - (continued)
15,300	Kyushu Railway Co.	$404,464
1,900	Lasertec Corp.	211,072
65,700	LY Corp.	181,080
10,500	M3 Inc.	101,415
5,600	Makita Corp.	175,772
33,800	Marubeni Corp.	511,323
8,000	MatsukiyoCocokara & Co.	112,497
1,700	McDonald’s Holdings Co. Japan Ltd.	70,389
144,700	Mebuki Financial Group Inc.	644,133
5,100	MEIJI Holdings Co., Ltd.	109,148
8,700	MINEBEA MITSUMI Inc.	142,910
113,100	MISUMI Group Inc.	1,840,106
32,200	Mitsubishi Chemical Group Corp.	169,386
79,200	Mitsubishi Corp.	1,341,221
45,100	Mitsubishi Electric Corp.	774,960
85,900	Mitsubishi Estate Co., Ltd.	1,220,247
22,700	Mitsubishi Gas Chemical Co., Inc.	428,657
21,300	Mitsubishi HC Capital Inc.	144,835
75,900	Mitsubishi Heavy Industries Ltd.	1,108,503
263,000	Mitsubishi UFJ Financial Group Inc.	3,119,208
59,800	Mitsui & Co., Ltd.	1,258,162
4,000	Mitsui Chemicals Inc.	92,975
63,300	Mitsui Fudosan Co., Ltd.	532,425
4,600	Mitsui Mining & Smelting Co., Ltd.	144,175
8,200	Mitsui OSK Lines Ltd.	281,830
11,800	Miura Co., Ltd.	295,469
57,090	Mizuho Financial Group Inc.	1,442,801
6,000	MonotaRO Co., Ltd.	107,127
15,800	Morinaga Milk Industry Co., Ltd.	310,646
131,000	MS&AD Insurance Group Holdings Inc.	2,893,789
284,700	Murata Manufacturing Co., Ltd.	4,791,660
5,800	NEC Corp.	495,898
16,000	NET One Systems Co., Ltd.	480,665
8,000	Nexon Co., Ltd.	111,964
27,800	NHK Spring Co., Ltd.	323,601
19,800	Nidec Corp.	365,621
112,500	Nintendo Co., Ltd.	6,602,092
55	Nippon Accommodations Fund Inc., REIT, Class A Shares	213,654
194	Nippon Building Fund Inc., REIT	162,834
10,900	Nippon Electric Glass Co., Ltd.	249,810
22,500	Nippon Paint Holdings Co., Ltd.	154,191
3,600	Nippon Sanso Holdings Corp.	105,440
21,600	Nippon Steel Corp.	442,464
705,000	Nippon Telegraph & Telephone Corp.	723,655
10,400	Nippon Yusen KK	334,142
54,000	Nissan Motor Co., Ltd.	131,646
4,400	Nissin Foods Holdings Co., Ltd.	117,362
76,200	Nissui Corp.	477,439
13,500	Nitori Holdings Co., Ltd.	1,737,050
7,700	Nitto Boseki Co., Ltd.	310,054
16,800	Nitto Denko Corp.	267,427
71,200	Nomura Holdings Inc.	433,398
8,980	Nomura Research Institute Ltd.	275,396
15,000	NTT Data Group Corp.	291,341
15,300	Obayashi Corp.	218,896
104,600	Obic Co., Ltd.	3,435,310
27,900	Olympus Corp.	441,019
4,200	Omron Corp.	134,157
9,000	Ono Pharmaceutical Co., Ltd.	103,983
1,100	Oracle Corp. Japan	112,823
25,900	Oriental Land Co., Ltd.	605,628

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.2% - (continued)
27,300	ORIX Corp.	$615,756
8,300	Osaka Gas Co., Ltd.	182,393
5,900	Otsuka Corp.	147,277
10,600	Otsuka Holdings Co., Ltd.	616,368
9,200	Pan Pacific International Holdings Corp.	234,644
55,200	Panasonic Holdings Corp.	543,604
30,600	Park24 Co., Ltd.	367,927
34,400	Rakuten Group Inc.	197,957
60,100	Recruit Holdings Co., Ltd.	4,185,541
581,100	Renesas Electronics Corp.	7,661,968
64,100	Rengo Co., Ltd.	380,261
49,600	Resona Holdings Inc.	418,545
18,100	Resorttrust Inc.	361,620
13,600	Ricoh Co., Ltd.	155,088
74,000	Round One Corp.	513,236
42,500	Sankyo Co., Ltd.	604,150
44,400	Santen Pharmaceutical Co., Ltd.	511,569
31,300	Sanwa Holdings Corp.	945,647
26,600	Sawai Group Holdings Co., Ltd.	387,051
6,900	SBI Holdings Inc.	174,827
1,600	SCREEN Holdings Co., Ltd.	100,921
3,900	SCSK Corp.	79,083
9,900	Secom Co., Ltd.	346,251
6,800	Seiko Epson Corp.	121,180
9,000	Sekisui Chemical Co., Ltd.	145,805
14,400	Sekisui House Ltd.	341,540
31,200	Senko Group Holdings Co., Ltd.	314,122
52,500	Seven & i Holdings Co., Ltd.	905,295
7,300	SG Holdings Co., Ltd.	71,594
66,300	Shimadzu Corp.	1,871,345
6,300	Shimano Inc.	883,618
148,100	Shin-Etsu Chemical Co., Ltd.	5,516,066
17,900	Shionogi & Co., Ltd.	253,902
10,100	Shiseido Co., Ltd.	182,604
11,000	Shizuoka Financial Group Inc.	98,158
17,700	SMC Corp.	7,537,479
11,000	Socionext Inc.	178,347
678,500	Softbank Corp.	876,598
49,200	SoftBank Group Corp.	2,949,742
21,100	Sompo Holdings Inc.	558,337
281,700	Sony Group Corp.	5,625,282
13,900	Subaru Corp.	224,370
12,100	Sumitomo Bakelite Co., Ltd.	295,435
25,800	Sumitomo Corp.	555,070
16,900	Sumitomo Electric Industries Ltd.	326,944
10,900	Sumitomo Forestry Co., Ltd.	414,748
5,800	Sumitomo Metal Mining Co., Ltd.	143,672
271,500	Sumitomo Mitsui Financial Group Inc.	6,683,364
15,400	Sumitomo Mitsui Trust Group Inc.	388,420
7,300	Sumitomo Realty & Development Co., Ltd.	226,966
3,400	Suntory Beverage & Food Ltd.	115,882
37,300	Suzuki Motor Corp.	399,615
152,800	Sysmex Corp.	3,238,126
11,700	T&D Holdings Inc.	222,291
3,800	Taisei Corp.	166,578
43,600	Takashimaya Co., Ltd.	349,188
79,954	Takeda Pharmaceutical Co., Ltd.	2,181,082
9,700	Takeuchi Manufacturing Co., Ltd.	314,741
46,100	TDK Corp.	596,565
284,300	Terumo Corp.	5,811,570
5,300	TIS Inc.	130,018

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.2% - (continued)
2,400	Toho Co., Ltd.	$105,089
37,000	Tohoku Electric Power Co., Inc.	301,227
44,600	Tokio Marine Holdings Inc.	1,665,879
40,200	Tokyo Electric Power Co. Holdings Inc.*	144,441
10,600	Tokyo Electron Ltd.	1,649,012
7,800	Tokyo Gas Co., Ltd.	231,408
7,400	Tokyo Seimitsu Co., Ltd.	359,081
24,100	Tokyo Tatemono Co., Ltd.	417,608
13,200	Tokyu Corp.	154,599
48,400	Tokyu Fudosan Holdings Corp.	318,667
5,200	TOPPAN Holdings Inc.	139,591
33,000	Toray Industries Inc.	210,913
3,300	TOTO Ltd.	90,561
7,700	Toyo Suisan Kaisha Ltd.	541,585
24,400	Toyo Tire Corp.	380,868
17,600	Toyoda Gosei Co., Ltd.	290,815
23,200	Toyota Industries Corp.	1,735,188
243,200	Toyota Motor Corp.	4,161,722
15,100	Toyota Tsusho Corp.	258,328
3,300	Trend Micro Inc.	181,909
12,800	Tsumura & Co.	415,153
5,900	Ulvac Inc.	243,038
50,900	Unicharm Corp.	1,318,781
10,400	West Japan Railway Co.	196,040
6,100	Yakult Honsha Co., Ltd.	124,623
49,800	Yamaguchi Financial Group Inc.	530,644
22,000	Yamaha Motor Co., Ltd.	191,886
4,800	Yaskawa Electric Corp.	126,162
5,500	Yokogawa Electric Corp.	122,817
2,300	Zensho Holdings Co., Ltd.	139,441
2,700	ZOZO Inc.	85,161

	Total Japan	207,844,994

Jordan - 0.1%
24,252	Hikma Pharmaceuticals PLC	593,617

Luxembourg - 0.4%
156,923	ArcelorMittal SA	3,963,932
4,238	CVC Capital Partners PLC*(b)	103,822
3,187	Eurofins Scientific SE	157,600
14,175	Millicom International Cellular SA*	345,308
9,669	Tenaris SA	185,689

	Total Luxembourg	4,756,351

Macau - 0.0%@
247,200	MGM China Holdings Ltd.	316,050
58,000	Sands China Ltd.*	149,897

	Total Macau	465,947

Netherlands - 4.9%
11,060	ABN AMRO Bank NV, Dutch Certificate, GDR(b)	171,386
515	Adyen NV*(b)	745,835
33,557	Aegon Ltd.	217,179
109,805	Akzo Nobel NV	6,397,724
1,416	Argenx SE*	875,807
2,525	ASM International NV	1,364,432
22,026	ASML Holding NV	15,140,830
13,603	ASR Nederland NV	650,681
5,489	BE Semiconductor Industries NV	649,353
7,160	Euronext NV(b)	799,882
2,263	EXOR NV	223,267
11,352	Ferrovial SE	467,743
26,666	Fugro NV	484,970
3,018	Heineken Holding NV	191,071
54,158	Heineken NV	4,020,387

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.9% - (continued)
1,430	IMCD NV	$214,848
261,715	ING Groep NV	4,052,839
2,932	JDE Peet’s NV	58,441
21,907	Koninklijke Ahold Delhaize NV	755,328
90,750	Koninklijke KPN NV	352,146
207,064	Koninklijke Philips NV*	5,657,175
6,367	NN Group NV	295,457
3,003	NXP Semiconductors NV	688,798
32,366	Prosus NV*	1,318,247
5,246	QIAGEN NV*	229,550
2,539	Randstad NV	111,324
46,609	Stellantis NV	617,794
174,325	Universal Music Group NV	4,191,670
27,024	Wolters Kluwer NV	4,503,134

	Total Netherlands	55,447,298

New Zealand - 0.2%
35,729	Auckland International Airport Ltd.	164,183
13,929	Fisher & Paykel Healthcare Corp., Ltd.	316,056
21,760	Infratil Ltd.	165,453
18,172	Mercury NZ Ltd.	71,310
31,578	Meridian Energy Ltd.	116,158
9,128	Xero Ltd.*	1,037,026

	Total New Zealand	1,870,186

Norway - 0.5%
7,444	Aker BP ASA	152,850
108,141	DNB Bank ASA	2,260,159
19,840	Equinor ASA	480,990
4,928	Gjensidige Forsikring ASA	87,876
2,082	Kongsberg Gruppen ASA	245,033
10,844	Mowi ASA	197,376
186,386	Norsk Hydro ASA	1,153,353
16,828	Orkla ASA	155,754
1,350	Salmar ASA	70,373
14,730	Telenor ASA	173,471
23,987	Wallenius Wilhelmsen ASA, Class B Shares	234,324
3,912	Yara International ASA	110,080

	Total Norway	5,321,639

Poland - 0.0%@
5,502	InPost SA*	96,317

Portugal - 0.2%
71,777	EDP SA	259,393
10,805	Galp Energia SGPS SA	177,507
72,450	Jeronimo Martins SGPS SA	1,410,039

	Total Portugal	1,846,939

Singapore - 1.3%
1,459,958	CapitaLand Ascendas REIT	2,858,249
141,456	CapitaLand Integrated Commercial Trust, REIT	207,233
58,200	CapitaLand Investment Ltd.	118,828
96,340	DBS Group Holdings Ltd.	3,059,345
146,200	Genting Singapore Ltd.	83,594
50,120	Grab Holdings Ltd., Class A Shares*	250,600
189,600	Keppel DC REIT(c)	314,593
35,000	Keppel Ltd.	176,027
80,000	Oversea-Chinese Banking Corp., Ltd.	974,053
95,200	SATS Ltd.	267,542
8,765	Sea Ltd., ADR*	997,457
153,000	Sembcorp Industries Ltd.	597,266
32,850	Singapore Airlines Ltd.	154,238
20,400	Singapore Exchange Ltd.	193,861
33,000	Singapore Technologies Engineering Ltd.	111,109
177,100	Singapore Telecommunications Ltd.	410,276

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 1.3% - (continued)
132,503	United Overseas Bank Ltd.	$3,586,692
46,200	Wilmar International Ltd.	106,377

	Total Singapore	14,467,340

South Africa - 0.0%@
54,285	Investec PLC	393,660

South Korea - 1.3%
13,778	Classys Inc.	464,957
1,302	HD Hyundai Electric Co., Ltd.	328,880
1,653	Hugel Inc.*	313,400
852	Hyosung Heavy Industries Corp.	248,110
9,796	IsuPetasys Co., Ltd.	158,413
5,708	Kolmar Korea Co., Ltd.	216,999
1,874	LEENO Industrial Inc.	211,599
2,005	LIG Nex1 Co., Ltd.	282,379
6,129	LOTTE Fine Chemical Co., Ltd.	152,029
678	NongShim Co., Ltd.	167,346
2,438	PharmaResearch Co., Ltd.	346,636
10,120	Poongsan Corp.	374,176
16,532	Samsung E&A Co., Ltd.*	213,067
234,018	Samsung Electronics Co., Ltd.	9,246,741
2,821	Samsung SDI Co., Ltd.	516,614
31,106	Shinhan Financial Group Co., Ltd.	1,183,586
4,452	SOOP Co., Ltd.	353,172

	Total South Korea	14,778,104

Spain - 2.6%
624	Acciona SA	79,287
34,667	Acerinox SA	347,614
4,255	ACS Actividades de Construccion y Servicios SA	197,759
5,377	Aena SME SA(b)	1,161,271
72,373	Amadeus IT Group SA	5,075,618
336,154	Banco Bilbao Vizcaya Argentaria SA	3,178,878
129,218	Banco de Sabadell SA	243,510
367,220	Banco Santander SA	1,699,561
194,522	Bankinter SA(a)	1,538,760
94,905	CaixaBank SA(a)	515,485
12,538	Cellnex Telecom SA(b)	450,403
8,574	EDP Renovaveis SA	100,386
7,567	Endesa SA	165,978
7,354	Grifols SA*	66,774
288,174	Iberdrola SA	4,112,792
21,953	Indra Sistemas SA	386,529
149,743	Industria de Diseno Textil SA	8,240,538
12,744	Logista Integral SA	407,561
164,292	Mapfre SA(a)	426,873
52,078	Merlin Properties Socimi SA, REIT	571,169
6,811	Redeia Corp. SA	121,798
27,959	Repsol SA	349,640
93,888	Telefonica SA	425,540

	Total Spain	29,863,724

Sweden - 2.0%
5,865	AddTech AB, Class B Shares	161,271
16,306	AFRY AB	226,879
6,802	Alfa Laval AB	289,497
23,707	Assa Abloy AB, Class B Shares	729,901
62,966	Atlas Copco AB, Class A Shares	1,004,986
224,141	Atlas Copco AB, Class B Shares	3,165,868
15,599	Avanza Bank Holding AB	334,443
9,650	Beijer Ref AB, Class B Shares	152,399
6,382	Boliden AB	190,532
109,947	Electrolux AB, Class B Shares*	823,015
17,693	Epiroc AB, Class A Shares	322,385

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.0% - (continued)
7,132	Epiroc AB, Class B Shares	$117,606
8,831	EQT AB	267,285
14,305	Essity AB, Class B Shares	393,981
3,986	Evolution AB(b)	348,679
14,303	Fastighets AB Balder, Class B Shares*	109,988
5,572	Getinge AB, Class B Shares	87,192
14,663	H & M Hennes & Mauritz AB, Class B Shares	203,597
48,915	Hexagon AB, Class B Shares	417,158
1,785	Holmen AB, Class B Shares	67,251
3,371	Industrivarden AB, Class A Shares	110,707
3,178	Industrivarden AB, Class C Shares	104,164
6,848	Indutrade AB	174,727
3,244	Investment AB Latour, Class B Shares	82,369
40,951	Investor AB, Class B Shares	1,123,255
1,894	L E Lundbergforetagen AB, Class B Shares	91,875
5,642	Lifco AB, Class B Shares	171,203
8,620	Loomis AB, Class B Shares	263,775
20,345	NCC AB, Class B Shares	303,845
34,445	Nibe Industrier AB, Class B Shares	145,891
8,267	Saab AB, Class B Shares	180,989
5,501	Sagax AB, Class B Shares	121,817
24,983	Sandvik AB	462,275
12,710	Securitas AB, Class B Shares	160,722
37,329	Skandinaviska Enskilda Banken AB, Class A Shares	518,430
7,665	Skanska AB, Class B Shares	159,970
7,995	SKF AB, Class B Shares	153,742
9,154	Spotify Technology SA*	4,366,092
14,130	Svenska Cellulosa AB SCA, Class B Shares	183,607
135,276	Svenska Handelsbanken AB, Class A Shares	1,407,792
19,953	Swedbank AB, Class A Shares	391,089
4,625	Swedish Orphan Biovitrum AB*	128,315
13,531	Tele2 AB, Class B Shares	142,135
65,735	Telefonaktiebolaget LM Ericsson, Class B Shares	534,276
53,411	Telia Co. AB	156,624
5,373	Trelleborg AB, Class B Shares	177,809
5,768	Volvo AB, Class A Shares	144,321
36,658	Volvo AB, Class B Shares	912,216
46,942	Wihlborgs Fastigheter AB	476,062

	Total Sweden	22,764,007

Switzerland - 7.4%
37,451	ABB Ltd., Class Registered Shares	2,132,593
9,378	Accelleron Industries AG	527,488
3,473	Adecco Group AG, Class Registered Shares	92,555
30,607	Alcon AG	2,724,582
2,436	Avolta AG*	90,326
892	Bachem Holding AG, Class B Shares	69,165
1,008	Baloise Holding AG, Class Registered Shares	191,628
624	Banque Cantonale Vaudoise, Class Registered Shares	61,914
89	Barry Callebaut AG, Class Registered Shares	135,887
2,142	BKW AG	368,804
146	Chocoladefabriken Lindt & Spruengli AG	1,690,114
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	341,070
27,372	Cie Financiere Richemont SA, Class Registered Shares	3,808,056
47,864	Clariant AG, Class Registered Shares*	576,720
23,826	Coca-Cola HBC AG*	847,495
3,621	DKSH Holding AG	269,243
4,399	DSM-Firmenich AG	482,675
146	EMS-Chemie Holding AG, Class Registered Shares	104,106
1,670	Flughafen Zurich AG, Class Registered Shares	397,916
1,950	Galderma Group AG*	199,952
6,064	Galenica AG(b)	528,539

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 7.4% - (continued)
792	Geberit AG, Class Registered Shares	$476,401
219	Givaudan SA, Class Registered Shares	965,779
245,800	Glencore PLC*	1,188,934
940	Helvetia Holding AG, Class Registered Shares	164,530
12,338	Holcim AG*	1,254,293
39,687	Julius Baer Group Ltd.	2,635,206
11,437	Kuehne + Nagel International AG, Class Registered Shares	2,732,702
6,521	Logitech International SA, Class Registered Shares	528,641
8,996	Lonza Group AG, Class Registered Shares	5,369,073
61,980	Nestlé SA, Class Registered Shares	5,380,540
81,617	Novartis AG, Class Registered Shares	8,636,380
536	Partners Group Holding AG	781,884
4,788	PSP Swiss Property AG, Class Registered Shares	698,218
63,098	Roche Holding AG	18,317,337
9,688	Sandoz Group AG	441,022
943	Schindler Holding AG	273,005
580	Schindler Holding AG, Class Registered Shares	164,110
42,650	SGS SA, Class Registered Shares	4,231,907
522	Siegfried Holding AG, Class Registered Shares*	659,167
7,516	SIG Group AG*	148,472
3,610	Sika AG, Class Registered Shares	936,876
1,197	Sonova Holding AG, Class Registered Shares	408,325
16,163	STMicroelectronics NV	412,507
2,638	Straumann Holding AG, Class Registered Shares	343,548
4,369	Sulzer AG, Class Registered Shares	661,080
634	Swatch Group AG (The)	115,005
671	Swiss Life Holding AG, Class Registered Shares	551,109
1,772	Swiss Prime Site AG, Class Registered Shares	195,955
7,137	Swiss Re AG	1,052,885
610	Swisscom AG, Class Registered Shares	352,712
2,276	Swissquote Group Holding SA, Class Registered Shares	896,757
1,221	Temenos AG, Class Registered Shares	80,174
77,886	UBS Group AG, Class Registered Shares	2,513,578
7,558	VAT Group AG(b)	3,006,716
3,455	Zurich Insurance Group AG	2,196,155

	Total Switzerland	84,411,811

Taiwan - 0.7%
33,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,012,918
37,400	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,906,284

	Total Taiwan	7,919,202

United Kingdom - 15.8%
23,155	3i Group PLC	1,091,297
6,367	4imprint Group PLC	409,164
5,971	Admiral Group PLC	194,792
30,111	Anglo American PLC	965,643
3,308	ARM Holdings PLC, ADR*(a)	444,231
10,372	Ashtead Group PLC	830,461
8,690	Associated British Foods PLC	242,840
106,717	AstraZeneca PLC	14,331,948
22,467	Auto Trader Group PLC(b)	239,917
63,895	Aviva PLC	393,394
153,468	BAE Systems PLC	2,394,083
84,217	Balfour Beatty PLC	482,776
3,258,965	Barclays PLC	10,919,471
31,429	Barratt Redrow PLC	171,105
60,349	Beazley PLC	596,453
9,567	Bellway PLC	305,060
33,553	Berkeley Group Holdings PLC	1,772,145
5,373	Birkenstock Holding PLC*	277,569
1,525,583	BP PLC	7,473,113
135,318	British American Tobacco PLC	5,135,563

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 15.8% - (continued)
82,536	British Land Co. PLC (The), REIT	$408,471
153,846	BT Group PLC(a)	311,943
46,009	Bunzl PLC	2,083,473
56,648	Burberry Group PLC	646,974
122,917	Centrica PLC	199,092
4,811	Coca-Cola Europacific Partners PLC	373,237
234,981	Compass Group PLC	8,047,690
15,245	Computacenter PLC	432,131
112,755	ConvaTec Group PLC(b)	337,786
3,343	Croda International PLC	146,625
161,374	Deliveroo PLC, Class A Shares*(b)	307,575
347,057	Diageo PLC	10,352,206
43,083	Drax Group PLC	365,448
43,715	easyJet PLC	307,610
21,696	Endeavour Mining PLC	430,626
14,429	Entain PLC	147,712
504,536	GSK PLC	8,516,149
493,495	Haleon PLC	2,350,318
9,034	Halma PLC	311,405
64,611	Harbour Energy PLC	213,230
9,241	Hargreaves Lansdown PLC	128,599
431,450	HSBC Holdings PLC	4,018,785
14,573	IMI PLC	337,619
19,078	Imperial Brands PLC	623,916
29,823	Inchcape PLC	292,298
31,751	Informa PLC	346,189
3,779	InterContinental Hotels Group PLC	471,013
17,349	Intermediate Capital Group PLC	467,763
3,855	Intertek Group PLC	231,167
41,021	J Sainsbury PLC	136,256
64,950	JD Sports Fashion PLC	84,039
18,482	JET2 PLC	370,025
1,055,388	Kingfisher PLC	3,324,800
17,188	Land Securities Group PLC, REIT	131,756
979,824	Legal & General Group PLC	2,760,030
4,257,985	Lloyds Banking Group PLC	2,879,368
11,343	London Stock Exchange Group PLC	1,627,053
157,995	LondonMetric Property PLC, REIT	390,115
53,958	M&G PLC	136,129
103,530	Man Group PLC	276,334
179,691	Marks & Spencer Group PLC	876,124
30,606	Melrose Industries PLC	223,336
10,129	Mondi PLC	153,287
262,699	National Grid PLC	3,310,493
318,602	NatWest Group PLC	1,631,561
2,854	Next PLC	365,653
13,259	Nomad Foods Ltd.	242,772
58,771	OSB Group PLC	301,040
14,342	Pearson PLC	225,050
7,798	Persimmon PLC	124,761
15,538	Phoenix Group Holdings PLC	101,658
65,779	QinetiQ Group PLC	346,919
183,888	Reckitt Benckiser Group PLC	11,373,838
151,150	RELX PLC	7,126,700
59,798	Rentokil Initial PLC	299,962
34,308	Rightmove PLC	280,950
26,947	Rio Tinto PLC	1,690,831
1,498,622	Rolls-Royce Holdings PLC*	10,635,163
28,111	Safestore Holdings PLC, REIT	266,367
172,302	Sage Group PLC (The)	2,875,745
19,129	Schroders PLC	76,621

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 15.8% - (continued)
220,402	Segro PLC, REIT	$2,188,069
133,519	Serco Group PLC	266,061
6,468	Severn Trent PLC	221,833
310,202	Shell PLC	10,040,408
123,190	Smith & Nephew PLC	1,563,375
7,922	Smiths Group PLC	178,581
6,468	Spectris PLC	208,307
1,747	Spirax Group PLC	159,453
26,307	SSE PLC	592,786
25,295	St. James’s Place PLC	290,046
290,913	Standard Chartered PLC	3,595,626
272,092	Taylor Wimpey PLC	453,705
162,958	Tesco PLC	759,279
58,048	Trainline PLC*(b)	301,395
222,327	Tritax Big Box REIT PLC	393,210
119,510	Unilever PLC	7,147,787
16,274	United Utilities Group PLC	232,234
527,929	Vodafone Group PLC	475,730
10,493	Weir Group PLC (The)	296,610
170,259	WH Smith PLC	2,665,310
33,829	Whitbread PLC	1,227,181
15,569	Wise PLC, Class A Shares*	174,685
25,690	WPP PLC	281,083

	Total United Kingdom	180,235,565

United States - 0.4%
367	Booking Holdings Inc.	1,909,127
3,973	Ferguson Enterprises Inc.	857,890
14,884	Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,315,150
1,568	Linde PLC	722,832

	Total United States	4,804,999

Uruguay - 0.0%@
276	MercadoLibre Inc.*	547,907

	TOTAL COMMON STOCKS (Cost - $806,338,902)	1,054,926,305

PREFERRED STOCKS - 0.2%
Germany - 0.2%
1,468	Bayerische Motoren Werke AG, Class Preferred Shares	100,059
15,987	Dr ING hc F Porsche AG, Class Preferred Shares(b)	997,979
3,443	Henkel AG & Co. KGaA, Class Preferred Shares	293,899
3,534	Porsche Automobil Holding SE, Class Preferred Shares	129,101
621	Sartorius AG, Class Preferred Shares	142,859
4,878	Volkswagen AG, Class Preferred Shares	416,170

	TOTAL PREFERRED STOCKS (Cost - $2,530,644)	2,080,067

OPEN END MUTUAL FUND SECURITY - 0.0%@
United States - 0.0%@
10,427	Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $374,297)	524,478

RIGHT - 0.0%@
Singapore - 0.0%@
16,305	Keppel DC REIT expires 12/10/24*(c)(d) (Cost - $0)	2,313

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $809,243,843)	1,057,533,163

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS(e) - 3.5%
MONEY MARKET FUND - 0.4%
$ 4,443,696		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.504%(f) (Cost - $4,443,696)	$4,443,696

TIME DEPOSITS - 3.1%
205,675		ANZ National Bank - London, 3.930% due 12/2/24	205,675
		BBH - New York:
69,305	SEK	1.570% due 12/2/24	6,361
259,686	DKK	1.750% due 12/2/24	36,803
1,595	NZD	2.410% due 12/2/24	944
316,693	NOK	3.240% due 12/2/24	28,687
1,403	ZAR	6.150% due 12/2/24	78
		BNP Paribas - Paris:
294,695	CHF	0.270% due 12/2/24	334,558
2,402	CAD	2.580% due 12/2/24	1,716
23,513	AUD	3.020% due 12/2/24	15,332
738,544	EUR	Citibank - London, 2.120% due 12/2/24	780,641
22,318,127		Citibank - New York, 3.930% due 12/2/24	22,318,127
200,899	HKD	HSBC Bank - Hong Kong, 2.680% due 12/2/24	25,823
41,438	SGD	HSBC Bank - Singapore, 1.620% due 12/2/24	30,942
6,201,759		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	6,201,759
124,784	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	158,794
		Skandinaviska Enskilda Banken AB - Stockholm:
61,409	CHF	0.270% due 12/2/24	69,716
4,582,439		3.930% due 12/2/24	4,582,439
		Sumitomo Mitsui Banking Corp. - Tokyo:
19,316,339	JPY	0.010% due 12/2/24	129,120
233,910		3.930% due 12/2/24	233,910

		TOTAL TIME DEPOSITS (Cost - $35,161,425)	35,161,425

		TOTAL SHORT-TERM INVESTMENTS (Cost - $39,605,121)	39,605,121

		TOTAL INVESTMENTS - 96.2% (Cost - $848,848,964)	1,097,138,284

		Other Assets in Excess of Liabilities - 3.8%	43,381,507

		TOTAL NET ASSETS - 100.0%	$1,140,519,791

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $14,931,569 and represents 1.3% of net assets.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(f)	Represents investments of collateral received from securities lending transactions.

At November 30, 2024, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 848,848,964	$327,231,007	$(78,937,863)	$248,293,144

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.8%
Financials	16.1
Health Care	13.8
Information Technology	12.2
Consumer Discretionary	10.8
Consumer Staples	8.2
Materials	6.0
Communication Services	4.4
Energy	2.8
Utilities	2.7
Real Estate	2.0
Short-Term Investments	3.2

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2024, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 Futures	21	12/24	$1,089,767	$1,069,229	$(20,538)
FTSE 100 Index Futures	5	12/24	523,056	528,649	5,593
SPI 200 Index Futures	2	12/24	269,337	275,773	6,436
TOPIX Index Futures	3	12/24	524,900	537,233	12,333

					$3,824

At November 30, 2024, International Equity Fund had deposited cash of $153,030 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.7%
Australia - 0.0%@
128,000	MMG Ltd.*	$44,213

Brazil - 4.4%
125,088	Ambev SA	264,744
958,432	B3 SA - Brasil Bolsa Balcao	1,475,553
42,982	Banco Bradesco SA	79,536
29,651	Banco BTG Pactual SA	149,272
369,055	Banco do Brasil SA	1,519,846
298,282	BB Seguridade Participacoes SA	1,662,811
15,753	BRF SA	64,979
15,025	Caixa Seguridade Participacoes SA	36,296
336,047	CCR SA	616,251
32,088	Centrais Eletricas Brasileiras SA	183,360
13,140	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	203,127
13,971	Cia Siderurgica Nacional SA	25,922
507,698	Cosan SA	860,126
7,096	CPFL Energia SA	38,484
18,984	Embraer SA*	183,472
5,554	Energisa SA	37,130
100,978	Engie Brasil Energia SA	637,959
28,950	Equatorial Energia SA	147,331
139,945	Fleury SA	306,659
133,187	Hapvida Participacoes e Investimentos SA*(a)	59,787
8,586	Hypera SA	27,865
7,277	Inter & Co., Inc., Class A Shares	33,620
21,493	JBS SA	133,359
623,500	JSL SA	702,827
21,763	Klabin SA	80,361
23,045	Localiza Rent a Car SA	143,985
365,500	Movida Participacoes SA*	319,028
24,863	Natura & Co. Holding SA	57,375
125,556	NU Holdings Ltd., Class A Shares*	1,573,217
499,790	Odontoprev SA	897,416
97,107	Petroleo Brasileiro SA	688,092
94,998	Petróleo Brasileiro SA, ADR	1,356,571
110,914	PRIO SA	740,195
32,855	Raia Drogasil SA	131,316
177,410	Rede D’Or Sao Luiz SA(a)	797,862
33,328	Rumo SA	107,773
131,000	Smartfit Escola de Ginastica e Danca SA	396,828
7,621	StoneCo Ltd., Class A Shares*	72,247
18,397	Suzano SA	190,860
23,521	TIM SA	61,943
12,300	TOTVS SA	56,155
21,149	Ultrapar Participações SA	63,080
91,064	Vale SA	889,936
69,993	Vale SA, Class B Shares, ADR	690,131
264,235	Vibra Energia SA	906,300
393,161	WEG SA	3,525,850
9,171	XP Inc., Class A Shares	124,175

	Total Brazil	23,321,012

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.7%
120,306	Antofagasta PLC	$2,607,450
1,063,451	Banco de Chile	121,514
2,057	Banco de Credito e Inversiones SA	58,723
2,141,522	Banco Santander Chile	102,150
33,447	Cencosud SA	70,487
32,401	Empresas CMPC SA	51,129
9,413	Empresas COPEC SA	58,554
473,707	Enel Americas SA	44,066
564,409	Enel Chile SA	31,100
23,830	Falabella SA*	80,842
5,222,651	Latam Airlines Group SA	72,481
12,297	Sociedad Quimica y Minera de Chile SA, ADR(b)	472,942

	Total Chile	3,771,438

China - 23.7%
9,300	360 Security Technology Inc., Class A Shares	17,227
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	9,115
20,000	AAC Technologies Holdings Inc.	90,125
3,600	Accelink Technologies Co., Ltd., Class A Shares	21,057
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	24,436
3,000	AECC Aviation Power Co., Ltd., Class A Shares	17,399
154,700	Agricultural Bank of China Ltd., Class A Shares	102,908
693,000	Agricultural Bank of China Ltd., Class H Shares(c)	348,445
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	24,312
13,600	Air China Ltd., Class A Shares*	15,586
15,000	Akeso Inc.*(a)	140,846
597,376	Alibaba Group Holding Ltd.	6,502,219
57,572	Alibaba Group Holding Ltd., ADR(b)	5,030,066
31,400	Aluminum Corp. of China Ltd., Class A Shares	32,824
102,000	Aluminum Corp. of China Ltd., Class H Shares(c)	61,574
351	Amlogic Shanghai Co., Ltd., Class A Shares*	3,354
2,500	Angel Yeast Co., Ltd., Class A Shares	11,928
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	21,707
398,337	Anhui Conch Cement Co., Ltd., Class H Shares(c)	1,058,310
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	26,403
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	53,307
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares	17,045
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	1,714
600	Anjoy Foods Group Co., Ltd., Class A Shares	7,328
33,600	ANTA Sports Products Ltd.	333,717
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	8,139
1,759	Autohome Inc., ADR	48,390
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	16,744
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	21,401
2,200	AVICOPTER PLC, Class A Shares	12,520
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	21,262
61,268	Baidu Inc., Class A Shares*	650,013
19,200	Bank of Beijing Co., Ltd., Class A Shares	15,230
16,600	Bank of Changsha Co., Ltd., Class A Shares	19,682
4,000	Bank of Chengdu Co., Ltd., Class A Shares	8,824
54,930	Bank of China Ltd., Class A Shares	38,084
1,881,000	Bank of China Ltd., Class H Shares(c)	880,580
54,100	Bank of Communications Co., Ltd., Class A Shares	54,920
229,000	Bank of Communications Co., Ltd., Class H Shares(c)	166,921
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	29,020

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	$44,597
16,600	Bank of Nanjing Co., Ltd., Class A Shares	24,280
8,290	Bank of Ningbo Co., Ltd., Class A Shares	28,419
29,640	Bank of Shanghai Co., Ltd., Class A Shares	33,677
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	27,728
687	Beijing Kingsoft Office Software Inc., Class A Shares	28,167
2,000	Beijing New Building Materials PLC, Class A Shares	7,917
543	Beijing Roborock Technology Co., Ltd., Class A Shares	16,150
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	17,490
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	14,702
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	12,315
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	62,778
6,207	Bilibili Inc., Class Z Shares*	119,610
68,500	BOE Technology Group Co., Ltd., Class A Shares	40,797
2,700	BYD Co., Ltd., Class A Shares	102,882
99,000	BYD Co., Ltd., Class H Shares(c)	3,254,236
22,500	BYD Electronic International Co., Ltd.	102,006
639	Cambricon Technologies Corp., Ltd., Class A Shares*	49,759
32,800	CGN Power Co., Ltd., Class A Shares	17,763
254,000	CGN Power Co., Ltd., Class H Shares(a)(c)	84,323
600	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	8,927
1,100	Changjiang Securities Co., Ltd., Class A Shares	1,067
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	19,786
237,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	151,157
43,000	China Coal Energy Co., Ltd., Class H Shares(c)	50,975
54,000	China Communications Services Corp., Ltd., Class H Shares(c)	28,634
21,100	China Construction Bank Corp., Class A Shares	23,310
5,890,224	China Construction Bank Corp., Class H Shares(c)	4,437,300
9,900	China CSSC Holdings Ltd., Class A Shares	48,478
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	15,404
47,400	China Energy Engineering Corp., Ltd., Class A Shares	15,379
91,612	China Everbright Bank Co., Ltd., Class A Shares	45,734
52,000	China Everbright Bank Co., Ltd., Class H Shares(c)	18,053
92,000	China Feihe Ltd.(a)	69,019
12,000	China Galaxy Securities Co., Ltd., Class A Shares	25,984
98,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	91,682
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	25,183
73,000	China Hongqiao Group Ltd.	106,741
4,600	China International Capital Corp., Ltd., Class A Shares	22,692
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	60,975
7,200	China Jushi Co., Ltd., Class A Shares	11,333
5,300	China Life Insurance Co., Ltd., Class A Shares	31,017
200,000	China Life Insurance Co., Ltd., Class H Shares(c)	387,866
8,800	China Literature Ltd.*(a)	32,714
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	67,278
89,000	China Mengniu Dairy Co., Ltd.	198,871
31,300	China Merchants Bank Co., Ltd., Class A Shares	157,818
1,029,391	China Merchants Bank Co., Ltd., Class H Shares(c)	4,716,674
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	14,880
9,230	China Merchants Securities Co., Ltd., Class A Shares	24,534
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	10,647
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	30,692
167,700	China Minsheng Banking Corp., Ltd., Class H Shares(c)	65,376
152,000	China National Building Material Co., Ltd., Class H Shares(c)	64,875

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
34,000	China National Nuclear Power Co., Ltd., Class A Shares	$44,406
2,470	China National Software & Service Co., Ltd., Class A Shares*	18,956
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	16,476
44,000	China Oilfield Services Ltd., Class H Shares(c)	38,674
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	58,959
69,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	223,887
43,800	China Petroleum & Chemical Corp., Class A Shares	38,582
668,000	China Petroleum & Chemical Corp., Class H Shares(c)	361,517
27,800	China Railway Group Ltd., Class A Shares	24,756
93,000	China Railway Group Ltd., Class H Shares(c)	45,738
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	20,150
4,498	China Resources Microelectronics Ltd., Class A Shares	31,449
14,000	China Resources Mixc Lifestyle Services Ltd.(a)	52,685
44,500	China Resources Pharmaceutical Group Ltd.(a)	30,021
3,720	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	23,244
13,299	China Shenhua Energy Co., Ltd., Class A Shares	73,679
90,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	376,882
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,084
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	47,737
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	26,272
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	24,509
1,256,000	China Tower Corp., Ltd., Class H Shares(a)(c)	164,794
40,000	China United Network Communications Ltd., Class A Shares	28,566
15,600	China Vanke Co., Ltd., Class A Shares*	18,631
43,500	China Vanke Co., Ltd., Class H Shares*(b)(c)	36,684
41,900	China Yangtze Power Co., Ltd., Class A Shares	158,193
52,390	China Zheshang Bank Co., Ltd., Class A Shares	21,051
1,800	Chongqing Brewery Co., Ltd., Class A Shares	15,476
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	30,993
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	21,798
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	12,252
152,000	CITIC Ltd.	171,767
17,365	CITIC Securities Co., Ltd., Class A Shares	74,105
47,925	CITIC Securities Co., Ltd., Class H Shares(c)	139,908
26,600	CMOC Group Ltd., Class A Shares	26,875
96,000	CMOC Group Ltd., Class H Shares(c)	71,469
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	10,123
16,100	CNPC Capital Co., Ltd., Class A Shares	16,684
83,980	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,048,800
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	9,200
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(c)	24,393
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	38,336
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(c)	113,995
51,400	CRRC Corp., Ltd., Class A Shares	56,548
109,000	CRRC Corp., Ltd., Class H Shares(c)	64,678
8,700	CSC Financial Co., Ltd., Class A Shares	32,913
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	11,391
229,120	CSPC Pharmaceutical Group Ltd.	148,033
21,700	Daqin Railway Co., Ltd., Class A Shares	20,436
360,000	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	778,136
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	16,864
600	Dongfang Electric Corp., Ltd., Class A Shares	1,263
27,025	East Money Information Co., Ltd., Class A Shares	102,759
780	Eastroc Beverage Group Co., Ltd., Class A Shares	23,106

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
900	Ecovacs Robotics Co., Ltd., Class A Shares	$6,414
21,000	ENN Energy Holdings Ltd.	142,564
313,843	ENN Natural Gas Co., Ltd., Class A Shares	796,122
2,000	Eoptolink Technology Inc. Ltd., Class A Shares	31,761
2,581	Eve Energy Co., Ltd., Class A Shares	17,451
7,300	Everbright Securities Co., Ltd., Class A Shares	19,945
4,000	Flat Glass Group Co., Ltd., Class A Shares	14,139
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	19,911
5,686	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	35,666
53,500	Fosun International Ltd.	29,024
17,700	Founder Securities Co., Ltd., Class A Shares	21,063
25,800	Foxconn Industrial Internet Co., Ltd., Class A Shares	79,603
141,000	Full Truck Alliance Co., Ltd., ADR	1,411,410
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	31,751
16,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	113,097
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	18,777
21,800	GD Power Development Co., Ltd., Class A Shares	13,775
15,100	GEM Co., Ltd., Class A Shares	14,541
26,000	Genscript Biotech Corp.*	36,534
9,000	GF Securities Co., Ltd., Class A Shares	20,538
6,800	Giant Biogene Holding Co. Ltd.(a)	43,810
924	Gigadevice Semiconductor Inc., Class A Shares*	11,007
4,300	GoerTek Inc., Class A Shares	15,171
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	4,176
1,595	Goneo Group Co., Ltd., Class A Shares	15,747
2,000	Gotion High-tech Co., Ltd., Class A Shares	6,434
4,100	Great Wall Motor Co., Ltd., Class A Shares	14,901
55,500	Great Wall Motor Co., Ltd., Class H Shares(c)	90,956
152,300	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	888,570
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	14,163
7,700	Guanghui Energy Co., Ltd., Class A Shares	7,682
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	18,494
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,448
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	14,014
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	11,043
3,800	Guolian Securities Co., Ltd., Class A Shares	6,461
9,400	Guosen Securities Co., Ltd., Class A Shares	14,986
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	43,388
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,949
17,139	H World Group Ltd., ADR	551,362
44,000	Haidilao International Holding Ltd.(a)	89,982
7,300	Haier Smart Home Co., Ltd., Class A Shares	28,671
67,800	Haier Smart Home Co., Ltd., Class H Shares(c)	226,658
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	17,043
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	15,538
16,000	Haitian International Holdings Ltd.	40,765
21,900	Haitong Securities Co., Ltd., Class A Shares	34,473
67,200	Haitong Securities Co., Ltd., Class H Shares(c)	60,854
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	11,960
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares*	10,342
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	3,595
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	70,102
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	3,593
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	17,981

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
303,500	Hengan International Group Co., Ltd.	$879,727
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	21,477
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	20,039
4,000	Hisense Home Appliances Group Co., Ltd., Class A Shares	15,028
5,000	Hisense Home Appliances Group Co., Ltd., Class H Shares(c)	14,120
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	32,758
14,100	HLA Group Corp., Ltd., Class A Shares	12,011
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	7,371
21,000	Hua Hong Semiconductor Ltd.(a)(b)	55,681
18,400	Huadian Power International Corp., Ltd., Class A Shares	13,426
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,149
15,100	Huafon Chemical Co., Ltd., Class A Shares(d)	17,376
3,500	Huagong Tech Co., Ltd., Class A Shares	17,332
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	15,121
2,260	Hualan Biological Engineering Inc., Class A Shares	5,283
22,500	Huaneng Power International Inc., Class A Shares	21,724
114,000	Huaneng Power International Inc., Class H Shares(c)	59,376
7,200	Huatai Securities Co., Ltd., Class A Shares	17,961
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(c)	63,026
30,500	Huaxia Bank Co., Ltd., Class A Shares	32,016
303,899	Huayu Automotive Systems Co., Ltd., Class A Shares	711,770
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	17,323
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	9,842
3,785	Hundsun Technologies Inc., Class A Shares	16,105
3,242	Hygon Information Technology Co., Ltd., Class A Shares	56,699
4,600	IEIT Systems Co., Ltd., Class A Shares	30,438
3,900	Iflytek Co., Ltd., Class A Shares	27,708
560	Imeik Technology Development Co., Ltd., Class A Shares	16,506
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	94,733
1,864,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,102,401
31,400	Industrial Bank Co., Ltd., Class A Shares	78,587
19,760	Industrial Securities Co., Ltd., Class A Shares	17,674
800	Ingenic Semiconductor Co., Ltd., Class A Shares	7,674
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	16,738
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	21,513
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	10,718
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	53,954
28,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	61,724
35,000	Innovent Biologics Inc.*(a)	174,709
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	19,436
4,116	JA Solar Technology Co., Ltd., Class A Shares	9,932
4,000	JCET Group Co., Ltd., Class A Shares	21,616
26,000	JD Health International Inc.*(a)	97,097
45,200	JD Logistics Inc.*(a)	82,341
86,923	JD.com Inc., ADR	3,249,182
83,506	JD.com Inc., Class A Shares	1,558,807
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	9,781
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	24,334
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	14,336
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	72,412
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	18,754
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	21,430
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	15,298
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	13,634

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
5,300	Jiangxi Copper Co., Ltd., Class A Shares	$15,482
29,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	46,556
9,597	Jinko Solar Co., Ltd., Class A Shares	11,667
2,747	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	2,046
1,217	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(e)#	2
7,023	Kanzhun Ltd., ADR	94,811
102,255	KE Holdings Inc., ADR	1,927,507
89,000	Kingdee International Software Group Co., Ltd.*	103,138
22,400	Kingsoft Corp., Ltd.	92,489
65,000	Kuaishou Technology, Class B Shares*(a)	412,054
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares	17,743
2,800	Kunlun Tech Co., Ltd., Class A Shares	17,903
1,988	Kweichow Moutai Co., Ltd., Class A Shares	421,294
6,600	LB Group Co., Ltd., Class A Shares	16,322
1,370,000	Lenovo Group Ltd.	1,609,592
9,000	Lens Technology Co., Ltd., Class A Shares	25,835
32,706	Li Auto Inc., Class A Shares*	386,694
56,000	Li Ning Co., Ltd.	116,378
70,500	Liaoning Port Co., Ltd., Class A Shares	15,432
14,500	Lingyi iTech Guangdong Co., Class A Shares	17,290
51,500	Longfor Group Holdings Ltd.(a)	72,639
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	23,296
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	59,231
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	38,645
3,400	Mango Excellent Media Co., Ltd., Class A Shares	13,611
864	Maxscend Microelectronics Co., Ltd., Class A Shares	11,135
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	16,718
396,443	Meituan, Class B Shares*(a)	8,355,369
36,900	Metallurgical Corp. of China Ltd., Class A Shares	17,119
9,400	Midea Group Co., Ltd.*	83,853
113,500	Midea Group Co., Ltd., Class A Shares	1,103,943
8,716	MINISO Group Holding Ltd.	43,703
44,000	MINISO Group Holding Ltd., ADR(b)	880,440
856,800	Minth Group Ltd.*	1,464,719
1,749	Montage Technology Co., Ltd., Class A Shares	16,357
10,086	Muyuan Foods Co., Ltd., Class A Shares*	56,895
10,195	NARI Technology Co., Ltd., Class A Shares	34,792
5,493	National Silicon Industry Group Co., Ltd., Class A Shares	16,423
800	NAURA Technology Group Co., Ltd., Class A Shares	46,114
91,825	NetEase Inc.	1,599,815
17,880	NetEase Inc., ADR	1,564,142
5,400	New China Life Insurance Co., Ltd., Class A Shares	35,642
21,000	New China Life Insurance Co., Ltd., Class H Shares(c)	64,037
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,449
40,810	New Oriental Education & Technology Group Inc.	238,893
3,400	Ninestar Corp., Class A Shares*	12,609
2,492	Ningbo Deye Technology Co., Ltd., Class A Shares	29,793
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	16,749
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	19,292
1,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	8,408
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	22,852
36,543	NIO Inc., Class A Shares*(b)	164,710
50,400	Nongfu Spring Co., Ltd., Class H Shares(a)(b)(c)	218,775
9,000	OFILM Group Co., Ltd., Class A Shares*	16,662

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
1,000	Oppein Home Group Inc., Class A Shares	$9,988
14,464	Orient Securities Co., Ltd., Class A Shares	21,917
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	24,938
243,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(c)	115,732
21,700	PetroChina Co., Ltd., Class A Shares	24,204
562,000	PetroChina Co., Ltd., Class H Shares(c)	402,769
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	7,730
190,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	291,728
586,880	Ping An Bank Co., Ltd., Class A Shares	927,045
15,500	Ping An Insurance Group Co. of China Ltd., Class A Shares	114,779
906,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	5,273,978
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	25,576
13,600	Pop Mart International Group Ltd.(a)	158,348
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	33,265
183,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	105,296
22,300	Power Construction Corp. of China Ltd., Class A Shares	17,216
102,300	Proya Cosmetics Co., Ltd., Class A Shares	1,305,299
3,157	Qifu Technology Inc., ADR	120,313
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	20,541
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	18,448
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	15,677
11,800	SAIC Motor Corp., Ltd., Class A Shares	28,738
9,500	Sailun Group Co., Ltd., Class A Shares	19,424
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	10,924
9,400	Sany Heavy Industry Co., Ltd., Class A Shares	22,782
7,247	Satellite Chemical Co., Ltd., Class A Shares	18,049
20,600	SDIC Capital Co., Ltd., Class A Shares	22,087
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	31,006
2,700	Seres Group Co., Ltd., Class A Shares*	45,579
7,700	SF Holding Co., Ltd., Class A Shares	43,932
975	SG Micro Corp., Class A Shares	11,890
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	54,077
10,950	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	11,324
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	18,599
15,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	27,366
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	6,883
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	8,267
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,838
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	36,107
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	7,711
19,197	Shanghai Baosight Software Co., Ltd., Class B Shares	31,952
637	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	15,922
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	27,877
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	14,778
2,000	Shanghai International Airport Co., Ltd., Class A Shares	9,671
2,200	Shanghai M&G Stationery Inc., Class A Shares	10,161
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	8,135
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	28,065
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	52,716
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	14,117
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	16,463
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	22,580
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	27,259
7,100	Shanjin International Gold Co., Ltd., Class A Shares	15,968

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	$6,890
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	15,053
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	60,718
18,000	Shenergy Co., Ltd., Class A Shares	20,438
4,400	Shengyi Technology Co., Ltd., Class A Shares	12,866
1,260	Shennan Circuits Co., Ltd., Class A Shares	17,293
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	36,253
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,543
288,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,421,310
20,900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	755,275
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	17,205
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	17,885
72,600	Shenzhou International Group Holdings Ltd.	557,916
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	11,090
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	27,279
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	19,922
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	18,448
2,300	Sieyuan Electric Co., Ltd., Class A Shares	24,766
9,000	Silergy Corp.	116,897
621,772	Sinopharm Group Co., Ltd., Class H Shares(c)	1,644,864
16,500	Sinotruk Hong Kong Ltd.	45,687
55,000	Smoore International Holdings Ltd.(a)	81,379
2,000	Spring Airlines Co., Ltd., Class A Shares	15,789
66,240	Sungrow Power Supply Co., Ltd., Class A Shares	747,450
20,200	Sunny Optical Technology Group Co., Ltd.	166,361
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	8,901
1,653	SUPCON Technology Co., Ltd., Class A Shares	11,122
5,100	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	18,165
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	8,773
1,400	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	20,104
10,909	TAL Education Group, ADR*	108,326
8,060	TBEA Co., Ltd., Class A Shares	15,198
20,020	TCL Technology Group Corp., Class A Shares	12,979
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	7,118
446,931	Tencent Holdings Ltd.	22,987,359
20,364	Tencent Music Entertainment Group, ADR	232,353
1,094,000	Tingyi Cayman Islands Holding Corp.	1,372,217
31,600	Tongcheng Travel Holdings Ltd.	77,158
5,900	Tongkun Group Co., Ltd., Class A Shares	9,457
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	14,612
10,300	Tongwei Co., Ltd., Class A Shares	39,195
25,000	TravelSky Technology Ltd., Class H Shares(c)	34,319
15,314	Trip.com Group Ltd.*	996,489
48,126	Trip.com Group Ltd., ADR*	3,111,346
300	Tsingtao Brewery Co., Ltd., Class A Shares	3,044
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	112,821
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	8,962
8,160	Unisplendour Corp., Ltd., Class A Shares	28,686
3,400	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	19,227
9,043	Vipshop Holdings Ltd., ADR	124,884
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	48,429
12,400	Weichai Power Co., Ltd., Class A Shares	23,095
702,200	Weichai Power Co., Ltd., Class H Shares(c)	968,474
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	14,597

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	$18,384
8,300	Western Mining Co., Ltd., Class A Shares	19,394
11,400	Western Securities Co., Ltd., Class A Shares	14,285
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	15,051
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	22,148
1,600	Wingtech Technology Co., Ltd., Class A Shares	9,032
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,237
6,600	Wuliangye Yibin Co., Ltd., Class A Shares	134,732
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	32,441
3,864	WuXi AppTec Co., Ltd., Class A Shares	26,842
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	52,981
98,000	Wuxi Biologics Cayman Inc.*(a)	186,999
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	24,697
405,600	Xiaomi Corp., Class B Shares*(a)	1,454,013
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	11,110
112,000	Xinyi Solar Holdings Ltd.	50,735
34,122	XPeng Inc., Class A Shares*	206,508
28,000	Yadea Group Holdings Ltd.(a)	44,344
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	21,604
76,700	Yankuang Energy Group Co., Ltd., Class H Shares(c)	88,197
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	18,069
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	7,720
133,628	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	434,406
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	8,490
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	9,771
8,200	YTO Express Group Co., Ltd., Class A Shares	16,421
9,902	Yum China Holdings Inc.	460,938
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	14,951
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	39,692
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	6,724
6,100	Yutong Bus Co., Ltd., Class A Shares	18,542
4,000	Zangge Mining Co., Ltd., Class A Shares	15,940
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	25,883
36,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	53,166
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	6,619
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	14,488
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	10,953
27,680	Zhejiang Expressway Co., Ltd., Class H Shares(c)	18,484
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	9,676
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	9,171
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	18,307
10,982	Zhejiang Leapmotor Technology Co., Ltd.*(a)	40,692
7,200	Zhejiang NHU Co., Ltd., Class A Shares	21,697
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	17,679
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	19,117
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	17,767
7,900	Zheshang Securities Co., Ltd., Class A Shares	13,920
1,820	Zhongji Innolight Co., Ltd., Class A Shares	32,164
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	20,122
17,500	Zhongsheng Group Holdings Ltd.	34,494
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,222
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	25,167
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	40,297
33,400	Zijin Mining Group Co., Ltd., Class A Shares	72,725

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.7% - (continued)
152,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	$291,177
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	12,790
3,100	ZTE Corp., Class A Shares	13,388
18,000	ZTE Corp., Class H Shares(c)	43,868
11,205	ZTO Express Cayman Inc.	213,030

	Total China	126,003,376

Colombia - 0.0%@
6,956	Bancolombia SA	60,529
12,422	Interconexion Electrica SA ESP	47,069

	Total Colombia	107,598

Cyprus - 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(e)#	–

Czech Republic - 0.1%
4,270	CEZ AS	171,841
2,012	Komercni Banka AS	68,656
10,147	Moneta Money Bank AS(a)	52,415

	Total Czech Republic	292,912

Egypt - 0.3%
1,103,068	Cleopatra Hospital*	171,499
55,480	Commercial International Bank - Egypt (CIB)	91,069
798,170	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	1,219,034
30,598	Eastern Co. SAE	16,740

	Total Egypt	1,498,342

Germany - 0.2%
20,000	Delivery Hero SE, Class A Shares*(a)	818,698

Greece - 0.8%
75,290	Alpha Services & Holdings SA	116,459
380,102	Eurobank Ergasias Services & Holdings SA	804,056
1,594	FF Group*(e)#	–
4,184	Hellenic Telecommunications Organization SA	66,031
2,718	JUMBO SA	71,016
21,111	Metlen Energy & Metals SA	693,812
143,639	National Bank of Greece SA	1,011,478
41,917	OPAP SA	687,731
224,614	Piraeus Financial Holdings SA	823,970
5,371	Public Power Corp. SA	65,085

	Total Greece	4,339,638

Hong Kong - 1.5%
364,800	AIA Group Ltd.	2,744,627
164,000	Alibaba Health Information Technology Ltd.*	79,259
60,900	ASMPT Ltd.	606,668
11,000	Beijing Enterprises Holdings Ltd.	35,010
78,000	Beijing Enterprises Water Group Ltd.	21,349
110,000	Bosideng International Holdings Ltd.	57,943
15,000	C&D International Investment Group Ltd.	24,821
1,200,000	China Education Group Holdings Ltd.	548,168
64,800	China Gas Holdings Ltd.	53,692
753,000	China Medical System Holdings Ltd.	758,868
29,538	China Merchants Port Holdings Co., Ltd.	46,738
95,500	China Overseas Land & Investment Ltd.	167,747
131,000	China Power International Development Ltd.	49,889
40,000	China Resources Beer Holdings Co., Ltd.	135,687
21,600	China Resources Gas Group Ltd.	77,315
87,000	China Resources Land Ltd.	262,504

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 1.5% - (continued)
54,000	China Resources Power Holdings Co., Ltd.	$123,509
128,000	China Ruyi Holdings Ltd.*(b)	33,752
58,000	China State Construction International Holdings Ltd.	80,820
35,800	China Taiping Insurance Holdings Co., Ltd.	57,961
51,000	Chow Tai Fook Jewellery Group Ltd.	47,636
50,000	Far East Horizon Ltd.	34,032
165,000	Galaxy Entertainment Group Ltd.	741,555
531,000	GCL Technology Holdings Ltd.*	100,808
163,000	Geely Automobile Holdings Ltd.	296,495
60,000	Guangdong Investment Ltd.	37,659
92,000	Kunlun Energy Co., Ltd.	87,689
3,000	Orient Overseas International Ltd.	38,730
297,750	Sino Biopharmaceutical Ltd.	126,021
1,150,000	Want Want China Holdings Ltd.	650,032

	Total Hong Kong	8,126,984

Hungary - 0.8%
128,629	MOL Hungarian Oil & Gas PLC	881,863
62,227	OTP Bank Nyrt	3,371,816
3,969	Richter Gedeon Nyrt	105,711

	Total Hungary	4,359,390

India - 17.5%
1,327	ABB India Ltd.	116,222
4,372	Adani Enterprises Ltd.	127,105
5,449	Adani Green Energy Ltd.*	85,060
14,607	Adani Ports & Special Economic Zone Ltd.	205,221
19,316	Adani Power Ltd.*	126,454
764	Alkem Laboratories Ltd.	51,019
14,916	Ambuja Cements Ltd.	93,843
4,996	APL Apollo Tubes Ltd.	89,241
30,472	Apollo Hospitals Enterprise Ltd.	2,469,170
39,500	Ashok Leyland Ltd.	108,323
10,147	Asian Paints Ltd.	297,240
3,407	Astral Ltd.	72,396
10,537	AU Small Finance Bank Ltd.(a)	72,856
6,343	Aurobindo Pharma Ltd.	94,447
4,548	Avenue Supermarts Ltd.*(a)	199,416
114,437	Axis Bank Ltd.	1,540,275
1,870	Bajaj Auto Ltd.	199,600
7,477	Bajaj Finance Ltd.	580,700
9,766	Bajaj Finserv Ltd.	182,158
806	Bajaj Holdings & Investment Ltd.	100,350
2,232	Balkrishna Industries Ltd.	73,380
28,101	Bank of Baroda	81,888
96,720	Bharat Electronics Ltd.	352,336
7,210	Bharat Forge Ltd.	113,473
26,158	Bharat Heavy Electricals Ltd.	77,722
41,676	Bharat Petroleum Corp., Ltd.	145,020
67,790	Bharti Airtel Ltd.	1,310,678
198	Bosch Ltd.	81,604
2,742	Britannia Industries Ltd.	160,061
1,120	BSE Ltd.	62,159
47,609	Canara Bank	57,487
18,240	CG Power & Industrial Solutions Ltd.	158,207
82,396	Cholamandalam Investment & Finance Co., Ltd.	1,205,334

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 17.5% - (continued)
14,325	Cipla Ltd.	$259,536
48,921	Coal India Ltd.	241,194
4,130	Colgate-Palmolive India Ltd.	141,081
6,095	Container Corp. Of India Ltd.	59,527
3,608	Cummins India Ltd.	148,416
16,912	Dabur India Ltd.	105,142
91,447	Delhivery Ltd.*	364,189
3,172	Divi’s Laboratories Ltd.	232,057
875	Dixon Technologies India Ltd.	163,758
20,976	DLF Ltd.	204,189
16,051	Dr Reddy’s Laboratories Ltd.	228,297
3,549	Eicher Motors Ltd.	202,604
61,646	GAIL India Ltd.	145,488
94,009	GMR Airports Infrastructure Ltd.*	92,499
10,532	Godrej Consumer Products Ltd.	155,179
3,891	Godrej Properties Ltd.*	129,145
6,595	Grasim Industries Ltd.	204,047
6,625	Havells India Ltd.	135,063
25,185	HCL Technologies Ltd.	550,955
2,494	HDFC Asset Management Co., Ltd.(a)	124,361
203,413	HDFC Bank Ltd.	4,310,559
132,871	HDFC Bank Ltd., ADR	8,870,468
24,643	HDFC Life Insurance Co., Ltd.(a)	191,733
3,072	Hero MotoCorp Ltd.	172,777
36,234	Hindalco Industries Ltd.	281,829
5,202	Hindustan Aeronautics Ltd.	274,563
25,257	Hindustan Petroleum Corp., Ltd.	114,929
21,760	Hindustan Unilever Ltd.	641,543
137,980	ICICI Bank Ltd.	2,119,486
192,792	ICICI Bank Ltd., ADR	5,889,796
5,885	ICICI Lombard General Insurance Co., Ltd.(a)	129,976
7,139	ICICI Prudential Life Insurance Co., Ltd.(a)	59,186
119,973	IDFC First Bank Ltd.*	90,873
23,869	Indian Hotels Co., Ltd. (The), Class A Shares	224,444
75,308	Indian Oil Corp., Ltd.	123,673
7,982	Indian Railway Catering & Tourism Corp., Ltd.	77,046
478,409	Indus Towers Ltd.*	1,976,788
7,972	IndusInd Bank Ltd.	93,848
1,690	Info Edge India Ltd.	165,405
87,895	Infosys Ltd.	1,934,845
4,751	InterGlobe Aviation Ltd.*(a)	247,286
79,430	ITC Ltd.	448,240
8,783	Jindal Stainless Ltd.	70,582
11,170	Jindal Steel & Power Ltd.	119,873
362,575	Jio Financial Services Ltd.*	1,402,975
8,072	JSW Energy Ltd.	62,565
15,309	JSW Steel Ltd.	174,854
9,086	Jubilant Foodworks Ltd.	69,163
7,411	Kalyan Jewellers India Ltd.	63,217
13,100	KEI Industries Ltd.	666,456
145,257	Kotak Mahindra Bank Ltd.	3,024,147
17,828	Larsen & Toubro Ltd.	783,415
2,225	LTIMindtree Ltd.(a)	162,928
6,483	Lupin Ltd.	157,470

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 17.5% - (continued)
8,287	Macrotech Developers Ltd.(a)	$122,233
24,678	Mahindra & Mahindra Ltd.	868,828
11,271	MakeMyTrip Ltd.*	1,293,235
2,757	Mankind Pharma Ltd.*	83,580
11,927	Marico Ltd.	90,624
23,383	Maruti Suzuki India Ltd.	3,066,547
20,361	Max Healthcare Institute Ltd.	235,195
2,434	Mphasis Ltd.	85,684
71	MRF Ltd.	105,020
3,203	Muthoot Finance Ltd.	72,718
8,929	Nestle India Ltd.	236,393
103,946	NHPC Ltd.	100,505
25,684	NMDC Ltd.	69,971
115,461	NTPC Ltd.	495,836
60,435	Oberoi Realty Ltd.	1,431,467
84,277	Oil & Natural Gas Corp., Ltd.	256,337
13,625	Oil India Ltd.	78,973
553	Oracle Financial Services Software Ltd.	76,606
147	Page Industries Ltd.	77,560
8,084	PB Fintech Ltd.*	179,815
2,863	Persistent Systems Ltd.	200,169
17,509	Petronet LNG Ltd.	69,883
110,034	Phoenix Mills Ltd. (The)	2,157,255
2,152	PI Industries Ltd.	103,631
3,821	Pidilite Industries Ltd.	138,762
1,425	Polycab India Ltd.	123,390
42,380	Power Finance Corp., Ltd.	246,714
127,537	Power Grid Corp. of India Ltd.	496,723
4,411	Prestige Estates Projects Ltd.	86,072
76,677	Punjab National Bank	95,138
12,011	Rail Vikas Nigam Ltd.	62,267
37,082	REC Ltd.	232,697
668,423	Reliance Industries Ltd.	10,211,528
67,114	Samvardhana Motherson International Ltd.	130,021
10,224	SBI Cards & Payment Services Ltd.	84,635
11,477	SBI Life Insurance Co., Ltd.(a)	194,239
207	Shree Cement Ltd.	63,592
7,055	Shriram Finance Ltd.	251,841
2,332	Siemens Ltd.	208,719
790	Solar Industries India Ltd.	99,398
10,219	Sona Blw Precision Forgings Ltd.(a)	81,323
3,892	SRF Ltd.	104,787
47,230	State Bank of India	468,299
173,000	Sterling & Wilson Renewable*	997,020
26,033	Sun Pharmaceutical Industries Ltd.	550,151
1,693	Sundaram Finance Ltd.	79,304
1,866	Supreme Industries Ltd.	101,707
254,318	Suzlon Energy Ltd.*	191,397
3,941	Tata Communications Ltd.	81,884
88,893	Tata Consultancy Services Ltd.	4,486,378
16,854	Tata Consumer Products Ltd.	191,124
865	Tata Elxsi Ltd.	68,134
53,569	Tata Motors Ltd.	499,649
44,189	Tata Power Co., Ltd. (The)	216,698

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 17.5% - (continued)
198,194	Tata Steel Ltd.	$339,053
14,873	Tech Mahindra Ltd.	301,831
1,209	Thermax Ltd.	65,418
108,330	Titan Co., Ltd.	4,152,315
2,960	Torrent Pharmaceuticals Ltd.	116,589
4,292	Torrent Power Ltd.	76,553
4,949	Trent Ltd.	397,611
3,306	Tube Investments of India Ltd.	139,894
5,948	TVS Motor Co., Ltd.	171,254
21,493	UltraTech Cement Ltd.	2,846,136
37,122	Union Bank of India Ltd.	53,376
7,698	United Spirits Ltd.	139,494
143,258	UPL Ltd.	922,357
28,467	Varun Beverages Ltd.	210,189
37,523	Vedanta Ltd.	200,853
683,511	Vodafone Idea Ltd.*	67,445
2,725	Voltas Ltd.	53,237
36,281	Wipro Ltd.	248,793
394,970	Yes Bank Ltd.*	93,343
175,323	Zomato Ltd.*	581,138

	Total India	93,352,645

Indonesia - 2.1%
401,700	Alamtri Resources Indonesia Tbk PT	52,813
170,900	Amman Mineral Internasional PT*	97,134
3,551,900	Astra International Tbk PT	1,144,071
1,467,900	Bank Central Asia Tbk PT	927,047
3,454,648	Bank Mandiri Persero Tbk PT	1,341,854
4,759,100	Bank Negara Indonesia Persero Tbk PT	1,496,764
12,310,324	Bank Rakyat Indonesia Persero Tbk PT	3,303,611
560,447	Barito Pacific Tbk PT	30,278
177,900	Chandra Asri Pacific Tbk PT	78,048
243,100	Charoen Pokphand Indonesia Tbk PT	71,688
22,997,800	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	103,185
53,100	Indah Kiat Pulp & Paper Tbk PT	24,320
74,900	Indofood CBP Sukses Makmur Tbk PT	56,287
106,100	Indofood Sukses Makmur Tbk PT	50,559
492,600	Kalbe Farma Tbk PT	46,636
255,049	Merdeka Copper Gold Tbk PT*	29,777
448,700	Sumber Alfaria Trijaya Tbk PT	80,735
1,240,287	Telkom Indonesia Persero Tbk PT	212,383
67,320	Telkom Indonesia Persero Tbk PT, ADR	1,149,826
188,500	Unilever Indonesia Tbk PT	22,179
441,100	United Tractors Tbk PT	745,706

	Total Indonesia	11,064,901

Ireland - 0.6%
31,074	PDD Holdings Inc., ADR*	3,000,505

Kazakhstan - 0.5%
24,000	Kaspi.KZ JSC, ADR	2,656,367

Kuwait - 0.3%
43,785	Boubyan Bank KSCP	77,965
48,681	Gulf Bank KSCP	50,545
270,974	Kuwait Finance House KSCP	651,365
21,255	Mabanee Co., KPSC	56,649
47,340	Mobile Telecommunications Co., KSCP	71,049

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Kuwait - 0.3% - (continued)
211,258	National Bank of Kuwait SAKP	$598,297

	Total Kuwait	1,505,870

Luxembourg - 0.1%
3,221	Reinet Investments SCA	85,782
19,547	Ternium SA, ADR	648,374

	Total Luxembourg	734,156

Malaysia - 0.6%
66,500	AMMB Holdings Bhd	80,672
59,300	Axiata Group Bhd	31,244
84,300	CELCOMDIGI BHD	67,945
182,807	CIMB Group Holdings Bhd	339,805
43,400	Gamuda Bhd	87,011
47,100	Genting Bhd	39,645
85,100	Genting Malaysia Bhd	41,398
15,800	Hong Leong Bank Bhd	73,580
64,800	IHH Healthcare Bhd	106,100
80,700	Inari Amertron Bhd	50,232
56,900	IOI Corp. Bhd	48,764
11,400	Kuala Lumpur Kepong Bhd	53,533
147,409	Malayan Banking Bhd	338,349
25,900	Malaysia Airports Holdings Bhd	61,772
57,900	Maxis Bhd	45,230
66,300	MISC Bhd	108,214
103,300	MR DIY Group M Bhd(a)	42,118
3,100	Nestle Malaysia Bhd	67,521
72,100	Petronas Chemicals Group Bhd	75,651
8,600	Petronas Dagangan Bhd	37,932
18,400	Petronas Gas Bhd	73,879
18,200	PPB Group Bhd	53,765
94,700	Press Metal Aluminium Holdings Bhd	98,846
364,500	Public Bank Bhd	366,805
47,250	QL Resources Bhd	51,797
38,400	RHB Bank Bhd	58,410
56,800	SD Guthrie Bhd	61,653
77,600	Sime Darby Bhd	39,839
58,300	Sunway Bhd	63,699
31,400	Telekom Malaysia Bhd	44,893
68,000	Tenaga Nasional Bhd	209,104
82,800	YTL Corp. Bhd	38,856
61,300	YTL Power International Bhd	47,042

	Total Malaysia	3,005,304

Mexico - 2.4%
109,459	Alfa SAB de CV, Class A Shares	82,969
50,469	America Movil SAB de CV, ADR	748,455
489,407	America Movil SAB de CV, Series B	363,972
13,660	Arca Continental SAB de CV	115,969
21,000	BBB Foods Inc., Class A Shares*	592,620
171,703	Cemex SAB de CV, ADR	956,386
12,194	Coca-Cola Femsa SAB de CV	97,490
75,717	Fibra Uno Administracion SA de CV, REIT	78,775
46,310	Fomento Economico Mexicano SAB de CV	407,423
4,494	Gruma SAB de CV, Class B Shares	76,855
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	60,013
4,741	Grupo Aeroportuario del Pacifico SAB de CV, ADR	891,213

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 2.4% - (continued)
9,814	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	$182,341
4,394	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	111,790
34,834	Grupo Bimbo SAB de CV, Series A	102,405
14,463	Grupo Carso SAB de CV, Series A1	86,648
10,056	Grupo Comercial Chedraui SA de CV	65,325
451,643	Grupo Financiero Banorte SAB de CV, Class O Shares	2,978,463
45,899	Grupo Financiero Inbursa SAB de CV, Class O Shares*	108,807
204,736	Grupo México SAB de CV, Series B	997,423
5,497	Industrias Peñoles SAB de CV*	79,779
509,257	Kimberly-Clark de México SAB de CV, Class A Shares	682,926
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	19,461
28,252	Prologis Property Mexico SA de CV, REIT	84,643
5,386	Promotora y Operadora de Infraestructura SAB de CV	51,297
151,000	Regional SAB de CV	842,054
652,693	Wal-Mart de Mexico SAB de CV	1,734,150

	Total Mexico	12,599,652

Netherlands - 0.8%
5,930	Nebius Group NV, Class A Shares*(e)	130,401
14,066	NEPI Rockcastle NV*	109,311
99,000	Prosus NV*	4,032,208

	Total Netherlands	4,271,920

Peru - 0.3%
4,250	Cia de Minas Buenaventura SAA, ADR	51,425
7,307	Credicorp Ltd.	1,355,229

	Total Peru	1,406,654

Philippines - 0.9%
7,250	Ayala Corp.	75,731
939,160	Ayala Land Inc.	458,320
42,256	Bank of the Philippine Islands	92,676
59,363	BDO Unibank Inc.	156,593
6,455,900	Bloomberry Resorts Corp.*	603,649
467,680	International Container Terminal Services Inc.	2,951,086
63,856	JG Summit Holdings Inc.	24,049
9,430	Jollibee Foods Corp.	41,460
9,080	Manila Electric Co.	74,134
38,866	Metropolitan Bank & Trust Co.	50,577
2,295	PLDT Inc.	50,776
250,990	Robinsons Retail Holdings Inc.	153,238
6,120	SM Investments Corp.	91,430
259,400	SM Prime Holdings Inc.	116,959
22,540	Universal Robina Corp.	30,358

	Total Philippines	4,971,036

Poland - 0.8%
2,436	Alior Bank SA	54,819
16,220	Allegro.eu SA*(a)	115,129
4,862	Bank Polska Kasa Opieki SA	162,385
294	Budimex SA	34,129
1,723	CD Projekt SA	71,012
1,507	Dino Polska SA*(a)	143,558
77,500	InPost SA*	1,356,697
4,925	KGHM Polska Miedz SA	154,482
30	LPP SA	115,691
371	mBank SA*	48,410
15,360	ORLEN SA	192,982

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 0.8% - (continued)
18,281	PGE Polska Grupa Energetyczna SA*	$30,322
121,550	Powszechna Kasa Oszczednosci Bank Polski SA	1,671,301
15,995	Powszechny Zaklad Ubezpieczen SA	174,119
1,070	Santander Bank Polska SA	115,169

	Total Poland	4,440,205

Qatar - 0.3%
58,133	Barwa Real Estate Co.	44,162
87,760	Commercial Bank PSQC (The)	101,130
50,646	Dukhan Bank	49,322
37,874	Industries Qatar QSC	134,868
149,110	Masraf Al Rayan QSC	98,428
113,710	Mesaieed Petrochemical Holding Co.	47,808
19,838	Ooredoo QPSC	64,429
9,328	Qatar Electricity & Water Co. QSC	40,577
16,292	Qatar Fuel QSC	66,190
82,215	Qatar Gas Transport Co., Ltd.	94,097
35,539	Qatar International Islamic Bank QSC	103,446
44,377	Qatar Islamic Bank QPSC	254,683
121,584	Qatar National Bank QPSC	570,037

	Total Qatar	1,669,177

Russia - 0.0%@
64,081	Alrosa PJSC(e)#	641
502,100	Detsky Mir PJSC, (Cost - $786,566, acquired 10/15/20)*(a)(e)(f)#	5,021
24,130	Mobile TeleSystems PJSC(e)#	241
135,663	Mobile TeleSystems PJSC, ADR*(e)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC(e)#	391
1,593	Ozon Holdings PLC, ADR*(e)#	–
19	PhosAgro PJSC, Class Registered Shares, GDR*(e)#	–
869	Polyus PJSC*(e)#	9
28,885	Rosneft Oil Co. PJSC(e)#	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/3/16)(e)(f)#	8,914
5,523	Severstal PAO(e)#	55
88,972	United Co. RUSAL International PJSC*(e)#	8
2,330	VK IPJSC, GDR*(e)#	–
12,017	VTB Bank PJSC(e)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(e)#	–

	Total Russia	16,928

Saudi Arabia - 2.4%
3,976	ACWA Power Co.	385,391
8,788	Ades Holding Co.	41,929
3,528	Advanced Petrochemical Co.*	31,745
207,736	Al Rajhi Bank	5,041,553
870	Al Rajhi Co. for Cooperative Insurance*	38,215
32,602	Alinma Bank	238,837
7,258	Almarai Co. JSC	107,973
25,374	Arab National Bank	128,754
773	Arabian Internet & Communications Services Co.	56,095
15,611	Bank AlBilad	145,740
14,923	Bank Al-Jazira*	63,098
15,203	Banque Saudi Fransi	124,201
2,413	Bupa Arabia for Cooperative Insurance Co.	118,762
1,876	Co. for Cooperative Insurance (The)	65,996
891	Dallah Healthcare Co.	36,004
15,526	Dar Al Arkan Real Estate Development Co.*	65,323

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.4% - (continued)
14,407	Dr Sulaiman Al Habib Medical Services Group Co.	$1,014,077
610	Elm Co.	175,955
8,864	Etihad Etisalat Co.	130,215
15,972	Jarir Marketing Co.	53,815
13,687	Mobile Telecommunications Co.	37,509
3,443	Mouwasat Medical Services Co.	83,455
1,521	Nahdi Medical Co.	47,491
1,801	Power & Water Utility Co. for Jubail & Yanbu	27,031
40,204	Riyad Bank	281,296
6,142	SABIC Agri-Nutrients Co.	181,287
8,982	Sahara International Petrochemical Co.	57,682
502	SAL Saudi Logistics Services	34,153
34,397	Saudi Arabian Mining Co.*	474,177
148,962	Saudi Arabian Oil Co.(a)	1,089,145
1,248	Saudi Aramco Base Oil Co.	36,410
27,231	Saudi Awwal Bank	224,774
24,274	Saudi Basic Industries Corp.	442,621
19,795	Saudi Electricity Co.	87,673
8,724	Saudi Industrial Investment Group	39,940
13,037	Saudi Investment Bank (The)	48,285
15,381	Saudi Kayan Petrochemical Co.*	28,479
77,795	Saudi National Bank (The)	672,657
874	Saudi Research & Media Group*	60,020
1,126	Saudi Tadawul Group Holding Co.	64,722
52,921	Saudi Telecom Co.	560,892
15,287	Savola Group (The)*	97,785
6,510	Yanbu National Petrochemical Co.	64,400

	Total Saudi Arabia	12,805,562

Singapore - 0.0%@
4,800	BOC Aviation Ltd.(a)	37,135

South Africa - 3.0%
21,936	Absa Group Ltd.	209,949
1,850	Anglo American Platinum Ltd.	61,000
10,171	Aspen Pharmacare Holdings Ltd.	93,973
8,399	Bid Corp., Ltd.	206,429
84,954	Bidvest Group Ltd.	1,302,384
19,762	Capitec Bank Holdings Ltd.	3,576,013
6,455	Clicks Group Ltd.	141,352
15,366	Discovery Ltd.	164,431
7,197	Exxaro Resources Ltd.	67,022
136,447	FirstRand Ltd.	582,752
24,317	Gold Fields Ltd.	349,118
14,566	Harmony Gold Mining Co., Ltd.	133,944
26,021	Impala Platinum Holdings Ltd.*	147,395
1,524	Kumba Iron Ore Ltd.	28,150
901,812	Life Healthcare Group Holdings Ltd.	834,051
48,230	MTN Group Ltd.	216,372
4,482	Naspers Ltd., Class N Shares	1,017,188
109,216	Nedbank Group Ltd.	1,751,212
109,313	Old Mutual Ltd.	77,024
23,929	OUTsurance Group Ltd.	85,898
58,129	Pepkor Holdings Ltd.(a)	86,326
11,851	Remgro Ltd.	99,156
294,513	Sanlam Ltd.	1,440,929

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 3.0% - (continued)
17,899	Sasol Ltd.	$88,163
13,828	Shoprite Holdings Ltd.	226,930
63,957	Sibanye Stillwater Ltd.*	64,438
138,467	Standard Bank Group Ltd.	1,820,678
188,313	Vodacom Group Ltd.(b)	1,059,160
22,047	Woolworths Holdings Ltd.	76,967

	Total South Africa	16,008,404

South Korea - 8.9%
1,078	Alteogen Inc.*	219,777
680	Amorepacific Corp.	50,842
4,020	Celltrion Inc.	539,545
255	CJ CheilJedang Corp.	48,227
16,232	Coway Co., Ltd.	767,755
1,093	DB Insurance Co., Ltd.	85,677
1,233	Doosan Bobcat Inc.	34,401
12,898	Doosan Enerbility Co., Ltd.*	196,250
1,334	Ecopro BM Co., Ltd.*	129,841
2,500	Ecopro Co., Ltd.*	136,994
210	Ecopro Materials Co., Ltd.*	12,869
293	Enchem Co., Ltd.*(d)	26,890
1,242	GS Holdings Corp.	37,256
7,943	Hana Financial Group Inc.	355,777
699	Hanjin Kal Corp.	40,305
1,886	Hankook Tire & Technology Co., Ltd.	51,478
159	Hanmi Pharm Co., Ltd.	31,376
1,096	Hanmi Semiconductor Co., Ltd.	59,334
855	Hanwha Aerospace Co., Ltd.	191,758
2,236	Hanwha Ocean Co., Ltd.*	56,196
1,100	HD Hyundai Co., Ltd.	61,856
580	HD Hyundai Electric Co., Ltd.	146,506
669	HD Hyundai Heavy Industries Co., Ltd.	105,732
1,254	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	186,683
2,995	HLB Inc.*	154,381
7,877	HMM Co., Ltd.	102,486
591	HYBE Co., Ltd.	83,589
868	Hyundai Glovis Co., Ltd.	76,426
5,819	Hyundai Mobis Co., Ltd.	1,000,297
3,602	Hyundai Motor Co.	572,063
1,162	Hyundai Rotem Co., Ltd.	42,215
7,385	Industrial Bank of Korea	79,383
8,305	Kakao Corp.	239,277
3,932	KakaoBank Corp.	64,002
35,567	KB Financial Group Inc.	2,456,901
15,667	Kia Corp.	1,045,056
2,324	Korea Aerospace Industries Ltd.	97,129
5,504	Korea Electric Power Corp.	96,114
955	Korea Investment Holdings Co., Ltd.	51,202
128	Korea Zinc Co., Ltd.	108,396
4,872	Korean Air Lines Co., Ltd.	90,842
800	Krafton Inc.*	179,133
26,442	KT Corp.	932,257
10,794	KT&G Corp.	943,364
408	Kumho Petrochemical Co., Ltd.	29,220
620	L&F Co., Ltd.*	43,551

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 8.9% - (continued)
6,451	LG Chem Ltd.	$1,318,043
2,541	LG Corp.	136,636
7,553	LG Display Co., Ltd.	51,505
2,815	LG Electronics Inc.	181,550
1,238	LG Energy Solution Ltd.*	338,055
218	LG H&H Co., Ltd.	48,836
336	LG Innotek Co., Ltd.	39,144
8,928	LG Uplus Corp.	74,215
421	Lotte Chemical Corp.	19,678
400	LS Electric Co., Ltd.	41,593
2,561	Meritz Financial Group Inc.	187,505
5,672	Mirae Asset Securities Co., Ltd.	34,907
3,674	NAVER Corp.	545,739
406	NCSoft Corp.	69,195
1,026	Netmarble Corp.*(a)	39,076
3,575	NH Investment & Securities Co., Ltd.	34,176
638	Orion Corp.	47,262
1,134	Posco DX Co., Ltd.	17,150
831	POSCO Future M Co., Ltd.	103,105
1,858	POSCO Holdings Inc.	382,705
1,191	Posco International Corp.	40,440
1,384	Samsung Biologics Co., Ltd.*(a)	968,434
2,522	Samsung C&T Corp.	215,443
3,787	Samsung E&A Co., Ltd.*	48,807
1,588	Samsung Electro-Mechanics Co., Ltd.	123,149
352,020	Samsung Electronics Co., Ltd.	13,909,349
796	Samsung Fire & Marine Insurance Co., Ltd.	224,317
17,567	Samsung Heavy Industries Co., Ltd.*	146,577
2,330	Samsung Life Insurance Co., Ltd.	179,154
1,494	Samsung SDI Co., Ltd.	273,598
1,283	Samsung SDS Co., Ltd.	135,956
113,744	Shinhan Financial Group Co., Ltd.	4,327,970
946	SK Biopharmaceuticals Co., Ltd.*	70,352
725	SK Bioscience Co., Ltd.*	24,839
85,321	SK Hynix Inc.	9,886,100
854	SK Inc.	83,803
1,746	SK Innovation Co., Ltd.*	143,805
2,405	SK Square Co., Ltd.*	127,081
2,136	SK Telecom Co., Ltd.	94,459
436	SKC Co., Ltd.*	31,111
1,034	S-Oil Corp.	42,463
16,907	Woori Financial Group Inc.	202,776
1,615	Yuhan Corp.	133,975

	Total South Korea	47,204,642

Taiwan - 15.8%
13,000	Accton Technology Corp.	263,126
80,000	Acer Inc.	93,452
12,753	Advantech Co., Ltd.	132,171
4,139	Airtac International Group	100,714
2,000	Alchip Technologies Ltd.	137,085
439,498	ASE Technology Holding Co., Ltd.	2,052,014
59,000	Asia Cement Corp.	76,613
8,000	Asia Vital Components Co., Ltd.	159,569
18,000	Asustek Computer Inc.	325,946

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 15.8% - (continued)
163,800	AUO Corp.*	$78,805
16,000	Catcher Technology Co., Ltd.	96,990
252,550	Cathay Financial Holding Co., Ltd.	512,305
40,048	Chailease Holding Co., Ltd.	147,137
134,630	Chang Hwa Commercial Bank Ltd.	73,183
49,000	Cheng Shin Rubber Industry Co., Ltd.	76,420
71,000	China Airlines Ltd.	54,543
298,000	China Steel Corp.	194,650
123,000	Chroma ATE Inc.	1,562,933
95,000	Chunghwa Telecom Co., Ltd.	359,808
97,000	Compal Electronics Inc.	110,364
441,880	CTBC Financial Holding Co., Ltd.	508,899
200,000	Delta Electronics Inc.	2,348,865
21,000	E Ink Holdings Inc.	182,534
382,794	E.Sun Financial Holding Co., Ltd.	318,679
6,100	Eclat Textile Co., Ltd.	99,552
2,000	eMemory Technology Inc.	180,380
80,000	Eva Airways Corp.	102,534
26,791	Evergreen Marine Corp. Taiwan Ltd.	180,562
67,000	Far Eastern New Century Corp.	69,273
44,000	Far EasTone Telecommunications Co., Ltd.	121,921
12,230	Feng TAY Enterprise Co., Ltd.	49,448
281,048	First Financial Holding Co., Ltd.	235,336
88,000	Formosa Chemicals & Fibre Corp.	91,718
96,000	Formosa Plastics Corp.	122,205
5,300	Fortune Electric Co., Ltd.	90,111
216,781	Fubon Financial Holding Co., Ltd.	592,412
15,000	Gigabyte Technology Co., Ltd.	125,942
3,000	Global Unichip Corp.	110,617
183,000	Globalwafers Co., Ltd.	2,310,424
330,480	Hon Hai Precision Industry Co., Ltd.	2,000,296
9,140	Hotai Motor Co., Ltd.	173,121
244,111	Hua Nan Financial Holdings Co., Ltd.	196,807
190,164	Innolux Corp.*	88,884
5,000	International Games System Co., Ltd.	148,327
72,000	Inventec Corp.	109,020
1,000	Jentech Precision Industrial Co., Ltd.	42,841
435,112	KGI Financial Holding Co., Ltd.	230,868
2,541	Largan Precision Co., Ltd.	191,324
50,264	Lite-On Technology Corp., ADR	161,008
132,000	MediaTek Inc.	5,108,030
312,889	Mega Financial Holding Co., Ltd.	383,569
17,000	Micro-Star International Co., Ltd.	89,779
139,000	Nan Ya Plastics Corp.	165,618
29,000	Nanya Technology Corp.*	29,884
5,000	Nien Made Enterprise Co., Ltd.	61,989
70,000	Novatek Microelectronics Corp.	1,043,355
50,000	Pegatron Corp.	145,551
7,000	PharmaEssentia Corp.*	126,188
63,000	Pou Chen Corp.	79,627
42,224	Poya International Co., Ltd.	622,430
15,539	President Chain Store Corp.	129,577
305,000	Quanta Computer Inc.	2,749,234
13,000	Realtek Semiconductor Corp.	190,596

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 15.8% - (continued)
56,000	Ruentex Development Co., Ltd.	$77,262
96,598	Shanghai Commercial & Savings Bank Ltd. (The)	117,381
420,614	Shin Kong Financial Holding Co., Ltd.*	150,395
287,571	SinoPac Financial Holdings Co., Ltd.	206,301
32,700	Synnex Technology International Corp.	76,384
274,803	Taishin Financial Holding Co., Ltd.	145,259
175,831	Taiwan Business Bank	80,626
297,393	Taiwan Cooperative Financial Holding Co., Ltd.	228,229
56,000	Taiwan High Speed Rail Corp.	48,802
46,000	Taiwan Mobile Co., Ltd.	159,987
977,507	Taiwan Semiconductor Manufacturing Co., Ltd.	30,004,061
110,229	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,354,887
173,668	TCC Group Holdings Co., Ltd.	179,507
35,000	Unimicron Technology Corp.	161,397
129,000	Uni-President Enterprises Corp.	335,981
309,000	United Microelectronics Corp.	419,678
24,013	Vanguard International Semiconductor Corp.	66,376
2,000	Voltronic Power Technology Corp.	114,644
109,427	Walsin Lihwa Corp.	88,808
19,630	Wan Hai Lines Ltd.	50,633
70,000	Wistron Corp.	245,581
8,000	Wiwynn Corp.	479,406
41,760	WPG Holdings Ltd.	90,727
69,357	Yageo Corp.	1,101,403
48,000	Yang Ming Marine Transport Corp.	108,361
287,993	Yuanta Financial Holding Co., Ltd.	295,607
16,000	Zhen Ding Technology Holding Ltd.	56,436

	Total Taiwan	84,161,282

Thailand - 0.8%
30,100	Advanced Info Service PCL, NVDR	250,110
112,800	Airports of Thailand PCL, NVDR	200,030
278,600	Bangkok Dusit Medical Services PCL, NVDR	205,152
232,900	Bangkok Expressway & Metro PCL, NVDR	49,716
15,000	Bumrungrad Hospital PCL, NVDR	90,940
60,900	Central Pattana PCL, NVDR	106,581
52,416	Central Retail Corp. PCL, NVDR	51,253
87,000	Charoen Pokphand Foods PCL, NVDR	60,645
154,500	CP ALL PCL, NVDR.	276,027
46,716	CP AXTRA PCL, NVDR	47,322
86,600	Delta Electronics Thailand PCL, NVDR	380,666
77,600	Gulf Energy Development PCL, NVDR	136,926
137,900	Home Product Center PCL, NVDR	38,037
29,050	Intouch Holdings PCL, NVDR	80,492
176,900	Kasikornbank PCL	774,084
15,700	Kasikornbank PCL, NVDR	68,935
87,300	Krung Thai Bank PCL, NVDR	50,918
22,200	Krungthai Card PCL, NVDR	30,271
91,300	Minor International PCL, NVDR	71,272
174,300	PTT Exploration & Production PCL	647,814
40,800	PTT Exploration & Production PCL, NVDR	151,585
55,700	PTT Global Chemical PCL, NVDR	41,023
98,900	PTT Oil & Retail Business PCL, NVDR	40,670
250,300	PTT PCL, NVDR	235,363
19,900	SCB X PCL, NVDR	66,432

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 0.8% - (continued)
23,000	Siam Cement PCL (The), NVDR	$123,320
35,500	Thai Oil PCL, NVDR	39,055
456,700	TMBThanachart Bank PCL, NVDR	23,442
272,121	True Corp. PCL, NVDR*	88,012

	Total Thailand	4,426,093

Turkey - 1.0%
78,127	Akbank TAS	137,264
3,481	Anadolu Efes Biracilik Ve Malt Sanayii AS	20,077
32,036	Aselsan Elektronik Sanayi Ve Ticaret AS	64,196
58,218	BIM Birlesik Magazalar AS	795,604
16,577	Coca-Cola Icecek AS	25,464
69,832	Eregli Demir ve Celik Fabrikalari TAS	51,899
1,799	Ford Otomotiv Sanayi AS	50,221
25,546	Haci Ömer Sabanci Holding AS	66,726
19,638	KOC Holding AS	113,678
210,000	MLP Saglik Hizmetleri AS, Class B Shares*(a)	2,430,601
5,249	Pegasus Hava Tasimaciligi AS*	33,013
195,088	Sasa Polyester Sanayi AS*	22,804
443,220	Sok Marketler Ticaret AS	523,038
57,900	Tofas Turk Otomobil Fabrikasi AS	330,973
13,822	Turk Hava Yollari AO*	113,736
31,232	Turkcell Iletisim Hizmetleri AS	81,661
204,992	Turkiye Is Bankasi AS, Class C Shares	80,708
21,767	Turkiye Petrol Rafinerileri AS	92,458
28,575	Turkiye Sise ve Cam Fabrikalari AS	33,427
81,036	Yapi ve Kredi Bankasi AS	69,351

	Total Turkey	5,136,899

United Arab Emirates - 0.7%
84,338	Abu Dhabi Commercial Bank PJSC	230,290
41,360	Abu Dhabi Islamic Bank PJSC	146,872
82,690	Abu Dhabi National Oil Co. for Distribution PJSC	77,730
96,553	ADNOC Drilling Co. PJSC	139,107
101,945	Aldar Properties PJSC	209,277
80,135	Americana Restaurants International PLC - Foreign Co.	47,141
76,638	Dubai Islamic Bank PJSC	142,022
175,411	Emaar Properties PJSC	456,647
48,384	Emirates NBD Bank PJSC	263,539
95,283	Emirates Telecommunications Group Co. PJSC	429,411
116,931	First Abu Dhabi Bank PJSC	407,737
114,981	Multiply Group PJSC*	63,978
2,540,500	Talabat Holding PLC*	1,106,655

	Total United Arab Emirates	3,720,406

United Kingdom - 0.9%
11,723	Anglogold Ashanti PLC	293,355
43,000	Bank of Georgia Group PLC	2,562,503
600,959	Helios Towers PLC*	752,647
20,324	Unilever PLC	1,215,629

	Total United Kingdom	4,824,134

United States - 0.4%
19,062	BeiGene Ltd.*	316,206
4,089	EPAM Systems Inc.*	997,389
2,342	Legend Biotech Corp., ADR*	98,528
15,773	Schlumberger NV	693,065
2,301	Southern Copper Corp.	230,905

	Total United States	2,336,093

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Uruguay - 2.1%
93,600	Arcos Dorados Holdings Inc., Class A Shares	$757,224
14,433	Globant SA*	3,287,260
3,676	MercadoLibre Inc.*	7,297,485

	Total Uruguay	11,341,969

	TOTAL COMMON STOCKS (Cost - $422,328,090)	509,381,540

PREFERRED STOCKS - 1.3%
Brazil - 0.5%
140,936	Banco Bradesco SA, Class Preferred Shares	295,943
5,428	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	35,204
48,798	Cia Energetica de Minas Gerais, Class Preferred Shares	96,545
41,489	Cia Paranaense de Energia - Copel, Class Preferred B Shares	66,978
37,579	Gerdau SA, Class Preferred Shares	126,830
128,225	Itau Unibanco Holding SA, Class Preferred Shares	694,981
145,769	Itausa SA, Class Preferred Shares	236,294
118,587	Petroleo Brasileiro SA, Class Preferred Shares	766,954
9,738	Telefonica Brasil SA, Class Preferred Shares	80,174

	Total Brazil	2,399,903

Chile - 0.0%@
3,712	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	141,954

Colombia - 0.0%@
11,353	Bancolombia SA, Class Preferred Shares	92,132

Mexico - 0.1%
418,317	Cemex SAB de CV, Class Preferred Shares	228,018

South Korea - 0.7%
940	Hyundai Motor Co., Class Preferred 2nd Shares	108,267
565	Hyundai Motor Co., Class Preferred Shares	63,768
149	LG Chem Ltd., Class Preferred Shares	20,365
106,774	Samsung Electronics Co., Ltd., Class Preferred Shares	3,591,159

	Total South Korea	3,783,559

	TOTAL PREFERRED STOCKS (Cost - $7,683,775)	6,645,566

RIGHT - 0.0%@
India - 0.0%@
17,907	UPL Ltd. expires 12/31/49*(d) (Cost - $0)	39,163

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $430,011,865)	516,066,269

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (g) - 3.2%
MONEY MARKET FUND - 0.5%
$ 2,479,562		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.504%(h) (Cost - $2,479,562)	$2,479,562

TIME DEPOSITS - 2.7%
197,155		ANZ National Bank - London, 3.930% due 12/2/24	197,155
14,555	ZAR	BBH - New York, 6.150% due 12/2/24	808
47,597	HKD	BNP Paribas - Paris, 2.680% due 12/2/24	6,118
181	GBP	Canadian Imperial Bank of Commerce - London, 3.670% due 12/2/24	231
1,440	EUR	Citibank - London, 2.120% due 12/2/24	1,522
5,696,724		Citibank - New York, 3.930% due 12/2/24	5,696,724
2,885	HKD	HSBC Bank - Hong Kong, 2.680% due 12/2/24	371
5,855,832		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	5,855,832
2,844,797		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	2,844,797
17,555	ZAR	Standard Chartered Bank - Johannesburg, 6.150% due 12/2/24	974
13	EUR	Sumitomo Mitsui Banking Corp. - Tokyo, 2.120% due 12/2/24	13

		TOTAL TIME DEPOSITS (Cost - $14,604,545)	14,604,545

		TOTAL SHORT-TERM INVESTMENTS (Cost - $17,084,107)	17,084,107

		TOTAL INVESTMENTS - 100.2% (Cost - $447,095,972)	533,150,376

		Liabilities in Excess of Other Assets - (0.2)%	(1,113,830)

		TOTAL NET ASSETS - 100.0%	$532,036,546

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $20,906,319 and represents 3.9% of net assets.

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid security.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2024, amounts to $13,935 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2024, the Fund held Level 3 securities with a value of $16,930, representing less than 0.05% of net assets.

At November 30, 2024, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 447,095,972	$146,165,172	$(60,148,493)	$86,016,679

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	19.1%
Insurance	3.0
Consumer Finance	1.0
Other	1.3
Information Technology
Semiconductors & Semiconductor Equipment	13.8
Technology Hardware, Storage & Peripherals	4.8
IT Services	2.4
Other	2.0
Consumer Discretionary	15.6
Communication Services	7.9
Industrials	6.9
Materials	4.4
Energy	4.3
Consumer Staples	4.2
Health Care	3.6
Real Estate	1.6
Utilities	1.3
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2024, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	13	12/24	$746,615	$708,890	$(37,725)

At November 30, 2024, Emerging Markets Equity Fund had deposited cash of $17,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1%
Advertising - 0.0%@
$ 77,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	$75,963

Aerospace/Defense - 0.7%
		Boeing Co. (The), Senior Unsecured Notes:
510,000	BBB-	4.875% due 5/1/25	509,450
1,597,000	BBB-	2.196% due 2/4/26	1,543,751
50,000	BBB-	3.100% due 5/1/26	48,564
70,000	BBB-	2.700% due 2/1/27	66,542
200,000	BBB-	2.800% due 3/1/27	190,559
130,000	BBB-	3.200% due 3/1/29	119,988
100,000	BBB-	5.150% due 5/1/30	99,609
50,000	BBB-	3.625% due 2/1/31	45,615
100,000	BBB-	3.600% due 5/1/34	84,946
50,000	BBB-	6.528% due 5/1/34(a)	53,190
40,000	BBB-	3.550% due 3/1/38	31,034
25,000	BBB-	3.500% due 3/1/39	18,938
40,000	BBB-	3.750% due 2/1/50	28,310
965,000	BBB-	5.805% due 5/1/50	923,510
248,000	BBB-	3.950% due 8/1/59	168,687
101,000	BBB-	5.930% due 5/1/60	95,598
		General Dynamics Corp., Company Guaranteed Notes:
10,000	A	4.250% due 4/1/40	9,081
25,000	A	2.850% due 6/1/41	18,671
85,000	A	4.250% due 4/1/50	73,673
50,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	53,097
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	481,595
388,000	BBB	5.400% due 1/15/27	394,520
361,000	BBB	4.400% due 6/15/28	357,513
182,000	BBB	5.600% due 7/31/53	186,395
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	85,309
50,000	A-	4.070% due 12/15/42	43,597
126,000	A-	3.800% due 3/1/45	104,090
50,000	A-	4.700% due 5/15/46	46,722
25,000	A-	2.800% due 6/15/50	16,563
50,000	A-	4.090% due 9/15/52	41,596
784,000	A-	4.150% due 6/15/53	659,245
25,000	A-	5.700% due 11/15/54	26,768
120,000	A-	5.200% due 2/15/64	118,262
		Northrop Grumman Corp., Senior Unsecured Notes:
10,000	BBB+	2.930% due 1/15/25	9,975
600,000	BBB+	3.250% due 1/15/28	576,949
334,000	BBB+	4.700% due 3/15/33	330,258
64,000	BBB+	4.750% due 6/1/43	59,824
51,000	BBB+	4.030% due 10/15/47	42,198
280,000	BBB+	5.250% due 5/1/50	275,377
		RTX Corp., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/15/24	69,942
130,000	BBB+	3.950% due 8/16/25	129,438
250,000	BBB+	5.750% due 11/8/26	255,033

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Aerospace/Defense - 0.7% - (continued)
$ 250,000	BBB+	3.500% due 3/15/27	$243,996
337,000	BBB+	4.125% due 11/16/28	331,158
140,000	BBB+	5.750% due 1/15/29	145,981
140,000	BBB+	2.250% due 7/1/30	123,125
470,000	BBB+	6.000% due 3/15/31	500,585
116,000	BBB+	2.375% due 3/15/32	98,231
164,000	BBB+	6.100% due 3/15/34	176,506
25,000	BBB+	6.125% due 7/15/38	27,193
25,000	BBB+	4.450% due 11/16/38	23,083
580,000	BBB+	4.500% due 6/1/42	524,401
76,000	BBB+	3.750% due 11/1/46	60,078
177,000	BBB+	2.820% due 9/1/51	113,712
90,000	BBB+	3.030% due 3/15/52	60,051
100,000	BBB+	5.375% due 2/27/53	99,653
1,180,000	B-	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(a)	1,312,339
		TransDigm Inc., Senior Secured Notes:
240,000	BB-	7.125% due 12/1/31(a)	249,765
10,000	BB-	6.625% due 3/1/32(a)	10,255

		Total Aerospace/Defense	12,594,094

Agriculture - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	39,570
20,000	BBB	4.400% due 2/14/26	19,941
210,000	BBB	6.200% due 11/1/28	220,653
752,000	BBB	4.800% due 2/14/29	751,277
1,290,000	BBB	2.450% due 2/4/32	1,083,112
669,000	BBB	6.875% due 11/1/33	744,077
140,000	BBB	5.800% due 2/14/39	143,967
80,000	BBB	3.875% due 9/16/46	61,511
320,000	BBB	5.950% due 2/14/49	329,390
2,000	BBB	6.200% due 2/14/59	2,080
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	23,336
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	48,707
224,000	BBB+	3.557% due 8/15/27	217,538
148,000	BBB+	2.259% due 3/25/28	136,611
105,000	BBB+	5.834% due 2/20/31	109,418
90,000	BBB+	6.000% due 2/20/34	94,492
50,000	BBB+	4.390% due 8/15/37	44,663
1,346,000	BBB+	4.540% due 8/15/47	1,118,608
681,000	BBB+	4.758% due 9/6/49	579,766
208,000	BBB+	7.081% due 8/2/53	238,742
		BAT International Finance PLC, Company Guaranteed Notes:
50,000	BBB+	1.668% due 3/25/26	48,030
110,000	BBB+	4.448% due 3/16/28	109,131
168,000	BBB+	5.931% due 2/2/29	174,776
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	0.875% due 5/1/26	95,019
100,000	A-	4.750% due 2/12/27	100,463
234,000	A-	5.125% due 11/17/27	237,771
180,000	A-	4.875% due 2/13/29	181,613
210,000	A-	2.100% due 5/1/30	184,069
40,000	A-	5.125% due 2/13/31	40,686

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Agriculture - 0.4% - (continued)
$ 50,000	A-	5.375% due 2/15/33	$51,170
25,000	A-	5.625% due 9/7/33	26,050
190,000	A-	5.250% due 2/13/34	192,931
25,000	A-	6.375% due 5/16/38	27,774
25,000	A-	3.875% due 8/21/42	20,667
25,000	A-	4.125% due 3/4/43	21,257
25,000	A-	4.250% due 11/10/44	21,461
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,706
89,000	BBB+	5.850% due 8/15/45	88,077

		Total Agriculture	7,654,110

Airlines - 0.3%
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	264,304
680,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	679,479
912,866	AA-	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	847,057
380,412	A+	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	353,559
210,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 7.375% due 1/15/26	214,602
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
76,567	Baa1(b)	4.500% due 10/20/25(a)	76,190
120,000	Baa1(b)	4.750% due 10/20/28(a)	119,223
1,270,500	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,282,405
95,743	CCC-(c)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25*(a)(d)	74,518
44,246	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	42,851
780,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	750,118
634,522	BBB+	US Airways Class A Pass Through Trust, Pass-Thru Certificates, 3.950% due 11/15/25	628,756
500,000	B-	VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes, 9.500% due 6/1/28(a)	500,874

		Total Airlines	5,833,936

Apparel - 0.0%@
		NIKE Inc., Senior Unsecured Notes:
230,000	AA-	2.750% due 3/27/27	222,258
140,000	AA-	2.850% due 3/27/30	129,097
125,000	AA-	3.250% due 3/27/40	100,417
25,000	AA-	3.875% due 11/1/45	20,759
270,000	AA-	3.375% due 3/27/50	200,997

		Total Apparel	673,528

Auto Manufacturers - 1.0%
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	A-	4.950% due 1/9/26	200,784
200,000	A-	1.300% due 9/9/26	189,027
100,000	A-	2.300% due 9/9/26	96,289
100,000	A-	4.900% due 3/12/27	100,912
840,000	A	BMW US Capital LLC, Company Guaranteed Notes, 4.850% due 8/13/31(a)	836,082
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	15,898
		Ford Motor Co., Senior Unsecured Notes:
1,155,000	BBB-	3.250% due 2/12/32	985,699
1,085,000	BBB-	6.100% due 8/19/32	1,107,508
50,000	BBB-	4.750% due 1/15/43	41,731
50,000	BBB-	5.291% due 12/8/46	45,259
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.700% due 8/10/26	191,680
200,000	BBB-	5.800% due 3/5/27	202,566
500,000	BBB-	4.950% due 5/28/27	496,877
460,000	BBB-	2.900% due 2/16/28	427,399

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Auto Manufacturers - 1.0% - (continued)
$ 220,000	BBB-	2.900% due 2/10/29	$198,985
840,000	BBB-	7.350% due 3/6/30	901,535
200,000	BBB-	4.000% due 11/13/30	183,267
915,000	BBB-	6.054% due 11/5/31	929,063
330,000	BBB-	7.122% due 11/7/33	355,035
		General Motors Co., Senior Unsecured Notes:
330,000	BBB	6.125% due 10/1/25	332,760
50,000	BBB	5.600% due 10/15/32	51,561
50,000	BBB	6.600% due 4/1/36	54,086
50,000	BBB	5.150% due 4/1/38	47,457
260,000	BBB	6.250% due 10/2/43	267,665
25,000	BBB	5.200% due 4/1/45	22,861
25,000	BBB	6.750% due 4/1/46	27,301
25,000	BBB	5.400% due 4/1/48	23,290
50,000	BBB	5.950% due 4/1/49	50,015
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
100,000	BBB	5.250% due 3/1/26	100,440
200,000	BBB	4.350% due 1/17/27	198,210
		Senior Unsecured Notes:
100,000	BBB	1.250% due 1/8/26	96,185
100,000	BBB	5.400% due 4/6/26	100,725
100,000	BBB	1.500% due 6/10/26	95,184
100,000	BBB	2.350% due 2/26/27	94,840
1,250,000	BBB	5.850% due 4/6/30	1,295,615
50,000	BBB	5.950% due 4/4/34	51,565
100,000	A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	96,018
		Hyundai Capital America, Senior Unsecured Notes:
1,500,000	A-	5.650% due 6/26/26(a)	1,517,390
505,000	A-	5.300% due 3/19/27(a)	511,211
1,850,000	A-	4.750% due 9/26/31(a)	1,819,359
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000	BB+	3.522% due 9/17/25(a)	589,500
900,000	BB+	4.345% due 9/17/27(a)	847,689
		Toyota Motor Credit Corp., Senior Unsecured Notes:
200,000	A+	4.800% due 1/5/26	200,755
200,000	A+	4.450% due 5/18/26	200,039
100,000	A+	1.125% due 6/18/26	95,198
100,000	A+	5.000% due 8/14/26	100,927
100,000	A+	5.400% due 11/20/26	101,777
100,000	A+	3.200% due 1/11/27	97,629
100,000	A+	1.900% due 1/13/27	94,958
200,000	A+	3.050% due 3/22/27	194,121
795,000	A+	4.550% due 8/9/29	794,732
100,000	A+	5.550% due 11/20/30	104,197

		Total Auto Manufacturers	17,780,856

Auto Parts & Equipment - 0.0%@
25,000	BBB	Aptiv PLC, Company Guaranteed Notes, 3.100% due 12/1/51	15,358
25,000	BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 4.150% due 5/1/52	18,681
380,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	365,347

		Total Auto Parts & Equipment	399,386

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1%
			ABN AMRO Bank NV:
1,000,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost - $1,032,246, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(e)(f)(g)	$1,033,231
$ 750,000		BBB-	Subordinated Notes, 4.750% due 7/28/25(a)	747,826
300,000		B1(b)	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)(f)	294,825
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(f)(g)	955,771
1,000,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(f)	1,046,892
			Banco Santander SA:
400,000		A-	Senior Non-Preferred Notes, 2.746% due 5/28/25	395,636
200,000		A+	Senior Preferred Notes, 6.938% due 11/7/33	223,841
800,000		Ba3(b)	Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320%) due 12/24/34(f)	839,834
			Bank of America Corp.:
			Senior Unsecured Notes:
310,000		A-	3.500% due 4/19/26	305,535
100,000		A-	5.080% (SOFR + 1.290%) due 1/20/27(f)	100,316
840,000		A-	1.658% (SOFR + 0.910%) due 3/11/27(f)	807,438
100,000		A-	3.559% (3-Month Term SOFR + 1.322%) due 4/23/27(f)	98,312
340,000		A-	1.734% (SOFR + 0.960%) due 7/22/27(f)	323,681
50,000		A-	5.933% (SOFR + 1.340%) due 9/15/27(f)	50,971
100,000		A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(f)	98,117
100,000		A-	2.551% (SOFR + 1.050%) due 2/4/28(f)	95,427
230,000		A-	4.376% (SOFR + 1.580%) due 4/27/28(f)	228,136
150,000		A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(f)	145,646
100,000		A-	4.948% (SOFR + 2.040%) due 7/22/28(f)	100,511
100,000		A-	6.204% (SOFR + 1.990%) due 11/10/28(f)	104,116
435,000		A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(f)	418,150
3,850,000		A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(f)	3,753,121
100,000		A-	2.087% (SOFR + 1.060%) due 6/14/29(f)	91,284
100,000		A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(f)	98,311
841,000		A-	5.819% (SOFR + 1.570%) due 9/15/29(f)	870,906
659,000		A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(f)	637,484
383,000		A-	2.592% (SOFR + 2.150%) due 4/29/31(f)	341,864
685,000		A-	1.922% (SOFR + 1.370%) due 10/24/31(f)	579,777
690,000		A-	2.687% (SOFR + 1.320%) due 4/22/32(f)	604,386
305,000		A-	2.299% (SOFR + 1.220%) due 7/21/32(f)	259,091
600,000		A-	2.572% (SOFR + 1.210%) due 10/20/32(f)	517,127
752,000		A-	2.972% (SOFR + 1.330%) due 2/4/33(f)	659,021
1,490,000		A-	4.571% (SOFR + 1.830%) due 4/27/33(f)	1,447,584
911,000		A-	5.872% (SOFR + 1.840%) due 9/15/34(f)	961,176
355,000		A-	5.468% (SOFR + 1.650%) due 1/23/35(f)	364,802
250,000		A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(f)	229,825
250,000		A-	2.676% (SOFR + 1.930%) due 6/19/41(f)	181,477
200,000		A-	3.311% (SOFR + 1.580%) due 4/22/42(f)	156,907
200,000		A-	5.000% due 1/21/44	196,020
360,000		A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(f)	311,816
260,000		A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(f)	216,663
50,000		A-	2.831% (SOFR + 1.880%) due 10/24/51(f)	32,952
			Subordinated Notes:
450,000		BBB+	4.000% due 1/22/25	449,400
40,000		BBB+	4.450% due 3/3/26	39,842
120,000		BBB+	4.250% due 10/22/26	118,983
100,000		BBB+	4.183% due 11/25/27	98,433
1,690,000		BBB+	5.425% (SOFR + 1.913%) due 8/15/35(f)	1,689,606
1,070,000		BBB	Bank of Ireland Group PLC, Senior Unsecured Notes, 5.601% (SOFR + 1.620%) due 3/20/30(a)(f)	1,094,807

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
			Bank of Montreal, Senior Unsecured Notes:
$ 40,000		A-	1.850% due 5/1/25	$39,528
100,000		A-	5.300% due 6/5/26	101,089
100,000		A-	2.650% due 3/8/27	96,168
			Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000		A	1.600% due 4/24/25	88,933
100,000		A	2.450% due 8/17/26	96,869
50,000		A	1.050% due 10/15/26	46,943
50,000		A	4.947% (SOFR + 1.026%) due 4/26/27(f)	50,238
390,000		A	4.289% (SOFR + 1.418%) due 6/13/33(f)	374,816
50,000		A	4.967% (SOFR + 1.606%) due 4/26/34(f)	50,039
			Bank of Nova Scotia (The):
			Senior Unsecured Notes:
10,000		A-	1.300% due 6/11/25	9,821
100,000		A-	2.700% due 8/3/26	97,015
100,000		A-	1.950% due 2/2/27	94,729
50,000		A-	2.951% due 3/11/27	48,282
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(f)	168,630
			Barclays PLC:
			Senior Unsecured Notes:
200,000		BBB+	4.375% due 1/12/26	199,056
820,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(f)	820,049
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(f)	210,125
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(f)	171,916
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(f)	210,834
200,000		BBB-	Subordinated Notes, 5.200% due 5/12/26	200,258
			BNP Paribas SA:
			Junior Subordinated Notes:
900,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(f)(g)	926,837
420,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(f)(g)	433,159
470,000		BBB-	8.500% (5-Year CMT Index + 4.354%)(a)(f)(g)	491,053
			Senior Non-Preferred Notes:
220,000		A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(f)	216,757
950,000		A-	4.400% due 8/14/28(a)	932,632
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(f)	173,386
			Senior Preferred Notes:
650,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(f)	655,972
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(f)	628,476
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(f)	192,796
1,800,000	EUR	BBB-	CaixaBank SA, Subordinated Notes, (Cost - $2,073,645, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(e)(f)	2,050,550
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	102,246
			Citigroup Inc.:
220,000		BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(f)(g)	219,676
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(f)	69,777
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(f)	2,453,444
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(f)	96,404
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(f)	536,045
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(f)	61,890
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(f)	596,564
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(f)	136,305
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(f)	229,813
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(f)	217,384
76,000		BBB+	4.650% due 7/30/45	69,192

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
$ 70,000	BBB+	4.650% due 7/23/48	$63,290
		Subordinated Notes:
210,000	BBB	4.400% due 6/10/25	209,471
20,000	BBB	5.500% due 9/13/25	20,092
890,000	BBB	4.300% due 11/20/26	882,747
30,000	BBB	6.625% due 6/15/32	32,740
100,000	BBB	6.675% due 9/13/43	114,864
286,000	BBB	5.300% due 5/6/44	282,941
50,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	48,463
8,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	6,728
		Cooperatieve Rabobank UA:
380,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	377,569
		Senior Non-Preferred Notes:
250,000	A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(f)	243,397
270,000	A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(f)	248,203
		Credit Agricole SA:
1,000,000 EUR	BBB-	(Cost - $1,147,706, acquired 3/6/24), Junior Subordinated Notes, 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(e)(f)(g)	1,117,275
500,000	A-	Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(f)	491,627
760,000	WD(c)	Credit Suisse Group AG, (Cost - $760,000, acquired 6/16/22), Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(e)(f)(g)(h)#	–
		Danske Bank AS, Senior Non-Preferred Notes:
2,500,000	A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(f)	2,466,025
1,250,000	A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(f)	1,280,739
200,000	BBB-	Deutsche Bank AG, Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(f)	172,542
		Federation des Caisses Desjardins du Quebec, Senior Unsecured Notes:
2,200,000	A-	5.700% due 3/14/28(a)	2,260,266
1,335,000	A-	5.250% due 4/26/29(a)	1,356,430
100,000	BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	95,159
25,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.414% (SOFR + 0.750%) due 5/21/27(f)	25,216
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 5.528% (3-Month Term SOFR + 1.029%)(f)(g)	9,616
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
10,000	BBB+	3.500% due 4/1/25	9,957
250,000	BBB+	3.500% due 11/16/26	244,476
100,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(f)	96,307
100,000	BBB+	3.850% due 1/26/27	98,326
100,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(f)	95,849
570,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(f)	538,216
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(f)	68,170
891,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(f)	863,136
2,494,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(f)	2,448,001
374,000	BBB+	6.484% (SOFR + 1.770%) due 10/24/29(f)	395,792
57,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(f)	47,925
984,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(f)	855,396
1,950,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(f)	1,664,365
1,538,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(f)	1,321,906
484,000	BBB+	6.561% (SOFR + 1.950%) due 10/24/34(f)	533,068
50,000	BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(f)	43,986
50,000	BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(f)	45,700
210,000	BBB+	6.250% due 2/1/41	230,370
530,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(f)	407,558
10,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(f)	7,320
400,000	BBB+	3.436% (SOFR + 1.632%) due 2/24/43(f)	314,584
10,000	BBB+	4.750% due 10/21/45	9,309

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
			Subordinated Notes:
$ 130,000		BBB	4.250% due 10/21/25	$129,376
290,000		BBB	5.150% due 5/22/45	279,938
			HSBC Holdings PLC:
			Senior Unsecured Notes:
685,000		A-	2.099% (SOFR + 1.929%) due 6/4/26(f)	675,207
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(f)	197,388
200,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(f)	201,862
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(f)	212,611
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(f)	218,978
			Subordinated Notes:
220,000		BBB	4.762% (SOFR + 2.530%) due 3/29/33(f)	210,576
200,000		BBB	6.547% (SOFR + 2.980%) due 6/20/34(f)	211,340
100,000		BBB	6.500% due 9/15/37	106,295
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	203,097
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
1,080,000		A	1.561% (SOFR + 0.605%) due 12/10/25(f)	1,079,081
80,000		A	2.083% (SOFR + 1.850%) due 4/22/26(f)	79,149
2,245,000		A	1.578% (SOFR + 0.885%) due 4/22/27(f)	2,148,924
200,000		A	1.470% (SOFR + 0.765%) due 9/22/27(f)	188,747
464,000		A	6.070% (SOFR + 1.330%) due 10/22/27(f)	475,181
480,000		A	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(f)	471,138
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(f)	53,926
1,110,000		A	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(f)	1,096,229
3,282,000		A	5.012% (SOFR + 1.310%) due 1/23/30(f)	3,306,450
1,956,000		A	4.565% (SOFR + 1.750%) due 6/14/30(f)	1,935,874
1,530,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(f)	1,392,747
150,000		A	2.522% (SOFR + 2.040%) due 4/22/31(f)	133,547
2,385,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(f)	2,078,370
1,200,000		A	2.545% (SOFR + 1.180%) due 11/8/32(f)	1,031,618
1,772,000		A	5.350% (SOFR + 1.845%) due 6/1/34(f)	1,813,488
970,000		A	5.294% (SOFR + 1.460%) due 7/22/35(f)	982,121
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(f)	43,973
20,000		A	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(f)	16,534
10,000		A	3.109% (SOFR + 2.440%) due 4/22/51(f)	7,011
			Subordinated Notes:
210,000		A-	4.250% due 10/1/27	209,036
600,000		A-	4.950% due 6/1/45	572,230
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost - $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(e)(f)(g)	921,118
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	4.625% due 8/7/26	201,174
400,000		AAA	4.375% due 3/1/27	401,638
200,000		AAA	3.750% due 2/15/28	197,239
			Lloyds Banking Group PLC:
1,500,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(f)(g)	1,510,299
			Senior Unsecured Notes:
200,000		BBB+	3.750% due 1/11/27	196,010
200,000		BBB+	4.375% due 3/22/28	197,299
200,000		BBB+	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(f)	204,401
870,000		BBB+	Macquarie Bank Ltd., Subordinated Notes, 3.052% (5-Year CMT Index + 1.700%) due 3/3/36(a)(f)	757,832
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.839% due 9/13/26	194,126

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
$ 200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(f)	$173,320
			National Australia Bank Ltd.:
250,000		AA-	Senior Unsecured Notes, 3.375% due 1/14/26	246,826
1,750,000		A-	Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(f)	1,540,924
250,000		AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	246,909
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB+	4.800% due 4/5/26	200,103
200,000		BBB+	5.847% (1-Year CMT Index + 1.350%) due 3/2/27(f)	202,227
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(f)	400,404
1,500,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(f)	1,543,317
1,000,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	946,689
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000		A-	5.812% (SOFR + 1.322%) due 6/12/26(f)	30,165
100,000		A-	2.600% due 7/23/26	96,942
100,000		A-	4.758% (SOFR + 1.085%) due 1/26/27(f)	100,001
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(f)	430,544
50,000		A-	2.550% due 1/22/30	45,047
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(f)	52,909
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(f)	49,804
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(f)	51,832
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(f)	25,448
1,200,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost - $1,364,437, acquired 6/7/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(e)(f)	1,372,131
			Royal Bank of Canada, Senior Unsecured Notes:
10,000		A	1.150% due 6/10/25	9,824
100,000		A	5.200% due 7/20/26	101,142
100,000		A	1.400% due 11/2/26	94,408
100,000		A	4.875% due 1/19/27	100,851
100,000		A	4.950% due 2/1/29	101,302
250,000		A	3.875% due 5/4/32	234,884
100,000		A	5.150% due 2/1/34	100,913
			Santander Holdings USA Inc., Senior Unsecured Notes:
89,000		BBB+	6.174% (SOFR + 2.500%) due 1/9/30(f)	91,741
1,500,000		BBB+	7.660% (SOFR + 3.280%) due 11/9/31(f)	1,665,691
			State Street Corp., Senior Unsecured Notes:
100,000		A	2.650% due 5/19/26	97,513
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(f)	103,790
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(f)	47,551
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	5.880% due 7/13/26	203,689
200,000		A-	3.446% due 1/11/27	195,575
200,000		A-	2.174% due 1/14/27	190,525
200,000		A-	2.130% due 7/8/30	173,250
200,000		A-	5.808% due 9/14/33	212,372
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
210,000		A-	1.150% due 6/12/25	206,085
100,000		A-	1.250% due 9/10/26	94,284
100,000		A-	1.950% due 1/12/27	94,669
100,000		A-	2.800% due 3/10/27	96,128
300,000		A-	4.456% due 6/8/32	291,542
			Truist Financial Corp., Senior Unsecured Notes:
100,000		A-	1.267% (SOFR + 0.609%) due 3/2/27(f)	95,737
30,000		A-	6.047% (SOFR + 2.050%) due 6/8/27(f)	30,539
50,000		A-	5.122% (SOFR + 1.852%) due 1/26/34(f)	49,554

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
$ 25,000	A-	5.867% (SOFR + 2.361%) due 6/8/34(f)	$26,059
100,000	A-	5.711% (SOFR + 1.922%) due 1/24/35(f)	103,205
		UBS AG, Senior Unsecured Notes:
1,450,000	A+	7.950% due 1/9/25	1,453,977
250,000	A+	2.950% due 4/9/25	248,526
250,000	A+	5.000% due 7/9/27	252,096
2,135,000	A+	7.500% due 2/15/28	2,301,895
		UBS Group AG:
		Junior Subordinated Notes:
250,000	BB	4.875% (5-Year CMT Index + 3.404%)(a)(f)(g)	237,282
750,000	BB	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(f)(g)	742,056
200,000	BB	7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(f)(g)	209,875
890,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(f)(g)	972,266
		Senior Unsecured Notes:
320,000	A-	4.550% due 4/17/26	319,549
370,000	A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(f)	364,726
295,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(f)	297,384
960,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(f)	919,980
2,000,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(f)	1,888,173
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(f)	498,454
950,000	A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(f)	912,236
1,665,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(f)	1,478,267
250,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(f)	308,431
		US Bancorp:
		Senior Unsecured Notes:
90,000	A	1.450% due 5/12/25	88,693
100,000	A	2.375% due 7/22/26	96,698
350,000	A	5.850% (SOFR + 2.090%) due 10/21/33(f)	365,784
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(f)	1,384,938
50,000	A	5.836% (SOFR + 2.260%) due 6/12/34(f)	52,217
885,000	A	5.678% (SOFR + 1.860%) due 1/23/35(f)	916,950
100,000	A-	Subordinated Notes, 3.100% due 4/27/26	98,021
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(f)(g)	50,009
		Senior Unsecured Notes:
1,292,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(f)	1,285,082
150,000	BBB+	3.000% due 4/22/26	146,566
1,000,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(f)	996,228
20,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(f)	19,783
750,000	BBB+	3.000% due 10/23/26	727,795
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(f)	481,191
490,000	BBB+	4.150% due 1/24/29	480,122
1,010,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(f)	1,035,634
511,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(f)	537,559
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(f)	92,023
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(f)	98,134
2,460,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(f)	2,205,937
625,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(f)	633,302
1,263,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(f)	1,295,799
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(f)	152,747
300,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(f)	228,312
4,300,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(f)	4,088,876
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(f)	178,554

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Banks - 7.1% - (continued)
		Subordinated Notes:
$ 200,000	BBB	5.375% due 11/2/43	$195,316
20,000	BBB	4.650% due 11/4/44	17,727
20,000	BBB	4.900% due 11/17/45	18,157
10,000	BBB	4.750% due 12/7/46	8,884
		Wells Fargo Bank NA, Senior Unsecured Notes:
358,000	A+	5.450% due 8/7/26	363,041
250,000	A+	5.254% due 12/11/26	253,360
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	1.150% due 6/3/26	95,246
100,000	AA-	2.700% due 8/19/26	97,198
100,000	AA-	3.350% due 3/8/27	97,910
50,000	AA-	2.150% due 6/3/31	43,262

		Total Banks	132,671,461

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	122,472
1,140,000	A-	4.900% due 2/1/46	1,091,478
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	47,534
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
240,000	A-	4.750% due 1/23/29	242,457
260,000	A-	3.500% due 6/1/30	247,455
50,000	A-	4.375% due 4/15/38	46,944
50,000	A-	5.450% due 1/23/39	51,906
210,000	A-	4.350% due 6/1/40	194,932
25,000	A-	4.950% due 1/15/42	24,330
50,000	A-	4.600% due 4/15/48	47,076
100,000	A-	4.439% due 10/6/48	89,415
260,000	A-	5.550% due 1/23/49	271,499
50,000	A-	4.750% due 4/15/58	46,319
50,000	A-	5.800% due 1/23/59	54,091
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	98,171
50,000	A+	5.000% due 5/13/34	51,212
240,000	A+	2.500% due 6/1/40	175,460
85,000	A+	2.600% due 6/1/50	54,805
25,000	A+	3.000% due 3/5/51	17,541
50,000	A+	2.500% due 3/15/51	31,201
50,000	A+	5.300% due 5/13/54	51,021
25,000	A+	5.400% due 5/13/64	25,495
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	98,308
25,000	BBB	5.250% due 11/15/48	24,208
		Senior Unsecured Notes:
130,000	BBB	4.350% due 5/9/27	129,173
30,000	BBB	2.250% due 8/1/31	25,423
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
25,000	BBB	3.800% due 5/1/50	19,424
25,000	BBB	3.350% due 3/15/51	17,911
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	42,147
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.375% due 10/6/26	96,574

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Beverages - 0.2% - (continued)
$ 100,000	A+	2.625% due 3/19/27	$96,373
50,000	A+	4.800% due 7/17/34	50,335
25,000	A+	2.625% due 10/21/41	18,038
25,000	A+	4.450% due 4/14/46	22,597
25,000	A+	2.875% due 10/15/49	17,155
25,000	A+	3.625% due 3/19/50	19,694
50,000	A+	2.750% due 10/21/51	32,968
25,000	A+	4.200% due 7/18/52	21,509
25,000	A+	3.875% due 3/19/60	20,053

		Total Beverages	3,834,704

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	95,047
171,000	BBB+	5.150% due 3/2/28	173,594
180,000	BBB+	4.050% due 8/18/29	175,209
271,000	BBB+	2.450% due 2/21/30	242,493
25,000	BBB+	6.375% due 6/1/37	27,612
100,000	BBB+	3.150% due 2/21/40	77,300
43,000	BBB+	3.375% due 2/21/50	31,187
150,000	BBB+	4.663% due 6/15/51	132,973
69,000	BBB+	4.200% due 2/22/52	56,699
114,000	BBB+	4.875% due 3/1/53	103,827
160,000	BBB+	5.650% due 3/2/53	163,323
100,000	BBB+	2.770% due 9/1/53	62,032
63,000	BBB+	4.400% due 2/22/62	51,676
67,000	BBB+	5.750% due 3/2/63	68,264
50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	33,518
		Gilead Sciences Inc., Senior Unsecured Notes:
100,000	BBB+	3.650% due 3/1/26	98,814
674,000	BBB+	1.650% due 10/1/30	570,096
90,000	BBB+	4.000% due 9/1/36	81,825
308,000	BBB+	2.600% due 10/1/40	223,045
142,000	BBB+	4.800% due 4/1/44	132,657
99,000	BBB+	4.500% due 2/1/45	88,674
70,000	BBB+	4.750% due 3/1/46	64,630
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	99,557

		Total Biotechnology	2,854,052

Building Materials - 0.0%@
660,000	B	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	651,013
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB	2.493% due 2/15/27	47,850
50,000	BBB	3.377% due 4/5/40	40,127
50,000	BBB	3.577% due 4/5/50	38,153
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	21,261
25,000	BBB+	3.200% due 7/15/51	17,357
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	21,111

		Total Building Materials	836,872

Chemicals - 0.5%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,060
25,000	A	2.700% due 5/15/40	18,617
50,000	A	2.800% due 5/15/50	33,698

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Chemicals - 0.5% - (continued)
$ 25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	$22,936
500,000	BB+	Braskem Netherlands Finance BV, Company Guaranteed Notes, 7.250% due 2/13/33(a)	482,422
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	24,943
25,000	BB+	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	25,514
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	24,110
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	25,105
25,000	BBB	5.250% due 11/15/41	24,027
25,000	BBB	4.375% due 11/15/42	21,454
25,000	BBB	4.625% due 10/1/44	22,015
25,000	BBB	5.550% due 11/30/48	24,640
25,000	BBB	4.800% due 5/15/49	22,178
25,000	BBB	3.600% due 11/15/50	18,240
25,000	BBB	6.900% due 5/15/53	28,910
25,000	BBB	5.600% due 2/15/54	25,071
		DuPont de Nemours Inc., Senior Unsecured Notes:
50,000	BBB+	4.725% due 11/15/28	50,435
32,000	BBB+	5.319% due 11/15/38	33,267
50,000	BBB+	5.419% due 11/15/48	52,848
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	174,836
25,000	BBB	5.625% due 2/20/34	25,540
25,000	BBB	4.650% due 10/15/44	22,135
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,948
25,000	A-	2.125% due 8/15/50	14,302
25,000	A-	2.700% due 12/15/51	16,031
25,000	A-	2.750% due 8/18/55	15,651
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	24,841
		FMC Corp., Senior Unsecured Notes:
25,000	BBB-	4.500% due 10/1/49	20,221
25,000	BBB-	6.375% due 5/18/53	26,128
25,000	BBB-	Huntsman International LLC, Senior Unsecured Notes, 4.500% due 5/1/29	24,087
		International Flavors & Fragrances Inc.:
690,000	BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(a)	478,755
		Senior Unsecured Notes:
145,000	BBB-	4.375% due 6/1/47	117,964
100,000	BBB-	5.000% due 9/26/48	89,876
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,695
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	22,524
		LYB International Finance III LLC, Company Guaranteed Notes:
25,000	BBB	4.200% due 10/15/49	19,859
50,000	BBB	4.200% due 5/1/50	39,625
50,000	BBB	3.625% due 4/1/51	35,737
25,000	BBB	3.800% due 10/1/60	17,674
50,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	41,836
400,000	BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	392,229
		Mosaic Co. (The), Senior Unsecured Notes:
25,000	BBB	4.875% due 11/15/41	22,860
25,000	BBB	5.625% due 11/15/43	24,635
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	5.625% due 12/1/40	25,339
25,000	BBB	4.900% due 6/1/43	23,204

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Chemicals - 0.5% - (continued)
$ 25,000		BBB	5.000% due 4/1/49	$23,303
25,000		BBB	3.950% due 5/13/50	19,864
25,000		BBB	5.800% due 3/27/53	26,087
1,615,000		BB+	OCI NV, Company Guaranteed Notes, 6.700% due 3/16/33(a)	1,630,009
			OCP SA, Senior Unsecured Notes:
200,000		BB+	4.500% due 10/22/25(a)	198,112
200,000		BB+	3.750% due 6/23/31(a)	174,345
730,000		BB+	6.750% due 5/2/34(a)	756,849
400,000		BB+	5.125% due 6/23/51(a)	307,958
			Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000		BBB-	1.875% due 5/11/26(a)	255,888
260,000		BBB-	2.875% due 5/11/31(a)	216,503
213,000		BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	208,551
			Sherwin-Williams Co. (The), Senior Unsecured Notes:
50,000		BBB	4.500% due 6/1/47	44,053
25,000		BBB	3.800% due 8/15/49	19,525
25,000		BBB	3.300% due 5/15/50	17,631
25,000		BBB	2.900% due 3/15/52	16,304
1,750,000		BBB+	Solvay Finance America LLC, Company Guaranteed Notes, 5.850% due 6/4/34(a)	1,818,761
			Westlake Corp., Senior Unsecured Notes:
50,000		BBB+	3.125% due 8/15/51	32,864
25,000		BBB+	3.375% due 8/15/61	15,890

			Total Chemicals	8,545,519

Coal - 0.0%@
10,000		BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	10,028

Commercial Services - 0.5%
1,220,000		BBB-	Ashtead Capital Inc., Company Guaranteed Notes, 5.550% due 5/30/33(a)	1,229,208
90,000		A-	Cintas Corp. No 2, Company Guaranteed Notes, 4.000% due 5/1/32	85,957
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,246
			GEO Group Inc. (The):
270,000		B	Company Guaranteed Notes, 10.250% due 4/15/31	295,784
400,000		BB	Senior Secured Notes, 8.625% due 4/15/29	423,391
			Global Payments Inc., Senior Unsecured Notes:
50,000		BBB-	1.200% due 3/1/26	47,794
176,000		BBB-	4.450% due 6/1/28	173,821
44,000		BBB-	3.200% due 8/15/29	40,768
100,000	EUR	BBB-	4.875% due 3/17/31	112,768
97,000		BBB-	2.900% due 11/15/31	84,709
1,500,000		BBB-	5.950% due 8/15/52	1,533,720
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	242,825
42,000		BBB+	2.000% due 8/19/31	35,478
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	9,847
25,000		A-	2.650% due 10/1/26	24,199
50,000		A-	2.850% due 10/1/29	46,316
240,000		A-	2.300% due 6/1/30	213,132
25,000		A-	5.150% due 6/1/34	25,480
25,000		A-	3.250% due 6/1/50	17,933
25,000		A-	5.050% due 6/1/52	24,336
118,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	115,190
260,000		B	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	267,300

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Commercial Services - 0.5% - (continued)
			S&P Global Inc., Company Guaranteed Notes:
$ 50,000		A3(b)	2.450% due 3/1/27	$47,867
25,000		A3(b)	3.700% due 3/1/52	19,727
25,000		A3(b)	2.300% due 8/15/60	13,370
25,000		A3(b)	3.900% due 3/1/62	19,716
240,000		Ba3(b)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	248,400
2,000,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost - $2,263,683, acquired 3/6/24), 4.225% due 4/26/33(e)	2,262,438
			United Rentals North America Inc., Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	45,746
120,000		BB+	3.750% due 1/15/32	107,303
20,000		BB+	6.125% due 3/15/34(a)	20,323
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	657,468
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	24,529

			Total Commercial Services	8,542,089

Computers - 0.2%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	97,848
505,000	EUR	BB	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	535,987
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	98,076
50,000		AA+	2.200% due 9/11/29	45,514
100,000		AA+	4.300% due 5/10/33	100,023
25,000		AA+	4.500% due 2/23/36	25,034
50,000		AA+	2.375% due 2/8/41	36,097
100,000		AA+	3.850% due 5/4/43	86,704
100,000		AA+	3.450% due 2/9/45	80,626
50,000		AA+	4.375% due 5/13/45	46,136
100,000		AA+	3.850% due 8/4/46	84,559
25,000		AA+	3.750% due 9/12/47	20,621
100,000		AA+	2.950% due 9/11/49	70,740
50,000		AA+	2.650% due 5/11/50	32,935
100,000		AA+	2.650% due 2/8/51	65,412
50,000		AA+	2.700% due 8/5/51	32,916
50,000		AA+	3.950% due 8/8/52	42,091
50,000		AA+	2.800% due 2/8/61	31,731
25,000		AA+	2.850% due 8/5/61	16,095
50,000		AA+	4.100% due 8/8/62	42,002
			Dell International LLC/EMC Corp.:
144,000		BBB	Company Guaranteed Notes, 3.450% due 12/15/51	103,464
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	30,532
			DXC Technology Co., Senior Unsecured Notes:
25,000		BBB-	1.800% due 9/15/26	23,638
88,000		BBB-	2.375% due 9/15/28	79,576
			Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000		BBB	5.250% due 7/1/28	252,487
25,000		BBB	5.000% due 10/15/34	24,677
			HP Inc., Senior Unsecured Notes:
25,000		BBB	4.750% due 1/15/28	25,114
25,000		BBB	6.000% due 9/15/41	26,243
			International Business Machines Corp., Senior Unsecured Notes:
100,000		A-	3.300% due 1/27/27	97,641
100,000		A-	1.700% due 5/15/27	93,534
100,000		A-	4.150% due 5/15/39	89,142
100,000		A-	4.000% due 6/20/42	85,016
100,000		A-	4.250% due 5/15/49	84,822

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Computers - 0.2% - (continued)
$ 100,000	A-	2.950% due 5/15/50	$66,648
		Kyndryl Holdings Inc., Senior Unsecured Notes:
750,000	BBB-	2.050% due 10/15/26	712,498
25,000	BBB-	2.700% due 10/15/28	23,014
25,000	BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	21,432

		Total Computers	3,430,625

Cosmetics/Personal Care - 0.1%
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A	4.150% due 3/15/47	20,602
25,000	A	3.125% due 12/1/49	16,983
25,000	A	5.150% due 5/15/53	24,705
560,000	BBB+	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	530,982
		Kenvue Inc., Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	543,758
50,000	A	5.050% due 3/22/53	48,934
25,000	A	5.200% due 3/22/63	24,567
		Procter & Gamble Co. (The), Senior Unsecured Notes:
80,000	AA-	3.000% due 3/25/30	74,698
25,000	AA-	3.600% due 3/25/50	20,159

		Total Cosmetics/Personal Care	1,305,388

Diversified Financial Services - 1.2%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,950,000	BBB+	2.450% due 10/29/26	2,820,933
150,000	BBB+	6.450% due 4/15/27	155,460
150,000	BBB+	5.750% due 6/6/28	154,706
690,000	BBB+	3.000% due 10/29/28	644,475
1,497,000	BBB+	3.300% due 1/30/32	1,328,754
150,000	BBB+	3.400% due 10/29/33	130,467
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(f)	679,435
		Air Lease Corp., Senior Unsecured Notes:
10,000	BBB	3.375% due 7/1/25	9,915
50,000	BBB	1.875% due 8/15/26	47,625
50,000	BBB	2.200% due 1/15/27	47,474
25,000	BBB	5.850% due 12/15/27	25,748
280,000	BBB	5.300% due 2/1/28	284,469
50,000	BBB	2.100% due 9/1/28	45,436
25,000	BBB	3.000% due 2/1/30	22,749
25,000	BBB	3.125% due 12/1/30	22,580
2,500,000	BBB-	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	2,578,132
25,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(f)	25,347
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	95,730
220,000	A-	4.050% due 5/3/29	216,420
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(f)	100,683
100,000	A-	4.050% due 12/3/42	88,142
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	283,210
1,563,000	BBB-	2.528% due 11/18/27(a)	1,453,934
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	214,242
		Capital One Financial Corp.:
		Senior Unsecured Notes:
100,000	BBB	3.750% due 3/9/27	97,798

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Diversified Financial Services - 1.2% - (continued)
$ 50,000		BBB	5.817% (SOFR + 2.600%) due 2/1/34(f)	$51,439
50,000		BBB	6.377% (SOFR + 2.860%) due 6/8/34(f)	53,119
			Subordinated Notes:
50,000		BBB-	3.750% due 7/28/26	49,026
27,000		BBB-	2.359% (SOFR + 1.337%) due 7/29/32(f)	22,204
			Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000		A-	0.900% due 3/11/26	47,713
25,000		A-	1.150% due 5/13/26	23,821
750,000		A-	5.875% due 8/24/26	765,548
50,000		A-	2.450% due 3/3/27	47,806
25,000		A-	3.300% due 4/1/27	24,316
50,000		A-	2.000% due 3/20/28	46,111
25,000		A-	4.000% due 2/1/29	24,472
50,000		A-	5.643% (SOFR + 2.210%) due 5/19/29(f)	51,421
50,000		A-	6.196% (SOFR + 1.878%) due 11/17/29(f)	52,671
25,000		A-	2.900% due 3/3/32	22,074
2,530,000		A-	6.136% (SOFR + 2.010%) due 8/24/34(f)	2,712,163
759,000		A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	860,120
50,000		BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	49,345
			Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000		A-	4.000% due 9/15/27	49,364
50,000		A-	4.350% due 6/15/29	49,462
13,000		A-	2.100% due 6/15/30	11,394
540,000		A-	4.600% due 3/15/33	530,379
25,000		A-	2.650% due 9/15/40	18,303
25,000		A-	4.250% due 9/21/48	21,298
50,000		A-	3.000% due 6/15/50	34,162
110,000		A-	4.950% due 6/15/52	104,571
50,000		A-	3.000% due 9/15/60	31,582
			Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000		BBB	4.850% due 1/15/27	50,128
50,000		BBB	5.875% due 7/21/28	51,568
50,000		BBB	4.150% due 1/23/30	48,189
650,000		NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(d)(h)#	–
1,255,000		BBB-	Marex Group PLC, Senior Unsecured Notes, 6.404% due 11/4/29	1,269,569
			Mastercard Inc., Senior Unsecured Notes:
25,000		A+	3.650% due 6/1/49	19,812
80,000		A+	3.850% due 3/26/50	65,462
25,000		A+	2.950% due 3/15/51	17,240
392,000		BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	404,536
			Nomura Holdings Inc., Senior Unsecured Notes:
200,000		BBB+	1.653% due 7/14/26	189,874
200,000		BBB+	6.070% due 7/12/28	207,707
25,000		BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	24,830
1,000,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost - $1,038,922, acquired 3/8/24), 4.500% due 11/15/26(e)	1,054,556
50,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 3.700% due 8/4/26	48,895
150,000		AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	131,920
			Visa Inc., Senior Unsecured Notes:
210,000		AA-	2.050% due 4/15/30	185,739
25,000		AA-	2.700% due 4/15/40	19,017
260,000		AA-	4.300% due 12/14/45	234,129
25,000		AA-	3.650% due 9/15/47	20,137
50,000		AA-	2.000% due 8/15/50	28,915

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Diversified Financial Services - 1.2% - (continued)
$ 25,000	BBB+	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	$24,579

		Total Diversified Financial Services	21,424,550

Electric - 1.9%
		AEP Texas Inc., Senior Unsecured Notes:
43,000	BBB+	5.400% due 6/1/33	43,476
82,000	BBB+	3.450% due 1/15/50	58,455
41,000	BBB+	3.450% due 5/15/51	28,914
		AEP Transmission Co. LLC, Senior Unsecured Notes:
120,000	BBB+	3.750% due 12/1/47	94,066
109,000	BBB+	3.150% due 9/15/49	76,221
120,000	BBB+	2.750% due 8/15/51	76,946
65,000	BBB+	4.500% due 6/15/52	57,459
		Alabama Power Co., Senior Unsecured Notes:
64,000	A	3.700% due 12/1/47	50,548
60,000	A	3.450% due 10/1/49	44,931
116,000	A	3.125% due 7/15/51	80,616
211,000	A	3.000% due 3/15/52	144,443
		Ameren Illinois Co., 1st Mortgage Notes:
43,000	A	3.250% due 3/15/50	31,069
95,000	A	2.900% due 6/15/51	64,098
150,000	A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	129,829
1,355,000	BBB+	Appalachian Power Co., Senior Unsecured Notes, 5.650% due 4/1/34	1,404,191
		Arizona Public Service Co., Senior Unsecured Notes:
25,000	BBB+	5.550% due 8/1/33	25,607
25,000	BBB+	3.350% due 5/15/50	17,888
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,594
150,000	A	3.750% due 8/15/47	118,239
130,000	A	3.200% due 9/15/49	91,718
67,000	A	2.900% due 6/15/50	44,828
104,000	A	4.550% due 6/1/52	92,510
65,000	A	5.400% due 6/1/53	65,602
25,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	26,967
		CenterPoint Energy Houston Electric LLC:
118,000	A	1st Mortgage Notes, 3.600% due 3/1/52	90,011
129,000	A	General Refinance Mortgage, 4.450% due 10/1/32	126,157
25,000	A	Commonwealth Edison Co., 1st Mortgage Notes, 5.900% due 3/15/36	26,869
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	56,435
40,000	A-	3.950% due 4/1/50	33,302
134,000	A-	5.900% due 11/15/53	144,448
100,000	A-	5.700% due 5/15/54	105,575
25,000	A-	4.625% due 12/1/54	22,386
		Consumers Energy Co., 1st Mortgage Notes:
156,000	A	3.500% due 8/1/51	120,988
53,000	A	2.650% due 8/15/52	34,523
113,000	A	4.200% due 9/1/52	96,814
1,405,000	BBB-	Dominion Energy Inc., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.207%) due 5/15/55(f)	1,443,076
83,000	A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	94,489
180,000	A	DTE Electric Co., General Refinance Mortgage, 3.250% due 4/1/51	130,569
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
454,000	A	3.950% due 11/15/28	444,879
240,000	A	4.950% due 1/15/33	241,708

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Electric - 1.9% - (continued)
$ 25,000		A	6.050% due 4/15/38	$27,263
500,000		A	4.250% due 12/15/41	443,031
105,000		A	3.200% due 8/15/49	74,526
180,000		A	3.550% due 3/15/52	134,799
352,000		A	5.350% due 1/15/53	354,201
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	48,357
50,000		BBB	4.850% due 1/5/27	50,305
1,900,000	EUR	BBB	3.100% due 6/15/28	2,021,533
			Duke Energy Florida LLC, 1st Mortgage Notes:
345,000		A	2.500% due 12/1/29	313,209
233,000		A	1.750% due 6/15/30	200,073
25,000		A	6.400% due 6/15/38	27,884
24,000		A	4.200% due 7/15/48	20,170
26,000		A	5.950% due 11/15/52	28,016
			Duke Energy Ohio Inc., 1st Mortgage Notes:
729,000		A	3.650% due 2/1/29	703,739
20,000		A	5.650% due 4/1/53	20,710
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	124,602
143,000		A	5.250% due 3/15/33	146,645
131,000		A	4.150% due 12/1/44	111,926
67,000		A	2.900% due 8/15/51	44,161
180,000		BBB-	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	195,069
87,000		A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	62,355
			Entergy Louisiana LLC:
			1st Mortgage Notes:
1,330,000		A	5.150% due 9/15/34	1,341,309
25,000		A	2.900% due 3/15/51	16,326
25,000		A	Collateral Trust, 4.200% due 9/1/48	21,024
2,000,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost - $2,227,612, acquired 3/6/24), 4.000% due 10/3/28(e)	2,202,333
1,245,000		BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(a)(f)	1,290,388
			Eversource Energy, Senior Unsecured Notes:
228,000		BBB+	5.450% due 3/1/28	233,237
1,500,000		BBB+	5.500% due 1/1/34	1,525,867
35,000		BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	36,299
			FirstEnergy Corp., Senior Unsecured Notes:
60,000		BBB-	1.600% due 1/15/26	57,729
470,000		BBB-	3.900% due 7/15/27	458,713
240,000		BBB-	4.850% due 7/15/47	213,731
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	26,475
251,000		A+	3.950% due 3/1/48	208,354
122,000		A+	2.875% due 12/4/51	81,745
			Georgia Power Co., Senior Unsecured Notes:
50,000		A	5.004% due 2/23/27	50,578
278,000		A	4.950% due 5/17/33	279,598
660,000		A-	Indianapolis Power & Light Co., 1st Mortgage Notes, 5.700% due 4/1/54(a)	683,814
			MidAmerican Energy Co., 1st Mortgage Notes:
47,000		A	3.100% due 5/1/27	45,613
141,000		A	5.850% due 9/15/54	151,838
167,000		A	5.300% due 2/1/55	166,706
100,000		A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	101,166

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Electric - 1.9% - (continued)
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
$ 200,000	BBB+	4.950% due 1/29/26	$200,781
250,000	BBB+	1.875% due 1/15/27	236,283
50,000	BBB+	2.250% due 6/1/30	43,915
50,000	BBB+	5.050% due 2/28/33	50,227
50,000	BBB+	5.250% due 3/15/34	50,677
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	143,424
218,000	A	2.600% due 6/1/51	138,904
162,000	A	5.100% due 5/15/53	158,932
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	101,464
89,000	BBB+	5.000% due 6/1/33	88,500
66,000	BBB+	4.000% due 6/1/49	52,500
118,000	BBB+	2.900% due 10/1/51	75,470
		Oncor Electric Delivery Co. LLC:
25,000	A+	1st Mortgage Notes, 2.700% due 11/15/51	15,913
		Senior Secured Notes:
50,000	A+	4.550% due 9/15/32	49,219
50,000	A+	5.650% due 11/15/33	52,743
50,000	A+	4.950% due 9/15/52	47,528
		Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	BBB	4.950% due 6/8/25	199,903
500,000	BBB	5.450% due 6/15/27	507,308
89,000	BBB	2.500% due 2/1/31	77,124
136,000	BBB	6.150% due 1/15/33	143,681
179,000	BBB	6.400% due 6/15/33	192,085
211,000	BBB	6.950% due 3/15/34	236,193
100,000	BBB	4.500% due 7/1/40	88,614
150,000	BBB	3.300% due 8/1/40	115,241
50,000	BBB	4.950% due 7/1/50	44,865
90,000	BBB	3.500% due 8/1/50	64,830
55,000	BBB	6.700% due 4/1/53	61,857
		PacifiCorp, 1st Mortgage Notes:
50,000	A	5.450% due 2/15/34	51,102
25,000	A	5.750% due 4/1/37	25,910
		PECO Energy Co., 1st Mortgage Notes:
146,000	A	3.050% due 3/15/51	100,573
174,000	A	4.600% due 5/15/52	159,660
91,000	A	4.375% due 8/15/52	80,090
1,145,000	B	PG&E Corp., Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(f)	1,186,165
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	102,760
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,358
25,000	A+	4.850% due 2/15/34	25,080
25,000	A+	5.250% due 5/15/53	25,211
202,000	A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	198,523
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	189,076
185,000	A	4.900% due 12/15/32	187,783
		San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000	A	3.320% due 4/15/50	164,548
120,000	A	5.350% due 4/1/53	120,121

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Electric - 1.9% - (continued)
			Sempra:
$ 1,485,000		BBB-	Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.354%) due 4/1/55(f)	$1,498,039
25,000		BBB	Senior Unsecured Notes, 3.800% due 2/1/38	21,458
			Southern California Edison Co.:
			1st Mortgage Notes:
225,000		A-	1.200% due 2/1/26	216,214
710,000		A-	5.300% due 3/1/28	724,466
308,000		A-	5.650% due 10/1/28	318,592
299,000		A-	5.950% due 11/1/32	318,973
219,000		A-	5.200% due 6/1/34	221,799
60,000		A-	3.650% due 6/1/51	45,276
55,000		A-	5.875% due 12/1/53	58,159
1,000,000		A-	5.750% due 4/15/54	1,041,934
25,000		A-	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	26,619
425,000		A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	453,814
704,000	EUR	A3(b)	TenneT Holding BV, Senior Unsecured Notes, (Cost - $829,742, acquired 6/7/24), 4.750% due 10/28/42(e)	856,840
126,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	127,348
			Virginia Electric & Power Co., Senior Unsecured Notes:
25,000		BBB+	6.000% due 5/15/37	26,699
52,000		BBB+	2.950% due 11/15/51	34,533
226,000		BBB+	5.700% due 8/15/53	236,112
15,000		BBB+	5.350% due 1/15/54	15,072
2,997,000		BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 3.700% due 1/30/27(a)	2,925,352
			Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000		A	5.375% due 3/30/34	25,633
25,000		A	3.650% due 4/1/50	18,933

			Total Electric	35,522,867

Electrical Components & Equipment - 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	16,618
25,000		A	2.800% due 12/21/51	16,473

			Total Electrical Components & Equipment	33,091

Electronics - 0.1%
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	2.500% due 11/1/26	96,633
100,000		A	1.100% due 3/1/27	93,104
540,000		A	5.000% due 3/1/35	544,883
25,000		A	3.812% due 11/21/47	20,263
50,000		A	2.800% due 6/1/50	33,853
25,000		A	5.250% due 3/1/54	24,895
25,000		A	5.350% due 3/1/64	25,145
440,000		BB+	Sensata Technologies Inc., Company Guaranteed Notes, 6.625% due 7/15/32(a)	449,288

			Total Electronics	1,288,064

Engineering & Construction - 0.0%@
475,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	505,500

Entertainment - 0.3%
1,000,000	EUR	B-	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	1,027,933
90,000		BB-	Caesars Entertainment Inc., Senior Secured Notes, 7.000% due 2/15/30(a)	92,892
1,170,000		BBB-	GENM Capital Labuan Ltd., Company Guaranteed Notes, 3.882% due 4/19/31(a)	1,046,571
			Warnermedia Holdings Inc., Company Guaranteed Notes:
20,000		BBB-	6.412% due 3/15/26	20,000
180,000		BBB-	3.755% due 3/15/27	174,362
610,000		BBB-	4.054% due 3/15/29	577,239

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Entertainment - 0.3% - (continued)
$ 380,000	BBB-	4.279% due 3/15/32	$343,052
50,000	BBB-	5.050% due 3/15/42	42,275
3,451,000	BBB-	5.141% due 3/15/52	2,776,416
160,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	169,125

		Total Entertainment	6,269,865

Environmental Control - 0.0%@
		Republic Services Inc., Senior Unsecured Notes:
66,000	BBB+	3.375% due 11/15/27	64,015
260,000	BBB+	4.875% due 4/1/29	262,492
		Waste Connections Inc., Senior Unsecured Notes:
330,000	BBB+	5.000% due 3/1/34	330,798
25,000	BBB+	3.050% due 4/1/50	17,014
25,000	BBB+	2.950% due 1/15/52	16,688
170,000	A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	129,415

		Total Environmental Control	820,422

Food - 0.2%
100,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	101,088
		General Mills Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 2/10/27	48,574
25,000	BBB	3.000% due 2/1/51	16,700
620,000 GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost - $825,024, acquired 5/29/24), 10.875% due 12/15/27(e)	837,534
		J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000	BBB	4.250% due 3/15/35	23,275
25,000	BBB	6.500% due 11/15/53	28,018
		JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
100,000	BBB-	2.500% due 1/15/27	95,028
50,000	BBB-	4.375% due 2/2/52	39,185
50,000	BBB-	6.500% due 12/1/52	53,020
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BBB	3.000% due 6/1/26	9,759
40,000	BBB	4.250% due 3/1/31	38,881
25,000	BBB	6.875% due 1/26/39	28,407
25,000	BBB	6.500% due 2/9/40	27,599
180,000	BBB	5.200% due 7/15/45	170,553
75,000	BBB	4.375% due 6/1/46	63,482
50,000	BBB	4.875% due 10/1/49	45,104
		Kroger Co. (The), Senior Unsecured Notes:
50,000	BBB	4.650% due 9/15/29	50,140
290,000	BBB	5.000% due 9/15/34	288,391
25,000	BBB	3.875% due 10/15/46	19,767
25,000	BBB	4.450% due 2/1/47	21,564
25,000	BBB	5.400% due 1/15/49	24,857
25,000	BBB	3.950% due 1/15/50	19,985
25,000	BBB	5.500% due 9/15/54	24,802
865,000	BBB	5.650% due 9/15/64	853,344
230,000	A+	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(a)	215,001
70,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	68,998
		Sysco Corp., Company Guaranteed Notes:
50,000	BBB	3.300% due 7/15/26	48,933
25,000	BBB	5.950% due 4/1/30	26,319
25,000	BBB	4.450% due 3/15/48	21,391
25,000	BBB	3.150% due 12/14/51	17,012
25,000	BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	23,502

		Total Food	3,350,213

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Forest Products & Paper - 0.0%@
			International Paper Co., Senior Unsecured Notes:
$ 25,000		BBB	6.000% due 11/15/41	$26,740
25,000		BBB	4.800% due 6/15/44	23,054
25,000		BBB	4.350% due 8/15/48	21,242
			Suzano Austria GmbH, Company Guaranteed Notes:
50,000		BBB-	3.750% due 1/15/31	45,016
670,000		BBB-	3.125% due 1/15/32	568,911

			Total Forest Products & Paper	684,963

Gas - 0.4%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost - $981,982, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(e)	990,639
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	78,835
1,295,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	1,386,758
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,158
52,000		BBB+	1.750% due 10/1/30	44,160
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	1,315,023
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	73,159
161,000		BBB+	5.250% due 3/30/28	163,904
153,000		BBB+	3.600% due 5/1/30	144,521
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	85,494
96,000		BBB+	2.500% due 3/15/31	83,658
2,000,000	EUR	BBB+	Snam SpA, Senior Unsecured Notes, (Cost - $1,829,024, acquired 3/7/24), 0.625% due 6/30/31(e)	1,810,419
1,000,000		A+	Southern California Gas Co., 1st Mortgage Notes, 5.750% due 6/1/53	1,050,515
155,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	158,383
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	75,163

			Total Gas	7,570,789

Healthcare - Products - 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
50,000		AA-	4.750% due 11/30/36	49,576
185,000		AA-	4.900% due 11/30/46	181,578
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	51,889
			Baxter International Inc., Senior Unsecured Notes:
50,000		BBB	1.915% due 2/1/27	47,119
25,000		BBB	3.132% due 12/1/51	16,494
25,000		BBB+	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	23,319
			Danaher Corp., Senior Unsecured Notes:
25,000		A-	2.600% due 10/1/50	15,924
25,000		A-	2.800% due 12/10/51	16,462
25,000		A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	18,820
100,000		BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 6.377% due 11/22/52	113,303
220,000		B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	224,360
			Medtronic Inc., Company Guaranteed Notes:
50,000		A	4.375% due 3/15/35	48,213
50,000		A	4.625% due 3/15/45	46,337
			Solventum Corp., Company Guaranteed Notes:
420,000		BBB-	5.400% due 3/1/29(a)	426,068
430,000		BBB-	5.450% due 3/13/31(a)	436,477
590,000		BBB-	5.600% due 3/23/34(a)	599,239
465,000		BBB-	5.900% due 4/30/54(a)	476,237

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Healthcare - Products - 0.2% - (continued)
		Stryker Corp., Senior Unsecured Notes:
$ 25,000	BBB+	4.625% due 3/15/46	$22,726
25,000	BBB+	2.900% due 6/15/50	17,245
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	138,763
755,000	A-	5.086% due 8/10/33	768,792

		Total Healthcare - Products	3,738,941

Healthcare - Services - 0.8%
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,258
25,000	BBB	4.125% due 11/15/42	20,157
25,000	BBB	4.750% due 3/15/44	21,840
		Centene Corp., Senior Unsecured Notes:
150,000	BBB-	4.250% due 12/15/27	145,167
50,000	BBB-	2.450% due 7/15/28	45,247
250,000	BBB-	4.625% due 12/15/29	239,851
80,000	BBB-	3.375% due 2/15/30	72,108
70,000	BBB-	3.000% due 10/15/30	61,091
50,000	BBB-	2.500% due 3/1/31	42,012
10,000	BBB-	2.625% due 8/1/31	8,366
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	97,388
1,030,000	A-	4.375% due 10/15/28	1,020,726
880,000	A-	4.800% due 8/15/38	833,518
50,000	A-	4.800% due 7/15/46	45,289
25,000	A-	3.875% due 10/15/47	19,474
105,000	A-	4.900% due 12/15/48	95,635
		Senior Unsecured Notes:
20,000	A-	3.200% due 3/15/40	15,362
50,000	A-	3.400% due 3/15/50	35,434
50,000	A-	3.400% due 3/15/51	35,277
25,000	A-	5.600% due 2/15/54	25,091
100,000	A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	98,618
		CommonSpirit Health, Senior Secured Notes:
175,000	AA	3.817% due 10/1/49	137,868
95,000	A-	3.910% due 10/1/50	74,691
205,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	156,734
205,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	170,752
		Elevance Health Inc., Senior Unsecured Notes:
300,000	A	4.100% due 5/15/32	283,920
247,000	A	4.550% due 3/1/48	215,104
25,000	A	3.125% due 5/15/50	17,010
50,000	A	3.600% due 3/15/51	37,109
165,000	A	4.550% due 5/15/52	141,836
116,000	A	6.100% due 10/15/52	123,891
1,020,000	A	5.850% due 11/1/64	1,051,146
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	113,391
		HCA Inc., Company Guaranteed Notes:
216,000	BBB-	5.250% due 6/15/26	216,625
681,000	BBB-	5.200% due 6/1/28	689,171
90,000	BBB-	5.875% due 2/1/29	92,615
104,000	BBB-	4.125% due 6/15/29	100,432

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Healthcare - Services - 0.8% - (continued)
$ 805,000	BBB-	3.500% due 9/1/30	$742,809
25,000	BBB-	5.125% due 6/15/39	23,747
150,000	BBB-	5.500% due 6/15/47	143,764
178,000	BBB-	3.500% due 7/15/51	122,627
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	32,692
		Humana Inc., Senior Unsecured Notes:
20,000	BBB	4.500% due 4/1/25	19,975
107,000	BBB	1.350% due 2/3/27	99,517
270,000	BBB	3.950% due 3/15/27	265,541
50,000	BBB	2.150% due 2/3/32	40,894
25,000	BBB	5.875% due 3/1/33	25,829
25,000	BBB	5.950% due 3/15/34	25,959
30,000	BBB	4.625% due 12/1/42	26,157
20,000	BBB	4.950% due 10/1/44	17,959
25,000	BBB	3.950% due 8/15/49	19,240
25,000	BBB	5.500% due 3/15/53	23,949
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	268,373
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	69,025
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	83,107
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	87,002
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	105,877
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	152,556
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	43,027
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	57,926
200,000	A+	3.450% due 1/15/27	196,400
100,000	A+	2.950% due 10/15/27	96,227
100,000	A+	3.850% due 6/15/28	98,174
50,000	A+	3.875% due 12/15/28	48,940
100,000	A+	4.250% due 1/15/29	99,139
90,000	A+	4.000% due 5/15/29	88,189
50,000	A+	2.000% due 5/15/30	43,738
100,000	A+	2.300% due 5/15/31	86,802
510,000	A+	4.200% due 5/15/32	494,100
50,000	A+	4.500% due 4/15/33	48,812
170,000	A+	5.000% due 4/15/34	170,840
1,245,000	A+	5.150% due 7/15/34	1,267,528
25,000	A+	5.800% due 3/15/36	26,697
50,000	A+	3.500% due 8/15/39	41,526
25,000	A+	2.750% due 5/15/40	18,530
153,000	A+	3.750% due 10/15/47	121,230
65,000	A+	4.250% due 6/15/48	55,379
30,000	A+	4.450% due 12/15/48	26,357
375,000	A+	3.700% due 8/15/49	290,931
20,000	A+	2.900% due 5/15/50	13,274
474,000	A+	3.250% due 5/15/51	335,054
50,000	A+	4.750% due 5/15/52	45,868
50,000	A+	5.050% due 4/15/53	47,866
1,345,000	A+	5.625% due 7/15/54	1,396,390
120,000	A+	3.875% due 8/15/59	91,564
70,000	A+	3.125% due 5/15/60	45,113
115,000	A+	4.950% due 5/15/62	106,582
53,000	A+	5.200% due 4/15/63	51,028

		Total Healthcare - Services	14,577,034

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Home Builders - 0.0%@
$ 10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	$10,038
35,000	BBB	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	36,481

		Total Home Builders	46,519

Household Products/Wares - 0.0%@
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	18,366

Insurance - 1.1%
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	1.125% due 3/15/26	23,953
25,000	A-	3.600% due 4/1/30	23,832
25,000	A-	4.750% due 1/15/49	22,917
1,000,000	A+	Allianz SE, Subordinated Notes, 6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(f)	1,050,498
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	20,562
25,000	BBB+	5.250% due 3/30/33	25,461
25,000	BBB+	4.200% due 12/15/46	21,082
25,000	BBB+	3.850% due 8/10/49	19,885
		American International Group Inc., Senior Unsecured Notes:
50,000	BBB+	5.125% due 3/27/33	50,508
83,000	BBB+	4.750% due 4/1/48	76,611
25,000	BBB+	4.375% due 6/30/50	21,753
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,872
124,000	A-	3.750% due 5/2/29	119,450
288,000	A-	2.800% due 5/15/30	261,035
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	51,187
		Aon North America Inc., Company Guaranteed Notes:
770,000	A-	5.450% due 3/1/34	791,366
50,000	A-	5.750% due 3/1/54	51,850
25,000	BBB+	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,868
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,659
25,000	BBB	3.500% due 5/20/51	18,157
25,000	BBB	5.750% due 3/2/53	25,648
680,000	BBB	6.750% due 2/15/54	791,175
25,000	BBB	5.750% due 7/15/54	25,750
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	22,487
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,332
25,000	A-	3.500% due 1/15/31	22,976
25,000	A-	5.875% due 1/15/34	25,921
50,000	A-	6.250% due 4/1/54	52,678
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	21,111
50,000	AA	2.875% due 3/15/32	44,869
25,000	AA	5.750% due 1/15/40	27,540
25,000	AA	4.400% due 5/15/42	23,529
50,000	AA	4.200% due 8/15/48	43,854
460,000	AA	4.250% due 1/15/49	407,308
50,000	AA	2.850% due 10/15/50	33,574
25,000	AA	2.500% due 1/15/51	15,632
75,000	AA	3.850% due 3/15/52	60,360

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Insurance - 1.1% - (continued)
$ 25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	$23,959
25,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,882
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,689
25,000	BBB-	2.375% due 3/15/31	21,448
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	3.350% due 5/3/26	24,621
25,000	A	1.375% due 9/15/30	21,046
25,000	A	4.150% due 3/13/43	21,905
50,000	A	3.050% due 12/15/61	32,523
750,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	805,538
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,694
760,000	BBB-	CNO Financial Group Inc., Senior Unsecured Notes, 6.450% due 6/15/34	800,934
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(f)	25,599
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	48,802
50,000	BBB+	3.850% due 4/5/29	48,272
25,000	BBB+	6.050% due 9/15/33	26,446
25,000	BBB+	5.750% due 1/15/34	25,943
25,000	BBB+	4.350% due 4/5/42	21,668
25,000	BBB+	4.400% due 4/5/52	21,005
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	24,677
25,000	A-	5.594% due 1/11/33	25,769
17,000	A-	5.000% due 4/20/48	15,919
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,988
25,000	BBB+	3.125% due 10/15/52	16,515
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	BBB+	6.000% due 12/7/33	26,116
25,000	BBB+	6.350% due 3/22/54	26,671
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,005
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	546,504
25,000	BBB	Hanover Insurance Group Inc. (The), Senior Unsecured Notes, 4.500% due 4/15/26	24,837
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	104,699
4,000	BBB+	4.300% due 4/15/43	3,542
1,395,000	A3(b)	Intact Financial Corp., Senior Unsecured Notes, 5.459% due 9/22/32(a)	1,430,784
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	21,729
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,540
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	24,473
25,000	BBB+	3.800% due 3/1/28	24,309
25,000	BBB+	3.050% due 1/15/30	22,884
500,000	BBB+	4.350% due 3/1/48	409,155
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,218
		Manulife Financial Corp., Senior Unsecured Notes:
25,000	A	4.150% due 3/4/26	24,878
25,000	A	5.375% due 3/4/46	25,357
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	23,602
25,000	BBB	5.000% due 4/5/46	22,818

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Insurance - 1.1% - (continued)
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
$ 540,000	A-	2.250% due 11/15/30	$472,659
25,000	A-	5.450% due 3/15/53	25,414
25,000	A-	5.700% due 9/15/53	26,437
		MetLife Inc.:
		Junior Subordinated Notes:
1,500,000	BBB	3.850% (5-Year CMT Index + 3.576%)(f)(g)	1,477,195
540,000	BBB	6.400% due 12/15/36	562,392
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	52,062
25,000	A-	6.375% due 6/15/34	27,630
25,000	A-	5.700% due 6/15/35	26,471
25,000	A-	4.125% due 8/13/42	21,713
25,000	A-	4.875% due 11/13/43	23,750
25,000	A-	4.721% due 12/15/44	23,285
25,000	A-	4.050% due 3/1/45	21,091
50,000	A-	5.000% due 7/15/52	47,835
25,000	A-	5.250% due 1/15/54	24,823
1,090,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(a)	1,107,941
500,000	A-	National Life Insurance Co., Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.314%) due 7/19/68(a)(f)	445,745
750,000	A-	Nippon Life Insurance Co., Subordinated Notes, 2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(f)	646,647
500,000	AA-	Northwestern Mutual Life Insurance Co. (The), Subordinated Notes, 3.625% due 9/30/59(a)	357,720
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	18,630
1,000,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(f)	932,618
1,330,000	A-	Pine Street Trust III, Senior Unsecured Notes, 6.223% due 5/15/54(a)	1,411,242
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,039
25,000	A-	2.125% due 6/15/30	21,897
25,000	A-	5.375% due 3/15/33	25,686
25,000	A-	5.500% due 3/15/53	25,227
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	23,298
50,000	A	3.000% due 3/15/32	44,888
25,000	A	4.950% due 6/15/33	25,331
25,000	A	4.200% due 3/15/48	21,568
25,000	A	3.950% due 3/26/50	20,568
25,000	A	3.700% due 3/15/52	19,458
		Prudential Financial Inc., Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,524
25,000	A	2.100% due 3/10/30	22,261
50,000	A	5.750% due 7/15/33	53,991
25,000	A	5.700% due 12/14/36	26,493
25,000	A	3.000% due 3/10/40	19,056
50,000	A	3.905% due 12/7/47	40,141
25,000	A	3.935% due 12/7/49	20,061
50,000	A	4.350% due 2/25/50	42,925
100,000	A	3.700% due 3/13/51	76,558
540,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	570,729
600,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	616,151
500,000	BBB+	Sammons Financial Group Inc., Senior Unsecured Notes, 4.750% due 4/8/32(a)	467,018
300,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 4.900% due 9/15/44(a)	280,552
555,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	704,548
25,000	BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	19,650

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Insurance - 1.1% - (continued)
			Willis North America Inc., Company Guaranteed Notes:
$ 25,000		BBB+	4.500% due 9/15/28	$24,807
25,000		BBB+	2.950% due 9/15/29	23,008
25,000		BBB+	5.900% due 3/5/54	25,944
25,000		BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	18,342

			Total Insurance	20,447,232

Internet - 0.6%
200,000		A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35(a)	200,600
			Alphabet Inc., Senior Unsecured Notes:
80,000		AA+	1.100% due 8/15/30	67,297
90,000		AA+	1.900% due 8/15/40	61,558
100,000		AA+	2.050% due 8/15/50	59,467
50,000		AA+	2.250% due 8/15/60	29,064
			Amazon.com Inc., Senior Unsecured Notes:
250,000		AA	1.000% due 5/12/26	238,551
260,000		AA	3.300% due 4/13/27	254,159
240,000		AA	1.200% due 6/3/27	222,664
220,000		AA	3.150% due 8/22/27	213,618
130,000		AA	3.450% due 4/13/29	125,928
120,000		AA	1.500% due 6/3/30	102,649
320,000		AA	2.100% due 5/12/31	276,373
360,000		AA	3.600% due 4/13/32	338,587
1,130,000		AA	3.875% due 8/22/37	1,027,156
50,000		AA	2.875% due 5/12/41	38,309
50,000		AA	4.950% due 12/5/44	50,026
200,000		AA	4.050% due 8/22/47	172,809
275,000		AA	2.500% due 6/3/50	173,872
75,000		AA	3.100% due 5/12/51	53,375
75,000		AA	3.950% due 4/13/52	62,551
115,000		AA	4.250% due 8/22/57	99,997
50,000		AA	2.700% due 6/3/60	30,546
50,000		AA	3.250% due 5/12/61	34,656
25,000		AA	4.100% due 4/13/62	20,770
			eBay Inc., Senior Unsecured Notes:
50,000		BBB+	1.400% due 5/10/26	47,736
25,000		BBB+	3.650% due 5/10/51	18,661
1,000,000	EUR	B-	Engineering - Ingegneria Informatica - SpA, Senior Secured Notes, 5.875% due 9/30/26(a)	1,046,787
1,000,000		BB+	MercadoLibre Inc., Company Guaranteed Notes, 3.125% due 1/14/31	873,872
			Meta Platforms Inc., Senior Unsecured Notes:
450,000		AA-	4.750% due 8/15/34	450,053
375,000		AA-	4.450% due 8/15/52	334,869
215,000		AA-	4.650% due 8/15/62	194,211
25,000		A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,168
1,140,000		BBB	Prosus NV, Senior Unsecured Notes, 3.061% due 7/13/31(a)	973,092
1,895,000		BBB-	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	1,850,589
1,200,000	EUR	B	United Group BV, Senior Secured Notes, 6.500% due 10/31/31(a)	1,279,388

			Total Internet	11,049,008

Investment Companies - 0.1%
			Ares Capital Corp., Senior Unsecured Notes:
25,000		BBB	2.150% due 7/15/26	23,818
25,000		BBB	7.000% due 1/15/27	25,900
550,000		BBB	2.875% due 6/15/28	506,774
25,000		BBB	5.875% due 3/1/29	25,391

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Investment Companies - 0.1% - (continued)
		Blackstone Private Credit Fund, Senior Unsecured Notes:
$ 50,000	BBB-	2.625% due 12/15/26	$47,371
50,000	BBB-	3.250% due 3/15/27	47,797
25,000	BBB-	6.250% due 1/25/31(a)	25,606
		Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000	Baa2(b)	2.750% due 9/16/26	23,931
25,000	Baa2(b)	2.850% due 9/30/28	22,850
		Blue Owl Capital Corp., Senior Unsecured Notes:
25,000	BBB-	4.250% due 1/15/26	24,736
25,000	BBB-	3.400% due 7/15/26	24,194
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000	BBB-	4.700% due 2/8/27	24,519
25,000	BBB-	7.750% due 9/16/27	26,225
25,000	BBB-	7.750% due 1/15/29	26,720
		FS KKR Capital Corp., Senior Unsecured Notes:
50,000	Baa3(b)	3.400% due 1/15/26	48,935
25,000	Baa3(b)	3.125% due 10/12/28	22,789
200,000	Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost - $204,022, acquired 3/14/23), 5.250% due 10/13/32(e)	201,828
		Golub Capital BDC Inc., Senior Unsecured Notes:
25,000	BBB-	2.500% due 8/24/26	23,801
25,000	BBB-	6.000% due 7/15/29	25,199

		Total Investment Companies	1,198,384

Iron/Steel - 0.0%@
		ArcelorMittal SA, Senior Unsecured Notes:
25,000	BBB-	7.000% due 10/15/39	27,646
25,000	BBB-	6.750% due 3/1/41	26,841
		Nucor Corp., Senior Unsecured Notes:
25,000	A-	6.400% due 12/1/37	27,889
25,000	A-	3.850% due 4/1/52	19,732
25,000	A-	2.979% due 12/15/55	15,997
25,000	BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	21,575
25,000	BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	17,464
		Vale Overseas Ltd., Company Guaranteed Notes:
25,000	BBB-	6.875% due 11/21/36	27,411
25,000	BBB-	6.875% due 11/10/39	27,306
25,000	BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	24,775

		Total Iron/Steel	236,636

Leisure Time - 0.1%
540,000	BB	NCL Corp., Ltd., Senior Secured Notes, 8.125% due 1/15/29(a)	573,478
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
140,000	BB+	6.250% due 3/15/32(a)	143,146
330,000	BB+	6.000% due 2/1/33(a)	334,354
995,000	B-	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	1,007,189
380,000	B+	Viking Cruises Ltd., Senior Unsecured Notes, 7.000% due 2/15/29(a)	384,059
110,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	107,476

		Total Leisure Time	2,549,702

Lodging - 0.3%
		Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
120,000	BB+	3.625% due 2/15/32(a)	105,901
160,000	BB+	6.125% due 4/1/32(a)	161,699
		Las Vegas Sands Corp., Senior Unsecured Notes:
1,250,000	BB+	2.900% due 6/25/25	1,234,125
110,000	BB+	3.900% due 8/8/29	103,017

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Lodging - 0.3% - (continued)
$ 160,000		BB+	6.000% due 8/15/29	$163,981
1,190,000		BB+	6.200% due 8/15/34	1,223,208
155,000		BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	157,318
210,000		BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 7.625% due 4/17/32(a)	212,309
			Sands China Ltd., Senior Unsecured Notes:
1,150,000		BBB-	5.125% due 8/8/25	1,146,386
550,000		BBB-	2.300% due 3/8/27	510,968
200,000		BBB-	5.400% due 8/8/28	198,204
200,000		BBB-	2.850% due 3/8/29	178,865

			Total Lodging	5,395,981

Machinery - Construction & Mining - 0.0%@
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	1.700% due 1/8/27	189,374
50,000		A	4.500% due 1/8/27	50,180
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	42,378
50,000		A	3.250% due 4/9/50	36,589

			Total Machinery - Construction & Mining	318,521

Machinery - Diversified - 0.1%
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	183,758
			Deere & Co., Senior Unsecured Notes:
40,000		A	3.100% due 4/15/30	37,177
25,000		A	3.900% due 6/9/42	21,648
155,000		A	3.750% due 4/15/50	126,546
			John Deere Capital Corp., Senior Unsecured Notes:
50,000		A	4.750% due 6/8/26	50,311
50,000		A	1.050% due 6/17/26	47,518
100,000		A	1.700% due 1/11/27	94,707
100,000		A	1.750% due 3/9/27	94,405
400,000	EUR	B	Nova Alexandre III SAS, Senior Secured Notes, 8.429% (3-Month EURIBOR + 5.250%) due 7/15/29(a)(f)	409,733
			Otis Worldwide Corp., Senior Unsecured Notes:
80,000		BBB	2.056% due 4/5/25	79,217
29,000		BBB	5.250% due 8/16/28	29,594
210,000		BBB	2.565% due 2/15/30	188,681

			Total Machinery - Diversified	1,363,295

Media - 1.1%
			CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000		BB-	4.750% due 2/1/32(a)	90,066
100,000		BB-	4.500% due 5/1/32	88,432
370,000		BB-	4.500% due 6/1/33(a)	321,233
790,000		BB-	4.250% due 1/15/34(a)	659,340
			Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000		BBB-	6.150% due 11/10/26	102,154
410,000		BBB-	3.750% due 2/15/28	393,748
460,000		BBB-	4.200% due 3/15/28	447,258
650,000		BBB-	5.050% due 3/30/29	644,281
1,425,000		BBB-	6.100% due 6/1/29	1,466,466
330,000		BBB-	2.300% due 2/1/32	266,710
210,000		BBB-	4.400% due 4/1/33	192,136
130,000		BBB-	6.550% due 6/1/34	136,342
50,000		BBB-	6.384% due 10/23/35	51,451
50,000		BBB-	5.375% due 4/1/38	46,117
50,000		BBB-	3.500% due 3/1/42	35,416

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Media - 1.1% - (continued)
$ 560,000	BBB-	5.375% due 5/1/47	$478,694
402,000	BBB-	5.750% due 4/1/48	359,641
415,000	BBB-	5.125% due 7/1/49	340,851
550,000	BBB-	4.800% due 3/1/50	434,583
422,000	BBB-	3.700% due 4/1/51	279,989
896,000	BBB-	3.900% due 6/1/52	610,195
515,000	BBB-	5.250% due 4/1/53	436,446
108,000	BBB-	3.850% due 4/1/61	69,095
101,000	BBB-	3.950% due 6/30/62	65,272
80,000	BBB-	5.500% due 4/1/63	66,871
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.950% due 10/15/25	9,956
80,000	A-	3.150% due 3/1/26	78,764
100,000	A-	2.350% due 1/15/27	95,700
70,000	A-	3.300% due 4/1/27	68,226
1,720,000	A-	4.150% due 10/15/28	1,695,922
90,000	A-	3.400% due 4/1/30	84,638
270,000	A-	4.250% due 10/15/30	263,830
45,000	A-	1.950% due 1/15/31	38,261
188,000	A-	1.500% due 2/15/31	155,658
282,000	A-	4.800% due 5/15/33	280,496
7,000	A-	6.500% due 11/15/35	7,838
25,000	A-	3.200% due 7/15/36	20,866
75,000	A-	3.900% due 3/1/38	65,311
20,000	A-	3.250% due 11/1/39	15,788
20,000	A-	3.750% due 4/1/40	16,778
27,000	A-	4.750% due 3/1/44	24,950
20,000	A-	3.400% due 7/15/46	14,920
30,000	A-	4.000% due 8/15/47	24,505
153,000	A-	3.969% due 11/1/47	123,316
20,000	A-	4.000% due 3/1/48	16,178
43,000	A-	3.999% due 11/1/49	34,681
60,000	A-	3.450% due 2/1/50	43,676
570,000	A-	2.800% due 1/15/51	363,479
149,000	A-	2.887% due 11/1/51	96,379
1,051,000	A-	4.049% due 11/1/52	844,341
389,000	A-	2.937% due 11/1/56	244,333
20,000	A-	4.950% due 10/15/58	18,541
79,000	A-	2.650% due 8/15/62	44,783
600,000	A-	2.987% due 11/1/63	364,411
1,500,000	CCC+	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(a)	1,132,446
50,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.900% due 3/11/26	49,846
		DISH DBS Corp.:
50,000	C	Company Guaranteed Notes, 5.125% due 6/1/29	33,160
60,000	CC	Senior Secured Notes, 5.250% due 12/1/26(a)	55,268
421,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	377,724
		Fox Corp., Senior Unsecured Notes:
40,000	BBB	6.500% due 10/13/33	42,945
290,000	BBB	5.476% due 1/25/39	285,217
		Paramount Global, Senior Unsecured Notes:
42,000	BB+	5.850% due 9/1/43	38,263
43,000	BB+	5.250% due 4/1/44	35,633
34,000	BB+	4.900% due 8/15/44	26,874

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Media - 1.1% - (continued)
$ 50,000		BB+	4.600% due 1/15/45	$38,968
48,000		BB+	4.950% due 5/19/50	38,509
710,000		BB+	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(a)	694,515
290,000		BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	333,151
			Time Warner Cable LLC, Senior Secured Notes:
75,000		BBB-	6.550% due 5/1/37	74,561
255,000		BBB-	7.300% due 7/1/38	268,775
25,000		BBB-	6.750% due 6/15/39	25,319
270,000		BBB-	5.875% due 11/15/40	249,437
1,837,000		BBB-	5.500% due 9/1/41	1,618,597
200,000		A-	TWDC Enterprises 18 Corp., Company Guaranteed Notes, 1.850% due 7/30/26	191,638
			Walt Disney Co. (The), Company Guaranteed Notes:
200,000		A-	3.700% due 3/23/27	197,734
100,000		A-	2.200% due 1/13/28	93,754
100,000		A-	2.650% due 1/13/31	89,736
100,000		A-	6.200% due 12/15/34	111,578
25,000		A-	6.400% due 12/15/35	28,183
30,000		A-	6.650% due 11/15/37	34,504
50,000		A-	3.500% due 5/13/40	41,593
50,000		A-	2.750% due 9/1/49	33,108
100,000		A-	3.600% due 1/13/51	77,441
800,000	EUR	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 3.375% due 2/28/30(a)	765,902

			Total Media	20,323,691

Mining - 0.2%
			Barrick North America Finance LLC, Company Guaranteed Notes:
45,000		BBB+	5.700% due 5/30/41	46,211
225,000		BBB+	5.750% due 5/1/43	233,452
25,000		BBB+	Barrick PD Australia Finance Pty Ltd., Company Guaranteed Notes, 5.950% due 10/15/39	26,291
			BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000		A-	5.250% due 9/8/30	25,723
50,000		A-	5.250% due 9/8/33	51,322
25,000		A-	4.125% due 2/24/42	21,997
165,000		A-	5.000% due 9/30/43	160,721
25,000		A-	5.500% due 9/8/53	25,720
			First Quantum Minerals Ltd.:
200,000		B	Company Guaranteed Notes, 6.875% due 10/15/27(a)	200,442
200,000		B	Secured Notes, 9.375% due 3/1/29(a)	214,443
			Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000		BBB-	4.125% due 3/1/28	24,389
70,000		BBB-	5.400% due 11/14/34	71,117
610,000		BBB-	5.450% due 3/15/43	591,381
1,000,000		BBB+	Glencore Funding LLC, Company Guaranteed Notes, 3.375% due 9/23/51(a)	697,395
25,000		BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	26,550
			Newmont Corp., Company Guaranteed Notes:
61,000		BBB+	2.600% due 7/15/32	52,737
133,000		BBB+	5.875% due 4/1/35	141,064
			Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
50,000		A	5.200% due 11/2/40	50,272
25,000		A	2.750% due 11/2/51	16,253
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000		A	5.000% due 3/9/33	51,107
25,000		A	4.750% due 3/22/42	23,808
25,000		A	4.125% due 8/21/42	21,878

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Mining - 0.2% - (continued)
$ 25,000		A	5.125% due 3/9/53	$24,504
			Southern Copper Corp., Senior Unsecured Notes:
25,000		BBB+	6.750% due 4/16/40	27,365
825,000		BBB+	5.250% due 11/8/42	770,710
50,000		BBB+	5.875% due 4/23/45	50,109
			Yamana Gold Inc., Company Guaranteed Notes:
10,000		BBB-	4.625% due 12/15/27	9,899
25,000		BBB-	2.630% due 8/15/31	21,544

			Total Mining	3,678,404

Miscellaneous Manufacturers - 0.0%@
			3M Co., Senior Unsecured Notes:
50,000		BBB+	2.250% due 9/19/26	47,975
25,000		BBB+	4.000% due 9/14/48	21,110
50,000		BBB+	3.250% due 8/26/49	36,301
25,000		BBB+	3.700% due 4/15/50	19,302
			Eaton Corp., Company Guaranteed Notes:
115,000		A-	4.150% due 11/2/42	101,577
25,000		A-	4.700% due 8/23/52	23,314
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	20,814
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	209,782

			Total Miscellaneous Manufacturers	480,175

Multi-National - 0.3%
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.250% due 1/9/26	199,635
200,000		AAA	4.125% due 1/12/27	199,709
200,000		AAA	2.500% due 11/2/27	191,113
200,000		AAA	3.750% due 4/25/28	197,326
1,000,000	EUR	Baa1(b)	Banque Ouest Africaine de Developpement, Senior Unsecured Notes, (Cost - $871,957, acquired 5/30/24), 2.750% due 1/22/33(e)	892,676
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	200,924
400,000		AAA	3.750% due 11/15/29	392,730
100,000		AAA	4.125% due 2/13/34	99,030
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	2.000% due 7/23/26	192,911
200,000		AAA	1.500% due 1/13/27	189,126
200,000		AAA	4.375% due 2/1/27	200,723
240,000,000	INR	Aaa(b)	7.350% due 10/6/30	2,877,220
500,000		AAA	4.375% due 7/17/34	503,454

			Total Multi-National	6,336,577

Office/Business Equipment - 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	23,144

Oil & Gas - 1.8%
			Aker BP ASA, Senior Unsecured Notes:
2,000,000	EUR	BBB	(Cost - $1,968,247, acquired 3/7/24), 1.125% due 5/12/29(e)	1,940,927
1,860,000		BBB	5.125% due 10/1/34(a)	1,800,416
			Apache Corp., Senior Unsecured Notes:
10,000		BBB-	7.750% due 12/15/29	10,953
159,000		BBB-	4.250% due 1/15/30	151,388
644,000		BBB-	5.100% due 9/1/40	566,770
20,000		BBB-	5.250% due 2/1/42	17,599
102,000		BBB-	4.750% due 4/15/43	83,797
60,000		BBB-	4.250% due 1/15/44	44,150
2,090,000		BBB-	5.350% due 7/1/49	1,790,708

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Oil & Gas - 1.8% - (continued)
$ 278,049	BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	$277,913
		BP Capital Markets America Inc., Company Guaranteed Notes:
70,000	A-	3.410% due 2/11/26	69,130
250,000	A-	3.017% due 1/16/27	242,775
190,000	A-	3.588% due 4/14/27	186,408
110,000	A-	3.633% due 4/6/30	104,860
50,000	A-	4.812% due 2/13/33	49,497
93,000	A-	4.989% due 4/10/34	93,087
1,110,000	A-	5.227% due 11/17/34	1,126,888
50,000	A-	2.772% due 11/10/50	31,996
100,000	A-	2.939% due 6/4/51	65,879
50,000	A-	3.001% due 3/17/52	33,314
50,000	A-	3.379% due 2/8/61	33,991
1,000,000	BBB	BP Capital Markets PLC, Company Guaranteed Notes, 6.450% (5-Year CMT Index + 2.153%)(f)(g)	1,041,862
70,000	AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	66,314
		Chevron USA Inc., Company Guaranteed Notes:
10,000	AA-	3.850% due 1/15/28	9,905
25,000	AA-	2.343% due 8/12/50	15,070
25,000	A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,197
25,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.500% due 2/1/39	28,185
		ConocoPhillips Co., Company Guaranteed Notes:
25,000	A-	5.050% due 9/15/33	25,415
25,000	A-	3.800% due 3/15/52	19,311
50,000	A-	5.300% due 5/15/53	49,175
25,000	A-	5.550% due 3/15/54	25,371
745,000	A-	5.500% due 1/15/55	750,867
50,000	A-	4.025% due 3/15/62	38,735
25,000	A-	5.700% due 9/15/63	25,710
340,000	A-	5.650% due 1/15/65	344,377
		Continental Resources Inc., Company Guaranteed Notes:
180,000	BBB-	2.268% due 11/15/26(a)	170,659
580,000	BBB-	4.375% due 1/15/28	567,822
120,000	BBB-	5.750% due 1/15/31(a)	120,941
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	930,610
150,000	BBB	4.375% due 3/15/29	146,135
		Devon Energy Corp., Senior Unsecured Notes:
32,000	BBB	5.250% due 10/15/27	32,085
142,000	BBB	5.875% due 6/15/28	142,771
129,000	BBB	4.500% due 1/15/30	126,271
25,000	BBB	5.200% due 9/15/34	24,438
485,000	BBB	5.600% due 7/15/41	468,785
10,000	BBB	4.750% due 5/15/42	8,731
640,000	BBB	5.000% due 6/15/45	563,200
		Diamondback Energy Inc., Company Guaranteed Notes:
314,000	BBB	3.250% due 12/1/26	306,057
794,000	BBB	3.500% due 12/1/29	745,922
200,000	BBB	3.125% due 3/24/31	179,862
330,000	BBB	4.400% due 3/24/51	271,997
720,000	BB+	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	514,323
1,490,000	A-	Eni SpA, Senior Unsecured Notes, 5.950% due 5/15/54(a)	1,515,440
		EOG Resources Inc., Senior Unsecured Notes:
210,000	A-	4.375% due 4/15/30	207,128

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Oil & Gas - 1.8% - (continued)
$ 370,000	A-	3.900% due 4/1/35	$338,865
210,000	A-	4.950% due 4/15/50	197,022
1,420,000	A3(b)	5.650% due 12/1/54	1,462,453
		EQT Corp., Senior Unsecured Notes:
554,000	BBB-	3.900% due 10/1/27	541,819
52,000	BBB-	5.700% due 4/1/28	53,231
201,000	BBB-	5.000% due 1/15/29	200,635
200,000	BBB-	3.625% due 5/15/31(a)	182,344
128,000	BBB-	5.750% due 2/1/34	131,075
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	48,789
50,000	AA-	3.250% due 11/18/49	36,431
25,000	AA-	3.700% due 4/6/50	19,777
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	9,960
1,340,000	BBB-	5.375% due 3/15/30	1,331,208
70,000	BBB-	4.750% due 2/1/32	66,665
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	171,614
460,000	AA-	4.227% due 3/19/40	418,580
75,000	AA-	4.114% due 3/1/46	64,004
185,000	AA-	4.327% due 3/19/50	161,461
200,000	AA-	3.452% due 4/15/51	149,543
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	78,122
25,000	A-	Marathon Oil Corp., Senior Unsecured Notes, 6.600% due 10/1/37	28,368
25,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	26,953
		Occidental Petroleum Corp., Senior Unsecured Notes:
740,000	BB+	5.550% due 3/15/26	744,432
90,000	BB+	3.400% due 4/15/26	88,067
140,000	BB+	7.500% due 5/1/31	156,324
75,000	BB+	7.875% due 9/15/31	84,699
50,000	BB+	5.550% due 10/1/34	49,756
50,000	BB+	6.450% due 9/15/36	52,580
25,000	BB+	6.200% due 3/15/40	25,621
90,000	BB+	4.625% due 6/15/45	71,265
50,000	BB+	6.600% due 3/15/46	52,718
690,000	BB+	4.200% due 3/15/48	517,457
700,000	BB+	6.050% due 10/1/54	692,032
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	185,727
140,000	BB	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(a)	141,146
1,760,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,770,245
		Petroleos Mexicanos, Company Guaranteed Notes:
117,000	BBB	6.625% due 6/15/35	96,021
465,000	BBB	6.750% due 9/21/47	333,878
68,000	BBB	6.350% due 2/12/48	46,978
50,000	BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	48,845
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	AA-	1.125% due 1/15/26	28,897
102,000	AA-	5.100% due 3/29/26	102,779
50,000	AA-	1.900% due 8/15/30	43,129
330,000	AA-	2.150% due 1/15/31	285,480
50,000	BB+	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,923
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	333,342

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Oil & Gas - 1.8% - (continued)
			Shell Finance US Inc., Company Guaranteed Notes:
$ 60,000		A+	2.750% due 4/6/30	$54,945
25,000		A+	4.125% due 5/11/35	23,567
90,000		A+	4.550% due 8/12/43	82,382
140,000		A+	4.375% due 5/11/45	123,176
340,000		A+	4.000% due 5/10/46	280,575
50,000		A+	3.750% due 9/12/46	39,861
480,000		A+	3.250% due 4/6/50	345,592
			Shell International Finance BV, Company Guaranteed Notes:
220,000		A+	3.875% due 11/13/28	216,209
50,000		A+	3.000% due 11/26/51	33,821
50,000		A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	34,927
			TotalEnergies Capital SA, Company Guaranteed Notes:
50,000		A+	5.150% due 4/5/34	50,735
100,000		A+	4.724% due 9/10/34	98,759
1,670,000		A+	5.425% due 9/10/64	1,641,098
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,485
1,120,000		BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 5.700% due 9/12/54	1,106,622

			Total Oil & Gas	34,115,131

Oil & Gas Services - 0.0%@
			Halliburton Co., Senior Unsecured Notes:
20,000		BBB+	4.850% due 11/15/35	19,633
100,000		BBB+	5.000% due 11/15/45	94,105
171,000		A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a)	167,434

			Total Oil & Gas Services	281,172

Packaging & Containers - 0.1%
94,000		BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	82,255
1,210,000		B	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.000% due 6/15/27(a)	1,206,291
25,000		BBB-	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34(a)	25,604
1,000,000	EUR	BB-	OI European Group BV, Senior Unsecured Notes, (Cost - $1,151,576, acquired 9/6/24), 6.250% due 5/15/28(e)	1,100,633
			Packaging Corp. of America, Senior Unsecured Notes:
25,000		BBB	5.700% due 12/1/33	26,176
25,000		BBB	3.050% due 10/1/51	16,943
			WRKCo Inc., Company Guaranteed Notes:
50,000		BBB	3.900% due 6/1/28	48,608
25,000		BBB	4.900% due 3/15/29	25,044

			Total Packaging & Containers	2,531,554

Pharmaceuticals - 1.2%
			AbbVie Inc., Senior Unsecured Notes:
20,000		A-	3.800% due 3/15/25	19,946
450,000		A-	2.950% due 11/21/26	437,243
100,000		A-	4.800% due 3/15/27	100,761
400,000		A-	4.800% due 3/15/29	403,617
1,430,000		A-	3.200% due 11/21/29	1,341,154
180,000		A-	4.950% due 3/15/31	182,294
240,000		A-	5.050% due 3/15/34	243,138
551,000		A-	4.550% due 3/15/35	533,482
611,000		A-	4.500% due 5/14/35	588,308
10,000		A-	4.875% due 11/14/48	9,434
355,000		A-	4.250% due 11/21/49	306,258
75,000		A-	5.400% due 3/15/54	76,165
50,000		A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	50,567

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Pharmaceuticals - 1.2% - (continued)
		AstraZeneca PLC, Senior Unsecured Notes:
$ 25,000	A+	4.000% due 9/18/42	$21,750
25,000	A+	4.375% due 11/16/45	22,542
25,000	A+	4.375% due 8/17/48	22,338
25,000	A+	2.125% due 8/6/50	14,449
25,000	A+	3.000% due 5/28/51	17,532
		Becton Dickinson & Co., Senior Unsecured Notes:
17,000	BBB	3.734% due 12/15/24	16,990
243,000	BBB	4.693% due 2/13/28	243,808
27,000	BBB	4.685% due 12/15/44	24,424
25,000	BBB	4.669% due 6/6/47	22,405
25,000	BBB	3.794% due 5/20/50	19,542
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	A	4.900% due 2/22/27	101,149
41,000	A	3.400% due 7/26/29	39,049
493,000	A	5.100% due 2/22/31	503,833
610,000	A	5.200% due 2/22/34	624,681
98,000	A	4.125% due 6/15/39	88,144
50,000	A	3.550% due 3/15/42	40,361
50,000	A	4.350% due 11/15/47	43,486
50,000	A	4.550% due 2/20/48	44,929
100,000	A	4.250% due 10/26/49	85,376
50,000	A	2.550% due 11/13/50	30,800
100,000	A	3.700% due 3/15/52	77,582
160,000	A	5.550% due 2/22/54	165,583
50,000	A	3.900% due 3/15/62	38,057
90,000	A	5.650% due 2/22/64	92,115
		CVS Health Corp., Senior Unsecured Notes:
6,000	BBB	3.875% due 7/20/25	5,960
200,000	BBB	5.000% due 2/20/26	200,285
200,000	BBB	2.875% due 6/1/26	194,390
50,000	BBB	3.625% due 4/1/27	48,722
534,000	BBB	4.300% due 3/25/28	523,851
591,000	BBB	5.000% due 1/30/29	592,792
620,000	BBB	3.750% due 4/1/30	580,186
944,000	BBB	2.125% due 9/15/31	775,458
540,000	BBB	4.780% due 3/25/38	490,778
50,000	BBB	4.125% due 4/1/40	41,435
170,000	BBB	5.125% due 7/20/45	153,002
200,000	BBB	5.050% due 3/25/48	177,380
30,000	BBB	4.250% due 4/1/50	23,527
77,980	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	78,590
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	100,435
595,000	A+	4.700% due 2/9/34	589,825
200,000	A+	4.600% due 8/14/34	197,299
25,000	A+	3.950% due 3/15/49	20,867
25,000	A+	4.875% due 2/27/53	23,969
110,000	A+	5.000% due 2/9/54	107,176
25,000	A+	4.150% due 3/15/59	20,963
25,000	A+	4.950% due 2/27/63	23,868
475,000	A+	5.100% due 2/9/64	461,992
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	55,973

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Pharmaceuticals - 1.2% - (continued)
		Johnson & Johnson, Senior Unsecured Notes:
$ 50,000	AAA	4.950% due 6/1/34	$51,377
340,000	AAA	3.625% due 3/3/37	303,438
50,000	AAA	3.700% due 3/1/46	41,635
25,000	AAA	2.450% due 9/1/60	14,729
		Merck & Co., Inc., Senior Unsecured Notes:
190,000	A+	1.450% due 6/24/30	161,318
25,000	A+	3.900% due 3/7/39	22,056
25,000	A+	3.600% due 9/15/42	20,323
50,000	A+	4.150% due 5/18/43	43,910
50,000	A+	3.700% due 2/10/45	40,510
50,000	A+	4.000% due 3/7/49	41,545
50,000	A+	2.450% due 6/24/50	30,781
390,000	A+	2.750% due 12/10/51	251,695
50,000	A+	5.000% due 5/17/53	48,227
50,000	A+	2.900% due 12/10/61	30,847
100,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.800% due 9/18/29	97,319
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	145,388
140,000	A	1.700% due 5/28/30	120,674
25,000	A	4.000% due 12/15/36	22,920
25,000	A	3.900% due 3/15/39	21,848
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.450% due 5/19/26	199,890
416,000	A	4.750% due 5/19/33	411,776
3,352,000	A	5.300% due 5/19/53	3,316,034
158,000	A	5.340% due 5/19/63	153,521
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	223,396
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB	7.125% due 1/31/25	220,058
1,710,000	BB	3.150% due 10/1/26	1,638,659
720,000	BB	5.125% due 5/9/29	707,003
		Utah Acquisition Sub Inc., Company Guaranteed Notes:
100,000	BBB-	3.950% due 6/15/26	98,495
25,000	BBB-	5.250% due 6/15/46	21,959
2,590,000	BBB-	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	1,858,385
110,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	118,522
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB	4.700% due 2/1/43	23,008
25,000	BBB	3.950% due 9/12/47	20,258

		Total Pharmaceuticals	22,703,519

Pipelines - 1.7%
140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	145,371
935,000	BBB-	Boardwalk Pipelines LP, Company Guaranteed Notes, 3.400% due 2/15/31	851,647
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	44,304
580,000	A	3.302% due 1/15/35(a)	493,018
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
272,000	BBB	5.125% due 6/30/27	274,078
399,000	BBB	3.700% due 11/15/29	378,068
		Cheniere Energy Partners LP, Company Guaranteed Notes:
147,000	BBB-	4.500% due 10/1/29	143,202
143,000	BBB-	4.000% due 3/1/31	134,407
486,000	BBB-	3.250% due 1/31/32	428,198

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Pipelines - 1.7% - (continued)
$ 105,000	BBB-	5.950% due 6/30/33	$109,052
		Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	Baa1(b)	6.036% due 11/15/33(a)	706,530
100,000	Baa1(b)	6.544% due 11/15/53(a)	110,705
10,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	10,530
785,000	BBB-	DT Midstream Inc., Senior Secured Notes, 5.800% due 12/15/34(a)	799,489
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.900% due 11/15/26	102,153
50,000	BBB+	2.500% due 8/1/33	41,188
25,000	BBB+	5.625% due 4/5/34	25,765
50,000	BBB+	3.400% due 8/1/51	35,731
50,000	BBB+	6.700% due 11/15/53	57,294
995,000	BBB+	5.950% due 4/5/54	1,041,035
1,845,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(f)	1,793,854
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	243,641
		Junior Subordinated Notes:
795,000	BB+	6.500% (5-Year CMT Index + 5.694%)(f)(g)	797,353
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(f)(g)	180,621
240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(f)(g)	245,562
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(f)	431,057
		Senior Unsecured Notes:
149,000	BBB	5.500% due 6/1/27	151,633
76,000	BBB	5.550% due 2/15/28	77,844
30,000	BBB	4.950% due 6/15/28	30,219
800,000	BBB	3.750% due 5/15/30	755,153
280,000	BBB	5.550% due 5/15/34	284,609
25,000	BBB	5.800% due 6/15/38	25,506
340,000	BBB	5.300% due 4/1/44	319,754
18,000	BBB	5.300% due 4/15/47	16,713
750,000	BBB	6.250% due 4/15/49	786,503
347,000	BBB	5.000% due 5/15/50	309,832
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,261
100,000	A-	3.950% due 2/15/27	98,801
660,000	A-	4.150% due 10/16/28	650,108
1,550,000	A-	2.800% due 1/31/30	1,419,531
50,000	A-	4.850% due 1/31/34	49,711
150,000	A-	6.650% due 10/15/34	167,871
50,000	A-	4.950% due 2/15/35	49,732
250,000	A-	4.850% due 3/15/44	234,638
25,000	A-	5.100% due 2/15/45	24,252
25,000	A-	4.250% due 2/15/48	21,223
50,000	A-	4.800% due 2/1/49	45,928
50,000	A-	4.200% due 1/31/50	42,406
130,000	A-	3.700% due 1/31/51	99,469
25,000	A-	3.200% due 2/15/52	17,465
50,000	A-	3.300% due 2/15/53	35,132
670,000	A-	5.550% due 2/16/55	684,057
180,000	A-	3.950% due 1/31/60	138,517
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(f)	57,815
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	28,119

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Pipelines - 1.7% - (continued)
		Kinder Morgan Inc., Company Guaranteed Notes:
$ 560,000	BBB	5.000% due 2/1/29	$564,291
50,000	BBB	5.550% due 6/1/45	48,868
25,000	BBB	5.200% due 3/1/48	23,256
55,000	BBB	3.250% due 8/1/50	37,005
132,000	BBB	3.600% due 2/15/51	94,787
25,000	BBB	5.450% due 8/1/52	24,081
		MPLX LP, Senior Unsecured Notes:
10,000	BBB	4.875% due 6/1/25	10,001
100,000	BBB	1.750% due 3/1/26	96,294
100,000	BBB	4.125% due 3/1/27	98,842
850,000	BBB	4.800% due 2/15/29	850,437
130,000	BBB	4.500% due 4/15/38	117,558
330,000	BBB	4.700% due 4/15/48	285,228
100,000	BBB	5.500% due 2/15/49	96,720
50,000	BBB	4.950% due 3/14/52	44,522
445,000	BB	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	456,359
224,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	220,311
		ONEOK Inc.:
		Company Guaranteed Notes:
120,000	BBB	5.550% due 11/1/26	121,623
200,000	BBB	5.800% due 11/1/30	208,658
165,000	BBB	6.050% due 9/1/33	173,880
25,000	BBB	5.050% due 11/1/34	24,651
25,000	BBB	5.150% due 10/15/43	23,543
100,000	BBB	5.200% due 7/15/48	92,690
25,000	BBB	4.850% due 2/1/49	21,868
50,000	BBB	3.950% due 3/1/50	38,383
25,000	BBB	4.500% due 3/15/50	20,772
105,000	BBB	6.625% due 9/1/53	116,782
200,000	BBB	Senior Unsecured Notes, 5.000% due 3/1/26	200,519
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,661
250,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	249,262
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	518,960
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
321,000	BBB+	5.000% due 3/15/27	322,538
140,000	BBB+	4.200% due 3/15/28	137,883
284,000	BBB+	5.900% due 9/15/37	295,238
1,490,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29(a)	1,478,912
188,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	216,190
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	21,463
1,030,000	B+	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	975,842
		Targa Resources Corp., Company Guaranteed Notes:
222,000	BBB	6.150% due 3/1/29	233,180
130,000	BBB	4.200% due 2/1/33	121,241
100,000	BBB	6.500% due 2/15/53	110,050
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB	6.500% due 7/15/27	50,558
200,000	BBB	5.000% due 1/15/28	199,189
20,000	BBB	6.875% due 1/15/29	20,490
188,000	BBB	5.500% due 3/1/30	190,322
639,000	BBB	4.875% due 2/1/31	626,352
40,000	BBB	4.000% due 1/15/32	37,076

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Pipelines - 1.7% - (continued)
$ 690,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	$625,209
25,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	23,944
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
785,000	BBB	7.850% due 2/1/26	806,308
237,000	BBB	4.000% due 3/15/28	232,195
238,000	BBB	4.600% due 3/15/48	208,131
110,000	BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	95,832
		Venture Global LNG Inc., Senior Secured Notes:
725,000	BB	9.500% due 2/1/29(a)	810,345
330,000	BB	7.000% due 1/15/30(a)	337,729
		Western Midstream Operating LP, Senior Unsecured Notes:
10,000	BBB-	3.100% due 2/1/25	9,966
100,000	BBB-	4.650% due 7/1/26	99,585
630,000	BBB-	4.050% due 2/1/30	598,700
115,000	BBB-	5.250% due 2/1/50	102,793
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	56,165
280,000	BBB	7.750% due 6/15/31	320,478
116,000	BBB	8.750% due 3/15/32	140,692

		Total Pipelines	30,759,063

Private Equity - 0.0%@
		Brookfield Finance Inc., Company Guaranteed Notes:
100,000	A-	4.250% due 6/2/26	99,410
50,000	A-	3.900% due 1/25/28	48,964
25,000	A-	4.850% due 3/29/29	25,082
50,000	A-	5.968% due 3/4/54	53,101
25,000	A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	18,070

		Total Private Equity	244,627

Real Estate Investment Trusts (REITs) - 1.0%
		Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000	BBB+	3.950% due 1/15/27	24,624
25,000	BBB+	3.950% due 1/15/28	24,468
25,000	BBB+	4.500% due 7/30/29	24,643
25,000	BBB+	1.875% due 2/1/33	19,669
25,000	BBB+	4.750% due 4/15/35	24,123
50,000	BBB+	3.550% due 3/15/52	36,026
25,000	BBB+	5.625% due 5/15/54	25,182
		American Homes 4 Rent LP, Senior Unsecured Notes:
25,000	BBB	4.250% due 2/15/28	24,616
25,000	BBB	3.625% due 4/15/32	22,752
25,000	BBB	5.500% due 2/1/34	25,453
		American Tower Corp., Senior Unsecured Notes:
200,000	BBB	1.600% due 4/15/26	191,810
200,000	BBB	3.650% due 3/15/27	195,464
243,000	BBB	5.800% due 11/15/28	251,717
186,000	BBB	3.800% due 8/15/29	178,292
100,000	BBB	2.100% due 6/15/30	86,732
137,000	BBB	1.875% due 10/15/30	116,096
106,000	BBB	2.700% due 4/15/31	93,144
47,000	BBB	2.300% due 9/15/31	39,893
		AvalonBay Communities Inc., Senior Unsecured Notes:
25,000	A-	3.300% due 6/1/29	23,696
25,000	A-	2.300% due 3/1/30	22,234

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Real Estate Investment Trusts (REITs) - 1.0% - (continued)
$ 25,000		A-	5.000% due 2/15/33	$25,230
25,000		A-	5.300% due 12/7/33	25,618
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	24,497
25,000		BBB	3.400% due 6/21/29	23,159
25,000		BBB	3.250% due 1/30/31	22,217
25,000		BBB	2.450% due 10/1/33	19,655
25,000		BBB	6.500% due 1/15/34	26,741
950,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.300% due 3/15/28	1,003,409
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,363
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	24,880
			Crown Castle Inc., Senior Unsecured Notes:
200,000		BBB	1.050% due 7/15/26	188,556
200,000		BBB	4.000% due 3/1/27	196,848
159,000		BBB	5.000% due 1/11/28	160,094
263,000		BBB	3.800% due 2/15/28	255,028
69,000		BBB	3.100% due 11/15/29	63,559
183,000		BBB	2.250% due 1/15/31	155,735
141,000		BBB	2.100% due 4/1/31	118,557
130,000		BBB	2.500% due 7/15/31	111,539
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	24,277
25,000		BBB	2.500% due 2/15/32	21,308
560,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost - $447,599, acquired 3/30/23), 0.625% due 7/15/31(e)	497,049
25,000		BBB	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,594
			EPR Properties, Senior Unsecured Notes:
1,025,000		BBB-	3.750% due 8/15/29	953,544
500,000		BBB-	3.600% due 11/15/31	441,963
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB	1.550% due 3/15/28	117,791
183,000		BBB	2.000% due 5/15/28	167,542
333,000		BBB	3.200% due 11/18/29	309,557
270,000		BBB	2.500% due 5/15/31	234,685
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,310
25,000		A-	4.150% due 12/1/28	24,667
25,000		A-	3.000% due 7/1/29	23,343
25,000		A-	2.500% due 2/15/30	22,478
25,000		A-	1.850% due 8/1/31	21,068
2,165,000		BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,870,502
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,451
25,000		BBB+	4.000% due 3/1/29	24,223
256,000		BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	263,976
25,000		BBB+	Federal Realty OP LP, Senior Unsecured Notes, 1.250% due 2/15/26	23,964
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
187,000		BBB-	5.300% due 1/15/29	187,268
267,000		BBB-	4.000% due 1/15/30	250,961
265,000		BBB-	4.000% due 1/15/31	244,523
86,000		BBB-	3.250% due 1/15/32	75,183
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	22,467
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	21,667
246,000		BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	224,577

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Real Estate Investment Trusts (REITs) - 1.0% - (continued)
			Kilroy Realty LP, Company Guaranteed Notes:
$ 25,000		BBB-	4.250% due 8/15/29	$23,762
25,000		BBB-	2.650% due 11/15/33	19,690
			Kimco Realty OP LLC, Company Guaranteed Notes:
25,000		BBB+	3.800% due 4/1/27	24,548
25,000		BBB+	3.200% due 4/1/32	22,436
25,000		BBB+	4.600% due 2/1/33	24,348
25,000		A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	25,091
			NNN REIT Inc., Senior Unsecured Notes:
124,000		BBB+	3.100% due 4/15/50	83,637
268,000		BBB+	3.500% due 4/15/51	191,723
			Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000		BBB-	4.750% due 1/15/28	24,838
1,525,000		BBB-	3.625% due 10/1/29	1,423,598
1,250,000		BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	1,006,316
			Prologis LP, Senior Unsecured Notes:
25,000		A	4.875% due 6/15/28	25,329
297,000		A	2.250% due 4/15/30	262,921
25,000		A	4.625% due 1/15/33	24,742
25,000		A	5.125% due 1/15/34	25,297
25,000		A	5.000% due 3/15/34	25,069
25,000		A	5.250% due 6/15/53	24,674
			Public Storage Operating Co., Company Guaranteed Notes:
25,000		A	1.850% due 5/1/28	22,978
25,000		A	3.385% due 5/1/29	23,815
25,000		A	2.250% due 11/9/31	21,352
25,000		A	5.100% due 8/1/33	25,423
			Realty Income Corp., Senior Unsecured Notes:
57,000		A-	3.100% due 12/15/29	52,988
74,000		A-	3.250% due 1/15/31	67,828
184,000		A-	5.125% due 2/15/34	185,095
270,000	EUR	A-	5.125% due 7/6/34	322,984
			Regency Centers LP, Company Guaranteed Notes:
25,000		BBB+	3.600% due 2/1/27	24,444
25,000		BBB+	5.250% due 1/15/34	25,376
2,000,000		BBB-	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	2,002,379
210,000		BB-	Service Properties Trust, Company Guaranteed Notes, 8.375% due 6/15/29	208,749
			Simon Property Group LP, Senior Unsecured Notes:
25,000		A-	3.300% due 1/15/26	24,648
50,000		A-	3.375% due 6/15/27	48,743
50,000		A-	3.375% due 12/1/27	48,588
50,000		A-	1.750% due 2/1/28	45,988
50,000		A-	2.450% due 9/13/29	45,371
50,000		A-	2.650% due 7/15/30	44,862
25,000		A-	2.200% due 2/1/31	21,599
25,000		A-	2.250% due 1/15/32	21,235
25,000		A-	2.650% due 2/1/32	21,671
25,000		A-	5.500% due 3/8/33	25,897
25,000		A-	6.250% due 1/15/34	27,081
50,000		A-	3.250% due 9/13/49	35,518
25,000		A-	3.800% due 7/15/50	19,370
25,000		BBB	Sun Communities Operating LP, Company Guaranteed Notes, 5.500% due 1/15/29	25,321

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Real Estate Investment Trusts (REITs) - 1.0% - (continued)
		UDR Inc., Company Guaranteed Notes:
$ 25,000	BBB+	3.000% due 8/15/31	$22,375
25,000	BBB+	2.100% due 8/1/32	20,413
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,479
25,000	BBB+	4.400% due 1/15/29	24,629
25,000	BBB+	3.000% due 1/15/30	22,853
25,000	BBB+	4.875% due 4/15/49	22,721
312,000	BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	310,413
160,000	BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	156,880
750,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 4.750% due 9/17/44(a)	622,323
		Welltower OP LLC, Company Guaranteed Notes:
25,000	BBB+	2.700% due 2/15/27	24,084
25,000	BBB+	2.050% due 1/15/29	22,510
25,000	BBB+	4.125% due 3/15/29	24,440
25,000	BBB+	3.100% due 1/15/30	23,031
25,000	BBB+	2.750% due 1/15/31	22,200
25,000	BBB+	2.750% due 1/15/32	21,750
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	24,110
25,000	BBB	4.000% due 3/9/52	19,916

		Total Real Estate Investment Trusts (REITs)	18,170,706

Retail - 0.5%
50,000	BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	50,730
		Costco Wholesale Corp., Senior Unsecured Notes:
560,000	A+	1.375% due 6/20/27	520,733
160,000	A+	1.600% due 4/20/30	137,997
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,828
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,215
350,000	BB	Gap Inc. (The), Company Guaranteed Notes, 3.875% due 10/1/31(a)	308,152
240,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(a)	243,308
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	201,476
290,000	A	1.375% due 3/15/31	238,905
290,000	A	3.250% due 4/15/32	263,986
50,000	A	5.875% due 12/16/36	54,215
70,000	A	3.300% due 4/15/40	56,684
50,000	A	5.950% due 4/1/41	54,362
25,000	A	4.200% due 4/1/43	22,022
25,000	A	4.875% due 2/15/44	23,921
25,000	A	4.400% due 3/15/45	22,439
50,000	A	4.250% due 4/1/46	43,633
70,000	A	3.900% due 6/15/47	57,594
50,000	A	4.500% due 12/6/48	45,013
50,000	A	3.125% due 12/15/49	35,443
230,000	A	3.350% due 4/15/50	169,642
50,000	A	2.375% due 3/15/51	30,027
50,000	A	2.750% due 9/15/51	32,479
50,000	A	3.625% due 4/15/52	38,442
25,000	A	4.950% due 9/15/52	23,980
25,000	A	3.500% due 9/15/56	18,525
525,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	425,080
		Lowe’s Cos., Inc., Senior Unsecured Notes:
200,000	BBB+	2.500% due 4/15/26	194,706

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Retail - 0.5% - (continued)
$805,000	BBB+	3.650% due 4/5/29	$773,456
70,000	BBB+	4.500% due 4/15/30	69,356
284,000	BBB+	1.700% due 10/15/30	240,400
91,000	BBB+	2.625% due 4/1/31	80,300
50,000	BBB+	4.050% due 5/3/47	40,619
50,000	BBB+	3.000% due 10/15/50	32,881
25,000	BBB+	4.250% due 4/1/52	20,536
50,000	BBB+	5.625% due 4/15/53	50,671
25,000	BBB+	4.450% due 4/1/62	20,654
1,120,000	BB+	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 3/15/30(a)	1,078,489
		McDonald’s Corp., Senior Unsecured Notes:
30,000	BBB+	1.450% due 9/1/25	29,302
10,000	BBB+	3.700% due 1/30/26	9,915
100,000	BBB+	3.500% due 3/1/27	97,812
60,000	BBB+	3.500% due 7/1/27	58,574
100,000	BBB+	3.600% due 7/1/30	94,942
25,000	BBB+	4.700% due 12/9/35	24,491
25,000	BBB+	6.300% due 3/1/38	27,703
50,000	BBB+	4.875% due 12/9/45	46,856
50,000	BBB+	4.450% due 3/1/47	43,985
25,000	BBB+	4.450% due 9/1/48	21,886
70,000	BBB+	3.625% due 9/1/49	53,212
425,000	BBB+	4.200% due 4/1/50	354,588
25,000	BBB+	5.150% due 9/9/52	24,214
25,000	BBB+	5.450% due 8/14/53	25,113
480,000	BB	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	458,802
620,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	583,337
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	50,712
25,000	BBB+	3.750% due 12/1/47	19,255
25,000	BBB+	4.500% due 11/15/48	21,859
25,000	BBB+	4.450% due 8/15/49	21,657
25,000	BBB+	3.350% due 3/12/50	17,708
25,000	BBB+	3.500% due 11/15/50	18,454
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	49,219
25,000	A	4.000% due 7/1/42	21,793
25,000	A	3.625% due 4/15/46	19,754
50,000	A	2.950% due 1/15/52	33,638
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	81,463
40,000	AA	1.800% due 9/22/31	34,101
100,000	AA	4.100% due 4/15/33	97,492
25,000	AA	6.200% due 4/15/38	28,366
25,000	AA	3.950% due 6/28/38	23,160
25,000	AA	5.625% due 4/15/41	27,080
25,000	AA	2.500% due 9/22/41	18,059
25,000	AA	3.625% due 12/15/47	20,167
50,000	AA	4.050% due 6/29/48	43,369
25,000	AA	2.950% due 9/24/49	17,767
50,000	AA	2.650% due 9/22/51	32,780
50,000	AA	4.500% due 4/15/53	46,171

		Total Retail	8,457,655

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Semiconductors - 0.6%
		Analog Devices Inc., Senior Unsecured Notes:
$ 25,000	A-	2.800% due 10/1/41	$18,399
25,000	A-	2.950% due 10/1/51	16,959
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	48,797
25,000	A	5.850% due 6/15/41	26,893
25,000	A	4.350% due 4/1/47	22,232
100,000	BBB	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	98,520
		Broadcom Inc.:
		Company Guaranteed Notes:
377,000	BBB	4.150% due 11/15/30	364,660
200,000	BBB	3.500% due 2/15/41(a)	160,188
100,000	BBB	3.750% due 2/15/51(a)	76,892
		Senior Unsecured Notes:
170,000	BBB	4.150% due 4/15/32(a)	161,391
316,000	BBB	3.469% due 4/15/34(a)	278,830
1,054,000	BBB	3.137% due 11/15/35(a)	877,184
10,000	BBB	3.187% due 11/15/36(a)	8,225
108,000	BBB	4.926% due 5/15/37(a)	104,854
725,000	BB	Entegris Inc., Senior Secured Notes, 4.750% due 4/15/29(a)	703,294
320,000	BBB	Foundry JV Holdco LLC, Senior Secured Notes, 5.875% due 1/25/34(a)	321,761
		Intel Corp., Senior Unsecured Notes:
50,000	BBB+	2.600% due 5/19/26	48,495
370,000	BBB+	1.600% due 8/12/28	329,640
170,000	BBB+	5.125% due 2/10/30	172,099
104,000	BBB+	3.734% due 12/8/47	74,496
50,000	BBB+	3.250% due 11/15/49	32,507
210,000	BBB+	4.750% due 3/25/50	175,847
230,000	BBB+	3.050% due 8/12/51	142,555
50,000	BBB+	4.900% due 8/5/52	42,501
50,000	BBB+	5.700% due 2/10/53	47,765
810,000	BBB+	5.600% due 2/21/54	768,512
108,000	BBB+	5.050% due 8/5/62	91,794
64,000	BBB+	5.900% due 2/10/63	62,300
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	254,149
271,000	A-	5.250% due 7/15/62	269,981
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	23,557
25,000	A-	3.125% due 6/15/60	16,361
25,000	BBB-	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	25,830
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	4.975% due 2/6/26	25,036
50,000	BBB-	4.185% due 2/15/27	49,412
25,000	BBB-	5.375% due 4/15/28	25,479
25,000	BBB-	4.663% due 2/15/30	24,704
100,000	BBB-	5.875% due 2/9/33	104,550
25,000	BBB-	5.875% due 9/15/33	26,161
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,414
510,000	AA-	3.500% due 4/1/50	401,725
160,000	AA-	3.700% due 4/1/60	125,535

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Semiconductors - 0.6% - (continued)
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
$ 90,000	BBB+	2.700% due 5/1/25	$89,146
50,000	BBB+	3.875% due 6/18/26	49,400
296,000	BBB+	2.500% due 5/11/31	255,923
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,068
25,000	A	4.800% due 5/20/45	23,471
50,000	A	4.300% due 5/20/47	43,287
25,000	A	3.250% due 5/20/50	18,051
25,000	A	4.500% due 5/20/52	22,055
25,000	A	6.000% due 5/20/53	27,280
2,500,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 2.170% due 11/25/26(a)	2,367,018
2,130,000	BBB	SK Hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	2,148,060
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	78,024
25,000	A+	3.875% due 3/15/39	22,261
50,000	A+	4.150% due 5/15/48	42,903
66,000	A+	5.000% due 3/14/53	63,995
62,000	A+	5.050% due 5/18/63	59,475

		Total Semiconductors	12,003,901

Shipbuilding - 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	123,792

Software - 0.3%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	44,971
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	478,959
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	82,443
350,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	365,093
25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	25,626
		Fidelity National Information Services Inc., Senior Unsecured Notes:
50,000	BBB	1.150% due 3/1/26	47,836
25,000	BBB	1.650% due 3/1/28	22,706
25,000	BBB	3.100% due 3/1/41	18,945
		Fiserv Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 7/1/26	48,877
25,000	BBB	5.450% due 3/2/28	25,576
25,000	BBB	5.375% due 8/21/28	25,547
25,000	BBB	4.200% due 10/1/28	24,549
100,000	BBB	3.500% due 7/1/29	94,882
25,000	BBB	2.650% due 6/1/30	22,359
50,000	BBB	4.400% due 7/1/49	43,276
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	23,153
25,000	A-	5.125% due 9/15/28	25,600
25,000	A-	1.650% due 7/15/30	21,416
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	49,208
157,000	AAA	2.525% due 6/1/50	101,997
50,000	AAA	2.500% due 9/15/50	32,030
168,000	AAA	2.921% due 3/17/52	117,589
50,000	AAA	4.500% due 2/6/57	47,680
142,000	AAA	3.041% due 3/17/62	96,306
		Oracle Corp., Senior Unsecured Notes:
1,070,000	BBB	1.650% due 3/25/26	1,028,972
100,000	BBB	2.650% due 7/15/26	97,022

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Software - 0.3% - (continued)
$ 60,000		BBB	4.650% due 5/6/30	$59,939
600,000		BBB	2.875% due 3/25/31	535,423
46,000		BBB	6.250% due 11/9/32	49,831
238,000		BBB	4.300% due 7/8/34	224,609
267,000		BBB	3.850% due 7/15/36	235,605
479,000		BBB	3.800% due 11/15/37	412,558
95,000		BBB	6.500% due 4/15/38	105,004
88,000		BBB	5.375% due 7/15/40	87,760
76,000		BBB	4.000% due 7/15/46	61,186
91,000		BBB	4.000% due 11/15/47	72,701
348,000		BBB	3.600% due 4/1/50	257,527
350,000		BBB	5.375% due 9/27/54	340,296
55,000		BBB	4.375% due 5/15/55	45,612
100,000		BBB	3.850% due 4/1/60	73,050
			Roper Technologies Inc., Senior Unsecured Notes:
25,000		BBB+	2.950% due 9/15/29	23,080
25,000		BBB+	1.750% due 2/15/31	20,839
25,000		BBB+	4.900% due 10/15/34	24,555
			Salesforce Inc., Senior Unsecured Notes:
140,000		A+	2.700% due 7/15/41	102,824
50,000		A+	2.900% due 7/15/51	33,767
25,000		A+	3.050% due 7/15/61	16,330
50,000		BBB	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	48,985
			Workday Inc., Senior Unsecured Notes:
25,000		BBB	3.500% due 4/1/27	24,432
25,000		BBB	3.700% due 4/1/29	24,075

			Total Software	5,892,606

Telecommunications - 1.3%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB	1.700% due 3/25/26	192,517
220,000		BBB	4.250% due 3/1/27	218,572
960,000		BBB	2.300% due 6/1/27	908,260
50,000		BBB	1.650% due 2/1/28	45,651
55,000		BBB	4.350% due 3/1/29	54,432
242,000		BBB	2.750% due 6/1/31	214,789
180,000		BBB	2.550% due 12/1/33	148,395
83,000		BBB	5.400% due 2/15/34	85,356
25,000		BBB	5.250% due 3/1/37	25,159
25,000		BBB	4.900% due 8/15/37	24,222
25,000		BBB	4.850% due 3/1/39	23,953
50,000		BBB	5.350% due 9/1/40	49,829
80,000		BBB	5.550% due 8/15/41	81,196
73,000		BBB	4.350% due 6/15/45	62,498
382,000		BBB	4.750% due 5/15/46	347,605
238,000		BBB	4.500% due 3/9/48	207,426
270,000		BBB	3.500% due 9/15/53	193,142
1,572,000		BBB	3.550% due 9/15/55	1,118,338
72,000		BBB	3.800% due 12/1/57	53,037
432,000		BBB	3.650% due 9/15/59	305,895
18,000		BBB	3.850% due 6/1/60	13,216
900,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost - $1,225,883, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(e)(f)	1,225,380
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,482

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Telecommunications - 1.3% - (continued)
$ 50,000		AA-	5.900% due 2/15/39	$54,414
50,000		AA-	5.500% due 1/15/40	52,285
50,000		AA-	5.300% due 2/26/54	51,291
25,000		AA-	5.350% due 2/26/64	25,475
800,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	698,269
50,000		CCC+	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	41,437
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	24,515
25,000		BBB+	4.375% due 11/15/57	20,581
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	53,020
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	82,645
37,000		BBB	2.750% due 5/24/31	32,544
26,000		BBB	5.600% due 6/1/32	27,078
570,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	585,870
670,000	EUR	BB+	Optics Bidco SpA, Senior Secured Notes, 1.625% due 1/18/29	654,474
			Rogers Communications Inc., Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	96,694
690,000		BBB-	5.300% due 2/15/34	690,848
			Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
164,375		A1(b)	4.738% due 3/20/25(a)	164,182
1,400,000		A1(b)	5.152% due 3/20/28(a)	1,408,971
330,000	EUR	BB	Telecom Italia SpA, Senior Unsecured Notes, (Cost - $319,222, acquired 3/6/24), 1.625% due 1/18/29(e)	326,032
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	139,166
1,000,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost - $1,127,383, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(e)(f)(g)	1,142,025
			T-Mobile USA Inc., Company Guaranteed Notes:
170,000		BBB	3.500% due 4/15/25	169,120
40,000		BBB	2.250% due 2/15/26	38,821
200,000		BBB	2.625% due 4/15/26	194,645
172,000		BBB	3.750% due 4/15/27	168,534
110,000		BBB	2.625% due 2/15/29	101,011
300,000		BBB	3.375% due 4/15/29	282,919
830,000		BBB	3.875% due 4/15/30	793,208
100,000		BBB	2.550% due 2/15/31	87,440
80,000		BBB	2.875% due 2/15/31	71,055
1,930,000		BBB	3.500% due 4/15/31	1,782,356
290,000		BBB	2.250% due 11/15/31	245,353
330,000		BBB	2.700% due 3/15/32	285,221
599,000		BBB	5.050% due 7/15/33	601,045
110,000		BBB	5.150% due 4/15/34	110,946
200,000		BBB	4.375% due 4/15/40	180,191
60,000		BBB	3.000% due 2/15/41	44,803
110,000		BBB	3.300% due 2/15/51	77,418
100,000		BBB	3.400% due 10/15/52	71,018
			Verizon Communications Inc., Senior Unsecured Notes:
100,000		BBB+	2.625% due 8/15/26	97,268
200,000		BBB+	4.125% due 3/16/27	198,207
37,000		BBB+	4.016% due 12/3/29	35,917
640,000		BBB+	3.150% due 3/22/30	592,471
138,000		BBB+	1.680% due 10/30/30	115,975
255,000		BBB+	1.750% due 1/20/31	213,396
505,000		BBB+	2.550% due 3/21/31	441,694
281,000		BBB+	2.355% due 3/15/32	237,198

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Telecommunications - 1.3% - (continued)
$ 114,000		BBB+	5.050% due 5/9/33	$115,397
1,410,000		BBB+	4.500% due 8/10/33	1,363,120
20,000		BBB+	4.400% due 11/1/34	19,059
964,000		BBB+	4.780% due 2/15/35(a)	940,321
301,000		BBB+	5.850% due 9/15/35	318,070
21,000		BBB+	4.272% due 1/15/36	19,461
10,000		BBB+	5.250% due 3/16/37	10,047
333,000		BBB+	2.650% due 11/20/40	237,635
50,000		BBB+	3.400% due 3/22/41	39,461
100,000		BBB+	4.125% due 8/15/46	83,424
10,000		BBB+	4.862% due 8/21/46	9,344
20,000		BBB+	5.500% due 3/16/47	20,541
140,000		BBB+	4.000% due 3/22/50	112,725
210,000		BBB+	2.875% due 11/20/50	136,874
150,000		BBB+	3.550% due 3/22/51	111,581
69,000		BBB+	2.987% due 10/30/56	43,702
100,000		BBB+	3.000% due 11/20/60	62,024
200,000		B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	176,396
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,727
25,000		BBB	4.875% due 6/19/49	22,537
50,000		BBB	4.250% due 9/17/50	40,427
50,000		BBB	5.750% due 6/28/54	50,222
25,000		BBB	5.875% due 6/28/64	25,055
935,000	EUR	Ba3(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	1,050,681

			Total Telecommunications	24,276,227

Toys/Games/Hobbies - 0.1%
1,250,000		BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	1,254,225

Transportation - 0.2%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000		AA-	4.150% due 12/15/48	298,450
52,000		AA-	3.050% due 2/15/51	36,020
174,000		AA-	2.875% due 6/15/52	115,488
			Canadian National Railway Co., Senior Unsecured Notes:
25,000		A-	3.200% due 8/2/46	18,544
25,000		A-	3.650% due 2/3/48	19,916
25,000		A-	4.450% due 1/20/49	22,511
			Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000		BBB+	4.300% due 5/15/43	22,026
25,000		BBB+	4.700% due 5/1/48	22,942
25,000		BBB+	3.500% due 5/1/50	18,806
270,000		BBB+	3.100% due 12/2/51	186,945
			CSX Corp., Senior Unsecured Notes:
25,000		BBB+	4.100% due 11/15/32	23,939
25,000		BBB+	4.750% due 5/30/42	23,553
25,000		BBB+	3.800% due 11/1/46	20,167
25,000		BBB+	4.750% due 11/15/48	23,145
25,000		BBB+	3.350% due 9/15/49	18,494
25,000		BBB+	3.800% due 4/15/50	20,002
25,000		BBB+	3.950% due 5/1/50	20,397
25,000		BBB+	4.500% due 11/15/52	22,295
25,000		BBB+	4.500% due 8/1/54	22,119
25,000		BBB+	4.250% due 11/1/66	20,288

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.1% - (continued)
Transportation - 0.2% - (continued)
		FedEx Corp., Company Guaranteed Notes:
$ 25,000	BBB	3.250% due 5/15/41	$19,009
25,000	BBB	4.100% due 4/15/43	20,839
25,000	BBB	5.100% due 1/15/44	23,799
25,000	BBB	4.100% due 2/1/45	20,495
25,000	BBB	4.750% due 11/15/45	22,342
50,000	BBB	4.550% due 4/1/46	43,447
25,000	BBB	4.400% due 1/15/47	21,197
25,000	BBB	4.050% due 2/15/48	20,117
25,000	BBB	4.950% due 10/17/48	22,897
24,000	BBB	5.250% due 5/15/50	23,091
		Norfolk Southern Corp., Senior Unsecured Notes:
146,000	BBB+	2.550% due 11/1/29	132,688
166,000	BBB+	2.300% due 5/15/31	144,506
188,000	BBB+	3.942% due 11/1/47	152,598
52,000	BBB+	3.155% due 5/15/55	34,985
100,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,335
		Union Pacific Corp., Senior Unsecured Notes:
60,000	A-	2.150% due 2/5/27	57,215
403,000	A-	2.800% due 2/14/32	358,229
884,000	A-	2.891% due 4/6/36	736,457
35,000	A-	4.300% due 3/1/49	30,573
188,000	A-	3.250% due 2/5/50	135,702
45,000	A-	2.950% due 3/10/52	30,208
144,000	A-	3.500% due 2/14/53	107,655
320,000	A-	3.839% due 3/20/60	244,320
10,000	A-	3.750% due 2/5/70	7,227
		United Parcel Service Inc., Senior Unsecured Notes:
100,000	A	2.400% due 11/15/26	96,359
50,000	A	4.875% due 3/3/33	50,455
50,000	A	5.150% due 5/22/34	51,187
25,000	A	6.200% due 1/15/38	27,716
25,000	A	4.250% due 3/15/49	21,609
25,000	A	3.400% due 9/1/49	18,733
25,000	A	5.300% due 4/1/50	25,270

		Total Transportation	3,778,307

Trucking & Leasing - 0.1%
1,070,000	B+	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,106,144
		GATX Corp., Senior Unsecured Notes:
25,000	BBB	5.400% due 3/15/27	25,356
25,000	BBB	3.850% due 3/30/27	24,496
25,000	BBB	4.700% due 4/1/29	24,935
25,000	BBB	4.000% due 6/30/30	23,920
25,000	BBB	3.500% due 6/1/32	22,458
25,000	BBB	5.450% due 9/15/33	25,717
25,000	BBB	6.900% due 5/1/34	28,125
		Total Trucking & Leasing	1,281,151

		TOTAL CORPORATE BONDS & NOTES (Cost - $536,474,428)	542,168,181

MORTGAGE-BACKED SECURITIES - 27.2%
FHLMC - 8.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,525,045		4.500% due 4/1/29 - 12/1/52	2,438,460

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 27.2% - (continued)
FHLMC - 8.1% - (continued)
$ 22,873,933	5.500% due 1/1/30 - 1/1/54	$22,959,060
22,375,471	3.000% due 3/1/31 - 6/1/52	19,773,480
6,338,058	1.500% due 5/1/31 - 12/1/50	5,172,912
26,676,555	2.500% due 11/1/31 - 5/1/52	22,573,333
10,306,934	3.500% due 4/1/33 - 6/1/52	9,528,178
7,221,502	5.000% due 12/1/34 - 7/1/53	7,128,390
35,111,108	2.000% due 3/1/36 - 5/1/52	28,780,507
16,046,675	4.000% due 4/1/38 - 5/1/54	15,270,502
10,107,821	6.000% due 5/1/38 - 9/1/54	10,280,762
4,707	7.000% due 3/1/39	4,929
4,875,873	6.500% due 9/1/39 - 9/1/54	5,022,708
76,470	2.333% (5-Year CMT Index + 1.287%) due 3/1/47(f)	72,275
238,423	2.955% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(f)	238,464
409,414	3.007% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.627%) due 11/1/48(f)	395,536
98,137	3.105% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(f)	96,700
534,737	2.642% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.634%) due 12/1/50(f)	500,854

	Total FHLMC	150,237,050

FNMA - 11.4%
	Federal National Mortgage Association (FNMA):
9,848,748	4.000% due 5/1/25 - 6/1/57	9,289,782
19,917,716	3.500% due 11/1/25 - 6/1/52	18,254,782
8,939,386	5.500% due 3/1/26 - 9/1/56	8,977,489
60,486,477	2.500% due 11/1/27 - 6/1/62	51,488,539
28,073,199	3.000% due 12/1/27 - 9/1/61	24,993,705
24,589,027	4.500% due 3/1/29 - 8/1/58	23,723,231
9,937,374	5.000% due 3/1/29 - 7/1/53	9,800,452
6,179,756	1.500% due 6/1/31 - 8/1/51	5,138,541
42,529	6.527% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(f)	42,923
4,695,471	6.000% due 8/1/34 - 9/1/54	4,784,770
7,478	6.973% (1-Year Treasury Average Rate + 1.920%) due 10/1/35(f)	7,658
2,454	6.879% (1-Year Treasury Average Rate + 1.830%) due 11/1/35(f)	2,515
6,388	6.991% (1-Year Treasury Average Rate + 1.949%) due 11/1/35(f)	6,544
51,801,605	2.000% due 6/1/36 - 4/1/52	42,595,421
6,714	7.000% due 4/1/37	6,789
100,000	3.870% due 5/1/37	92,037
35,377	6.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(f)	35,521
1,363,381	6.500% due 9/1/37 - 7/1/54	1,407,943
1,350,000	2.000% due 12/1/39 - 12/1/54(i)	1,167,857
425,000	2.500% due 12/1/39(i)	391,412
675,000	3.000% due 12/1/39(i)	635,356
1,560,000	3.500% due 12/1/39(i)	1,494,394
775,000	4.000% due 12/1/39(i)	753,188
225,000	2.500% due 12/1/54(i)	188,191
500,000	5.000% due 12/1/54(i)	490,673
3,125,000	5.500% due 12/1/54(i)	3,121,653
1,925,000	6.000% due 12/1/54(i)	1,947,829
1,600,000	6.500% due 12/1/54(i)	1,638,166

	Total FNMA	212,477,361

GNMA - 7.7%
	Government National Mortgage Association (GNMA):
10,952	6.000% due 12/15/33 - 6/15/37	11,204
245,026	5.000% due 10/15/34 - 9/15/40	246,530
17,471	5.500% due 5/15/37 - 6/15/38	17,947

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 27.2% - (continued)
GNMA - 7.7% - (continued)
$ 26,476	6.500% due 1/15/38 - 10/15/38	$27,458
37,230	4.500% due 3/15/41	36,787
313,612	4.000% due 6/15/41 - 11/15/45	304,813
151,652	3.000% due 9/15/42 - 10/15/42	137,960
92,155	3.500% due 6/15/48 - 5/15/50	85,644
	Government National Mortgage Association II (GNMA):
4,199,509	6.000% due 7/20/37 - 2/20/54	4,294,293
9,121,558	4.500% due 1/20/40 - 5/20/53	8,856,115
23,877,088	5.000% due 7/20/40 - 11/20/54	23,571,368
7,490,397	4.000% due 11/20/40 - 11/20/52	7,082,265
17,413,520	3.000% due 1/20/43 - 4/20/53	15,467,747
15,348,033	3.500% due 6/20/43 - 12/20/52	14,100,136
22,235,822	2.500% due 9/20/50 - 5/20/52	18,992,972
13,768,416	2.000% due 10/20/50 - 4/20/52	11,272,591
18,708,351	5.500% due 11/20/52 - 9/20/54	18,754,222
3,228,050	6.500% due 9/20/53 - 1/20/54	3,322,786
900,000	2.500% due 12/20/54(i)	769,053
1,000,000	5.500% due 12/20/54(i)	1,001,094
12,390,000	6.000% due 12/20/54(i)	12,521,644
3,255,000	6.500% due 12/20/54(i)	3,309,928
	Total GNMA	144,184,557

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $528,773,314)	506,898,968

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.3%
U.S. GOVERNMENT AGENCIES - 0.2%
2,720,000	Federal Farm Credit Banks Funding Corp., 3.500% due 2/28/39	2,382,814
	Federal Home Loan Banks:
635,000	0.920% due 2/26/27	590,206
690,000	2.490% due 3/26/40	505,152
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(j)	461,963
595,000	zero coupon due 5/15/30(j)	470,899

	Total U.S. GOVERNMENT AGENCIES	4,411,034

U.S. GOVERNMENT OBLIGATIONS - 23.1%
	U.S. Treasury Bonds:
2,370,000	5.000% due 5/15/37	2,553,212
2,835,000	4.375% due 2/15/38	2,874,646
1,500,000	1.125% due 8/15/40	945,029
620,000	1.375% due 11/15/40	405,059
6,000,000	1.875% due 2/15/41	4,238,203
2,270,000	3.125% due 11/15/41	1,924,002
1,435,000	2.375% due 2/15/42	1,075,970
180,000	3.250% due 5/15/42	153,970
1,115,000	3.375% due 8/15/42	968,046
2,320,000	4.000% due 11/15/42	2,194,711
100,000	3.125% due 2/15/43	83,125
3,975,000	3.875% due 2/15/43	3,687,123
10,335,000	3.875% due 5/15/43	9,568,151
502,500	3.625% due 8/15/43	447,716
935,000	4.375% due 8/15/43	925,417
10,310,000	3.750% due 11/15/43	9,332,564
920,000	4.750% due 11/15/43	954,608
1,125,000	3.625% due 2/15/44	997,515

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.3% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.1% - (continued)
$ 1,830,000	4.500% due 2/15/44	$1,835,433
23,005,000	4.625% due 5/15/44	23,439,938
415,000	3.125% due 8/15/44	339,489
120,000	4.125% due 8/15/44	114,263
1,375,000	3.000% due 11/15/44	1,099,355
245,000	2.875% due 8/15/45	190,870
1,412,500	3.000% due 11/15/45	1,121,834
3,490,000	2.500% due 2/15/46	2,525,751
1,110,000	2.875% due 11/15/46	854,136
3,723,000	3.000% due 2/15/47	2,921,101
3,425,000	3.000% due 5/15/47	2,682,604
880,000	2.750% due 8/15/47	657,198
1,040,000	3.000% due 2/15/48	810,611
995,000	3.375% due 11/15/48	826,511
1,560,000	3.000% due 2/15/49	1,209,914
510,000	2.875% due 5/15/49	385,618
9,390,000	2.250% due 8/15/49	6,224,726
2,960,000	2.000% due 2/15/50	1,843,988
4,600,000	1.250% due 5/15/50	2,353,098
7,525,000	1.375% due 8/15/50	3,963,999
4,315,000	1.625% due 11/15/50	2,428,283
2,003,000	1.875% due 2/15/51	1,202,269
4,040,000	2.375% due 5/15/51	2,730,314
3,310,000	2.000% due 8/15/51	2,041,921
2,871,000	1.875% due 11/15/51	1,711,161
2,989,000	2.250% due 2/15/52	1,953,592
280,000	2.875% due 5/15/52	210,339
1,472,000	3.000% due 8/15/52	1,135,510
2,814,000	4.000% due 11/15/52	2,623,341
5,776,000	3.625% due 2/15/53	5,035,273
420,000	3.625% due 5/15/53	366,516
904,000	4.125% due 8/15/53	862,737
6,075,000	4.750% due 11/15/53(k)(l)	6,429,304
5,833,000	4.250% due 2/15/54	5,697,228
9,545,000	4.625% due 5/15/54	9,925,309
7,925,000	4.250% due 8/15/54	7,752,879
800,000	4.500% due 11/15/54	816,813
1,513,712	U.S. Treasury Inflation Indexed Notes, 1.125% due 1/15/33	1,425,420
	U.S. Treasury Notes:
620,000	0.375% due 12/31/25	594,292
5,045,000	4.250% due 12/31/25	5,040,073
375,000	0.375% due 1/31/26	358,301
9,385,000	4.000% due 2/15/26	9,352,372
4,214,000	0.500% due 2/28/26	4,022,065
4,995,000	4.625% due 3/15/26	5,015,487
1,759,000	3.750% due 4/15/26	1,746,976
236,000	0.750% due 4/30/26	224,721
1,183,000	3.625% due 5/15/26	1,172,649
150,000	4.875% due 5/31/26	151,313
1,324,000	4.500% due 7/15/26	1,329,405
10,000	3.750% due 8/31/26	9,920
1,270,000	4.625% due 9/15/26	1,278,806
1,605,000	4.625% due 10/15/26	1,617,038

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.3% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.1% - (continued)
$ 7,500,000	4.125% due 10/31/26	$7,490,039
1,064,000	4.625% due 11/15/26	1,072,479
2,000,000	4.000% due 1/15/27	1,993,203
6,000,000	4.125% due 2/15/27	5,994,258
770,000	1.875% due 2/28/27	732,583
8,000,000	4.250% due 3/15/27	8,016,562
6,000,000	2.500% due 3/31/27	5,783,906
2,000,000	4.500% due 4/15/27	2,015,586
3,000,000	2.750% due 4/30/27	2,905,430
2,000,000	4.500% due 5/15/27	2,016,328
6,000,000	2.625% due 5/31/27	5,786,250
2,000,000	4.625% due 6/15/27	2,023,711
1,000,000	4.375% due 7/15/27	1,006,172
765,000	2.750% due 7/31/27	738,419
5,270,000	3.750% due 8/15/27	5,219,873
2,160,000	3.125% due 8/31/27	2,104,186
4,000,000	3.375% due 9/15/27	3,922,969
2,000,000	3.875% due 10/15/27	1,986,953
1,343,000	4.125% due 10/31/27	1,343,682
4,000,000	4.125% due 11/15/27	4,001,406
2,500,000	3.875% due 11/30/27	2,483,301
2,000,000	3.875% due 12/31/27	1,986,258
581,000	4.875% due 10/31/28	596,733
235,000	1.500% due 11/30/28	212,579
6,000	4.375% due 11/30/28	6,058
2,815,000	3.750% due 12/31/28	2,776,899
6,374,000	4.000% due 1/31/29	6,346,736
7,505,000	4.250% due 2/28/29	7,545,603
415,000	2.375% due 3/31/29	386,671
6,010,000	4.125% due 3/31/29	6,013,404
5,000,000	4.625% due 4/30/29	5,104,199
2,000,000	4.500% due 5/31/29	2,033,086
4,000,000	4.250% due 6/30/29	4,024,375
1,000,000	4.000% due 7/31/29	995,957
30,285,000	3.625% due 8/31/29	29,687,581
17,515,000	3.500% due 9/30/29	17,065,494
285,000	3.875% due 9/30/29	282,172
8,960,000	4.125% due 10/31/29	8,975,050
2,687,000	3.875% due 11/30/29	2,659,868
500,000	4.125% due 11/30/29	501,113
3,431,000	3.625% due 3/31/30	3,352,797
1,556,000	3.750% due 5/31/30	1,528,466
1,545,000	4.875% due 10/31/30	1,605,653
2,362,000	4.375% due 11/30/30	2,393,278
1,000,000	3.750% due 12/31/30	980,273
5,830,000	4.000% due 1/31/31	5,790,716
6,000,000	1.125% due 2/15/31	5,041,523
1,345,000	4.250% due 2/28/31	1,353,932
5,000,000	4.125% due 3/31/31	4,999,023
1,000,000	4.625% due 5/31/31	1,027,832
800,000	4.250% due 6/30/31	805,531
1,000,000	4.125% due 7/31/31	999,648
20,000	1.250% due 8/15/31	16,650

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.3% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.1% - (continued)
$ 130,000		3.750% due 8/31/31	$127,083
6,250,000		3.625% due 9/30/31	6,063,477
1,000,000		4.125% due 10/31/31	999,688
7,230,000		4.125% due 11/30/31	7,228,306
270,000		2.875% due 5/15/32	248,052
5,000,000		2.750% due 8/15/32	4,539,160
4,063,000		4.125% due 11/15/32	4,057,333
1,447,000		3.875% due 8/15/33	1,414,475
3,294,000		4.500% due 11/15/33	3,370,302
4,875,000		4.000% due 2/15/34	4,802,241
1,000,000		4.375% due 5/15/34	1,013,828
5,045,000		3.875% due 8/15/34	4,916,904
9,370,000		4.250% due 11/15/34	9,413,190
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(j)	676,529

		Total U.S. GOVERNMENT OBLIGATIONS	429,594,153

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $458,438,114)	434,005,187

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
690,000	AAA(c)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.803% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(f)	680,238
601,320	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	667,583
2,174,196	AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	2,175,827
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.617% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(f)	371,924
61,594	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 5.352% (1-Month Term SOFR + 0.764%) due 6/25/29(f)	52,167
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 5.929% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(f)	500,505
615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 6.579% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(f)	616,763
769,792	AAA(c)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	762,755
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(a)	940,859
196,235	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	185,185
930,000	Aaa(b)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 6.406% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(f)	936,320
12,611	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 6.623% due 7/25/34(f)	12,158
1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	1,018,738
560,000	A-(c)	BANK5 Trust, Series 2024-5YR6, Class C, 7.199% due 5/15/57(f)	578,027
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(f)	274,505
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	597,666
5,425,676	AAA	Series 2023-C20, Class XA, 1.069% due 7/15/56(f)(m)	279,906
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	195,468
2,157,242	Aa1(b)	Series 2021-B28, Class XA, 1.375% due 8/15/54(f)(m)	127,171
1,520,000	NR	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, zero coupon (1.360% - 3-Month Term SOFR) due 1/22/38(a)(n)	1,521,943
560,000	Aaa(b)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 6.417% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(f)	564,633
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 6.301% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(f)	650,812
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(f)	253,217
		BRAVO Residential Funding Trust:
525,472	AAA(c)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(f)	522,991
267,577	AAA(c)	Series 2024-NQM1, Class A1, step bond to yield, 5.943% due 12/1/63(a)	269,369
588,676	AAA(c)	Series 2024-NQM5, Class A1, step bond to yield, 5.803% due 6/25/64(a)	592,926
		BX Commercial Mortgage Trust:
845,506	Aaa(b)	Series 2021-CIP, Class A, 5.644% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(f)	843,864
210,000	A3(b)	Series 2021-XL2, Class D, 6.120% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(f)	208,927
340,000	A2(b)	Series 2024-BIO2, Class D, 7.970% due 8/13/41(a)(f)	337,905
910,000	BB-(c)	Series 2024-KING, Class E, 8.297% (1-Month Term SOFR + 3.688%) due 5/15/34(a)(f)	907,872
422,707	Aaa(b)	Series 2024-XL5, Class A, 6.001% (1-Month Term SOFR + 1.392%) due 3/15/41(a)(f)	424,428

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 1,215,000		BBB-(c)	BX Mortgage Trust, Series 2021-PAC, Class D, 6.022% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(f)	$1,202,440
			BX Trust:
220,000		BBB-	Series 2021-ARIA, Class D, 6.619% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(f)	218,848
287,412		AAA	Series 2021-RISE, Class A, 5.471% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(f)	286,127
237,453		Aaa(b)	Series 2022-IND, Class A, 6.100% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(f)	237,793
901,000		Aaa(b)	Series 2022-VAMF, Class A, 5.459% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(f)	898,086
969,000		A3(b)	Series 2024-BIO, Class C, 7.249% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(f)	966,452
242,500		NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	231,374
940,000		AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	842,066
1,020,000		AAA	CarVal CLO XI C Ltd., Series 2024-3A, Class A1, 5.961% (3-Month Term SOFR + 1.390%) due 10/20/37(a)(f)	1,027,293
3,545,000		NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,573,599
320,000		Aaa(b)	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631% due 2/10/50	302,059
181,039		BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 4.972% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(f)	176,751
			CIM Trust:
704,447		NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(f)	648,457
405,530		NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(f)	359,243
1,521,951		NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(f)	1,362,654
753,660		NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(f)	685,566
941,849		NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(f)	839,697
1,816,819		NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(f)	1,508,667
2,064,095		NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(f)	1,967,512
1,808,881		NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(f)	1,799,137
758,159		AAA(c)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(f)	752,237
900,000	EUR	B+	Cirsa Finance International Sarl, 10.375% due 11/30/27(a)	1,003,173
			Citigroup Commercial Mortgage Trust:
128,278		Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	126,069
1,550,000		AA-(c)	Series 2015-GC29, Class B, 3.758% due 4/10/48(f)	1,511,364
285,000		Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	271,017
578,328		Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	560,184
500,000		Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	475,471
1,073,600		Aaa(b)	Series 2017-C4, Class A3, 3.209% due 10/12/50	1,028,126
153,784		Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	151,690
12,886,451		AA+	Series 2019-C7, Class XA, 0.972% due 12/15/72(f)(m)	431,730
769,309		AAA(c)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(f)	632,314
			Commercial Mortgage Trust:
190,000		BB-(c)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(f)	175,657
210,000		A-(c)	Series 2014-CR21, Class C, 4.747% due 12/10/47(f)	208,361
165,000		Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	157,890
			Connecticut Avenue Securities Trust:
620,000		NR	Series 2020-R01, Class 1B1, 8.099% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(f)	642,474
1,110,000		BBB	Series 2022-R04, Class 1M2, 7.834% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(f)	1,155,566
254,333		A-	Series 2022-R07, Class 1M1, 7.675% (30-Day Average SOFR + 2.950%) due 6/25/42(a)(f)	262,361
260,000		BBB-	Series 2022-R08, Class 1M2, 8.334% (30-Day Average SOFR + 3.600%) due 7/25/42(a)(f)	275,144
1,220,000		BBB	Series 2023-R05, Class 1M2, 7.825% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(f)	1,280,178
270,000		BBB-	Series 2023-R06, Class 1M2, 7.434% (30-Day Average SOFR + 2.700%) due 7/25/43(a)(f)	280,834
410,000		BBB	Series 2024-R01, Class 1M2, 6.534% (30-Day Average SOFR + 1.800%) due 1/25/44(a)(f)	414,079
			Credit Suisse Commercial Mortgage Capital Trust:
484,436		AAA(c)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(f)	436,680
126,813		AAA(c)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(f)	109,175
728,348		AAA(c)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(f)	695,285
1,485,490		NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,497,681
			CSAIL Commercial Mortgage Trust:
310,000		Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(f)	300,228

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	$157,912
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	270,743
565,609	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(a)	547,745
		CyrusOne Data Centers Issuer I LLC:
2,935,000	A-	Series 2023-2A, Class A2, 5.560% due 11/20/48(a)	2,940,547
3,000,000	A-	Series 2024-1A, Class A2, 4.760% due 3/22/49(a)	2,920,658
		DBJPM Mortgage Trust:
350,000	A-(c)	Series 2016-C1, Class B, 4.195% due 5/10/49(f)	325,025
163,157	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	157,999
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.144% due 6/10/37(a)(f)	2,055,942
280,000	Aaa(b)	DLLMT LLC, Series 2024-1A, Class A4, 4.980% due 4/20/32(a)	282,826
1,750,000	AAA(c)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,523,042
1,434,527	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(a)	1,456,138
177,085	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.938% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(f)	177,324
640,000	Aaa(b)	DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.038% due 1/15/41(a)(f)	653,650
370,000	AAA	Elevation CLO Ltd., Series 2021-13A, Class A1, 6.108% (3-Month Term SOFR + 1.452%) due 7/15/34(a)(f)	371,081
900,000	AAA	Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 6.137% (3-Month Term SOFR + 1.520%) due 4/20/37(a)(f)	906,592
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 6.856% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(f)	759,336
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
35,503	NR	Series 334, Class S7, 1.180% (5.986% - 30-Day Average SOFR) due 8/15/44(m)(n)	3,864
55,105	NR	Series 353, Class S1, 1.080% (5.886% - 30-Day Average SOFR) due 12/15/46(m)(n)	5,362
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
5,088	NR	Series 3451, Class SB, 1.110% (5.916% - 30-Day Average SOFR) due 5/15/38(m)(n)	397
31,458	NR	Series 3621, Class SB, 1.310% (6.116% - 30-Day Average SOFR) due 1/15/40(m)(n)	2,475
272,614	NR	Series 3947, Class SG, 1.030% (5.836% - 30-Day Average SOFR) due 10/15/41(m)(n)	26,157
9,778	NR	Series 3973, Class SA, 1.570% (6.376% - 30-Day Average SOFR) due 12/15/41(m)(n)	1,106
111,475	NR	Series 4203, Class PS, 1.330% (6.136% - 30-Day Average SOFR) due 9/15/42(m)(n)	8,163
112,484	NR	Series 4210, Class Z, 3.000% due 5/15/43	91,916
9,896	NR	Series 4239, Class IO, 3.500% due 6/15/27(m)	205
78,716	NR	Series 4335, Class SW, 1.080% (5.886% - 30-Day Average SOFR) due 5/15/44(m)(n)	7,961
406,833	NR	Series 4391, Class MZ, 3.000% due 9/15/44	361,918
1,637,605	NR	Series 4980, Class KI, 4.500% due 6/25/50(m)	378,469
61,513	NR	Series 5010, Class IK, 2.500% due 9/25/50(m)	9,610
222,395	NR	Series 5010, Class JI, 2.500% due 9/25/50(m)	37,077
76,034	NR	Series 5013, Class IN, 2.500% due 9/25/50(m)	12,422
154,949	NR	Series 5018, Class MI, 2.000% due 10/25/50(m)	21,346
64,225	NR	Series 5040, Class IB, 2.500% due 11/25/50(m)	9,027
946,662	NR	Series 5085, Class NI, 2.000% due 3/25/51(m)	118,273
897,295	NR	Series 5093, Class IY, 4.500% due 12/25/50(m)	196,041
459,875	NR	Series 5115, Class IO, 4.500% due 10/25/49(m)	103,413
1,457,878	NR	Series 5118, Class NI, 2.000% due 2/25/51(m)	192,668
332,522	NR	Series 5140, Class NI, 2.500% due 5/25/49(m)	48,313
416,607	NR	Series 5148, Class BI, 2.500% due 1/25/49(m)	60,136
172,432	NR	Series 5148, Class CI, 2.000% due 6/25/49(m)	20,821
677,391	NR	Series 5159, Class IP, 3.000% due 11/25/51(m)	96,912
763,867	NR	Series 5161, Class IO, 2.000% due 3/25/51(m)	106,967
678,977	NR	Series 5202, Class IN, 3.000% due 1/25/47(m)	91,914
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	455,403
617,422	NR	Series 5274, Class IO, 2.500% due 1/25/51(m)	103,902
1,510,912	NR	Series 5293, Class CI, 2.500% due 4/25/51(m)	239,276
1,770,858	NR	Series 5293, Class IO, 2.000% due 3/25/51(m)	221,754
30,481	NR	Series R007, Class ZA, 6.000% due 5/15/36	31,547

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
$ 212,859	A	Series 2021-DNA1, Class M2, 6.534% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(f)	$215,071
485,578	BBB+	Series 2021-DNA5, Class M2, 6.384% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(f)	488,724
1,500,000	BBB+	Series 2021-DNA6, Class M2, 6.234% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(f)	1,508,361
420,000	BBB+	Series 2022-DNA2, Class M1B, 7.134% (30-Day Average SOFR + 2.400%) due 2/25/42(a)(f)	430,683
380,000	BB+	Series 2022-DNA2, Class M2, 8.484% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(f)	398,703
290,000	B+	Series 2022-DNA3, Class B1, 10.384% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(f)	311,742
250,000	BB	Series 2022-DNA6, Class M2, 10.484% (30-Day Average SOFR + 5.750%) due 9/25/42(a)(f)	278,253
177,224	BBB+	Series 2023-DNA1, Class M1A, 6.825% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(f)	180,145
204,971	BBB+	Series 2023-DNA2, Class M1A, 6.825% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(f)	209,523
810,000	BBB-	Series 2024-DNA1, Class M2, 6.684% (30-Day Average SOFR + 1.950%) due 2/25/44(a)(f)	820,989
		Federal National Mortgage Association (FNMA), ACES:
552,008	NR	Series 2015-M7, Class X2, 0.555% due 12/25/24(f)(m)	65
7,621,343	NR	Series 2015-M8, Class X2, 0.179% due 1/25/25(f)(m)	63
521,702	NR	Series 2020-M36, Class X1, 1.542% due 9/25/34(f)(m)	26,879
245,000	NR	Series 2021-M2S, Class A2, 1.867% due 10/25/31(f)	206,846
265,000	NR	Series 2022-M10, Class A2, 2.002% due 1/25/32(f)	223,546
98,916	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2017-T1, Class A, 2.898% due 6/25/27	94,697
		Federal National Mortgage Association (FNMA), Interest Strip:
40,577	NR	Series 409, Class C13, 3.500% due 11/25/41(m)	6,112
87,221	NR	Series 409, Class C18, 4.000% due 4/25/42(m)	15,213
11,386	NR	Series 409, Class C22, 4.500% due 11/25/39(m)	1,984
1,802,002	NR	Series 440, Class C6, 2.000% due 10/25/52(m)	222,566
		Federal National Mortgage Association (FNMA), REMICS:
9,106	NR	Series 2004-38, Class FK, 5.199% (30-Day Average SOFR + 0.464%) due 5/25/34(f)	9,035
20,436	NR	Series 2011-87, Class SG, 1.701% (6.436% - 30-Day Average SOFR) due 4/25/40(m)(n)	253
52,136	NR	Series 2012-35, Class SC, 1.651% (6.386% - 30-Day Average SOFR) due 4/25/42(m)(n)	5,694
39,968	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	41,704
57,416	NR	Series 2012-51, Class B, 7.000% due 5/25/42	61,465
39,482	NR	Series 2012-74, Class SA, 1.801% (6.536% - 30-Day Average SOFR) due 3/25/42(m)(n)	2,869
6,580	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(j)	5,892
1,282	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(m)	9
37,175	NR	Series 2012-133, Class CS, 1.301% (6.036% - 30-Day Average SOFR) due 12/25/42(m)(n)	3,580
147,759	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	155,479
116,123	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	118,392
29,760	NR	Series 2013-54, Class BS, 1.301% (6.036% - 30-Day Average SOFR) due 6/25/43(m)(n)	3,164
19,383	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(m)	783
655,344	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	566,795
276,330	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	238,026
16,240	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	16,123
558,778	NR	Series 2020-37, Class IM, 4.000% due 6/25/50(m)	115,466
218,454	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	131,770
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	546,847
72,010	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(m)	11,886
4,097,893	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(m)	683,380
586,546	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(m)	99,927
1,389,777	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(m)	211,568
498,518	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(m)	73,697
772,577	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(m)	110,963
703,488	NR	Series 2021-77, Class WI, 3.000% due 8/25/50(m)	116,291
1,922,631	NR	Series 2022-22, Class IO, 2.500% due 10/25/51(m)	299,440
711,337	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(m)	99,091
1,771,334	NR	Series 2023-2, Class CI, 2.000% due 10/25/50(m)	224,102

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		FHLMC Multifamily Structured Pass-Through Certificates:
$ 2,700,000	AA+(c)	Series K104, Class XAM, 1.500% due 1/25/30(f)(m)	$167,513
440,000	AAA(c)	Series K144, Class A2, 2.450% due 4/25/32	383,332
942,701	AAA(c)	Series K736, Class X1, 1.404% due 7/25/26(f)(m)	14,748
3,953,040	AAA(c)	Series K743, Class X1, 1.018% due 5/25/28(f)(m)	107,914
4,310,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,521,562
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	410,233
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,369,926	AAA(c)	Series K104, Class X1, 1.233% due 1/25/30(f)(m)	155,743
10,462,244	Aaa(b)	Series K130, Class X1, 1.143% due 6/25/31(f)(m)	571,265
4,782,323	AAA(c)	Series K131, Class X1, 0.829% due 7/25/31(f)(m)	189,661
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,114,024
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(f)	687,231
24,164,761	Aaa(b)	Series K148, Class X1, 0.391% due 7/25/32(f)(m)	452,640
320,000	AAA(c)	Series K-152, Class A2, 3.780% due 11/25/32(f)	303,665
9,298,269	AAA(c)	Series K-157, Class X1, 0.419% due 5/25/33(f)(m)	198,652
4,998,567	AAA	Series K-160, Class X1, 0.383% due 8/25/33(f)(m)	95,575
		Freddie Mac Seasoned Credit Risk Transfer Trust:
731,337	BBB(c)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(f)	712,708
210,000	BBB(c)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(f)	199,203
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.114% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(f)	309,499
1,165,000	A(c)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,205,418
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 6.479% (3-Month Term SOFR + 1.862%) due 10/20/34(a)(f)	1,050,052
238,803	A(c)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	202,592
		Government National Mortgage Association (GNMA):
201,488	NR	Series 2007-51, Class SG, 1.859% (6.466% - 1-Month Term SOFR) due 8/20/37(m)(n)	6,087
42,542	NR	Series 2012-H27, Class AI, 1.785% due 10/20/62(f)(m)	1,468
50,828	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(m)	5,509
300,315	NR	Series 2013-85, Class IA, 0.524% due 3/16/47(f)(m)	2,927
63,418	NR	Series 2013-107, Class AD, 2.795% due 11/16/47(f)	57,427
52,256	NR	Series 2014-105, Class IO, 0.132% due 6/16/54(f)(m)	35
539,048	NR	Series 2014-H20, Class FA, 5.401% (1-Month Term SOFR + 0.544%) due 10/20/64(f)	537,954
36,821	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(m)	7,214
38,851	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(m)	7,737
91,064	NR	Series 2016-135, Class SB, 1.375% (5.986% - 1-Month Term SOFR) due 10/16/46(m)(n)	10,637
34,082	NR	Series 2017-H14, Class FK, 4.110% (1-Year CMT Index + 0.200%) due 5/20/67(f)	34,078
306,811	NR	Series 2017-H22, Class IC, 1.337% due 11/20/67(f)(m)	12,032
70,984	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	64,923
19,035	NR	Series 2019-H13, Class FT, 4.360% (1-Year CMT Index + 0.450%) due 8/20/69(f)	19,000
220,577	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(m)	41,191
63,745	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(m)	12,643
302,366	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(m)	40,889
205,377	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(m)	27,642
66,002	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(m)	9,379
68,847	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(m)	9,787
71,832	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(m)	10,368
69,756	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(m)	9,621
2,656,309	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(m)	386,238
3,594,828	NR	Series 2020-179, Class IO, 1.010% due 9/16/62(f)(m)	262,985
331,461	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(m)	39,968
177,831	NR	Series 2020-H09, Class FL, 6.121% (1-Month Term SOFR + 1.264%) due 5/20/70(f)	180,083
195,141	NR	Series 2020-H12, Class F, 5.471% (1-Month Term SOFR + 0.614%) due 7/20/70(f)	193,017
307,594	NR	Series 2020-H13, Class FA, 5.421% (1-Month Term SOFR + 0.564%) due 7/20/70(f)	303,428
43,754	NR	Series 2020-H13, Class FC, 5.421% (1-Month Term SOFR + 0.564%) due 7/20/70(f)	43,151

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 219,473	NR	Series 2020-H20, Class FA, 5.321% (1-Month Term SOFR + 0.464%) due 4/20/70(f)	$215,852
164,867	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	124,083
141,262	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	104,503
2,613,356	NR	Series 2021-14, Class IO, 1.328% due 6/16/63(f)(m)	189,057
1,199,343	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	936,083
417,706	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(m)	47,933
2,605,432	NR	Series 2021-133, Class IO, 0.881% due 7/16/63(f)(m)	171,824
842,702	NR	Series 2021-138, Class IK, 3.000% due 7/20/51(m)	118,623
2,864,845	NR	Series 2021-169, Class IO, 1.112% due 6/16/61(f)(m)	232,386
385,845	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	317,557
440,789	NR	Series 2021-H02, Class TF, 6.251% (1-Month Term SOFR + 1.394%) due 1/20/71(f)	451,690
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	162,694
1,325,818	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(f)(m)	62,526
307,656	NR	Series 2022-9, Class GA, 2.000% due 1/20/52	254,824
156,493	NR	Series 2022-24, Class AH, 2.500% due 2/20/52	134,934
722,480	NR	Series 2022-81, Class CI, 3.000% due 9/20/50(m)	108,697
349,174	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	291,287
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(f)	145,365
1,465,696	NR	Series 2022-210, Class IO, 0.700% due 7/16/64(f)(m)	95,763
1,476,989	NR	Series 2022-216, Class IO, 0.749% due 7/16/65(f)(m)	95,704
1,397,632	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	1,070,648
1,996,617	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(f)(m)	109,261
1,495,766	NR	Series 2023-130, Class IO, 4.000% due 8/20/47(m)	271,092
8,197,550	NR	Series 2023-179, Class IO, 0.610% due 9/16/63(f)(m)	352,890
940,000	Aaa(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 6.318% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(f)	941,627
770,000	Ba3(b)	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.263% due 3/10/41(a)(f)	796,853
		GS Mortgage Securities Corp. Trust:
258,139	BB-	Series 2018-SRP5, Class A, 6.457% (1-Month Term SOFR + 1.847%) due 9/15/31(a)(f)	188,248
4,380,000	AAA	Series 2021-DM, Class A, 5.609% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(f)	4,340,695
1,772,000	AA-(c)	Series 2021-IP, Class B, 5.874% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(f)	1,748,340
370,000	A+	Series 2021-ROSS, Class A, 6.024% (1-Month Term SOFR + 1.414%) due 5/15/26(a)(f)	346,794
203,252	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	194,356
41,715	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 5.336% due 6/19/34(f)	39,893
361,743	Aa1(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	318,334
280,000	Aaa(b)	HPS Loan Management Ltd., Series 15A-19, Class A1R, 5.952% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(f)	280,367
37,144	AA	Impac CMB Trust, Series 2007-A, Class A, 5.202% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(f)	35,346
21,525	Caa2(b)	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.275% due 9/25/35(f)	17,713
283,075	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	258,218
859,660	Ca(b)	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.022% (1-Month Term SOFR + 0.434%) due 8/25/36(f)	237,867
350,000	CCC(c)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, 3.364% due 9/15/47(a)(f)	261,700
		JPMDB Commercial Mortgage Securities Trust:
340,000	BBB(c)	Series 2017-C5, Class B, 4.009% due 3/15/50(f)	287,498
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	180,834
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	116,839
250,000	Baa1(b)	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class D, 6.674% (1-Month Term SOFR + 2.064%) due 4/15/38(a)(f)	249,710
		JPMorgan Mortgage Trust:
131,541	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(f)	118,254
121,417	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(f)	109,139
657,077	Aaa(b)	Series 2019-6, Class B1, 4.259% due 12/25/49(a)(f)	610,130
1,501,665	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(f)	1,231,804
436,357	Aaa(b)	KIND Trust, Series 2021-KIND, Class A, 5.674% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(f)	431,403
280,000	AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 6.009% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(f)	280,318
737,330	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 5.795% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(f)	732,636

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	$899,762
73,044	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 6.701% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(f)	73,409
1,000,000	Aaa(b)	LCM XIV LP, Series 14A, Class BR, 6.459% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(f)	1,003,739
		Legacy Mortgage Asset Trust:
610,423	NR	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(a)	609,947
467,866	NR	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(a)	466,960
228,118	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	206,451
270,000	AAA	M&T Equipment 2024-LEAF1 Notes, Series 2024-1A, Class A4, 4.940% due 8/18/31(a)	269,962
217,190	A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	200,852
745,000	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.543% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(f)	746,863
8,234	WD(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 5.798% due 5/25/34(f)	7,248
3,375,000	A(c)	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230% due 4/20/54(a)	3,452,205
76,178	AAA(c)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.524% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(f)	76,108
530,000	Aaa(b)	MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.100% due 7/13/49(a)	539,138
159,640	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	131,876
		MSWF Commercial Mortgage Trust:
730,000	Aaa(b)	Series 2023-2, Class A5, 6.014% due 12/15/56(f)	780,680
3,797,024	Aaa(b)	Series 2023-2, Class XA, 1.141% due 12/15/56(f)(m)	239,937
847,418	AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(a)	838,473
2,329,163	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,389,513
2,210,625	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,261,014
250,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.078% (3-Month Term SOFR + 1.422%) due 7/15/34(a)(f)	250,619
1,270,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,136,008
		New Residential Mortgage Loan Trust:
101,504	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(f)	95,359
140,336	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(f)	136,648
353,242	Aaa(b)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(f)	342,790
363,691	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(f)	341,840
623,534	AAA(c)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	618,434
570,000	AAA(c)	NJ Trust, Series 2023-GSP, Class A, 6.697% due 1/6/29(a)(f)	598,772
680,000	AAA(c)	NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.251% (1-Month Term SOFR + 1.641%) due 3/15/39(a)(f)	682,368
330,000	AAA(c)	NYC Trust, Series 2024-3ELV, Class A, 6.600% (1-Month Term SOFR + 1.991%) due 8/15/29(a)(f)	332,475
		Oak Street Investment Grade Net Lease Fund:
340,028	AAA	Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	326,399
1,675,000	BBB	Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,593,254
		OBX Trust:
2,306,030	AAA(c)	Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(f)	1,941,150
192,198	AAA(c)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	190,477
360,386	AAA(c)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(a)	358,460
681,915	AAA(c)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(a)	685,561
1,117,256	AAA(c)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(a)	1,135,784
1,068,116	AAA(c)	Series 2024-NQM1, Class A1, step bond to yield, 5.928% due 11/25/63(a)	1,075,467
3,234,000	AA	One New York Plaza Trust, Series 2020-1NYP, Class A, 5.674% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(f)	3,084,708
870,000	AAA(c)	ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.753% due 7/15/39(a)(f)	868,737
68,573	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 6.039% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(f)	68,669
3,545,000	BBB	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765% due 6/5/54(a)	3,565,757
1,211,088	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,210,171
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.171% due 8/25/57(a)(f)	765,896
600,419	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	606,024
		PRPM LLC:
792,344	AAA(c)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	792,071
301,015	AAA(c)	Series 2024-RCF1, Class A1, step bond to yield, 4.000% due 1/25/54(a)	295,088

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	$3,152,732
1,220,000	Aaa(b)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, 6.447% (3-Month Term SOFR + 1.830%) due 1/20/37(a)(f)	1,233,420
565,178	Aaa(b)	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.500% due 6/25/54(a)(f)	575,069
479,351	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.902% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(f)	478,373
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 9.360% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(f)	813,359
3,715,000	Aa3(b)	ROCK Trust, Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	3,757,508
		Saluda Grade Alternative Mortgage Trust:
1,398,880	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(f)	1,434,444
3,494,487	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(f)	3,587,997
4,153,300	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(f)	4,223,931
198,183	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	192,434
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,071,249
1,498,889	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	1,527,783
1,315,063	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,336,943
4,960,000	AA-	SHER Trust, Series 2024-DAL, Class B, 6.849% (1-Month Term SOFR + 2.240%) due 4/15/37(a)(f)	4,930,969
3,715,000	Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 6.559% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(f)	3,741,333
330,000	AAA(c)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	283,262
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(f)	204,554
1,062,118	AAA	SREIT Trust, Series 2021-MFP, Class A, 5.455% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(f)	1,061,779
3,500,000	A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,536,460
626,436	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	596,767
34,349	WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.225% (1-Month Term SOFR + 0.614%) due 7/19/35(f)	32,865
833,430	Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 6.156% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(f)	824,755
354,831	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	330,934
1,090,000	AAA	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 6.296% (3-Month Term SOFR + 1.640%) due 1/14/34(a)(f)	1,091,907
		Towd Point Mortgage Trust:
770,000	Aa2(b)	Series 2016-5, Class B2, 3.818% due 10/25/56(a)(f)	683,230
274,557	AAA(c)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(f)	247,408
		UBS Commercial Mortgage Trust:
340,000	AA-(c)	Series 2018-C11, Class B, 4.713% due 6/15/51(f)	312,377
469,981	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	423,311
733,040	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(f)	693,078
		Verus Securitization Trust:
659,072	AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(f)	552,708
2,374,547	AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,115,635
721,643	A	Series 2022-7, Class A3, 5.350% due 7/25/67(a)(f)	718,131
212,144	A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(a)	213,744
967,038	A	Series 2024-3, Class A3, step bond to yield, 6.845% due 4/25/69(a)	979,341
81,315	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	81,243
479,222	A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 5.402% (1-Month Term SOFR + 0.814%) due 12/25/45(f)	483,359
		Wells Fargo Commercial Mortgage Trust:
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(f)	989,713
118,812	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	117,177
384,614	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	378,009
9,501,405	Aaa(b)	Series 2018-C43, Class XA, 0.723% due 3/15/51(f)(m)	152,972
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	243,695
3,046,929	Aaa(b)	Series 2019-C52, Class XA, 1.705% due 8/15/52(f)(m)	171,407
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	165,698
370,000	Aaa(b)	Series 2024-C63, Class A5, 5.309% due 8/15/57	381,601
750,000	AAA	Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, 5.955% (3-Month Term SOFR + 1.320%) due 7/24/36(a)(f)	751,912
2,984,738	NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,729,620
4,300,000	A-(c)	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640% due 4/20/54(a)	4,437,825

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $218,275,550)	215,354,656

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
$64,372		CCC	1.000% due 7/9/29	$49,983
8,352		CCC	step bond to yield, 0.750% due 7/9/30	6,162
1,827,377		CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.625% due 9/1/37(a)	1,190,079

			Total Argentina	1,246,224

Australia - 0.1%
3,830,000	AUD	Aaau(b)	Australia Government Bonds, (Cost - $2,440,400, acquired 3/6/24), 2.750% due 11/21/28(e)	2,390,898

Benin - 0.1%
1,000,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	972,880

Brazil - 0.2%
22,000,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/29	3,415,892

Canada - 0.0%@
			Province of British Columbia Canada:
50,000		AA-	4.200% due 7/6/33	48,836
400,000		AA-	4.750% due 6/12/34	405,700
			Province of Ontario Canada:
200,000		A+	2.500% due 4/27/26	194,862
200,000		A+	3.100% due 5/19/27	194,504
50,000		A+	5.050% due 4/24/34	51,830

			Total Canada	895,732

Chile - 0.1%
			Chile Government International Bonds:
200,000		A	3.125% due 1/21/26	196,400
200,000		A	2.750% due 1/31/27	191,881
200,000		A	3.240% due 2/6/28	191,298
350,000		A	2.450% due 1/31/31	306,454
45,000		A	2.550% due 1/27/32	38,812
200,000		A	3.500% due 1/25/50	147,817

			Total Chile	1,072,662

Colombia - 0.1%
			Colombia Government International Bonds:
200,000		BB+	8.000% due 4/20/33	209,271
750,000		BB+	8.000% due 11/14/35	775,280
930,000		BB+	4.125% due 2/22/42	616,056

			Total Colombia	1,600,607

Dominican Republic - 0.0%@
			Dominican Republic International Bonds:
200,000		BB	4.500% due 1/30/30(a)	186,740
185,000		BB	7.050% due 2/3/31(a)	193,098

			Total Dominican Republic	379,838

France - 0.4%
7,260,000	EUR	AA-u(c)	French Republic Government Bonds OAT, (Cost - $7,771,741, acquired 7/9/24), 2.750% due 2/25/29(a)(e)	7,765,867

Hungary - 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost - $198,044, acquired 12/6/21), 2.125% due 9/22/31(e)	160,939

Indonesia - 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	78,297
445,000		BBB	2.850% due 2/14/30	404,368
320,000		BBB	2.150% due 7/28/31	269,203
200,000		BBB	3.050% due 3/12/51	137,479

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Indonesia - 0.1% - (continued)
29,000,000,000	IDR	NR	Indonesia Treasury Bonds, 6.875% due 4/15/29	$1,836,929

			Total Indonesia	2,726,276

Israel - 0.1%
			Israel Government International Bonds:
$400,000		A	2.750% due 7/3/30	351,859
1,735,000		A	5.750% due 3/12/54	1,680,054

			Total Israel	2,031,913

Ivory Coast - 0.0%@
500,000		BB	Ivory Coast Government International Bonds, 8.250% due 1/30/37(a)	499,059

Japan - 0.0%@
			Japan Bank for International Cooperation:
200,000		A+	4.250% due 1/26/26	199,286
200,000		A+	2.375% due 4/20/26	194,366
200,000		A+	1.875% due 7/21/26	191,969

			Total Japan	585,621

Kenya - 0.1%
			Kenya Government International Bonds:
520,000		B-	6.300% due 1/23/34(a)	419,834
540,000		B-	9.750% due 2/16/31(a)	541,189

			Total Kenya	961,023

Malaysia - 0.1%
6,400,000	MYR	BBB+(c)	Malaysia Government Bonds, 3.882% due 3/14/25	1,442,483

Mexico - 1.1%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,059,667
47,930,000	MXN	BBB+	7.750% due 11/23/34	2,032,611
203,975,700	MXN	BBB+	7.750% due 11/13/42	7,998,964
64,180,000	MXN	BBB+	8.000% due 11/7/47	2,503,882
			Mexico Government International Bonds:
200,000		BBB	4.125% due 1/21/26	198,887
200,000		BBB	4.150% due 3/28/27	196,771
323,000		BBB	3.750% due 1/11/28	310,992
200,000		BBB	5.400% due 2/9/28	200,788
572,000		BBB	4.500% due 4/22/29	554,170
200,000		BBB	3.250% due 4/16/30	178,527
964,000		BBB	2.659% due 5/24/31	804,601
1,260,000		BBB	3.500% due 2/12/34	1,036,603
1,700,000		BBB	6.350% due 2/9/35	1,717,865
310,000		BBB	4.750% due 3/8/44	248,676
425,000		BBB	4.600% due 2/10/48	323,858
200,000		BBB	6.338% due 5/4/53	187,080

			Total Mexico	19,553,942

Nigeria - 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	235,708

Oman - 0.0%@
			Oman Government International Bonds:
200,000		Ba1(b)	(Cost - $210,132, acquired 12/6/21), 5.625% due 1/17/28(e)	201,717
700,000		Ba1(b)	(Cost - $718,375, acquired 3/12/24), 6.750% due 1/17/48(e)	734,678

			Total Oman	936,395

Panama - 0.2%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	197,952
500,000		BBB-	3.160% due 1/23/30	433,527

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Panama - 0.2% - (continued)
$ 200,000		BBB-	2.252% due 9/29/32	$148,230
650,000		BBB-	3.298% due 1/19/33	519,296
750,000		BBB-	6.400% due 2/14/35	724,189
10,000		BBB-	4.500% due 4/1/56	6,548
2,500,000		BBB-	4.500% due 1/19/63	1,622,791

			Total Panama	3,652,533

Peru - 0.1%
			Peruvian Government International Bonds:
650,000		BBB-	2.783% due 1/23/31	566,844
100,000		BBB-	3.000% due 1/15/34	83,175
70,000		BBB-	6.550% due 3/14/37	75,940
290,000		BBB-	5.625% due 11/18/50	285,031
50,000		BBB-	3.550% due 3/10/51	35,915
190,000		BBB-	2.780% due 12/1/60	109,453

			Total Peru	1,156,358

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	379,421
560,000		BBB+	1.648% due 6/10/31	460,731
550,000		BBB+	1.950% due 1/6/32	453,236

			Total Philippines	1,293,388

Poland - 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	3.250% due 4/6/26	49,177
50,000		A-	5.500% due 11/16/27	51,259
100,000		A-	4.875% due 10/4/33	98,550
50,000		A-	5.500% due 4/4/53	48,580
100,000		A-	5.500% due 3/18/54	97,152

			Total Poland	344,718

Romania - 0.1%
			Romanian Government International Bonds:
1,000,000		BBB-	6.375% due 1/30/34(a)	981,555
1,290,000		BBB-	5.750% due 3/24/35(a)	1,192,457

			Total Romania	2,174,012

South Africa - 0.3%
105,000,000	ZAR	BB	South Africa Government Bonds, 8.000% due 1/31/30	5,611,924

South Korea - 0.0%@
200,000		AA	Export-Import Bank of Korea, 1.125% due 12/29/26	186,784

Supranational - 0.1%
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	97,572
100,000		Aaa(b)	2.500% due 11/22/27	95,447
200,000		AAA	1.375% due 4/20/28	182,548
150,000		AAA	3.500% due 7/12/28	146,745
100,000		AAA	3.625% due 9/21/29	97,864
100,000		AAA	4.000% due 7/25/30	99,050
100,000		AAA	4.500% due 4/10/31	101,611
500,000		AAA	3.875% due 8/28/34	484,064

			Total Supranational	1,304,901

United Kingdom - 0.2%
3,745,000	GBP	AA-u(c)	United Kingdom Gilt, (Cost - $4,553,351, acquired 3/6/24), 3.250% due 1/31/33(e)	4,460,063

Uruguay - 0.0%@
100,000		BBB+	Oriental Republic of Uruguay, 5.250% due 9/10/60	95,700

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Uruguay - 0.0%@ - (continued)
		Uruguay Government International Bonds:
$ 100,000	BBB+	5.750% due 10/28/34	$104,956
100,000	BBB+	5.100% due 6/18/50	96,124
50,000	BBB+	4.975% due 4/20/55	46,372

		Total Uruguay	343,152

		TOTAL SOVEREIGN BONDS (Cost - $74,491,585)	69,401,792

ASSET-BACKED SECURITIES - 0.8%
Automobiles - 0.5%
		Avis Budget Rental Car Funding AESOP LLC:
780,000	Aaa(b)	Series 2023-5A, Class A, 5.780% due 4/20/28(a)	796,571
540,000	Aaa(b)	Series 2024-1A, Class A, 5.360% due 6/20/30(a)	550,415
320,000	Baa3(b)	Series 2024-1A, Class C, 6.480% due 6/20/30(a)	324,581
4,000,000	Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,035,884
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	572,877
		Hertz Vehicle Financing III LLC:
390,000	Aaa(b)	Series 2023-3A, Class A, 5.940% due 2/25/28(a)	397,088
270,000	Aaa(b)	Series 2023-4A, Class A, 6.150% due 3/25/30(a)	279,682
354,000	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	359,675
933,000	AA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	943,514

		Total Automobiles	8,260,287

Credit Cards - 0.1%
		American Express Credit Account Master Trust:
118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	117,350
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	278,696
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	463,777

		Total Credit Cards	859,823

Student Loans - 0.2%
1,120,490	A2(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class C, 6.534% (30-Day Average SOFR + 1.800%) due 6/25/47(a)(f)	1,126,653
87,482	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	82,236
829,278	Aaa(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 5.899% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(f)	829,085
226,025	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 5.649% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(f)	225,332
934,362	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 5.899% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(f)	934,992
571,853	AA+	Nelnet Student Loan Trust, Series 2006-1, Class A6, 5.232% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(f)	566,604
		SMB Private Education Loan Trust:
199,599	Aa1(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	191,325
537,953	Aaa(b)	Series 2024-C, Class A1B, 5.898% (30-Day Average SOFR + 1.100%) due 6/17/52(a)(f)	540,312

		Total Student Loans	4,496,539

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,541,431)	13,616,649

SENIOR LOANS - 0.7%
157,585	NR	Acrisure LLC, (Cost - $158,373, acquired 6/20/24), 7.849% (1-Month CME Term SOFR + 3.250%) due 11/6/30(e)(f)	158,258
192,567	NR	Ali Group North America Corp., (Cost - $191,500, acquired 10/13/21), 6.687% (1-Month CME Term SOFR + 2.000%) due 7/30/29(e)(f)	193,603
246,173	NR	AlixPartners, LLP, (Cost - $245,074, acquired 6/12/23), 7.187% (1-Month CME Term SOFR + 2.500%) due 2/4/28(e)(f)	247,917
801,725	NR	Allied Universal Holdco LLC, (Cost - $797,054, acquired 9/14/23), 8.423% (1-Month CME Term SOFR + 3.750%) due 5/12/28(e)(f)	807,918
34,538	NR	Alterra Mountain Co., (Cost - $34,646, acquired 11/14/24), 7.273% (3-Month CME Term SOFR + 2.750%) due 8/17/28(e)(f)	34,696
293,321	NR	AmWINS Group Inc., (Cost - $292,366, acquired 6/12/23), 6.937% (1-Month CME Term SOFR + 2.250%) due 2/19/28(e)(f)	294,909
478,755	NR	Ascensus Group Holdings Inc., (Cost - $471,891, acquired 6/12/23), 8.187% (1-Month CME Term SOFR + 3.500%) due 8/2/28(e)(f)	483,143
		Asurion LLC:
1,095,754	NR	7.937% (1-Month CME Term SOFR + 3.250%) due 12/23/26(f)	1,097,551
115,800	NR	(Cost - $115,325, acquired 1/29/21), 7.937% (1-Month CME Term SOFR + 3.250%) due 7/31/27(e)(f)	115,917
294,828	NR	(Cost - $294,802, acquired 9/19/24), 8.823% (1-Month CME Term SOFR + 4.250%) due 9/19/30(e)(f)	294,950
334,303	NR	athenahealth Group Inc., (Cost - $333,308, acquired 1/27/22), 7.823% (1-Month CME Term SOFR + 3.250%) due 2/15/29(e)(f)	336,154

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 0.7% - (continued)
$ 372,000	NR	Boost Newco Borrower LLC, (Cost - $373,367, acquired 8/1/24), 7.104% (3-Month CME Term SOFR + 2.500%) due 1/31/31(e)(f)	$376,051
213,525	NR	Brown Group Holding LLC, (Cost - $213,385, acquired 11/9/21), 7.323% (1-Month CME Term SOFR + 2.750%) due 7/1/31(e)(f)	214,700
		Caesars Entertainment Inc.:
37,800	NR	(Cost - $37,800, acquired 2/1/23), 6.823% (1-Month CME Term SOFR + 2.250%) due 2/6/30(e)(f)	38,078
560,651	NR	(Cost - $559,417, acquired 1/24/24), 6.823% (1-Month CME Term SOFR + 2.250%) due 2/6/31(e)(f)	564,242
187,653	NR	Citadel Securities LP, (Cost - $187,920, acquired 10/28/24), 6.573% (1-Month CME Term SOFR + 2.000%) due 10/31/31(e)(f)	188,662
129,675	NR	Clarios Global LP, (Cost - $130,620, acquired 7/16/24), 7.073% (1-Month CME Term SOFR + 2.500%) due 5/6/30(e)(f)	130,702
82,220	NR	Cloudera Inc., (Cost - $81,786, acquired 8/10/21), 8.423% (1-Month CME Term SOFR + 3.750%) due 10/8/28(e)(f)	82,144
223,845	NR	Coherent Corp., (Cost - $224,516, acquired 4/2/24), 7.073% (1-Month CME Term SOFR + 2.500%) due 7/2/29(e)(f)	225,478
1,009,527	NR	Cotiviti Inc., (Cost - $1,005,021, acquired 2/22/24), 7.672% (1-Month CME Term SOFR + 3.000%) due 5/1/31(e)(f)	1,014,893
373,119	NR	CP Atlas Buyer Inc., 8.423% (1-Month CME Term SOFR + 3.750%) due 11/23/27(f)	367,380
309,736	NR	DCert Buyer Inc., (Cost - $307,087, acquired 6/12/23), 8.573% (1-Month CME Term SOFR + 4.000%) due 10/16/26(e)(f)	304,259
246,144	NR	Deerfield Dakota Holding LLC, (Cost - $239,482, acquired 6/12/23), 8.354% (3-Month CME Term SOFR + 3.750%) due 4/9/27(e)(f)	239,530
55,215	NR	First Eagle Holdings Inc., (Cost - $55,135, acquired 3/4/24), 7.604% (3-Month CME Term SOFR + 3.000%) due 3/5/29(e)(f)	55,478
714,600	NR	Flutter Entertainment Public Limited Co., (Cost - $713,073, acquired 11/17/23), 6.604% (3-Month CME Term SOFR + 2.000%) due 11/30/30(e)(f)	720,185
704,351	NR	Focus Financial Partners LLC, (Cost - $702,642, acquired 9/10/24), 7.823% (1-Month CME Term SOFR + 3.250%) due 9/11/31(e)(f)	711,616
106,140	NR	Gainwell Acquisition Corp., (Cost - $105,485, acquired 2/12/21), 8.704% (3-Month CME Term SOFR + 4.000%) due 10/1/27(e)(f)	101,910
75,006	NR	Garda World Security Corp., (Cost - $74,918, acquired 8/6/24), 8.109% (1-Month CME Term SOFR + 3.500%) due 2/1/29(e)(f)	75,999
200,000	NR	Genesee & Wyoming Inc., (Cost - $199,090, acquired 4/5/24), 6.604% (3-Month CME Term SOFR + 2.000%) due 4/10/31(e)(f)	200,765
339,583	NR	Jazz Pharmaceuticals Inc., (Cost - $340,583, acquired 7/19/24), 6.823% (1-Month CME Term SOFR + 2.250%) due 5/5/28(e)(f)	341,644
303,714	NR	Light and Wonder International Inc., (Cost - $305,802, acquired 7/17/24), 6.860% (1-Month CME Term SOFR + 2.250%) due 4/15/29(e)(f)	306,561
450,000	NR	Medline Borrower, LP, (Cost - $451,688, acquired 7/2/24), 6.861% (1-Month CME Term SOFR + 2.250%) due 10/23/28(e)(f)	453,206
817,950	NR	Modivcare Inc., 9.343% (3-Month CME Term SOFR + 4.750%) due 7/1/31(f)	790,958
231,219	NR	Nexstar Media Inc., (Cost - $230,783, acquired 8/16/19), 7.187% (1-Month CME Term SOFR + 2.500%) due 9/18/26(e)(f)	232,267
59,384	NR	PCI Gaming Authority, (Cost - $59,379, acquired 5/15/19), 6.573% (1-Month CME Term SOFR + 2.000%) due 7/18/31(e)(f)	59,374
373,116	NR	Rocket Software Inc., 8.823% (1-Month CME Term SOFR + 4.250%) due 11/28/28(f)	375,856
246,875	NR	Sedgwick Claims Management Services Inc., (Cost - $245,089, acquired 6/12/23), 7.585% (3-Month CME Term SOFR + 3.000%) due 7/31/31(e)(f)	248,915
200,000	NR	Setanta Aircraft Leasing DAC, (Cost - $200,764, acquired 5/14/24), 6.354% (3-Month CME Term SOFR + 1.750%) due 11/5/28(e)(f)	201,340
470,000	NR	Sotera Health Holdings LLC, (Cost - $467,817, acquired 5/23/24), 7.835% (3-Month CME Term SOFR + 3.250%) due 5/30/31(e)(f)	470,736

		TOTAL SENIOR LOANS (Cost - $13,088,562)	13,157,945

MUNICIPAL BONDS - 0.2%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	253,837
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	100,619
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	233,282
		State of California, GO:
100,000	AA-	4.600% due 4/1/38	97,186
200,000	AA-	5.750% due 10/1/31	214,533
150,000	AA-	5.875% due 10/1/41	158,769
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	22,852
266,000	AA	Series AQ, 4.767% due 5/15/15	238,156
90,000	AA	Series BF, 2.650% due 5/15/50	60,494

		Total California	1,379,728

Connecticut - 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	319,612

Florida - 0.0%@
50,000	AA	State Board of Administration Finance Corp., Revenue Bonds, Series A, 5.526% due 7/1/34	51,748

Illinois - 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	140,364
235,294	A-	State of Illinois, GO, 5.100% due 6/1/33	236,620

		Total Illinois	376,984

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 0.2% - (continued)
Minnesota - 0.0%@
$260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	$227,096

New Jersey - 0.1%
310,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	314,274
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	94,930

		Total New Jersey	409,204

New York - 0.0%@
100,000	AA	City of New York, GO, Series B-2, 5.263% due 10/1/52	103,014
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	150,089

		Total New York	253,103

Texas - 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series A, 3.144% due 11/1/45	31,550

		TOTAL MUNICIPAL BONDS (Cost - $3,204,532)	3,049,025

Shares/Units
COMMON STOCK - 0.0%@
Telecommunications - 0.0%@
11,289		Intelsat SA*(h)
		(Cost - $848,528)	343,372

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,847,136,044)	1,797,995,775

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 4.7%
REPURCHASE AGREEMENT - 0.4%
$8,000,000

Goldman Sachs and Co. LLC repurchase agreement dated 11/29/24, 4.603% due 12/2/24, Proceeds at maturity - $8,001,023; (Fully collateralized by U.S. Treasury Bonds, 1.250% due 4/15/28; Valued – $8,176,726)(o)

		(Cost - $8,000,000)	$8,000,000

TIME DEPOSITS - 4.3%
7,169,978		ANZ National Bank - London, 3.930% due 12/2/24	7,169,978
993	ZAR	BBH - New York, 6.150% due 12/2/24	55
609,750	AUD	BNP Paribas - Paris, 3.020% due 12/2/24	397,618
788,722	EUR	Citibank - London, 2.120% due 12/2/24	833,680
26,518,345		Citibank - New York, 3.930% due 12/2/24	26,518,345
1,145,280		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	1,145,280
10,697	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	13,612
419		Royal Bank of Canada - Toronto, 3.930% due 12/2/24	419
19,555,254		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	19,555,254
		Sumitomo Mitsui Banking Corp. - Tokyo:
47,999,621	JPY	0.010% due 12/2/24	320,853
23,895,603		3.930% due 12/2/24	23,895,603

		TOTAL TIME DEPOSITS (Cost - $79,850,697)	79,850,697

		TOTAL SHORT-TERM INVESTMENTS (Cost - $87,850,697)	87,850,697

		TOTAL INVESTMENTS - 101.3% (Cost - $1,934,986,741)	1,885,846,472

		Liabilities in Excess of Other Assets - (1.3)%	(24,301,117)

		TOTAL NET ASSETS - 100.0%	$1,861,545,355

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $328,190,591 and represents 17.6% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Security is currently in default.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2024, amounts to $50,075,976 and represents 2.7% of net assets.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Illiquid security.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Principal only security.
(k)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open forward foreign currency contracts.
(m)	Interest only security.
(n)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2024.
(o)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2024, the Fund held Level 3 securities with a value of $0, representing 0.0% of net assets.

At November 30, 2024, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,934,986,741	$36,630,226	$(81,429,451)	$(44,799,225)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PAM	—	Paid at Maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^

Corporate Bonds & Notes	28.7%
Mortgage-Backed Securities	26.9
U.S. Government Agencies & Obligations	23.0
Collateralized Mortgage Obligations	11.4
Sovereign Bonds	3.7
Asset-Backed Securities	0.7
Senior Loans	0.7
Municipal Bonds	0.2
Common Stock	0.0 *
Short-Term Investments	4.7

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
73	$ 8,116,688	U.S. Treasury 10-Year Note Futures, Call	GSC	12/27/24	$112.00	$30,797
46	5,114,625	U.S. Treasury 10-Year Note Futures, Call	GSC	12/27/24	$112.50	12,937
96	10,674,000	U.S. Treasury 10-Year Note Futures, Call	GSC	2/21/25	$113.00	63,000
39	4,336,313	U.S. Treasury 10-Year Note Futures, Put	GSC	2/21/25	$108.00	12,797
121	13,453,688	U.S. Treasury 10-Year Note Futures, Put	GSC	12/27/24	$109.00	17,016
228	54,839,700	3-Month SOFR Futures, Call	GSC	12/12/25	$97.50	62,700

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $233,560)				$199,247

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	368	3/26	$88,421,791	$88,513,200	$91,409
U.S. Treasury 2-Year Note Futures	950	3/25	195,281,860	195,803,907	522,047
U.S. Treasury 5-Year Note Futures	231	3/25	24,664,960	24,855,961	191,001
U.S. Treasury 10-Year Note Futures	1,335	3/25	147,049,363	148,435,313	1,385,950
U.S. Treasury Long Bond Futures	47	3/25	5,490,168	5,616,500	126,332
U.S. Treasury Ultra Long Bond Futures	109	3/25	13,395,078	13,863,437	468,359
United Kingdom Treasury 10-Year Gilt Futures	48	3/25	5,805,271	5,857,191	51,920

					2,837,018

Contracts to Sell:
Euro-Bobl Futures	96	12/24	12,071,109	12,161,419	(90,310)
Euro-Bund Futures	89	12/24	12,549,338	12,679,159	(129,821)
Japan Government 10-Year Bond Futures	9	12/24	8,694,987	8,606,551	88,436
U.S. Treasury 5-Year Note Futures	241	3/25	25,841,602	25,931,977	(90,375)
U.S. Treasury Ultra Long Bond Futures	36	3/25	4,505,134	4,578,750	(73,616)
U.S. Ultra Long Bond Futures	139	3/25	15,759,900	15,956,765	(196,865)

					(492,551)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$2,344,467

At November 30, 2024, Core Fixed Income Fund had deposited cash of $7,408,773 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,405,708	USD	2,292,951	CITI	$2,221,586	1/16/25	$(71,365)
Brazilian Real	56,240,606	USD	9,814,173	CITI	9,350,448	12/3/24	(463,725)
Brazilian Real	53,106,556	USD	9,094,912	CITI	8,796,056	1/3/25	(298,856)
Brazilian Real	3,134,050	USD	517,725	CITI	521,060	12/3/24	3,335
Brazilian Real	53,106,556	USD	8,772,868	CITI	8,829,387	12/3/24	56,519
British Pound	171,300	USD	216,409	CITI	217,967	1/16/25	1,558
British Pound	270,000	USD	340,892	CITI	343,556	1/16/25	2,664
British Pound	660,000	USD	836,738	CITI	839,805	1/16/25	3,067
Canadian Dollar	2,180,000	USD	1,574,728	CITI	1,560,034	1/16/25	(14,694)
Canadian Dollar	1,220,000	USD	881,062	CITI	873,046	1/16/25	(8,016)
Chinese Offshore Renminbi	1,565,478	USD	216,504	CITI	216,370	1/16/25	(134)
Euro	1,260,000	USD	1,363,716	CITI	1,334,502	1/16/25	(29,214)
Euro	240,000	USD	262,777	CITI	254,190	1/16/25	(8,587)
Euro	2,600,000	USD	2,891,460	GSC	2,751,710	12/31/24	(139,750)
Indian Rupee	54,650,000	USD	647,416	CITI	644,493	1/16/25	(2,923)
Japanese Yen	351,117,380	USD	2,400,131	CITI	2,361,641	1/16/25	(38,490)
Mexican Peso	8,835,459	USD	430,861	CITI	432,109	1/16/25	1,248

							(1,007,363)

Contracts to Sell:
Australian Dollar	3,710,000	USD	2,542,278	GSC	2,419,906	12/31/24	122,372
Brazilian Real	56,240,606	USD	9,290,593	CITI	9,350,448	12/3/24	(59,855)
Brazilian Real	3,134,050	USD	544,586	CITI	521,060	12/3/24	23,526
Brazilian Real	53,106,556	USD	9,129,544	CITI	8,829,387	12/3/24	300,157
Brazilian Real	11,000,000	USD	1,990,950	GSC	1,822,596	12/31/24	168,354
British Pound	3,508,520	USD	4,592,039	CITI	4,464,351	1/16/25	127,688
British Pound	1,095,000	USD	1,409,528	GSC	1,393,419	12/31/24	16,109
British Pound	625,000	USD	813,831	GSC	795,330	12/31/24	18,501
British Pound	855,000	USD	1,114,168	GSC	1,088,012	12/31/24	26,156
British Pound	2,592,500	USD	3,458,421	GSC	3,299,030	12/31/24	159,391
Canadian Dollar	1,220,000	USD	870,478	CITI	873,047	1/16/25	(2,569)
Canadian Dollar	730,000	USD	521,173	CITI	522,397	1/16/25	(1,224)
Chinese Offshore Renminbi	31,263,932	USD	4,463,470	CITI	4,321,083	1/16/25	142,387
Euro	4,770,610	USD	5,258,696	CITI	5,052,686	1/16/25	206,010
Euro	275,000	USD	290,678	GSC	291,046	12/31/24	(368)
Euro	1,385,000	USD	1,490,011	GSC	1,465,815	12/31/24	24,196
Euro	37,105,000	USD	41,418,456	GSC	39,270,077	12/31/24	2,148,379
Malaysian Ringgit	6,440,000	USD	1,563,297	GSC	1,450,707	12/31/24	112,590
Mexican Peso	4,930,000	USD	242,347	CITI	241,108	1/16/25	1,239
Mexican Peso	155,392,132	USD	7,923,251	CITI	7,599,652	1/16/25	323,599
South African Rand	51,585,000	USD	2,954,823	CITI	2,855,636	12/31/24	99,187

							3,955,825

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$2,948,462

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL 48,580,000	$(1,304,659)	$—	$(1,304,659)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.150%	5/15/48	12-Month	USD	4,307,000	$410,162	$95,924	$314,238
Receive	SOFR	4.200%	4/30/31	12-Month	USD	34,901,000	(899,700)	(683,570)	(216,130)

							$(489,538)	$(587,646)	$98,108

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2024, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (1)

Reference Obligations & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/24 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 42 5-Year Index, NR	1.000%	12/20/29	3-Month	0.476%	USD	63,728,000	$1,648,522	$1,446,726	$201,796
Markit CDX North America High Yield Series 42 5-Year Index, NR	5.000%	12/20/29	3-Month	2.950%	USD	786,600	75,498	56,941	18,557

							$1,724,020	$1,503,667	$220,353

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2024, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,982,990 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency abbreviations used in this schedule:			Counterparty abbreviations used in this schedule:

AUD	—	Australian Dollar	CITI	—	Citigroup Global Markets Inc.
BRL	—	Brazilian Real	GSC	—	Goldman Sachs & Co.
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$177,226

Aerospace/Defense - 0.9%
190,000	BB	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(a)	194,686
		Bombardier Inc., Senior Unsecured Notes:
142,000	B+	7.875% due 4/15/27(a)	142,467
230,000	B+	8.750% due 11/15/30(a)	249,225
210,000	B+	7.250% due 7/1/31(a)	217,172
30,000	B+	7.000% due 6/1/32(a)	30,650
		TransDigm Inc., Senior Secured Notes:
300,000	BB-	6.750% due 8/15/28(a)	306,363
100,000	BB-	7.125% due 12/1/31(a)	104,069
40,000	BB-	6.625% due 3/1/32(a)	41,022

		Total Aerospace/Defense	1,285,654

Airlines - 2.2%
350,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	341,725
		American Airlines Inc., Senior Secured Notes:
770,000	BB-	7.250% due 2/15/28(a)	789,368
240,000	BB	8.500% due 5/15/29(a)	253,732
431,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	430,670
432,747	CCC-(c)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25*(a)(d)	336,814
		United Airlines Inc., Senior Secured Notes:
106,000	BBB-	4.375% due 4/15/26(a)	104,562
465,000	BBB-	4.625% due 4/15/29(a)	447,185
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	7.875% due 5/1/27(a)	78,728
80,000	B-	9.500% due 6/1/28(a)	80,140
150,000	B-	6.375% due 2/1/30(a)	132,451

		Total Airlines	2,995,375

Auto Manufacturers - 1.3%
		Ford Motor Co., Senior Unsecured Notes:
110,000	BBB-	3.250% due 2/12/32	93,876
10,000	BBB-	6.100% due 8/19/32	10,208
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
410,000	BBB-	7.350% due 3/6/30	440,035
550,000	BBB-	4.000% due 11/13/30	503,985
140,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 8.750% due 12/15/31(a)	148,768
565,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	563,915

		Total Auto Manufacturers	1,760,787

Auto Parts & Equipment - 0.7%
150,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	139,527
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	150,660
160,000	B	Garrett Motion Holdings Inc./Garrett LX I Sarl, Company Guaranteed Notes, 7.750% due 5/31/32(a)	161,437
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	188,874
		ZF North America Capital Inc., Company Guaranteed Notes:
150,000	BB+	7.125% due 4/14/30(a)	149,062

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Auto Parts & Equipment - 0.7% - (continued)
$ 240,000	BB+	6.875% due 4/23/32(a)	$230,746

		Total Auto Parts & Equipment	1,020,306

Banks - 2.1%
200,000	BBB-	Banco Santander SA, Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.298%)(e)(f)	229,932
250,000	BBB-	Bank of Nova Scotia (The), Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(e)	263,523
		BNP Paribas SA, Junior Subordinated Notes:
200,000	BBB-	7.375% (5-Year USD Swap Rate + 5.150%)(a)(e)(f)	201,225
200,000	BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(e)(f)	205,964
180,000	BB+	Citigroup Inc., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 2.905%)(e)(f)	186,924
400,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(e)(f)	409,250
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	WR(b)	(Cost - $228,369, acquired 4/15/20), 6.375% (5-Year CMT Index + 4.822%)(a)(e)(f)(g)(h)#	–
200,000	WR(b)	(Cost - $205,250, acquired 2/19/19), 7.500% (5-Year USD Swap Rate + 4.600%)(a)(e)(f)(g)(h)#	–
200,000	WD(c)	(Cost - $200,000, acquired 6/16/22), 9.750% (5-Year CMT Index + 6.383%)(a)(e)(f)(g)(h)#	–
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(e)	319,173
400,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(e)(f)	418,436
		Toronto-Dominion Bank (The), Junior Subordinated Notes:
200,000	BBB-	8.125% (5-Year CMT Index + 4.075%) due 10/31/82(e)	210,634
200,000	BBB-	7.250% (5-Year CMT Index + 2.977%) due 7/31/84(e)	205,388
220,000	BB	UBS Group AG, Junior Subordinated Notes, 7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(e)(f)	230,863

		Total Banks	2,881,312

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	187,192

Building Materials - 0.8%
180,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	185,077
190,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	193,534
130,000	B-	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	125,107
50,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	49,614
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	247,879
150,000	BB	3.375% due 1/15/31(a)	131,862
150,000	BB+	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	151,308

		Total Building Materials	1,084,381

Chemicals - 1.3%
50,000	B	Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	52,329
371,000	B	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	320,137
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	165,465
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	211,342
4,000	BB	5.250% due 12/15/29	3,912
165,000	BB	Methanex US Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	164,775
362,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	351,879
315,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	335,256
399,000	CCC	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	213,479

		Total Chemicals	1,818,574

Coal - 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	157,465

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Commercial Services - 6.5%
$ 145,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	$142,654
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	594,527
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
181,000	BB-	5.375% due 3/1/29(a)	171,898
170,000	BB-	8.250% due 1/15/30(a)	176,967
265,000	BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32(a)	272,215
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	539,117
130,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	120,198
389,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)	391,538
380,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	404,875
		Deluxe Corp.:
432,000	CCC	Company Guaranteed Notes, 8.000% due 6/1/29(a)	418,194
45,000	B	Senior Secured Notes, 8.125% due 9/15/29(a)	45,653
		EquipmentShare.com Inc.:
522,000	B	Secured Notes, 8.625% due 5/15/32(a)	547,581
240,000	B	Senior Secured Notes, 8.000% due 3/15/33(a)	245,906
		Garda World Security Corp., Senior Unsecured Notes:
72,000	CCC+	6.000% due 6/1/29(a)	68,413
445,000	CCC+	8.375% due 11/15/32(a)	456,872
		GEO Group Inc. (The):
320,000	B	Company Guaranteed Notes, 10.250% due 4/15/31	350,559
130,000	BB	Senior Secured Notes, 8.625% due 4/15/29	137,602
		Hertz Corp. (The):
587,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)	508,359
95,000	B+	Senior Secured Notes, 12.625% due 7/15/29(a)	103,204
360,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	345,600
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	210,004
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	217,405
		RR Donnelley & Sons Co.:
290,000	B-	Secured Notes, 10.875% due 8/1/29(a)	296,021
150,000	B	Senior Secured Notes, 9.500% due 8/1/29(a)	154,211
337,000	Ba3(b)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	348,795
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	266,447
		United Rentals North America Inc., Company Guaranteed Notes:
170,000	BB+	3.875% due 2/15/31	155,535
230,000	BB+	6.125% due 3/15/34(a)	233,717
351,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	344,435
439,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	425,708
315,000	CCC	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	74,011
100,000	B+	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	92,079

		Total Commercial Services	8,860,300

Computers - 1.6%
515,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	510,760
260,000	B	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(a)	267,250
260,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	269,773
650,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	632,597
190,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	208,067

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Computers - 1.6% - (continued)
$ 62,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	$59,600
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	198,639

		Total Computers	2,146,686

Cosmetics/Personal Care - 0.4%
268,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	251,279
335,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	334,218

		Total Cosmetics/Personal Care	585,497

Distribution/Wholesale - 0.5%
71,781	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(i)	80,574
110,000	B+	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(a)	113,036
160,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	148,391
271,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	288,246

		Total Distribution/Wholesale	630,247

Diversified Financial Services - 5.2%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	386,179
345,000	BB	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(e)(f)	339,402
482,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	497,354
300,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	322,384
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB	6.250% due 4/15/28(a)	722,490
240,000	BB	9.250% due 7/1/31(a)	256,952
110,000	BBB-	Charles Schwab Corp. (The), Junior Subordinated Notes, 4.000% (10-Year CMT Index + 3.079%)(e)(f)	96,592
318,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	270,754
180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	156,415
335,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	357,276
		Enova International Inc., Company Guaranteed Notes:
44,000	B-	11.250% due 12/15/28(a)	47,837
280,000	B-	9.125% due 8/1/29(a)	294,139
335,000	B+	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	338,769
		goeasy Ltd.:
80,000	BB-	Company Guaranteed Notes, 6.875% due 5/15/30(a)	81,501
316,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	328,152
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	190,535
405,000	BB	7.125% due 4/30/31(a)	421,790
265,000	BB	6.125% due 11/1/32(a)	266,292
249,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	244,949
		OneMain Finance Corp., Company Guaranteed Notes:
119,000	BB	6.625% due 5/15/29	121,564
231,000	BB	5.375% due 11/15/29	225,056
115,000	BB	7.500% due 5/15/31	119,825
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
360,000	BB	3.875% due 3/1/31(a)	322,509
120,000	BB	4.000% due 10/15/33(a)	104,475
130,000	BB-	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	137,600
425,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	438,674

		Total Diversified Financial Services	7,089,465

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Electric - 3.0%
$ 100,000	B+	Alpha Generation LLC, Senior Unsecured Notes, 6.750% due 10/15/32(a)	$101,377
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	324,657
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	496,225
245,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	212,955
		NextEra Energy Operating Partners LP:
220,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	209,416
385,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	394,308
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,342
290,000	BB	5.250% due 6/15/29(a)	284,631
202,000	BB	3.625% due 2/15/31(a)	180,163
170,000	BB	6.250% due 11/1/34(a)	170,087
435,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	415,098
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	94,793
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	180,733
320,000	BB+	6.875% due 4/15/32(a)	332,278
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	528,384

		Total Electric	4,099,447

Electrical Components & Equipment - 0.3%
		EnerSys, Company Guaranteed Notes:
335,000	BB+	4.375% due 12/15/27(a)	320,477
29,000	BB+	6.625% due 1/15/32(a)	29,653

		Total Electrical Components & Equipment	350,130

Electronics - 0.5%
370,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	355,429
380,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	355,488

		Total Electronics	710,917

Energy - Alternate Sources - 0.2%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	46,879
190,000	B2(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	164,009

		Total Energy - Alternate Sources	210,888

Engineering & Construction - 0.7%
100,000	B+	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(a)	103,328
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	281,562
170,000	B	Railworks Holdings LP/Railworks Rally Inc., Secured Notes, 8.250% due 11/15/28(a)	174,620
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	139,281
290,000	CCC+	Tutor Perini Corp., Company Guaranteed Notes, 11.875% due 4/30/29(a)	323,192

		Total Engineering & Construction	1,021,983

Entertainment - 2.5%
478,000	CCC-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	212,815
270,000	CCC+	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	241,124
555,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	578,422
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	147,375
		Caesars Entertainment Inc.:
395,000	B-	Company Guaranteed Notes, 4.625% due 10/15/29(a)	372,282

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Entertainment - 2.5% - (continued)
		Senior Secured Notes:
$ 230,000	BB-	7.000% due 2/15/30(a)	$237,389
127,000	BB-	6.500% due 2/15/32(a)	129,646
210,000	B-	Senior Unsecured Notes, 6.000% due 10/15/32(a)	206,600
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	114,660
73,000	B-	Mohegan Tribal Gaming Authority, Secured Notes, 8.000% due 2/1/26(a)	72,604
240,000	B	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	247,676
443,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	427,939
107,000	BB+	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	105,798
290,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	306,539

		Total Entertainment	3,400,869

Environmental Control - 0.8%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	91,702
200,000	BB	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	207,659
320,000	B	MadisonQ LLC, Senior Secured Notes, 4.125% due 6/30/28(a)	307,415
		Reworld Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	226,754
243,000	B	5.000% due 9/1/30	227,594

		Total Environmental Control	1,061,124

Food - 1.2%
372,000	BB+	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	371,214
723,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	594,459
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	129,955
347,000	BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	345,428
192,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	178,443

		Total Food	1,619,499

Forest Products & Paper - 0.2%
316,000	B+	Magnera Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	284,329

Healthcare - Products - 1.0%
		Medline Borrower LP:
537,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	503,793
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	224,734
285,000	B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	290,648
320,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	325,615

		Total Healthcare - Products	1,344,790

Healthcare - Services - 2.3%
110,000	NR	Akumin Inc., Senior Secured Notes, 9.000% (8.000 % cash until 11/1/25 then 9.000 % cash or 8.000% cash and 2.000% PIK until 5/1/27 then 9.000% cash until 8/1/27) due 8/1/27(a)(i)	96,067
		CHS/Community Health Systems Inc.:
		Secured Notes:
120,000	CCC-	6.875% due 4/15/29(a)	96,935
60,000	CCC-	6.125% due 4/1/30(a)	44,463
		Senior Secured Notes:
370,000	B-	5.250% due 5/15/30(a)	316,084
340,000	B-	10.875% due 1/15/32(a)	354,232
198,000	B	Concentra Escrow Issuer Corp., Senior Unsecured Notes, 6.875% due 7/15/32(a)	204,240
110,000	BBB-	HCA Inc., Company Guaranteed Notes, 7.500% due 11/15/95	125,280
		LifePoint Health Inc., Senior Secured Notes:
590,000	B	9.875% due 8/15/30(a)	641,507
120,000	B	11.000% due 10/15/30(a)	132,361

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Healthcare - Services - 2.3% - (continued)
		Molina Healthcare Inc., Senior Unsecured Notes:
$ 310,000	BB	3.875% due 11/15/30(a)	$282,309
160,000	BB	6.250% due 1/15/33(a)	161,464
366,000	B+	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	370,230
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	226,811
115,500	CCC+	US Renal Care Inc., Senior Secured Notes, 10.625% due 6/28/28(a)	98,608

		Total Healthcare - Services	3,150,591

Holding Companies - Diversified - 0.1%
200,000	BB+	Stena International SA, Senior Secured Notes, 7.250% due 1/15/31(a)	206,901

Home Builders - 0.6%
210,000	B	Empire Communities Corp., Senior Unsecured Notes, 9.750% due 5/1/29(a)	224,050
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	117,678
120,000	BB-	5.000% due 3/1/28(a)	116,291
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	198,838
130,000	BB+	4.625% due 3/1/30(a)	122,841

		Total Home Builders	779,698

Housewares - 0.1%
110,000	BB-	Newell Brands Inc., Senior Unsecured Notes, 6.375% due 5/15/30	112,322

Insurance - 1.7%
335,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	335,428
535,000	BB+	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(a)	541,482
255,000	B-	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	262,630
350,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	354,264
327,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	347,343
320,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	328,068
		Ryan Specialty LLC, Senior Secured Notes:
120,000	BB-	4.375% due 2/1/30(a)	114,057
100,000	BB-	5.875% due 8/1/32(a)	100,045

		Total Insurance	2,383,317

Internet - 1.5%
200,000	B	Acuris Finance US Inc./Acuris Finance Sarl, Senior Secured Notes, 5.000% due 5/1/28(a)	181,899
147,000	B+	Cogent Communications Group Inc./Cogent Communications Finance Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	148,566
210,000	B+	Cogent Communications Group LLC, Company Guaranteed Notes, 7.000% due 6/15/27(a)	213,300
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	103,160
198,000	BB-	7.125% due 9/30/30(a)	205,148
419,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	385,157
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	454,491
		Match Group Holdings II LLC, Senior Unsecured Notes:
220,000	BB	4.625% due 6/1/28(a)	211,738
140,000	BB	3.625% due 10/1/31(a)	121,566

		Total Internet	2,025,025

Iron/Steel - 1.4%
219,000	BB-	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	210,875

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Iron/Steel - 1.4% - (continued)
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
$ 80,000	BB-	5.875% due 6/1/27	$80,220
330,000	BB-	7.000% due 3/15/32(a)	332,090
95,000	Ba3(b)	7.375% due 5/1/33(a)	96,840
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	43,187
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	317,152
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	269,933
273,000	Ba3(b)	9.250% due 10/1/28(a)	286,288
239,000	Ba3(b)	8.500% due 5/1/30(a)	244,465

		Total Iron/Steel	1,881,050

Leisure Time - 4.8%
		Carnival Corp.:
		Company Guaranteed Notes:
796,000	BB	5.750% due 3/1/27(a)	799,965
749,000	BB	6.000% due 5/1/29(a)	752,253
460,000	BB	10.500% due 6/1/30(a)	493,789
120,000	BBB-	Senior Secured Notes, 7.000% due 8/15/29(a)	125,572
150,000	BB	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	161,111
90,000	BB	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(a)	90,105
		NCL Corp., Ltd.:
327,000	B	Company Guaranteed Notes, 5.875% due 3/15/26(a)	327,260
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	270,485
270,000	BB	8.375% due 2/1/28(a)	282,731
230,000	BB	8.125% due 1/15/29(a)	244,259
		Senior Unsecured Notes:
358,000	B	3.625% due 12/15/24(a)	358,992
374,000	B	7.750% due 2/15/29(a)	399,319
180,000	B	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	182,466
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
210,000	BB+	5.625% due 9/30/31(a)	210,530
290,000	BB+	6.250% due 3/15/32(a)	296,517
485,000	BB+	6.000% due 2/1/33(a)	491,399
		Viking Cruises Ltd.:
		Company Guaranteed Notes:
64,000	B+	5.875% due 9/15/27(a)	63,613
420,000	B+	9.125% due 7/15/31(a)	454,999
379,000	B+	Senior Unsecured Notes, 7.000% due 2/15/29(a)	383,048
200,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	195,411

		Total Leisure Time	6,583,824

Lodging - 1.9%
420,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	418,919
306,000	B+	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	276,320
		Melco Resorts Finance Ltd., Senior Unsecured Notes:
620,000	BB-	5.375% due 12/4/29(a)	567,868
200,000	BB-	7.625% due 4/17/32(a)	202,198
322,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	323,057
325,000	B+	Studio City Finance Ltd., Company Guaranteed Notes, 5.000% due 1/15/29(a)	294,919

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Lodging - 1.9% - (continued)
		Travel + Leisure Co., Senior Secured Notes:
$ 245,000	BB-	6.000% due 4/1/27	$247,524
110,000	BB-	4.500% due 12/1/29(a)	103,983
200,000	BB-	Wynn Macau Ltd., Senior Unsecured Notes, 5.500% due 1/15/26(a)	198,069

		Total Lodging	2,632,857

Machinery - Construction & Mining - 0.2%
30,000	NR	Bloom Energy Corp., Senior Unsecured Notes, 3.000% due 6/1/29(a)	45,966
240,000	BB+	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	228,754

		Total Machinery - Construction & Mining	274,720

Machinery - Diversified - 0.2%
88,000	BB	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	82,459
150,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	152,786

		Total Machinery - Diversified	235,245

Media - 5.5%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	359,521
565,000	B+	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	471,487
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	511,905
160,000	BB-	4.750% due 2/1/32(a)	144,106
680,000	BB-	4.500% due 5/1/32	601,340
330,000	BB-	4.500% due 6/1/33(a)	286,505
170,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.700% due 4/1/51	112,792
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	CCC+	11.250% due 5/15/28(a)	207,989
530,000	CCC+	11.750% due 1/31/29(a)	526,020
200,000	CCC+	6.500% due 2/1/29(a)	171,934
200,000	CCC+	4.500% due 11/15/31(a)	150,993
		Senior Unsecured Notes:
980,000	CCC-	5.750% due 1/15/30(a)	589,852
200,000	CCC-	4.625% due 12/1/30(a)	111,883
90,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	88,513
		DISH DBS Corp.:
450,000	C	Company Guaranteed Notes, 7.750% due 7/1/26	387,430
410,000	CC	Senior Secured Notes, 5.750% due 12/1/28(a)	358,107
230,000	CCC+	Gray Television Inc., Company Guaranteed Notes, 5.375% due 11/15/31(a)	137,187
170,000	CC	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)(h)	121,975
		Paramount Global, Junior Subordinated Notes:
139,000	BB-	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(e)	131,664
222,000	BB-	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(e)	214,348
		Sirius XM Radio Inc., Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	526,278
86,000	BB+	3.875% due 9/1/31(a)	74,513
327,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	300,452
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	57,440
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	158,103
		Univision Communications Inc., Senior Secured Notes:
120,000	B+	8.000% due 8/15/28(a)	122,561

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Media - 5.5% - (continued)
$ 112,000	B+	7.375% due 6/30/30(a)	$108,078
260,000	B+	8.500% due 7/31/31(a)	258,136
207,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	176,774

		Total Media	7,467,886

Metal Fabricate/Hardware - 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	90,822
60,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	59,460
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	217,013

		Total Metal Fabricate/Hardware	367,295

Mining - 1.5%
700,000	B	First Quantum Minerals Ltd., Secured Notes, 9.375% due 3/1/29(a)	750,549
450,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	412,798
320,000	BBB-	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	310,233
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	39,453
482,000	B	6.125% due 4/1/29(a)	486,736

		Total Mining	1,999,769

Miscellaneous Manufacturers - 0.0%@
12,101	WD(c)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(d)(j)	–

Oil & Gas - 5.8%
294,000	BB-	Baytex Energy Corp., Senior Unsecured Notes, 7.375% due 3/15/32(a)	293,198
410,000	B-	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	409,103
310,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	311,224
231,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 8.750% due 7/1/31(a)	245,173
		Comstock Resources Inc., Company Guaranteed Notes:
110,000	B	6.750% due 3/1/29(a)	108,532
170,000	B	5.875% due 1/15/30(a)	160,434
		Crescent Energy Finance LLC, Company Guaranteed Notes:
180,000	BB-	9.250% due 2/15/28(a)	189,342
193,000	BB-	7.625% due 4/1/32(a)	194,815
74,000	BB-	7.375% due 1/15/33(a)	73,524
540,000	BBB-	Expand Energy Corp., Company Guaranteed Notes, 4.750% due 2/1/32	514,276
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
453,000	BB+	5.750% due 2/1/29(a)	440,258
170,000	BB+	6.250% due 4/15/32(a)	161,809
150,000	BB+	8.375% due 11/1/33(a)	158,579
175,000	BB+	7.250% due 2/15/35(a)	171,436
300,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	297,319
283,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	284,113
125,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	121,263
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	122,981
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	245,525
110,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 8.875% due 7/15/30	126,708
		Permian Resources Operating LLC, Company Guaranteed Notes:
90,000	BB	8.000% due 4/15/27(a)	92,759
170,000	BB	5.875% due 7/1/29(a)	169,267
190,000	BB	9.875% due 7/15/31(a)	210,770
240,000	BB	7.000% due 1/15/32(a)	247,296

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Oil & Gas - 5.8% - (continued)
$ 90,000	BB	6.250% due 2/1/33(a)	$90,736
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB	7.375% due 1/17/27	41,508
20,000	BB	5.750% due 2/1/29	20,116
400,000	BB+	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	412,566
200,000	B-	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(a)	171,178
529,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	529,553
		Talos Production Inc., Secured Notes:
22,000	BB-	9.000% due 2/1/29(a)	23,073
262,000	BB-	9.375% due 2/1/31(a)	275,755
338,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	344,480
329,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	323,918
340,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	333,158

		Total Oil & Gas	7,915,745

Oil & Gas Services - 0.5%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	279,244
120,000	BB-	6.625% due 9/1/32(a)	121,718
320,000	B+	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	331,038

		Total Oil & Gas Services	732,000

Packaging & Containers - 1.9%
200,000	C	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(i)	42,520
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
210,000	B	Senior Secured Notes, 6.000% due 6/15/27(a)	209,356
250,000	CCC	Senior Unsecured Notes, 4.000% due 9/1/29(a)	217,337
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	209,715
150,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	147,639
440,000	CCC+	Clydesdale Acquisition Holdings Inc., Company Guaranteed Notes, 8.750% due 4/15/30(a)	441,974
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	246,028
156,000	CCC-	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	142,743
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	242,599
127,000	B-	9.500% due 11/1/28(a)	128,475
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	246,836
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	276,247

		Total Packaging & Containers	2,551,469

Pharmaceuticals - 2.2%
		Bausch Health Cos., Inc.:
430,000	CCC	Company Guaranteed Notes, 5.250% due 1/30/30(a)	241,140
50,000	B-	Senior Secured Notes, 6.125% due 2/1/27(a)	46,267
382,000	B+	Endo Finance Holdings Inc., Senior Secured Notes, 8.500% due 4/15/31(a)	407,088
		HLF Financing Sarl LLC/Herbalife International Inc.:
580,000	B	Company Guaranteed Notes, 4.875% due 6/1/29(a)	421,898
355,000	B+	Senior Secured Notes, 12.250% due 4/15/29(a)	374,636
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	189,718
204,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	186,898
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(h)(j)	3,220

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Pharmaceuticals - 2.2% - (continued)
$ 200,000	BB	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	$202,636
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB	5.125% due 5/9/29	245,487
400,000	BB	7.875% due 9/15/29	433,401
270,000	BB	8.125% due 9/15/31	303,943

		Total Pharmaceuticals	3,056,332

Pipelines - 5.1%
350,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	363,427
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	186,503
60,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	65,029
295,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)	307,787
90,000	BB+	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(e)(f)	90,266
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BBB-	7.500% due 6/1/27(a)	27,759
48,000	BBB-	5.500% due 7/15/28	48,820
254,000	BBB-	7.500% due 6/1/30(a)	275,034
310,000	BBB-	6.500% due 7/15/48	327,472
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
426,000	B	8.250% due 1/15/29	435,744
85,000	B	7.875% due 5/15/32	85,739
		Harvest Midstream I LP, Senior Unsecured Notes:
430,000	BB-	7.500% due 9/1/28(a)	440,182
125,000	BB-	7.500% due 5/15/32(a)	128,533
250,000	BB+	Hess Midstream Operations LP, Company Guaranteed Notes, 4.250% due 2/15/30(a)	235,247
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
120,000	B+	8.875% due 7/15/28(a)	127,499
450,000	B+	7.375% due 7/15/32(a)	464,084
775,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	726,437
105,405	NR	New Generation Gas Gathering LLC, Senior Secured Notes, 10.309% (3-Month Term SOFR + 5.750%) due 9/30/29(a)(e)(h)(j)	103,827
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
59,000	B+	8.125% due 2/15/29(a)	60,478
209,000	B+	8.375% due 2/15/32(a)	214,081
		NuStar Logistics LP, Company Guaranteed Notes:
40,000	BB+	5.750% due 10/1/25	39,959
238,000	BB+	6.375% due 10/1/30	245,316
90,000	B+	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	94,243
170,000	B+	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	161,061
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
250,000	BB+	6.250% due 1/15/30(a)	256,102
180,000	BB+	4.125% due 8/15/31(a)	164,005
110,000	BB+	3.875% due 11/1/33(a)	95,832
		Venture Global LNG Inc.:
320,000	B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(e)(f)	331,824
		Senior Secured Notes:
150,000	BB	7.000% due 1/15/30(a)	153,513
590,000	BB	9.875% due 2/1/32(a)	656,463

		Total Pipelines	6,912,266

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Private Equity - 0.4%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
$ 407,000	BB+	3.375% due 6/15/26(a)	$393,670
180,000	BB+	8.000% due 6/15/27(a)	187,901

		Total Private Equity	581,571

Real Estate - 1.2%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
413,000	BB-	6.750% due 5/15/28(a)	417,859
416,000	BB-	8.875% due 9/1/31(a)	449,680
251,875	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	257,458
210,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	222,473
		Kennedy-Wilson Inc., Company Guaranteed Notes:
325,000	B+	4.750% due 3/1/29	300,890
41,000	B+	4.750% due 2/1/30	37,220

		Total Real Estate	1,685,580

Real Estate Investment Trusts (REITs) - 2.6%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	715,816
87,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	88,499
		Diversified Healthcare Trust:
114,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	114,058
70,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	59,953
290,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	284,621
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	117,837
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB	4.250% due 2/1/27(a)	297,109
110,000	BB	4.750% due 6/15/29(a)	105,370
340,000	BB	7.000% due 7/15/31(a)	352,502
160,000	CCC+	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	104,577
		Service Properties Trust:
		Company Guaranteed Notes:
336,000	BB-	5.500% due 12/15/27	321,785
395,000	BB-	8.375% due 6/15/29	392,647
173,000	BB-	8.875% due 6/15/32	166,428
60,000	BB-	Senior Secured Notes, 8.625% due 11/15/31(a)	63,352
130,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	134,024
310,000	CCC	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	272,190

		Total Real Estate Investment Trusts (REITs)	3,590,768

Retail - 4.5%
70,000	BB+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	69,895
160,000	BB	Bath & Body Works Inc., Company Guaranteed Notes, 6.625% due 10/1/30(a)	163,998
90,000	BB	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(a)	92,336
90,000	BB-	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	95,762
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	523,092
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
390,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	365,680
190,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	178,651
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	414,904
187,000	BB	5.625% due 1/1/30(a)	182,439

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Retail - 4.5% - (continued)
$ 150,000	BB	6.875% due 3/1/32(a)	$153,126
250,000	BB	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	217,532
		Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes:
200,000	B+	11.500% due 8/15/29(a)	203,359
200,000	B+	8.750% due 1/15/32(a)	177,398
552,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	446,941
610,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	571,334
310,000	B-	Michaels Cos Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(a)	225,310
		Murphy Oil USA Inc., Company Guaranteed Notes:
225,000	BB+	4.750% due 9/15/29	217,248
110,000	BB+	3.750% due 2/15/31(a)	98,561
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 8.500% due 10/1/28(a)	98,703
495,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	443,703
140,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	150,688
220,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.750% due 3/1/32	224,906
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	180,288
350,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 7.750% due 10/15/29(a)	359,866
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	91,093
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	82,970
133,000	B+	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(a)	140,545

		Total Retail	6,170,328

Semiconductors - 0.2%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	320,850

Software - 2.2%
120,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	114,950
335,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	349,085
210,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	211,282
		Cloud Software Group Inc.:
140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	141,871
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	349,045
370,000	B	8.250% due 6/30/32(a)	385,955
170,000	BB-	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	159,219
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	420,550
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	18,896
260,000	BB	3.875% due 12/1/29(a)	237,372
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	215,191
636,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	399,101

		Total Software	3,002,517

Telecommunications - 4.8%
		Altice Financing SA, Senior Secured Notes:
674,000	B-	5.000% due 1/15/28(a)	538,629
607,000	B-	5.750% due 8/15/29(a)	460,472
500,000	CCC-	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	143,613
		Altice France SA, Senior Secured Notes:
250,000	CCC+	8.125% due 2/1/27(a)	210,631
250,000	CCC+	5.500% due 1/15/28(a)	194,126

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.8% - (continued)
Telecommunications - 4.8% - (continued)
$ 710,000	CCC+	5.125% due 7/15/29(a)	$544,294
246,000	CCC+	5.500% due 10/15/29(a)	189,392
278,000	B+	C&W Senior Finance Ltd., Senior Unsecured Notes, 6.875% due 9/15/27(a)	276,197
170,000	CCC+	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	140,888
200,000	CCC-	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	195,886
505,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	466,682
		EchoStar Corp., Senior Secured Notes:
563,000	B	10.750% due 11/30/29	609,504
26,045	B	3.875% (3.875% cash or PIK until 5/30/27 then 3.875% cash) due 11/30/30(i)	29,073
30,283	B	6.750% (6.750% cash or PIK until 5/30/27 then 6.750% cash) due 11/30/30(i)(j)	27,372
		Iliad Holding SASU, Senior Secured Notes:
345,000	B+	7.000% due 10/15/28(a)	350,651
200,000	B+	8.500% due 4/15/31(a)	213,106
280,000	B	Level 3 Financing Inc., Senior Secured Notes, 11.000% due 11/15/29(a)	318,507
260,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	260,681
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	279,833
380,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	185,688
		Viasat Inc.:
73,000	BB-	Senior Secured Notes, 5.625% due 4/15/27(a)	69,718
607,000	B-	Senior Unsecured Notes, 7.500% due 5/30/31(a)	413,519
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	229,315
270,000	B+	7.750% due 4/15/32(a)	275,980

		Total Telecommunications	6,623,757

Transportation - 0.8%
496,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	492,169
330,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	313,176
50,000	BB	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,742
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	195,303

		Total Transportation	1,052,390

Trucking & Leasing - 0.3%
375,000	BBB-	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(e)	375,880

		TOTAL CORPORATE BONDS & NOTES (Cost - $123,015,407)	121,456,396

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.318% (3-Month Term SOFR + 3.662%) due 4/15/34(a)(e)	281,798
230,000	BBB-	Bain Capital Credit CLO Ltd., Series 2020-3A, Class DRR, 7.726% (3-Month Term SOFR + 3.100%) due 10/23/34(a)(e)	231,258
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 8.546% (3-Month Term SOFR + 3.912%) due 4/24/34(a)(e)	251,308
110,000	BBB-	Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 8.026% (3-Month Term SOFR + 2.900%) due 10/20/37(a)(e)	111,644
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.328% (3-Month Term SOFR + 6.672%) due 4/15/34(a)(e)	276,846
250,000	BBB-	CarVal CLO XI C Ltd., Series 2024-3A, Class D1, 7.571% (3-Month Term SOFR + 3.000%) due 10/20/37(a)(e)	251,244
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.294% (3-Month Term SOFR + 3.662%) due 7/18/30(a)(e)	250,632
100,000	NR	Hartwick Park CLO Ltd., Series 2023-1A, Class ER (3-Month Term SOFR + 4.850%) due 1/20/37(a)(e)	100,500
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 10.979% (3-Month Term SOFR + 6.362%) due 4/20/32(a)(e)	362,567
150,000	NR	Magnetite XXXIX Ltd., Series 2023-39A, Class E1R (3-Month Term SOFR + 4.900%) due 1/25/37(a)(e)	150,750
250,000	Baa3(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 8.409% (3-Month Term SOFR + 3.792%) due 1/20/32(a)(e)	246,150
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.038% (3-Month Term SOFR + 3.382%) due 7/15/31(a)(e)	282,012
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 10.799% (3-Month Term SOFR + 6.182%) due 10/21/30(a)(e)	251,390

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0% - (continued)
$ 230,000	(P)BBB	Obra CLO 1 Ltd., Series 2024-1A, Class D1 (3-Month Term SOFR + 3.400% ) due 1/20/38(a)(e)	$230,862
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 8.668% (3-Month Term SOFR + 4.012%) due 10/15/34(a)(e)	281,287
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 8.368% (3-Month Term SOFR + 3.712%) due 10/13/31(a)(e)	210,288
180,000	BBB-	OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, 7.467% (3-Month Term SOFR + 2.850%) due 7/19/37(a)(e)	181,962
130,000	BBB-(c)	Palmer Square CLO Ltd., Series 2022-3A, Class D1R, 7.567% (3-Month Term SOFR + 2.950%) due 7/20/37(a)(e)	131,715
150,000	A3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 7.656% (3-Month Term SOFR + 3.000%) due 4/15/31(a)(e)	150,653
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.129% (3-Month Term SOFR + 7.512%) due 7/20/34(a)(e)	227,452
160,000	BBB-	Symphony CLO 40 Ltd., Series 2023-40A, Class D, 9.656% (3-Month Term SOFR + 5.000%) due 1/14/34(a)(e)	161,062
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.199% (3-Month Term SOFR + 6.552%) due 1/16/32(a)(e)	251,720
300,000	BBB-	Trinitas CLO XXVI Ltd., Series 2023-26A, Class D, 9.117% (3-Month Term SOFR + 4.500%) due 1/20/35(a)(e)	301,909
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 11.829% (3-Month Term SOFR + 7.212%) due 4/20/34(a)(e)	350,102

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,472,188)	5,527,111

SENIOR LOANS - 2.3%
48,960	NR	Acrisure LLC, (Cost - $49,019, acquired 6/20/24), 7.599% (1-Month CME Term SOFR + 3.000%) due 2/16/27(e)(g)	49,154
360,705	NR	Arctic Canadian Diamond Co., Ltd., (Cost - $360,705, acquired 2/2/21), 30.609% (3-Month USD-LIBOR + 25.000%) due 12/31/24(e)(g)(h)(j)	341,083
329,160	NR	Asurion LLC, (Cost - $327,651, acquired 7/24/24), 8.673% (1-Month CME Term SOFR + 4.000%) due 8/19/28(e)(g)	330,120
109,725	NR	Clarios Global LP, (Cost - $110,525, acquired 7/16/24), 7.073% (1-Month CME Term SOFR + 2.500%) due 5/6/30(e)(g)	110,594
129,350	NR	Cotiviti Inc., (Cost - $128,773, acquired 2/22/24), 7.672% (1-Month CME Term SOFR + 3.000%) due 5/1/31(e)(g)	130,037
		DCert Buyer Inc.:
195,150	NR	(Cost - $193,316, acquired 4/17/20), 8.573% (1-Month CME Term SOFR + 4.000%) due 10/16/26(e)(g)	191,699
180,000	NR	(Cost - $179,763, acquired 2/16/21), 11.573% (1-Month CME Term SOFR + 7.000%) due 2/19/29(e)(g)	152,400
80,000	NR	Deerfield Dakota Holding LLC, (Cost - $79,503, acquired 3/5/20), 11.615% (3-Month CME Term SOFR + 6.750%) due 4/7/28(e)(g)	78,000
41,141	NR	EyeCare Partners LLC, (Cost - $29,715, acquired 5/8/24), 5.717% (3-Month CME Term SOFR + 1.000%) due 11/30/28(e)(g)	31,102
180,000	NR	Gannett Holdings LLC, (Cost - $177,414, acquired 10/5/21), 9.804% (3-Month CME Term SOFR + 5.000%) due 9/24/29(e)(g)(j)	180,228
140,000	NR	Genesee & Wyoming Inc., (Cost - $139,363, acquired 4/5/24), 6.604% (3-Month CME Term SOFR + 2.000%) due 4/10/31(e)(g)	140,535
400,000	NR	Global Tel Link Corporation, (Cost - $385,026, acquired 7/29/24), 12.073% (1-Month CME Term SOFR + 7.500%) due 8/6/29(e)(g)	390,900
149,625	NR	Gray Television Inc., (Cost - $144,237, acquired 5/23/24), 9.922% (1-Month CME Term SOFR + 5.250%) due 6/4/29(e)(g)	142,103
49,103	NR	MRI Software LLC, (Cost - $48,594, acquired 3/20/23), 9.354% (3-Month CME Term SOFR + 4.750%) due 2/10/27(e)(g)	49,225
240,000	NR	Sedgwick Claims Management Services Inc., (Cost - $227,629, acquired 2/24/23), 7.585% (3-Month CME Term SOFR + 3.000%) due 7/31/31(e)(g)	241,984
228,850	NR	Station Casinos LLC, (Cost - $227,822, acquired 3/7/24), 6.823% (1-Month CME Term SOFR + 2.250%) due 3/14/31(e)(g)	229,845
66,800	NR	United AirLines Inc., (Cost - $67,032, acquired 11/1/24), 6.635% (3-Month CME Term SOFR + 2.000%) due 2/22/31(e)(g)	67,308
232,155	NR	Vericast Corp., (Cost - $223,301, acquired 8/9/21), 12.354% (3-Month CME Term SOFR + 7.750%) due 6/15/30(e)(g)	222,362

		TOTAL SENIOR LOANS (Cost - $3,099,388)	3,078,679

Shares/Units
COMMON STOCKS - 0.1%
CONSUMER NON-CYCLICAL - 0.0%@
Pharmaceuticals - 0.0%@
1,182		Endo Inc., (Cost - $114,733, acquired 5/31/22)*(g)(h)(j)	26,950

ENERGY - 0.1%
Oil & Gas - 0.1%
1,156		Chord Energy Corp.	147,413

		TOTAL COMMON STOCKS (Cost - $209,647)	174,363

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BOND - 0.1%
Argentina - 0.1%
$96,340	CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.625% due 9/1/37(a) (Cost - $35,709)	$62,742

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $131,832,339)	130,299,291

SHORT-TERM INVESTMENTS - 4.1%
TIME DEPOSITS - 4.1%
2,431,210		Citibank - New York, 3.930% due 12/2/24	2,431,210
983,756		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	983,756
2,235,295		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	2,235,295

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,650,261)	5,650,261

		TOTAL INVESTMENTS - 99.4% (Cost - $137,482,600)	135,949,552

		Other Assets in Excess of Liabilities - 0.6%	870,840

		TOTAL NET ASSETS - 100.0%	$136,820,392

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $109,220,791 and represents 79.8% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2024, amounts to $3,105,629 and represents 2.3% of net assets.
(h)	Illiquid security.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2024, the Fund held Level 3 securities with a total value of $0, representing 0.0% of net assets.

At November 30, 2024, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 137,482,600	$ 3,642,244	$ (5,175,292)	$ (1,533,048)

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.3%
Collateralized Mortgage Obligations	4.1
Senior Loans	2.3
Common Stocks	0.1
Sovereign Bond	0.0 *
Short-Term Investments	4.2

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency abbreviation used in this schedule:

USD	—	United States Dollar

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 46.3%
FHLMC - 8.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
$27,023		3.500% due 10/1/39	$25,447
371,335.17		2.500% due 12/1/51	311,168
85,894.46		2.000% due 3/1/52	69,090
1,190,110.50		4.500% due 9/1/52 - 10/1/52	1,145,741
6,642,899.78		6.500% due 1/1/53 - 3/1/54	6,808,645
2,832,933.60		5.000% due 3/1/53 - 6/1/54	2,786,104
3,827,494.22		6.000% due 12/1/53 - 9/1/54	3,874,395

		Total FHLMC	15,020,590

FNMA - 35.2%
		Federal National Mortgage Association (FNMA):
829,740.06		4.500% due 9/1/34 - 6/1/52	799,225
296,243.48		3.500% due 10/1/34 - 6/1/50	273,771
9,981.7		7.022% (1-Year CMT Index + 2.360%) due 11/1/34(a)	10,351
8,227,174.25		6.500% due 8/1/37 - 3/1/54	8,435,215
2,100,000		2.000% due 12/1/39(b)	1,883,693
402,508.03		3.000% due 10/1/49 - 5/1/51	352,384
80,964.63		4.000% due 6/1/50	76,568
423,484.17		2.000% due 3/1/52	340,816
18,952,617.54		6.000% due 4/1/53 - 7/1/54	19,187,685
1,336,492.82		5.000% due 5/1/53 - 6/1/54	1,312,525
561,386.99		5.500% due 9/1/53	561,426
17,800,000		6.000% due 12/1/54(b)	18,011,093
3,600,000		3.000% due 1/1/55(b)	3,140,681
744,000		4.000% due 1/1/55(b)	696,027
8,437,000		4.500% due 1/1/55(b)	8,102,958

		Total FNMA	63,184,418

GNMA - 2.7%
		Government National Mortgage Association II (GNMA):
1,399.17		6.000% due 9/20/38	1,422
4,733,340.81		3.000% due 11/20/51 - 6/20/52	4,198,546
700,000		2.500% due 12/20/54(b)	598,152

		Total GNMA	4,798,120

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $82,515,257)	83,003,128

SOVEREIGN BONDS - 32.4%
Australia - 0.3%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	60,405
50,000	AUD	1.750% due 6/21/51	17,778
1,000,000	AUD	Treasury Corp. of Victoria, 2.250% due 9/15/33	524,301

		Total Australia	602,484

Brazil - 1.9%
		Brazil Letras do Tesouro Nacional:
9,700,000	BRL	zero coupon due 4/1/25	1,552,730
12,700,000	BRL	zero coupon due 10/1/25	1,900,614

		Total Brazil	3,453,344

Canada - 2.3%
		Canadian Government Bonds:
2,100,000	CAD	4.000% due 3/1/29	1,562,801

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 32.4% - (continued)
Canada - 2.3% - (continued)
1,700,000	CAD	3.250% due 12/1/33	$1,228,999
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	331,169
1,500,000	CAD	Province of Ontario Canada, 3.650% due 6/2/33	1,073,776

		Total Canada	4,196,745

Chile - 0.1%
$ 200,000		Chile Government International Bonds, 4.850% due 1/22/29	200,599

China - 0.4%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	675,266

France - 2.7%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(c)	950,158
3,300,000	EUR	2.000% due 5/25/48(c)	2,751,852
1,650,000	EUR	0.750% due 5/25/52(c)	946,554
500,000	EUR	0.500% due 5/25/72(c)	200,502

		Total France	4,849,066

Hungary - 0.1%
200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	207,015

Israel - 0.8%
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	469,058
		Israel Government International Bonds:
300,000		5.375% due 3/12/29	303,672
300,000		5.500% due 3/12/34	300,651
300,000		5.750% due 3/12/54	290,500

		Total Israel	1,363,881

Italy - 0.9%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	402,489
		Italy Buoni Poliennali Del Tesoro:
500,000	EUR	zero coupon due 4/1/26	512,984
200,000	EUR	3.850% due 9/15/26	217,022
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	521,098

		Total Italy	1,653,593

Japan - 9.0%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	329,673
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	733,290
		Japan Government Thirty Year Bonds:
210,000,000.000001	JPY	1.700% due 9/20/44	1,369,325
280,000,000.000001	JPY	1.400% due 9/20/45	1,710,557
152,000,000.000001	JPY	0.500% due 9/20/46	754,379
98,000,000	JPY	0.700% due 12/20/48	487,908
360,000,000.000001	JPY	0.500% due 3/20/49	1,691,863
125,000,000.000001	JPY	0.700% due 6/20/51	589,404
210,000,000.000001	JPY	0.700% due 12/20/51	981,045
152,000,000.000001	JPY	1.800% due 3/20/54	921,875
172,000,000.000001	JPY	2.200% due 6/20/54	1,139,407
		Japan Government Twenty Year Bonds:
131,000,000.000001	JPY	1.200% due 9/20/35	880,405
200,000,000.000001	JPY	1.000% due 12/20/35	1,313,550
20,000,000	JPY	0.400% due 3/20/36	122,546
130,000,000.000001	JPY	1.500% due 9/20/43	829,725
110,000,000	JPY	Japan Government Two Year Bonds, 0.100% due 1/1/26	732,203
		Japanese Government CPI Linked Bonds:
161,469,210.000001	JPY	0.100% due 3/10/28	1,121,362
51,269,950	JPY	0.100% due 3/10/29	357,042

		Total Japan	16,065,559

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 32.4% - (continued)
Malaysia - 1.9%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	$2,818,391
900,000	MYR	2.632% due 4/15/31	189,642
2,000,000	MYR	4.054% due 4/18/39	456,012

		Total Malaysia	3,464,045

Peru - 0.8%
900,000	PEN	Peru Government Bonds, 7.600% due 8/12/39(c)	253,992
		Peruvian Government International Bonds:
2,900,000	PEN	6.950% due 8/12/31	817,382
1,400,000	PEN	5.400% due 8/12/34	343,854

		Total Peru	1,415,228

Poland - 0.5%
		Poland Government International Bonds:
$ 200,000		4.625% due 3/18/29	199,113
200,000	EUR	3.875% due 2/14/33	221,286
100,000		4.875% due 10/4/33	98,549
100,000		5.125% due 9/18/34	99,413
100,000	EUR	4.250% due 2/14/43	110,819
100,000		5.500% due 4/4/53	97,161

		Total Poland	826,341

Romania - 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	687,122
200,000	EUR	1.750% due 7/13/30(c)	178,970
100,000	EUR	2.000% due 4/14/33(c)	81,303
50,000	EUR	2.750% due 4/14/41(c)	35,352
200,000	EUR	2.875% due 4/13/42(c)	140,868

		Total Romania	1,123,615

Saudi Arabia - 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(c)	400,279
700,000		4.875% due 7/18/33(c)	696,063

		Total Saudi Arabia	1,096,342

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	95,293
100,000	EUR	1.650% due 3/3/33(c)	85,316

		Total Serbia	180,609

Singapore - 0.8%
		Singapore Government Bonds:
47,000	SGD	2.375% due 7/1/39	33,259
1,649,000	SGD	3.250% due 6/1/54	1,363,134

		Total Singapore	1,396,393

South Africa - 0.8%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	470,332
18,200,000	ZAR	8.875% due 2/28/35	929,982

		Total South Africa	1,400,314

South Korea - 0.5%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(c)	391,922
652,270,000	KRW	Korea Treasury Bonds, 3.250% due 6/10/33	486,130

		Total South Korea	878,052

Spain - 4.6%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	110,913

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 32.4% - (continued)
Spain - 4.6% - (continued)
		Spain Government Bonds:
900,000	EUR	2.500% due 5/31/27	$957,670
400,000	EUR	1.450% due 10/31/27(c)	413,739
1,500,000	EUR	1.400% due 7/30/28(c)	1,538,012
450,000	EUR	1.450% due 4/30/29(c)	458,508
400,000	EUR	0.700% due 4/30/32(c)	370,337
2,100,000	EUR	2.550% due 10/31/32(c)	2,210,251
400,000	EUR	1.850% due 7/30/35(c)	384,575
500,000	EUR	1.900% due 10/31/52(c)	389,305
850,000	EUR	3.450% due 7/30/66(c)	893,438
800,000	EUR	1.450% due 10/31/71(c)	466,280

		Total Spain	8,193,028

United Kingdom - 2.7%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,407,338
700,000	GBP	3.500% due 1/22/45	751,644
500,000	GBP	1.750% due 1/22/49	367,453
1,400,000	GBP	0.625% due 10/22/50	711,862
1,300,000	GBP	1.250% due 7/31/51	792,021
500,000	GBP	4.375% due 7/31/54	597,908
500,000	GBP	1.125% due 10/22/73	232,076

		Total United Kingdom	4,860,302

		TOTAL SOVEREIGN BONDS (Cost - $72,957,056)	58,101,821

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4%
$ 34,374		ACAS CLO Ltd., Series 2015-1A, Class AR3, 5.784% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	34,417
288,989		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 5.602% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	284,491
171,240	GBP	ALBA PLC, Series 2007-1, Class A3, 5.178% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	213,869
47,094		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.071% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	47,155
310,309		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.256% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	310,451
334,646		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.182% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	297,817
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, 5.857% (3-Month Term SOFR + 1.240%) due 7/19/34(a)(c)	500,395
4,685		Banc of America Funding Trust, Series 2006-A, Class 1A1, 6.499% due 2/20/36(a)	4,453
131,321		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.152% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	131,212
268,345		BDS Ltd., Series 2021-FL10, Class A, 6.075% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	268,423
		Bear Stearns Adjustable Rate Mortgage Trust:
1,473		Series 2003-5, Class 1A2, 5.347% due 8/25/33(a)	1,418
1,662		Series 2003-7, Class 6A, 6.541% due 10/25/33(a)	1,599
7,102		Series 2004-2, Class 22A, 7.082% due 5/25/34(a)	6,790
1,453		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,307
28,248		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.528% due 1/26/36(a)	20,688
365,088		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.951% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	363,777
440,692		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.723% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(c)	441,131
299,802	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.021% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	315,534
204,821	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 3.726% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	215,823
237,294	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.964% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	250,431
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR (3-Month Term SOFR + 1.090%) due 7/20/34(a)(c)	600,450
573,810		CarVal CLO I Ltd., Series 2018-1A, Class AR, 5.877% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(c)	574,589
192,595		CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.846% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	192,733
		Countrywide Alternative Loan Trust:
3,138		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,368
16,613		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	8,040
33,200		Series 2007-11T1, Class A12, 5.052% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,528
25,504		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,726

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4% - (continued)
		Countrywide Asset-Backed Certificates:
$219,515		Series 2007-9, Class 2A4, 4.952% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	$209,943
35,849		Series 2007-12, Class 1A1, 5.442% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	34,787
256,077		Series 2007-13, Class 1A, 5.542% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	250,561
		Countrywide Home Loan Mortgage Pass-Through Trust:
34,777		Series 2005-2, Class 1A1, 5.342% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	31,634
1,469		Series 2005-3, Class 2A1, 5.282% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	1,400
35,210		Series 2005-9, Class 1A3, 5.162% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	29,801
11,526		Series 2005-11, Class 3A1, 3.796% due 4/25/35(a)	8,637
5,736		Series 2005-HYB9, Class 3A2A, 6.662% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	4,919
491,470		Series 2007-4, Class 1A47, 6.000% due 5/25/37	219,827
92,009		Series 2007-19, Class 2A1, 6.500% due 11/25/47	47,737
		Credit Suisse Commercial Mortgage Capital Trust:
34,334		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,125
74,157		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	60,882
124,083		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	20,835
248,433	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 3.834% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	261,934
484,512	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class A, 4.403% (3-Month EURIBOR + 1.380%) due 8/15/33(a)(c)	513,978
351,105		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.202% (1-Month Term SOFR + 0.864%) due 10/25/47(a)	276,455
265,402	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 3.839% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	279,064
262,348		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.938% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	262,703
30,462		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.898% (3-Month Term SOFR + 1.242%) due 4/15/28(a)(c)	30,474
		Elevation CLO Ltd.:
53,798		Series 2017-8A, Class A1R2, 5.837% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	53,841
500,000		Series 2018-3A, Class A1R2, 5.926% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(c)	501,460
294,635		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.752% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	290,646
39,003	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 5.160% (Sterling Overnight Index Average + 0.269%) due 6/15/44(a)	49,377
162,690	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.969% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	206,544
354,650		Extended Stay America Trust, Series 2021-ESH, Class A, 5.803% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	355,124
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
4,727		Series 2391, Class FJ, 5.420% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	4,722
16,433		Series 2614, Class SJ, 6.132% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(d)	17,947
57,339		Series 4579, Class FD, 5.677% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	56,561
57,339		Series 4579, Class SD, 1.218% due 1/15/38(a)(e)	3,917
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
7,767		Series T-35, Class A, 5.129% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	7,713
15,066		Series T-62, Class 1A1, 6.127% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	13,735
3,431		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,420
20,680		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	21,299
		Federal National Mortgage Association (FNMA), REMICS:
3,370		Series 2003-34, Class A1, 6.000% due 4/25/43	3,387
3,706		Series 2006-48, Class TF, 5.249% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	3,664
42,373		Series 2009-104, Class FA, 5.649% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	42,525
112,280		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 6.584% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	110,895
115,429		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.888% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	115,584
438,440		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.008% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	439,374
823,648		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	775,435
8,004		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.256% due 11/19/35(a)	6,742
		Government National Mortgage Association (GNMA):
114,979		Series 2016-H15, Class FA, 5.771% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	115,005
3,250		Series 2017-121, Class PE, 3.000% due 7/20/46	3,160
500,561		Series 2024-H07, Class JF, 5.551% (30-Day Average SOFR + 0.790%) due 4/20/74(a)	501,064
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.845% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(c)(k)	528,764
764,535		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	626,723

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4% - (continued)
		GS Mortgage-Backed Securities Trust:
$78,012		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	$64,469
78,607		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	64,489
		GSR Mortgage Loan Trust:
1,402		Series 2003-1, Class A2, 6.750% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,405
29,306		Series 2005-AR7, Class 2A1, 5.048% due 11/25/35(a)	28,302
		Harborview Mortgage Loan Trust:
8,959		Series 2005-2, Class 2A1A, 5.165% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,580
12,502		Series 2005-3, Class 2A1A, 5.205% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	12,198
40,284		Series 2006-SB1, Class A1A, 5.777% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	35,095
57,746		Series 2007-1, Class 2A1A, 4.985% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	53,088
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 4.826% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	528,559
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, zero coupon (1.120% - 3-Month Term SOFR) due 7/25/34(c)(d)	700,525
		JP Morgan Mortgage Trust:
1,793		Series 2003-A2, Class 3A1, 6.173% due 11/25/33(a)	1,709
413		Series 2005-A1, Class 6T1, 5.746% due 2/25/35(a)	390
317,804		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	260,502
930,647		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	795,740
785,062		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	675,123
579,343		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	494,320
752,786		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	669,963
270,435	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 5.127% (Sterling Overnight Index Average + 0.279%) due 1/1/61(a)	336,359
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	276,114
26,408		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 5.958% (3-Month Term SOFR + 1.302%) due 10/15/30(a)(c)	26,466
1,662		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.713% due 2/25/33(a)	1,544
33,919		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.574% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	33,839
		MFA Trust:
90,136		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	86,461
407,627		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	410,700
		New Residential Mortgage Loan Trust:
139,522		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	133,124
150,787		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	143,392
333,304	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 5.006% (Sterling Overnight Index Average + 0.279%) due 12/1/50(a)	414,596
500,000		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 6.137% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(c)	500,175
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.242% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	384,701
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.819% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	392,196
950,426		OBX Trust, Series 2024-HYB1, Class A1, 3.623% due 3/25/53(a)(c)	935,537
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.674% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	286,151
49,750		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.842% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	45,127
404,050		OZLM IX Ltd., Series 2014-9A, Class A1A4, 5.817% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(c)	404,488
374,031	EUR	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 4.523% (3-Month EURIBOR + 1.500%) due 5/15/33(a)(c)	395,351
244,430		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(c)	242,738
415,807		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	423,557
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 4.344% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(c)	528,966
425,548		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	429,057
		RALI Trust:
68,159		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	53,238
40,570		Series 2007-QO2, Class A1, 4.852% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	12,847
		Residential Asset Securitization Trust:
13,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	5,010
36,677		Series 2006-R1, Class A2, 5.102% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	9,899
131,514	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 5.170% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	164,222
669,808	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.427% (Sterling Overnight Index Average + 0.700%) due 8/28/56(a)(c)(f)	852,553

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4% - (continued)
		RMAC Securities No 1 PLC:
256,547	GBP	Series 2006-NS3X, Class A2A, 5.171% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	$320,162
134,127	GBP	Series 2006-NS1X, Class A2A, 5.171% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	167,845
600,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class AR, 4.468% (3-Month EURIBOR + 1.370%) due 4/24/37(a)(c)	634,979
$ 134,969		Sound Point CLO XVII Ltd., Series 2017-3A, Class A1R, 5.859% (3-Month Term SOFR + 1.242%) due 10/20/30(a)(c)	135,076
888,009		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.202% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	833,619
		Structured Adjustable Rate Mortgage Loan Trust:
1,505		Series 2004-1, Class 4A1, 7.287% due 2/25/34(a)	1,454
500		Series 2004-4, Class 3A2, 6.814% due 4/25/34(a)	496
18,826		Series 2004-19, Class 2A1, 6.327% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	17,192
		Structured Asset Mortgage Investments II Trust:
18,812		Series 2005-AR2, Class 2A1, 5.162% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	16,734
20,214		Series 2005-AR8, Class A1A, 5.262% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	16,913
16,168		Series 2006-AR5, Class 1A1, 5.122% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	10,993
88,821		Series 2007-AR4, Class A3, 5.142% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	78,718
49,920		Series 2007-AR6, Class A1, 6.427% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	41,794
42,491		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.982% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	35,391
283,431		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 5.998% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	283,445
443,532	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 5.719% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(c)	566,690
		Towd Point Mortgage Trust:
458,627		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	435,849
112,792		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	107,037
2,388		US Capital Funding II Ltd./US Capital Funding II Corp., 5.604% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	2,388
83,353		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	71,222
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.011% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	400,533
88,797		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.859% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	88,873
		WaMu Mortgage Pass-Through Certificates Trust:
3,594		Series 2002-AR9, Class 1A, 6.327% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,452
922		Series 2003-AR5, Class A7, 6.252% due 6/25/33(a)	924
36,802		Series 2003-AR9, Class 2A, 6.801% due 9/25/33(a)	35,787
89,120		Series 2004-AR1, Class A, 6.015% due 3/25/34(a)	89,352
11,186		Series 2005-AR13, Class A1A1, 5.282% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	10,999
20,129		Series 2006-AR10, Class 2A1, 4.479% due 9/25/36(a)	17,024
30,979		Series 2006-AR13, Class 2A, 6.427% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	28,617
14,512		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.867% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	8,961
37,774		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.706% due 12/25/32(a)	37,531
135,282		Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.944% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	135,551

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,255,431)	29,482,405

CORPORATE BONDS & NOTES - 10.7%
Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	204,988

Canada - 1.0%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	104,809
		Royal Bank of Canada:
500,000		Covered Notes, 4.851% due 12/14/26(c)	503,917
400,000		Senior Unsecured Notes, 4.969% (SOFR + 1.100%) due 8/2/30(a)	403,406
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(c)	706,252

		Total Canada	1,718,384

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	198,204

Denmark - 1.0%
600,000		Danske Bank AS, Senior Non-Preferred Notes, 4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(c)	590,106
		Jyske Realkredit AS, Covered Notes:
31,816.38	DKK	1.000% due 10/1/50	3,529

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 10.7% - (continued)
Denmark - 1.0% - (continued)
460,851.84	DKK	1.500% due 10/1/53	$54,813
183,878	DKK	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	21,847
		Realkredit Danmark AS, Covered Notes:
4,000,000	DKK	1.000% due 1/1/25	565,623
4,100,000	DKK	1.000% due 4/1/25	577,608

		Total Denmark	1,813,526

France - 0.6%
$ 400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	411,131
		Societe Generale SA, Senior Non-Preferred Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(a)(c)	256,253
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(a)(c)	347,353

		Total France	1,014,737

Germany - 0.8%
		Deutsche Bank AG, Senior Non-Preferred Notes:
200,000	EUR	1.625% due 1/20/27	205,816
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	380,124
700,000		4.999% (SOFR + 1.700%) due 9/11/30(a)	691,602
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(d)	196,138

		Total Germany	1,473,680

Italy - 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	105,374
100,000	EUR	Covered Notes, 0.875% due 10/8/26	102,447
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	99,802

		Total Italy	307,623

Japan - 0.2%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	189,608
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	203,885

		Total Japan	393,493

Netherlands - 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	405,016

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	171,732

Switzerland - 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	246,613
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	242,487
250,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(a)	302,700
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	649,510

		Total Switzerland	1,441,310

United Arab Emirates - 0.3%
500,000		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes, 4.375% due 10/2/31(c)	486,320

United Kingdom - 2.0%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	820,334
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	455,739
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	196,233
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	127,327
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(a)	308,299
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	287,424
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	521,237
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	932,408

		Total United Kingdom	3,649,001

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 10.7% - (continued)
United States - 3.3%
$300,000	Athene Global Funding, Senior Secured Notes, 5.516% due 3/25/27(c)	$304,390
	Bank of America Corp., Senior Unsecured Notes:
500,000	5.202% (SOFR + 1.630%) due 4/25/29(a)	506,159
700,000	1.898% (SOFR + 1.530%) due 7/23/31(a)	597,500
150,000	GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	142,207
100,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(a)	100,679
	Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000	6.484% (SOFR + 1.770%) due 10/24/29(a)	423,307
600,000	5.727% (SOFR + 1.265%) due 4/25/30(a)	619,443
500,000	5.851% (SOFR + 1.552%) due 4/25/35(a)	524,281
400,000	5.330% (SOFR + 1.550%) due 7/23/35(a)	404,083
600,000	JPMorgan Chase & Co., Senior Unsecured Notes, 4.603% (SOFR + 1.040%) due 10/22/30(a)	594,843
1,300,000	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	1,235
200,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	190,431
200,000	PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	205,149
	Philip Morris International Inc., Senior Unsecured Notes:
200,000	4.875% due 2/13/29	201,793
200,000	5.250% due 2/13/34	203,085
100,000	Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	99,621
	Wells Fargo & Co., Senior Unsecured Notes:
200,000	3.908% (SOFR + 1.320%) due 4/25/26(a)	199,246
600,000	4.808% (SOFR + 1.980%) due 7/25/28(a)	599,867

	Total United States	5,917,319

	TOTAL CORPORATE BONDS & NOTES (Cost - $19,347,213)	19,195,333

U.S. GOVERNMENT OBLIGATIONS - 8.8%
	U.S. Treasury Bonds:
200,000	1.375% due 11/15/40	130,664
1,100,000	1.875% due 2/15/41	777,004
975,000	4.125% due 8/15/44	928,383
300,000	3.000% due 2/15/48	233,830
175,000	3.000% due 8/15/48	136,018
800,000	3.375% due 11/15/48	664,531
400,000	2.250% due 8/15/49	265,164
350,000	2.375% due 11/15/49	238,130
334,556	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	333,853
	U.S. Treasury Inflation Indexed Notes:
1,996,875	0.250% due 1/15/25(h)	1,987,382
1,342,792	0.125% due 4/15/25	1,328,337
265,926	0.375% due 7/15/25	263,289
1,278,300	0.500% due 1/15/28(i)	1,228,437
1,058,805	0.125% due 7/15/31	948,859
796,236	0.125% due 1/15/32	704,813
108,523	0.625% due 7/15/32	99,225
1,481,956	1.125% due 1/15/33(h)	1,395,516
	U.S. Treasury Notes:
600,000	2.875% due 4/30/25(j)	596,254
200,000	4.000% due 2/29/28	199,277
1,700,000	4.500% due 11/15/33(h)	1,739,379
1,200,000	4.000% due 2/15/34(h)	1,182,090
400,000	4.375% due 5/15/34	405,531

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $16,504,772)	15,785,966

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
ASSET-BACKED SECURITIES - 0.2%
Student Loans - 0.2%
$18,462		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.395% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	$18,472
238,366		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.256% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	240,008

		TOTAL ASSET-BACKED SECURITIES (Cost - $256,828)	258,480

MUNICIPAL BOND - 0.1%
Arizona - 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(c)(k) (Cost - $200,000)	204,973

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $223,036,557)	206,032,106

SHORT-TERM INVESTMENTS - 4.0%
REPURCHASE AGREEMENT - 2.1%
3,700,000		Citigroup Global Markets Inc. repurchase agreement dated 11/29/24, 4.715% due 12/2/24, Proceeds at maturity - $3,700,478; (Fully collateralized by U.S. Treasury Notes, 4.625% due 10/15/26; Valued — $3,800,433)(l) (Cost - $3,700,000)	3,700,000

SOVEREIGN BONDS - 0.6%
Japan - 0.6%
		Japan Treasury Discount Bills:
100,000,000	JPY	0.196% due 5/20/25(l)	667,836
60,000,000	JPY	0.136% due 6/20/25(l)	400,770

		TOTAL SOVEREIGN BONDS (Cost - $1,022,952)	1,068,606

TIME DEPOSITS - 1.3%
		BBH - New York:
301,294	SEK	1.570% due 12/2/24	27,653
490,190	DKK	1.750% due 12/2/24	69,470
29,776	NZD	2.410% due 12/2/24	17,635
24,607	NOK	3.240% due 12/2/24	2,229
236	ZAR	6.150% due 12/2/24	13
		BNP Paribas - Paris:
1,188	CHF	0.270% due 12/2/24	1,348
194,875	CAD	2.580% due 12/2/24	139,212
143,496	AUD	3.020% due 12/2/24	93,573
121,953	EUR	Citibank - London, 2.120% due 12/2/24	128,905
452	HKD	HSBC Bank - Hong Kong, 2.680% due 12/2/24	58
59,128	SGD	HSBC Bank - Singapore, 1.620% due 12/2/24	44,152
1,176,849		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	1,176,849
279,698	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	355,930
47,806,799	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 12/2/24	319,564

		TOTAL TIME DEPOSITS (Cost - $2,376,591)	2,376,591

		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,099,543)	7,145,197

		TOTAL INVESTMENTS IN SECURITIES (Cost - $230,136,100)	213,177,303

		TOTAL INVESTMENTS IN PURCHASED OPTIONS - 0.1% (Cost - $186,209)	232,539

		TOTAL INVESTMENTS - 119.0% (Cost - $230,322,309)	213,409,842

		Liabilities in Excess of Other Assets - (19.0)%	(34,074,258)

		TOTAL NET ASSETS - 100.0%	$179,335,584

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $46,015,127 and represents 25.7% of net assets.

(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2024.
(e)	Interest only security.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	When-issued security.
(l)	Rate shown represents yield-to-maturity.

At November 30, 2024, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 230,322,309	$ 8,177,261	$ (24,984,369)	$ (16,807,108)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	38.9%
Sovereign Bonds	27.2
Collateralized Mortgage Obligations	13.8
Corporate Bonds & Notes	9.0
U.S. Government Obligations	7.4
Asset-Backed Securities	0.1
Municipal Bond	0.1
Purchased Options	0.1
Short-Term Investments	3.4

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
40,000	$40,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	BNP	1/14/25	CNH 7.33	$8,535
40,000	40,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	BNP	12/6/24	CNH 7.40	—	@
30,000	30,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	BNP	1/14/25	CNH 7.40	2,468
200,000	200,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	GSC	5/15/25	CNH 7.30	2,254
1,600,000	1,600,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	HSBC	5/13/25	CNH 7.30	18,043
180,000	180,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	HSBC	2/14/25	CNH 7.38	34,393

		Total Currency Options				$65,693

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10,400,000	$475,280	OTC 1-Year Swaption, SOFR, Put	BNP	8/13/25	4.570%	$11,038
15,000,000	685,500	OTC 1-Year Swaption, SOFR, Put	JPM	5/13/25	4.480%	12,132
200,000	9,140	OTC 1-Year Swaption, SOFR, Put	JPM	8/13/25	4.570%	212
100,000	4,570	OTC 30-Year Swaption, SOFR, Put	BCLY	9/25/25	4.005%	2,829
700,000	31,990	OTC 30-Year Swaption, SOFR, Put	BOA	6/23/25	3.930%	16,294
900,000	41,130	OTC 30-Year Swaption, SOFR, Put	DUB	6/25/25	3.960%	20,026
200,000	9,140	OTC 30-Year Swaption, SOFR, Put	DUB	9/25/25	4.005%	5,658
600,000	27,420	OTC 30-Year Swaption, SOFR, Put	DUB	6/24/25	4.065%	10,839

		Total Interest Rate Swaptions				$79,028

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	194,000,000 EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR 97.00	$87,818

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $186,209)				$232,539

†	Amount denominated in U.S. dollars, unless otherwise noted.
@	The value is less than $0.50.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	$200,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	GSC	5/15/25	CNH 7.08	$2,058
1,600,000	1,600,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	HSBC	5/13/25	CNH 7.08	16,277
538,000	538,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	HSBC	1/17/25	CNH 7.20	2,799
712,000	712,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	SCB	1/17/25	CNH 7.20	3,704

		Total Currency Options				$24,838

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	70,500	GBP	OTC 1-Year Swaption, Sterling Overnight Index Average, Call	JPM	12/16/24	0.820%	$–	@
400,000	$18,280		OTC 5-Year Swaption, SOFR, Put	BCLY	9/25/25	4.350%	2,551
2,700,000	123,390		OTC 5-Year Swaption, SOFR, Put	BOA	6/23/25	4.250%	13,826
800,000	36,560		OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.280%	3,932
2,700,000	123,390		OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.300%	12,788
800,000	36,560		OTC 5-Year Swaption, SOFR, Put	DUB	9/25/25	4.330%	5,253
2,300,000	105,110		OTC 5-Year Swaption, SOFR, Put	DUB	6/24/25	4.400%	8,962
200,000	5,878	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	63,679

			Total Interest Rate Swaptions				$110,991

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $142,976)				$135,829

†	Amount denominated in U.S. dollars, unless otherwise noted.
@	The value is less than $0.50.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
$ 1,176,000	Bank of America, 4.700% due 12/5/24	$1,176,000
3,371,625	Deutsche Bank Securities Inc., 4.720% due 12/5/24	3,371,625
411,000	Scotia Capital Inc., 4.710% due 12/5/24	411,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $4,958,625)	$4,958,625

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $7,043,025 and 4.888%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 12/1/39(a)	$1,883,693
2,100,000	2.000% due 1/1/40(a)	1,885,324
18,850,000	2.000% due 12/1/54(a)	15,103,471
700,000	2.500% due 12/1/54(a)	585,484
4,400,000	5.000% due 12/1/54(a)	4,317,920
17,800,000	6.000% due 12/1/54(a)	18,011,093
700,000	5.500% due 1/1/55(a)	698,949
17,800,000	6.000% due 1/1/55(a)	18,010,679

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $60,589,098)	$60,496,613

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At November 30, 2024, International Fixed Income Fund had cash collateral from brokers in the amount of $520,000 for open securities purchased on a forward commitment basis.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	12/24	$3,779,498	$3,727,775	$(51,723)
Canada Government 10-Year Bond Futures	42	3/25	3,618,855	3,702,997	84,142
Canada Government 5-Year Bond Futures	60	3/25	4,792,228	4,860,521	68,293
Euro-Bobl Futures	22	3/25	2,759,901	2,770,481	10,580
Euro-BTP Futures	153	3/25	19,704,382	19,770,392	66,010
Euro-Bund Futures	10	3/25	1,440,162	1,441,853	1,691
Euro-Buxl 30-Year Bond Futures	10	3/25	1,477,157	1,477,263	106
Euro-OAT Futures	42	3/25	5,582,545	5,597,195	14,650
Euro-Schatz Note Futures	53	3/25	6,007,560	6,014,134	6,574
U.S. Treasury 2-Year Note Futures	26	3/25	5,346,911	5,358,844	11,933
United Kingdom Treasury 10-Year Gilt Futures	26	3/25	3,130,129	3,172,645	42,516

					254,772

Contracts to Sell:
Australian Government 10-Year Bond Futures	42	12/24	3,063,906	3,102,121	(38,215)
Japan Government 10-Year Bond Futures	3	12/24	2,894,786	2,868,850	25,936
U.S. Treasury 5-Year Note Futures	134	3/25	14,304,845	14,418,609	(113,764)
U.S. Treasury 10-Year Note Futures	43	3/25	4,725,661	4,781,062	(55,401)
U.S. Treasury Long Bond Futures	42	3/25	4,912,688	5,019,001	(106,313)
U.S. Treasury Ultra Long Bond Futures	8	3/25	978,235	1,017,500	(39,265)
U.S. Ultra Long Bond Futures	23	3/25	2,598,899	2,640,329	(41,430)

					(368,452)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(113,680)

At November 30, 2024, International Fixed Income Fund had deposited cash of $968,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,491,956	USD	1,615,585	BNP	$1,625,005	12/3/24	$9,420
Brazilian Real	237,163	USD	39,178	BOA	39,430	12/3/24	252
British Pound	6,514,189	USD	8,201,364	BCLY	8,289,629	12/3/24	88,265
British Pound	300,000	USD	389,363	HSBC	381,764	12/3/24	(7,599)
British Pound	141,000	USD	181,708	JPM	179,429	12/3/24	(2,279)
British Pound	156,000	USD	197,949	JPM	198,501	1/15/25	552
Canadian Dollar	8,844,781	USD	6,271,783	BCLY	6,318,378	12/3/24	46,595
Chinese Offshore Renminbi	1,032,000	USD	142,723	BCLY	142,629	1/15/25	(94)
Chinese Offshore Renminbi	19,185,000	USD	2,652,225	BNP	2,651,487	1/15/25	(738)
Chinese Offshore Renminbi	997,881	USD	139,000	GSC	138,769	5/19/25	(231)
Chinese Offshore Renminbi	7,953,224	USD	1,108,000	HSBC	1,105,760	5/15/25	(2,240)
Chinese Offshore Renminbi	1,618,064	USD	224,000	HSBC	223,693	1/21/25	(307)
Chinese Offshore Renminbi	2,237,890	USD	310,000	SCB	309,382	1/21/25	(618)
Chinese Onshore Renminbi	1,117,178	USD	158,077	BNP	154,343	12/11/24	(3,734)
Chinese Onshore Renminbi	1,809,317	USD	252,670	BNP	250,633	1/13/25	(2,037)
Chinese Onshore Renminbi	566,786	USD	79,826	BNP	78,347	12/18/24	(1,479)
Chinese Onshore Renminbi	989,404	USD	137,921	BNP	137,149	1/21/25	(772)
Chinese Onshore Renminbi	181,839	USD	25,374	BNP	25,253	2/14/25	(121)
Chinese Onshore Renminbi	128,740	USD	17,951	BNP	17,838	1/16/25	(113)
Chinese Onshore Renminbi	2,672,877	USD	371,744	BOA	370,572	1/23/25	(1,172)
Chinese Onshore Renminbi	298,806	USD	42,264	BOA	41,282	12/11/24	(982)
Chinese Onshore Renminbi	1,088,912	USD	151,676	BOA	150,891	1/17/25	(785)
Chinese Onshore Renminbi	1,265,319	USD	176,474	BOA	175,720	2/14/25	(754)
Chinese Onshore Renminbi	1,011,555	USD	141,180	BOA	140,478	2/14/25	(702)
Chinese Onshore Renminbi	924,836	USD	128,743	DUB	128,199	1/21/25	(544)
Chinese Onshore Renminbi	2,468,133	USD	347,972	GSC	340,795	12/4/24	(7,177)
Chinese Onshore Renminbi	322,324	USD	45,655	GSC	44,509	12/5/24	(1,146)
Chinese Onshore Renminbi	380,014	USD	53,697	HSBC	52,530	12/18/24	(1,167)
Chinese Onshore Renminbi	1,081,344	USD	152,152	JPM	149,310	12/4/24	(2,842)
Chinese Onshore Renminbi	336,161	USD	47,497	JPM	46,420	12/5/24	(1,077)
Chinese Onshore Renminbi	989,385	USD	138,028	JPM	137,147	1/21/25	(881)
Chinese Onshore Renminbi	336,776	USD	46,895	JPM	46,556	12/19/24	(339)
Chinese Onshore Renminbi	1,043,262	USD	147,345	SCB	144,233	12/20/24	(3,112)
Chinese Onshore Renminbi	623,942	USD	88,471	SCB	86,261	12/20/24	(2,210)
Chinese Onshore Renminbi	386,018	USD	53,721	SCB	53,486	1/16/25	(235)
Chinese Onshore Renminbi	1,481,120	USD	208,776	UBS	204,736	12/18/24	(4,040)
Danish Krone	1,075,078	USD	151,863	DUB	152,360	12/3/24	497
Euro	153,000	USD	162,653	BCLY	161,721	12/3/24	(932)
Euro	158,000	USD	166,161	BCLY	167,006	12/3/24	845
Euro	1,986,298	USD	2,100,951	BCLY	2,103,648	1/15/25	2,697
Euro	230,000	USD	250,164	BNP	243,110	12/3/24	(7,054)
Euro	261,000	USD	275,214	BNP	275,877	12/3/24	663
Euro	1,479,000	USD	1,556,057	BNP	1,563,303	12/3/24	7,246
Euro	254,000	USD	268,713	BOA	268,478	12/3/24	(235)
Euro	335,000	USD	352,320	HSBC	354,095	12/3/24	1,775
Euro	21,854,754	USD	22,982,459	HSBC	23,100,470	12/3/24	118,011
Euro	187,000	USD	201,355	JPM	197,659	12/3/24	(3,696)
Hungarian Forint	5,438,146	USD	14,799	SOG	13,909	12/16/24	(890)
Indian Rupee	25,575,509	USD	302,605	BNP	301,598	1/17/25	(1,007)
Indian Rupee	18,579,490	USD	220,554	BNP	219,632	12/4/24	(922)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indian Rupee	7,716,613	USD	91,674	BNP	$91,220	12/4/24	$(454)
Indian Rupee	7,276,247	USD	85,992	BNP	85,805	1/17/25	(187)
Indian Rupee	46,457,950	USD	550,000	GSC	548,986	12/12/24	(1,014)
Indian Rupee	7,411,361	USD	88,023	HSBC	87,611	12/4/24	(412)
Indian Rupee	7,297,955	USD	86,262	HSBC	86,061	1/17/25	(201)
Indian Rupee	16,544,611	USD	196,416	JPM	195,578	12/4/24	(838)
Indian Rupee	7,874,319	USD	93,547	JPM	93,084	12/4/24	(463)
Indian Rupee	15,209,667	USD	179,680	JPM	179,359	1/17/25	(321)
Indian Rupee	8,401,696	USD	99,217	JPM	99,077	1/17/25	(140)
Indian Rupee	29,414,555	USD	347,867	SCB	346,870	1/17/25	(997)
Indian Rupee	18,004,256	USD	213,675	SCB	212,832	12/4/24	(843)
Indian Rupee	6,828,922	USD	81,232	SCB	80,726	12/4/24	(506)
Indian Rupee	7,876,488	USD	93,575	SCB	93,110	12/4/24	(465)
Indian Rupee	8,011,423	USD	95,155	SCB	94,705	12/4/24	(450)
Indian Rupee	9,011,682	USD	106,933	SCB	106,529	12/4/24	(404)
Indian Rupee	7,179,738	USD	84,900	SCB	84,667	1/17/25	(233)
Indian Rupee	7,734,043	USD	91,417	SCB	91,203	1/17/25	(214)
Indonesian Rupiah	6,687,076,518	USD	426,295	BCLY	421,521	1/15/25	(4,774)
Indonesian Rupiah	790,850,000	USD	50,000	BCLY	49,894	12/16/24	(106)
Indonesian Rupiah	675,830,135	USD	43,333	BNP	42,642	12/12/24	(691)
Indonesian Rupiah	7,083,611	USD	449	BNP	447	12/9/24	(2)
Indonesian Rupiah	8,618,500,000	USD	550,000	GSC	543,786	12/12/24	(6,214)
Indonesian Rupiah	4,629,224,145	USD	294,902	GSC	291,804	1/15/25	(3,098)
Indonesian Rupiah	337,989,600	USD	21,666	GSC	21,326	12/12/24	(340)
Indonesian Rupiah	564,427,569	USD	36,111	HSBC	35,613	12/12/24	(498)
Indonesian Rupiah	246,813,645	USD	15,593	HSBC	15,574	12/9/24	(19)
Indonesian Rupiah	185,167,754	USD	11,695	HSBC	11,684	12/9/24	(11)
Israeli New Shekel	41,000	USD	10,970	BNP	11,287	12/16/24	317
Israeli New Shekel	148,000	USD	39,641	HSBC	40,745	12/16/24	1,104
Japanese Yen	28,200,000	USD	186,691	BNP	188,502	12/3/24	1,811
Japanese Yen	33,200,000	USD	216,463	BNP	221,925	12/3/24	5,462
Japanese Yen	543,415,670	USD	3,543,399	BOA	3,632,458	12/3/24	89,059
Japanese Yen	853,112,583	USD	5,664,006	JPM	5,702,624	12/3/24	38,618
Korean Won	69,091,468	USD	50,000	BNP	49,555	12/12/24	(445)
Korean Won	70,193,000	USD	50,000	BNP	50,354	12/16/24	354
Malaysian Ringgit	641,000	USD	145,960	SCB	144,306	12/18/24	(1,654)
Mexican Peso	1,110,688	USD	55,118	BNP	54,651	12/11/24	(467)
Mexican Peso	3,018,985	USD	149,222	DUB	147,019	2/13/25	(2,203)
Mexican Peso	1,368,511	USD	67,216	GSC	66,662	2/11/25	(554)
Mexican Peso	4,715	USD	241	UBS	232	12/18/24	(9)
New Zealand Dollar	332,985	USD	196,919	HSBC	197,321	1/15/25	402
New Zealand Dollar	650,985	USD	390,064	SCB	385,546	12/3/24	(4,518)
Polish Zloty	227,572	USD	57,557	BCLY	56,021	12/16/24	(1,536)
Polish Zloty	1,006,938	USD	249,954	BNP	247,811	12/20/24	(2,143)
Polish Zloty	617,302	USD	154,646	DUB	151,920	12/20/24	(2,726)
Polish Zloty	289,376	USD	73,320	DUB	71,235	12/16/24	(2,085)
Polish Zloty	318,879	USD	81,112	HSBC	78,497	12/16/24	(2,615)
Polish Zloty	107,537	USD	26,794	HSBC	26,483	12/9/24	(311)
Polish Zloty	1,409,000	USD	343,128	HSBC	346,848	12/16/24	3,720
Polish Zloty	413,257	USD	103,634	JPM	101,704	12/20/24	(1,930)
Polish Zloty	915,880	USD	227,384	SCB	225,554	12/9/24	(1,830)
Polish Zloty	918,800	USD	227,968	SCB	226,273	12/9/24	(1,695)
Polish Zloty	932,461	USD	232,586	SOG	229,637	12/9/24	(2,949)
Polish Zloty	607,639	USD	152,363	SOG	149,542	12/20/24	(2,821)
Polish Zloty	379,047	USD	92,980	SOG	93,148	1/17/25	168
Polish Zloty	315,785	USD	80,314	UBS	77,736	12/16/24	(2,578)
Singapore Dollar	350,977	USD	261,291	BNP	262,079	12/3/24	788
Singapore Dollar	445,745	USD	330,794	BNP	332,844	12/3/24	2,050
Singapore Dollar	703,963	USD	521,647	BOA	525,659	12/3/24	4,012
Singapore Dollar	38,985	USD	28,994	JPM	29,111	12/3/24	117
Singapore Dollar	486,397	USD	361,042	SCB	363,199	12/3/24	2,157
Singapore Dollar	285,000	USD	215,811	SOG	212,814	12/3/24	(2,997)
South African Rand	1,724,204	USD	98,206	BCLY	95,578	12/17/24	(2,628)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
South African Rand	6,147,000	USD	345,560	HSBC	$340,750	12/17/24	$(4,810)
South African Rand	2,130,081	USD	121,245	UBS	118,078	12/17/24	(3,167)
Swiss Franc	1,967,541	USD	2,230,996	HSBC	2,233,684	12/3/24	2,688
Turkish Lira	12,643,824	USD	333,822	BCLY	333,962	2/26/25	140
Turkish Lira	2,320,687	USD	61,588	BCLY	61,756	2/18/25	168
Turkish Lira	2,180,524	USD	57,294	BCLY	57,487	2/28/25	193
Turkish Lira	3,105,304	USD	81,609	BCLY	81,868	2/28/25	259
Turkish Lira	6,081,892	USD	161,311	BCLY	163,687	2/6/25	2,376
Turkish Lira	6,440,063	USD	170,887	BCLY	173,490	2/5/25	2,603
Turkish Lira	16,285,563	USD	433,000	BCLY	435,827	2/12/25	2,827
Turkish Lira	4,315,615	USD	114,945	BCLY	122,208	12/20/24	7,263
Turkish Lira	3,710,872	USD	85,185	JPM	91,964	5/6/25	6,779
Turkish Lira	4,322,575	USD	114,703	JPM	122,534	12/19/24	7,831
Turkish Lira	6,657,617	USD	149,475	JPM	164,992	5/6/25	15,517

							336,772

Contracts to Sell:
Australian Dollar	2,491,956	USD	1,616,096	BNP	1,625,529	1/15/25	(9,433)
Australian Dollar	355,000	USD	230,478	BNP	231,496	12/3/24	(1,018)
Australian Dollar	509,000	USD	335,170	BOA	331,919	12/3/24	3,251
Australian Dollar	411,822	USD	270,414	HSBC	268,549	12/3/24	1,865
Australian Dollar	383,000	USD	249,471	SCB	249,754	12/3/24	(283)
Australian Dollar	833,134	USD	546,707	UBS	543,287	12/3/24	3,420
Brazilian Real	1,500,000	USD	246,832	BNP	236,613	10/2/25	10,219
Brazilian Real	2,700,000	USD	440,533	BNP	425,903	10/2/25	14,630
Brazilian Real	2,700,000	USD	483,698	BNP	441,084	4/2/25	42,614
Brazilian Real	237,163	USD	40,835	BOA	39,430	12/3/24	1,405
Brazilian Real	497,556	USD	86,236	GSC	82,051	2/4/25	4,185
Brazilian Real	300,000	USD	54,215	GSC	49,009	4/2/25	5,206
Brazilian Real	400,000	USD	71,541	GSC	65,346	4/2/25	6,195
Brazilian Real	500,000	USD	90,051	GSC	81,682	4/2/25	8,369
Brazilian Real	600,000	USD	107,012	GSC	98,019	4/2/25	8,993
Brazilian Real	700,000	USD	126,130	GSC	114,356	4/2/25	11,774
Brazilian Real	900,000	USD	160,992	GSC	147,028	4/2/25	13,964
Brazilian Real	8,500,000	USD	1,387,687	GSC	1,340,806	10/2/25	46,881
Brazilian Real	3,600,000	USD	650,501	GSC	588,112	4/2/25	62,389
British Pound	6,514,189	USD	8,200,530	BCLY	8,288,911	1/15/25	(88,381)
British Pound	6,955,189	USD	9,035,771	BOA	8,850,823	12/3/24	184,948
Canadian Dollar	8,830,294	USD	6,271,783	BCLY	6,318,826	1/15/25	(47,043)
Canadian Dollar	129,000	USD	92,461	BNP	92,152	12/3/24	309
Canadian Dollar	487,000	USD	348,972	BOA	347,895	12/3/24	1,077
Canadian Dollar	589,000	USD	421,391	HSBC	420,760	12/3/24	631
Canadian Dollar	5,722,349	USD	4,124,231	HSBC	4,087,831	12/3/24	36,400
Canadian Dollar	953,000	USD	681,701	JPM	680,787	12/3/24	914
Canadian Dollar	966,000	USD	693,976	SCB	690,074	12/3/24	3,902
Chinese Offshore Renminbi	869,000	USD	120,191	BCLY	120,101	1/15/25	90
Chinese Offshore Renminbi	3,955,000	USD	549,840	BCLY	545,872	12/18/24	3,968
Chinese Offshore Renminbi	11,832,012	USD	1,634,911	BNP	1,635,258	1/15/25	(347)
Chinese Offshore Renminbi	19,150,952	USD	2,642,000	BNP	2,642,239	12/10/24	(239)
Chinese Offshore Renminbi	939,745	USD	132,219	BNP	129,705	12/18/24	2,514
Chinese Offshore Renminbi	3,638,281	USD	512,587	BNP	502,158	12/18/24	10,429
Chinese Offshore Renminbi	5,288,941	USD	745,483	BNP	729,984	12/18/24	15,499
Chinese Offshore Renminbi	5,267,263	USD	741,033	BOA	726,991	12/18/24	14,042
Chinese Offshore Renminbi	6,847,290	USD	944,532	JPM	946,338	1/15/25	(1,806)
Chinese Offshore Renminbi	339,168	USD	46,895	JPM	46,814	12/19/24	81
Chinese Offshore Renminbi	6,465,501	USD	895,902	JPM	893,573	1/15/25	2,329
Chinese Offshore Renminbi	890,486	USD	124,000	SCB	123,834	5/19/25	166
Chinese Offshore Renminbi	6,604,172	USD	914,047	SCB	912,738	1/15/25	1,309
Chinese Offshore Renminbi	7,958,432	USD	1,108,000	SCB	1,106,484	5/15/25	1,516
Chinese Onshore Renminbi	182,481	USD	25,374	BNP	25,197	12/4/24	177
Chinese Onshore Renminbi	1,015,084	USD	141,180	BOA	140,161	12/4/24	1,019
Chinese Onshore Renminbi	1,090,550	USD	151,676	BOA	150,581	12/4/24	1,095
Chinese Onshore Renminbi	1,268,848	USD	176,474	BOA	175,200	12/4/24	1,274

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Danish Krone	1,074,100	USD	155,506	BOA	$152,222	12/3/24	$3,284
Danish Krone	1,072,546	USD	151,863	DUB	152,376	1/15/25	(513)
Danish Krone	4,100,000	USD	604,777	HSBC	585,246	4/1/25	19,531
Danish Krone	4,000,000	USD	591,091	JPM	567,860	1/2/25	23,231
Euro	1,986,298	USD	2,096,935	BCLY	2,099,517	12/3/24	(2,582)
Euro	3,624	RON	18,131	BNP	3,839	1/17/25	4
Euro	3,313	RON	16,518	GSC	3,502	12/4/24	6
Euro	288,292	RON	1,444,098	GSC	305,605	2/4/25	14
Euro	24,255	RON	120,922	GSC	25,638	12/4/24	39
Euro	288,292	RON	1,437,424	GSC	304,737	12/4/24	499
Euro	21,854,754	USD	23,026,934	HSBC	23,145,927	1/15/25	(118,993)
Euro	659,000	USD	693,260	HSBC	696,563	12/3/24	(3,303)
Euro	713,000	USD	760,783	JPM	753,641	12/3/24	7,142
Euro	21,567,754	USD	23,372,910	JPM	22,797,111	12/3/24	575,799
Euro	177,376	RON	887,696	SOG	187,873	1/17/25	254
Indian Rupee	7,263,486	USD	85,992	BNP	85,863	12/4/24	129
Indian Rupee	25,519,739	USD	302,605	BNP	301,675	12/4/24	930
Indian Rupee	7,284,455	USD	86,262	HSBC	86,111	12/4/24	151
Indian Rupee	8,385,821	USD	99,217	JPM	99,131	12/4/24	86
Indian Rupee	15,175,797	USD	179,680	JPM	179,396	12/4/24	284
Indian Rupee	7,720,193	USD	91,417	SCB	91,262	12/4/24	155
Indian Rupee	7,165,560	USD	84,900	SCB	84,706	12/4/24	194
Indian Rupee	29,349,504	USD	347,867	SCB	346,947	12/4/24	920
Indonesian Rupiah	84,634,183	USD	5,311	BNP	5,335	1/15/25	(24)
Indonesian Rupiah	586,390,877	USD	36,777	GSC	36,955	1/22/25	(178)
Israeli New Shekel	417,499	USD	111,476	BCLY	114,940	12/16/24	(3,464)
Israeli New Shekel	179,000	USD	48,088	BCLY	49,279	12/16/24	(1,191)
Israeli New Shekel	103,000	USD	27,389	GSC	28,356	12/16/24	(967)
Israeli New Shekel	188,000	USD	50,545	HSBC	51,757	12/16/24	(1,212)
Israeli New Shekel	1,684,192	USD	448,472	UBS	463,667	12/16/24	(15,195)
Japanese Yen	100,000,000	USD	683,841	BCLY	682,084	5/20/25	1,757
Japanese Yen	894,474,903	USD	5,884,924	BNP	5,979,110	12/3/24	(94,186)
Japanese Yen	349,815,363	USD	2,284,416	BNP	2,338,338	12/3/24	(53,922)
Japanese Yen	108,441,954	USD	709,953	BNP	724,879	12/3/24	(14,926)
Japanese Yen	540,279,762	USD	3,543,399	BOA	3,633,557	1/15/25	(90,158)
Japanese Yen	507,875,850	USD	3,332,803	GSC	3,394,892	12/3/24	(62,089)
Japanese Yen	60,000,000	USD	400,173	GSC	410,640	6/20/25	(10,467)
Japanese Yen	50,000,000	USD	371,443	GSC	349,119	1/5/26	22,324
Japanese Yen	848,210,386	USD	5,664,006	JPM	5,704,491	1/15/25	(40,485)
Japanese Yen	60,000,000	USD	437,801	JPM	418,944	1/5/26	18,857
Japanese Yen	416,673,826	USD	2,728,757	UBS	2,785,253	12/3/24	(56,496)
Japanese Yen	954,193,774	USD	6,391,622	UBS	6,417,264	1/15/25	(25,642)
Japanese Yen	139,709,270	USD	917,041	UBS	933,886	12/3/24	(16,845)
Korean Won	291,370,110	USD	208,848	BNP	209,306	1/15/25	(458)
Korean Won	19,263,311	USD	13,863	BNP	13,838	1/15/25	25
Korean Won	65,258,070	USD	46,990	BOA	46,878	1/15/25	112
Korean Won	1,069,460,734	USD	762,838	DUB	768,493	1/22/25	(5,655)
Korean Won	522,069,131	USD	372,348	DUB	374,910	1/8/25	(2,562)
Korean Won	296,259,427	USD	215,846	DUB	212,818	1/15/25	3,028
Korean Won	695,652,670	USD	500,000	GSC	498,947	12/12/24	1,053
Korean Won	689,073,150	USD	493,185	HSBC	495,154	1/22/25	(1,969)
Korean Won	451,604,221	USD	323,928	HSBC	324,410	1/15/25	(482)
Korean Won	112,197,985	USD	81,106	HSBC	80,598	1/15/25	508
Korean Won	348,837,978	USD	254,044	HSBC	250,588	1/15/25	3,456
Malaysian Ringgit	641,000	USD	145,765	BCLY	144,307	12/18/24	1,458
Malaysian Ringgit	2,015,781	USD	456,420	BNP	453,807	12/18/24	2,613
Malaysian Ringgit	12,747,881	USD	2,932,502	BOA	2,869,897	12/18/24	62,605
Malaysian Ringgit	841,605	USD	191,209	SCB	189,469	12/18/24	1,740
Mexican Peso	996,234	USD	47,587	GSC	48,602	1/31/25	(1,015)
Mexican Peso	1,922,000	USD	98,271	GSC	94,457	12/18/24	3,814
Mexican Peso	1,757,000	USD	91,260	GSC	86,349	12/18/24	4,911
Mexican Peso	1,768,000	USD	87,691	JPM	86,889	12/18/24	802
Mexican Peso	939,000	USD	49,156	JPM	46,147	12/18/24	3,009

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	3,439,165	USD	108,269	BNP	$106,339	1/22/25	$1,930
New Taiwan Dollar	3,429,957	USD	108,071	BNP	106,054	1/22/25	2,017
New Taiwan Dollar	11,110,323	USD	345,922	GSC	343,530	1/22/25	2,392
New Taiwan Dollar	17,677,550	USD	550,000	GSC	544,433	12/12/24	5,567
New Taiwan Dollar	9,649,212	USD	304,728	GSC	297,351	12/18/24	7,377
New Taiwan Dollar	18,056,551	USD	558,611	JPM	558,306	1/22/25	305
New Taiwan Dollar	5,853,340	USD	182,737	SCB	180,985	1/22/25	1,752
New Zealand Dollar	84,000	USD	49,777	BCLY	49,749	12/3/24	28
New Zealand Dollar	46,000	USD	27,363	BCLY	27,243	12/3/24	120
New Zealand Dollar	106,000	USD	63,495	BCLY	62,779	12/3/24	716
New Zealand Dollar	82,000	USD	48,944	BNP	48,565	12/3/24	379
Peruvian Sol	1,196,525	USD	314,709	DUB	319,446	5/27/25	(4,737)
Peruvian Sol	1,022,732	USD	269,349	GSC	273,216	3/24/25	(3,867)
Peruvian Sol	670,528	USD	177,614	GSC	179,189	2/13/25	(1,575)
Peruvian Sol	994,093	USD	264,485	GSC	265,519	4/11/25	(1,034)
Peruvian Sol	378,355	USD	100,221	GSC	101,048	4/21/25	(827)
Peruvian Sol	377,654	USD	100,221	GSC	100,860	4/21/25	(639)
Peruvian Sol	389,103	USD	103,603	SCB	103,897	5/12/25	(294)
Peruvian Sol	263,364	USD	70,079	SCB	70,336	4/22/25	(257)
Polish Zloty	2,336,000	USD	580,429	BNP	575,045	12/16/24	5,384
Polish Zloty	378,243	USD	92,980	SOG	93,150	12/9/24	(170)
Romanian New Leu	846,629	EUR	169,359	BCLY	179,423	1/17/25	(42)
Romanian New Leu	1,197,439	EUR	239,190	BCLY	253,418	2/4/25	136
Romanian New Leu	938,514	EUR	188,449	SOG	199,292	12/4/24	(94)
Romanian New Leu	925,963	EUR	186,033	SOG	196,628	12/4/24	18
Singapore Dollar	444,913	USD	330,794	BNP	332,892	1/15/25	(2,098)
Singapore Dollar	350,329	USD	261,291	BNP	262,123	1/15/25	(832)
Singapore Dollar	702,672	USD	521,647	BOA	525,753	1/15/25	(4,106)
Singapore Dollar	113,539	USD	85,996	BOA	84,781	12/3/24	1,215
Singapore Dollar	362,743	USD	274,231	HSBC	270,866	12/3/24	3,365
Singapore Dollar	38,910	USD	28,994	JPM	29,113	1/15/25	(119)
Singapore Dollar	485,498	USD	361,042	SCB	363,259	1/15/25	(2,217)
Singapore Dollar	1,847,910	USD	1,400,330	SCB	1,379,861	12/3/24	20,469
South African Rand	996,000	USD	56,222	BNP	55,212	12/17/24	1,010
South African Rand	4,752,000	USD	267,810	BNP	263,419	12/17/24	4,391
South African Rand	4,461,000	USD	251,464	HSBC	247,288	12/17/24	4,176
Swedish Krona	560,000	USD	51,396	GSC	51,398	12/3/24	(2)
Swedish Krona	1,547,283	USD	142,083	HSBC	142,396	1/15/25	(313)
Swedish Krona	335,000	USD	30,676	JPM	30,747	12/3/24	(71)
Swedish Krona	655,000	USD	61,287	JPM	60,117	12/3/24	1,170
Swiss Franc	1,957,693	USD	2,230,996	HSBC	2,233,982	1/15/25	(2,986)
Swiss Franc	307,000	USD	349,828	JPM	348,527	12/3/24	1,301
Swiss Franc	1,663,639	USD	1,924,846	SCB	1,888,674	12/3/24	36,172
Thai Baht	221,332	USD	6,679	BNP	6,460	12/16/24	219

							595,573

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$932,345

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
iBoxx Investment Grade Index	SOFR	3.128%	PAM	12/20/24	BNP	USD	7,800,000	$(256,044)	$99,715	$(355,759)
iBoxx Investment Grade Index	SOFR	3.311%	PAM	3/20/25	JPM	USD	5,200,000	137,169	66,691	70,478

								$(118,875)	$166,406	$(285,281)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.500%	9/18/29	3-Month	JPM	MYR	1,610,000	$426	$(638)	$1,064
Receive	3-Month MYR-KLIBOR	3.750%	9/18/34	3-Month	BNP	MYR	1,050,000	(1,552)	(2,898)	1,346
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR	1,510,000	(2,796)	9,564	(12,360)
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	BNP	CNY	2,700,000	11,380	3,411	7,969

								$7,458	$9,439	$(1,981)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$4,316	$(28,224)	$32,540
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/19/29	6-Month	NZD	1,300,000	15,167	(17,482)	32,649
Pay	3-Month FRA New Zealand Bank Bill	4.750%	6/19/29	6-Month	NZD	3,900,000	125,368	30,109	95,259
Receive	3-Month FRA New Zealand Bank Bill	4.250%	3/18/30	6-Month	NZD	3,800,000	(40,598)	408	(41,006)
Receive	3-Month Stockholm Interbank Offered Rate	2.265%	1/10/30	12-Month	SEK	41,900,000	(50,555)	(115)	(50,440)
Pay	3-Month Tel Aviv Interbank Offered Rate	4.095%	9/19/29	12-Month	ILS	800,000	339	—	339
Pay	3-Month Tel Aviv Interbank Offered Rate	4.165%	9/18/29	12-Month	ILS	1,300,000	1,672	—	1,672
Pay	3-Month Tel Aviv Interbank Offered Rate	4.175%	10/2/29	12-Month	ILS	1,200,000	1,940	—	1,940
Pay	3-Month Tel Aviv Interbank Offered Rate	4.180%	10/1/29	12-Month	ILS	5,500,000	8,311	(13,345)	21,656
Pay	3-Month Tel Aviv Interbank Offered Rate	4.280%	9/27/29	12-Month	ILS	1,600,000	4,372	—	4,372
Pay	6-Month Australian Bank Bill	3.750%	3/19/30	6-Month	AUD	18,300,000	(190,092)	27,451	(217,543)
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	200,000	(3,293)	(12,380)	9,087
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	1,000,000	6,875	3,389	3,486
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(17,870)	—	(17,870)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(10,342)	—	(10,342)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(6,866)	—	(6,866)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(11,713)	—	(11,713)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	11,696	141,469	(129,773)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	8,953	176,898	(167,945)
Pay	6-Month EURIBOR	2.343%	1/10/30	12-Month	EUR	3,600,000	52,642	4,032	48,610
Pay	6-Month EURIBOR	2.500%	3/19/27	12-Month	EUR	5,000,000	56,073	(7,951)	64,024
Pay	6-Month EURIBOR	2.500%	3/19/30	12-Month	EUR	21,800,000	521,619	222,030	299,589
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	13,300,000	451,648	102,641	349,007
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	151,047	47,415	103,632
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	20,045	6,520	13,525
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	43,317	11,996	31,321
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	4,025,000	(284,581)	(46,487)	(238,094)
Receive	6-Month EURIBOR	2.710%	8/6/34	12-Month	EUR	800,000	(37,512)	—	(37,512)
Receive	6-Month EURIBOR	2.833%	8/15/33	12-Month	EUR	800,000	(44,906)	—	(44,906)
Receive	6-Month EURIBOR	2.849%	8/15/33	12-Month	EUR	1,100,000	(63,284)	—	(63,284)
Receive	6-Month EURIBOR	2.857%	8/15/33	12-Month	EUR	2,800,000	(162,850)	—	(162,850)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(122,114)	(33,464)	(88,650)
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	100,000	(9,789)	—	(9,789)
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	35,868	—	35,868
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	(48,953)	(4,651)	(44,302)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(188,350)	(164,853)	(23,497)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(14,995)	(1,479)	(13,516)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(134,807)	(28,522)	(106,285)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	40,000,000	(77,383)	(61,872)	(15,511)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(63,096)	(4,225)	(58,871)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	120,000,000	(174,307)	(74,226)	(100,081)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	80,000,000	(4,950)	776	(5,726)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(866)	(2,958)	2,092
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(146,115)	(92,913)	(53,202)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	69,570	(20,457)	90,027
Receive	Bank of Japan Uncollateralised Overnight Call Rate	1.500%	9/18/54	12-Month	JPY	220,600,000	106,326	34,593	71,733
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	700,000	(26,692)	(52,319)	25,627
Pay	Canadian Overnight Repo Rate Average	1.900%	12/18/29	6-Month	CAD	200,000	(7,743)	(13,233)	5,490
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,700,000	2,463	(2,462)	4,925
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	6,437	(10,586)	17,023
Pay	Canadian Overnight Repo Rate Average	3.500%	6/19/34	6-Month	CAD	100,000	3,045	2,793	252
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	17,695	(3,864)	21,559
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	31,243	(371)	31,614

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	$(21,929)	$(1,311)	$(20,618)
Receive	Canadian Overnight Repo Rate Average	3.250%	3/15/28	6-Month	CAD	990,000	(7,370)	13,208	(20,578)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(37,069)	144,403	(181,472)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(22,375)	(2,465)	(19,910)
Pay	China 7-Day Reverse Repo Index	2.000%	9/18/29	3-Month	CNY	21,860,000	56,301	11,534	44,767
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	CNY	158,930,000	669,375	179,961	489,414
Pay	Euro Short-Term Rate Wolume Weighted Trimmed Mean Rate	2.028%	10/11/29	12-Month	EUR	1,000,000	8,122	3,302	4,820
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/19/30	6-Month	INR	108,790,000	6,711	(1,797)	8,508
Receive	South Korea Daily Closing of 3-Month Certificate of Deposit	3.000%	3/19/30	3-Month	KRW	464,910,000	(6,502)	(4,277)	(2,225)
Receive	South Korea Daily Closing of 3-Month Certificate of Deposit	3.000%	3/19/35	3-Month	KRW	317,220,000	(7,329)	(5,363)	(1,966)
Receive	Singapore Overnight Rate Average	2.500%	3/19/27	6-Month	SGD	1,400,000	(914)	2,084	(2,998)
Receive	Singapore Overnight Rate Average	2.750%	9/18/29	6-Month	SGD	10,620,000	(83,808)	10,920	(94,728)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(28,484)	(25,103)	(3,381)
Pay	SOFR	3.225%	9/30/29	12-Month	USD	900,000	(23,839)	3,140	(26,979)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(20,327)	—	(20,327)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(22,347)	—	(22,347)
Pay	SOFR	3.500%	6/22/30	12-Month	USD	190,000	(3,761)	—	(3,761)
Pay	SOFR	3.500%	12/18/54	12-Month	USD	1,900,000	(24,986)	(71,367)	46,381
Pay	SOFR	3.750%	6/20/29	12-Month	USD	700,000	(5,459)	5,270	(10,729)
Pay	SOFR	3.951%	3/31/30	12-Month	USD	3,500,000	1,842	—	1,842
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	(40,689)	—	(40,689)
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	100,954	3,719	97,235
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	290,907	(3,697)	294,604
Receive	SOFR	3.232%	9/10/34	12-Month	USD	250,000	10,901	—	10,901
Receive	SOFR	3.250%	12/20/53	12-Month	USD	2,400,000	195,583	297,742	(102,159)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	145,513	50,178	95,335
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	6,917	14,915	(7,998)
Receive	SOFR	3.595%	8/19/34	12-Month	USD	500,000	7,119	—	7,119
Receive	SOFR	3.611%	8/28/34	12-Month	USD	600,000	7,473	—	7,473
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	3,772	—	3,772
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	7,422	—	7,422
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	49,984	24,288	25,696
Receive	SOFR	3.750%	12/18/29	12-Month	USD	450,000	(7)	3,892	(3,899)
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	2,113	(2,001)	4,114
Receive	SOFR	3.750%	12/18/34	12-Month	USD	2,500,000	(7,393)	17,419	(24,812)
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	(4,826)	—	(4,826)
Receive	SOFR	3.840%	6/30/31	12-Month	USD	1,300,000	(8,879)	—	(8,879)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	(3,152)	—	(3,152)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(2,744)	—	(2,744)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(4,660)	—	(4,660)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(1,083)	—	(1,083)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	24,438	(10,342)	34,780
Receive	SOFR	4.000%	3/20/54	12-Month	USD	800,000	(51,148)	(92,818)	41,670
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000	(1,624)	—	(1,624)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	285,154	143,567	141,587
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(106,924)	(11,885)	(95,039)
Pay	Sterling Overnight Index Average	3.750%	9/18/34	12-Month	GBP	2,750,000	(23,119)	(97,912)	74,793
Pay	Sterling Overnight Index Average	4.000%	9/18/29	12-Month	GBP	14,513,000	76,896	157,468	(80,572)
Pay	Sterling Overnight Index Average	4.250%	9/18/26	12-Month	GBP	13,100,000	(486)	96,846	(97,332)
Receive	Sterling Overnight Index Average	3.000%	6/17/35	12-Month	GBP	1,100,000	85,680	18,443	67,237
Receive	Sterling Overnight Index Average	3.750%	9/18/54	12-Month	GBP	1,800,000	62,063	60,786	1,277
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(988)	—	(988)
Pay	Thai Overnight Repurchase Rate	2.000%	3/19/30	3-Month	THB	84,120,000	14,916	3,164	11,752
Receive	Thai Overnight Repurchase Rate	2.250%	9/18/29	3-Month	THB	115,540,000	(59,604)	(86,900)	27,296
Receive	Thai Overnight Repurchase Rate	2.500%	9/18/29	3-Month	THB	151,800,000	(131,188)	(17,237)	(113,951)
Receive	Thai Overnight Repurchase Rate	2.750%	9/18/34	3-Month	THB	18,990,000	(29,483)	(306)	(29,177)

							$1,139,085	$945,549	$193,536

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/24 (2)	Notional Amount (3)	Value	Upfront Payment (Received)	Unrealized Appreciation
South Korea Government Bonds, AA	(1.000)%	12/20/29	3-Month	BNP	0.342%	USD 320,000	$(10,323)	$(10,571)	$248
South Korea Government Bonds, AA	(1.000)%	12/20/29	3-Month	GSC	0.342%	USD 450,000	(14,516)	(14,865)	349

							$(24,839)	$(25,436)	$597

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Sovereign Issue - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/24 (2)	Notional Amount (3)	Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.097%	USD 300,000	$2,103	$(7,348)	$9,451

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/24 (2)	Notional Amount (3)	Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 43 10-Year Index, NR	(1.000)%	12/20/34	3-Month	0.878%	USD 6,600,000	$(76,988)	$(38,716)	$(38,272)
Markit iTraxx Europe Series 42 5-Year Index, NR	(1.000)%	12/20/29	3-Month	0.559%	EUR 3,500,000	(85,198)	(75,246)	(9,952)
Markit iTraxx Europe Series 42 10-Year Index, NR	(1.000)%	12/20/34	3-Month	0.958%	EUR 4,000,000	(23,613)	(9,431)	(14,182)

						$(185,799)	$(123,393)	$(62,406)

Centrally Cleared - Credit Default Swaps on Corporate Issue and Index - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/24 (2)	Notional Amount (3)	Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	0.253%	USD 200,000	$7,278	$7,947	$(669)
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.476%	USD 46,200,000	1,194,952	1,032,670	162,282

						$1,202,230	$1,040,617	$161,613

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2024, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Value	Upfront Payment Paid	Unrealized Depreciation
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.470% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/18/26	GSC	JPY 2,662,200,000	USD	18,342,922	$548,582	$1,377,049	$(828,467)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2024, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,498,000 for open centrally cleared swap contracts.

At November 30, 2024, International Fixed Income Fund had cash collateral from brokers in the amount of $1,446,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RON	—	Romanian New Leu
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.0%
Alabama - 2.6%
$220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	$240,100
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,075,532
965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	1,027,389

		Total Alabama	2,343,021

Alaska - 0.4%
200,000	AA	Borough of North Slope, GO, Series B, 5.000% due 6/30/26	206,491
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	95,974
45,000	BBB-	Series B1, 4.000% due 6/1/50	45,333

		Total Alaska	347,798

Arizona - 2.5%
475,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, Series A, 3.000% due 12/15/31(c)	443,061
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,109,985
500,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	560,750
200,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	199,419

		Total Arizona	2,313,215

California - 13.0%
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	860,631
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System, Series A, 5.250% due 12/1/40	1,118,557
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	672,242
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	237,474
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	1,013,225
1,000,000	A+	Series D, 5.000% due 11/1/46	1,094,874
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	858,775
100,000	NR	CSCDA Community Improvement Authority, Revenue Bonds, Series B, 4.000% due 12/1/59(c)	66,838
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,565,774
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,102,625
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	600,249
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	512,527
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	551,227
475,000	Aa3(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	483,376
1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	1,135,567

		Total California	11,873,961

Colorado - 3.4%
1,010,000	AAA	Board of Water Commissioners City & County of Denver (The), Revenue Bonds, Series A, 5.000% due 9/15/44	1,138,052
		Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated:
500,000	AA	Series A, 3.000% due 11/15/51	400,272
485,000	AA	Series A, 5.000% due 11/15/59(b)	527,643
1,000,000	AA	Town of Johnstown, Water Revenue, Revenue Bonds, 5.000% due 12/1/48	1,092,378

		Total Colorado	3,158,345

Connecticut - 0.7%
		State of Connecticut, GO:
500,000	AA-	Series E, 5.000% due 11/15/28	543,562
100,000	AA-	Series G, 5.000% due 11/15/41	113,732

		Total Connecticut	657,294

District of Columbia - 1.7%
2,075,000	WD(d)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	466,645
1,000,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 5.000% due 10/1/27(e)	1,045,896

		Total District of Columbia	1,512,541

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.0% - (continued)
Florida - 6.3%
$480,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	$480,061
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,062,393
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	667,439
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	230,387
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	100,104
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	213,502
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	561,253
65,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	64,780
780,000	AA	JEA Electric System Revenue, Revenue Bonds, Series 2024A, 5.000% due 10/1/39	896,737
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	275,478
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,064,739
100,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	110,325

		Total Florida	5,727,198

Georgia - 4.1%
300,000	AA	City of Gainesville, Water & Sewerage Revenue, Revenue Bonds, 5.000% due 11/15/41	342,012
450,000	AA+	Henry County School District, GO, 5.000% due 8/1/25	456,170
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,535,124
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	463,323

		Total Georgia	3,796,629

Illinois - 1.6%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/39(e)	1,070,785
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45	279,211
150,000	A-	Series C, 5.000% due 12/1/46	160,562

		Total Illinois	1,510,558

Indiana - 0.6%
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48	581,263

Kansas - 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	281,881

Kentucky - 0.2%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(c)(e)	228,903

Maryland - 2.5%
		City of Baltimore, Tax Allocation, Harbor Point Project:
125,000	NR	Series A, 2.800% due 6/1/25(c)	124,214
135,000	NR	Series A, 2.850% due 6/1/26(c)	132,724
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	569,462
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(e)	659,213
725,000	AAA	State of Maryland, GO, Series A, 5.000% due 6/1/34	832,145

		Total Maryland	2,317,758

Massachusetts - 1.9%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,154,812
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	604,001

		Total Massachusetts	1,758,813

Michigan - 3.7%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	979,338
535,000	AA	City of Lansing, GO, Series B, AGM-Insured, 5.000% due 6/1/25	540,039
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,113,809
190,000	A1(a)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	173,050
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	540,269

		Total Michigan	3,346,505

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.0% - (continued)
Nebraska - 1.8%
$500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	$527,891
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,113,599

		Total Nebraska	1,641,490

New Jersey - 2.8%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	107,468
		New Jersey Economic Development Authority, Revenue Bonds:
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	111,487
1,000,000	A-	Series GGG, 5.250% due 9/1/25(c)	1,015,386
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,000,000	A-	Series A, 4.000% due 6/15/40	1,012,593
30,000	A-	Series AA, 5.000% due 6/15/40	33,959
240,000	A-	Series AA, 5.000% due 6/15/42	268,794

		Total New Jersey	2,549,687

New Mexico - 1.1%
1,000,000	Aa1(a)	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Series A, 5.000% due 11/1/39(b)	1,005,812

New York - 10.1%
		City of New York, GO:
490,000	AA	Remarketing, Series J11, 5.000% due 8/1/26	508,490
1,000,000	AA	Series B, 5.250% due 10/1/47	1,106,402
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	497,355
500,000	AA+	Series DD1, 5.000% due 6/15/49	522,238
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,080,032
500,000	AA+	Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	518,973
		New York State Thruway Authority, Revenue Bonds:
180,000	AA+	Series A, 4.125% due 3/15/52	180,767
1,000,000	A+	Series P, 5.000% due 1/1/40	1,137,777
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(e)	225,884
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	1,003,716
500,000	AA-	Series 241, 5.000% due 7/15/41	564,709
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,128,081
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	723,451

		Total New York	9,197,875

North Carolina - 0.6%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	513,611

North Dakota - 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	465,850

Ohio - 5.1%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	64,276
100,000	NR	Series B2, 5.000% due 6/1/55	91,706
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,060,155
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	588,402
495,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 6.000% due 3/1/55	544,913
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/44	1,133,651
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,140,721

		Total Ohio	4,623,824

Oklahoma - 0.2%
200,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/27	209,600

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.0% - (continued)
Oregon - 1.2%
$1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(e)	$1,081,958

Pennsylvania - 2.8%
500,000	A+	Commonwealth of Pennsylvania, GO, Series B, 5.000% due 8/15/36	586,387
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,139,680
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	828,106

		Total Pennsylvania	2,554,173

Puerto Rico - 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	664,628
225,000	NR	Series A1, zero coupon due 7/1/46	76,227
216,000	NR	Series A2, 4.784% due 7/1/58	216,443

		Total Puerto Rico	957,298

Tennessee - 2.6%
470,000	Aa2(a)	City of Johnson, GO, Series B, 5.000% due 6/1/25	474,775
1,000,000	AA+	County of Knox, GO, 5.000% due 6/1/25	1,010,111
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	265,297
500,000	BBB+	Tennessee Energy Acquisition Corp., Revenue Bonds, Series C, 5.000% due 2/1/25	500,507
100,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	111,358

		Total Tennessee	2,362,048

Texas - 8.3%
415,000	Aaa(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	427,027
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	357,399
630,000	AA-	City of Dallas, GO, 5.000% due 2/15/28	674,522
		City of Houston:
100,000	BB	Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(e)	100,544
500,000	Aa3(a)	GO, Series A, 5.250% due 3/1/40	568,082
1,000,000	AA-	City of San Antonio, Electric & Gas Systems Revenue, Revenue Bonds, Series A, 5.000% due 2/1/35	1,159,234
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD Program, 5.000% due 2/1/48	108,650
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD-Program, 5.000% due 2/15/42	545,494
1,000,000	AAA	Fort Bend Independent School District, GO, Series A, PSF-GTD-Program, 5.000% due 8/15/44	1,109,195
995,000	AAA	Laredo Independent School District, GO, PSF-GTD-Program, 4.000% due 8/1/25	1,002,546
315,000	Aaa(a)	New Caney Independent School District, GO, PSF-GTD-Program, 5.000% due 2/15/41	353,870
390,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	370,459
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Program, 0.700% due 6/1/50(b)	781,842

		Total Texas	7,558,864

Utah - 1.1%
500,000	Aaa(a)	Canyons School District, GO, School Bonds Guaranty Program, 2.500% due 6/15/30	475,094
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	524,770

		Total Utah	999,864

Virginia - 2.1%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	568,333
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,146,177
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	83,219
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(e)	93,047

		Total Virginia	1,890,776

Washington - 5.0%
1,000,000	AA+	King County School District No. 401 Highline, GO, School Bonds Guaranty Program, 5.000% due 12/1/35	1,073,381
370,000	AA+	Pierce County School District No 10 Tacoma, GO, School Bonds Guaranty Program, 5.000% due 12/1/44	414,456
1,000,000	Aaa(a)	Snohomish County School District No 15 Edmonds, GO, School Bonds Guaranty Program, 5.000% due 12/1/42	1,123,140
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,595,651
		Washington State Housing Finance Commission, Revenue Bonds:
100,000	BB(d)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	100,581
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	281,135

		Total Washington	4,588,344

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.0% - (continued)
West Virginia - 0.5%
$435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	$448,970

Wisconsin - 1.7%
500,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	527,401
1,000,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.250% due 9/1/26	1,000,801

		Total Wisconsin	1,528,202

		TOTAL MUNICIPAL BONDS (Cost - $84,432,392)	85,933,929

SHORT-TERM INVESTMENTS - 4.7%
MUNICIPAL BOND - 0.4%
Wisconsin - 0.4%
400,000	BBB	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Series A, 4.035% due 2/15/25(f) (Cost - $400,775)	400,775
TIME DEPOSITS - 4.3%
1,092,346		ANZ National Bank - London, 3.930% due 12/2/24	1,092,346
79,258		Citibank - New York, 3.930% due 12/2/24	79,258
2,779,803		Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	2,779,803

		TOTAL TIME DEPOSITS (Cost - $3,951,407)	3,951,407

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,352,182)	4,352,182

		TOTAL INVESTMENTS - 98.7% (Cost - $88,784,574)	90,286,111

		Other Assets in Excess of Liabilities - 1.3%	1,190,056

		TOTAL NET ASSETS - 100.0%	$91,476,167

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $4,942,802 and represents 5.4% of net assets.

(d)	Rating by Fitch Ratings Service.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(f)	Rate shown represents yield-to-maturity.

At November 30, 2024, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$ 88,784,574	$2,116,829	$(615,292)	$1,501,537

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Industry^
General Obligation	34.2%
School District	11.8
Water and Sewer	9.9
Health Care Providers & Services	7.3
Airport	5.3
Utilities	4.3
Education	4.2
Single Family Housing	4.2
Power	3.4
Transportation	3.0
Tobacco Settlement	2.7
Development	2.2
Higher Education	1.1
Bond Bank	0.6
Multifamily Housing	0.6
Housing	0.3
Nursing Homes	0.1
Short-Term Investments	4.8

Total Investments	100.0%

^	As a percentage of total investments.

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 110.0%
	U.S. Treasury Inflation Indexed Bonds:
$2,419,529	2.000% due 1/15/26	$2,418,983
2,102,625	1.750% due 1/15/28	2,100,403
2,906,705	3.625% due 4/15/28	3,075,646
1,603,733	2.500% due 1/15/29	1,649,454
2,391,796	3.875% due 4/15/29	2,595,127
42,634	3.375% due 4/15/32(a)	47,169
846,127	2.125% due 2/15/40	853,350
935,896	2.125% due 2/15/41	944,928
2,372,231	0.750% due 2/15/42	1,910,587
2,180,621	0.625% due 2/15/43	1,684,814
3,341,737	1.375% due 2/15/44	2,933,869
2,972,602	0.750% due 2/15/45	2,282,244
2,781,268	1.000% due 2/15/46	2,221,415
1,815,646	0.875% due 2/15/47	1,398,675
2,199,295	1.000% due 2/15/48	1,726,954
1,503,660	1.000% due 2/15/49	1,171,657
1,177,382	0.250% due 2/15/50(a)	740,793
1,453,320	0.125% due 2/15/51	868,415
1,019,421	0.125% due 2/15/52(a)	601,772
2,121,500	1.500% due 2/15/53	1,827,827
2,054,800	2.125% due 2/15/54	2,041,657
	U.S. Treasury Inflation Indexed Notes:
610,360	0.125% due 4/15/25	603,790
2,792,223	0.375% due 7/15/25	2,764,535
4,739,358	0.125% due 10/15/25	4,671,323
4,458,754	0.625% due 1/15/26	4,389,663
2,765,382	0.125% due 4/15/26	2,695,265
4,781,624	0.125% due 7/15/26	4,662,924
4,269,430	0.125% due 10/15/26	4,146,375
5,129,908	0.375% due 1/15/27(b)	4,975,816
2,791,900	0.125% due 4/15/27	2,681,077
3,879,890	0.375% due 7/15/27	3,754,623
6,386,520	1.625% due 10/15/27(b)	6,377,846
8,408,657	0.500% due 1/15/28(b)	8,080,658
1,051,220	1.250% due 4/15/28	1,031,799
4,534,665	0.750% due 7/15/28	4,389,036
5,764,864	2.375% due 10/15/28(b)	5,912,729
3,109,388	0.875% due 1/15/29	2,999,893
1,121,351	2.125% due 4/15/29(b)	1,135,036
4,643,506	0.250% due 7/15/29	4,349,216
1,603,344	1.625% due 10/15/29	1,595,292
5,196,290	0.125% due 1/15/30	4,774,376
3,898,498	0.125% due 7/15/30	3,561,628
5,341,701	0.125% due 1/15/31	4,815,791
7,305,755	0.125% due 7/15/31(b)	6,547,125

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 110.0% - (continued)
$4,322,424			0.125% due 1/15/32	$3,826,127
9,224,455			0.625% due 7/15/32(b)	8,434,113
10,691,254			1.125% due 1/15/33(b)	10,067,649
6,956,007			1.375% due 7/15/33(b)	6,670,856
2,256,694			1.750% due 1/15/34	2,220,627
1,607,792			1.875% due 7/15/34(b)	1,600,733

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $166,668,671)	158,831,660

MORTGAGE-BACKED SECURITIES - 14.3%
FHLMC - 3.6%
			Federal Home Loan Mortgage Corp. (FHLMC):
89,332			3.000% due 7/1/52	77,991
390,964			6.500% due 10/1/53	401,475
4,321,986			6.000% due 3/1/54	4,375,245
298,543			5.000% due 7/1/54	293,085

			Total FHLMC	5,147,796

FNMA - 8.0%
			Federal National Mortgage Association (FNMA):
34,613			4.000% due 3/1/50	32,784
175,116			3.000% due 5/1/52	153,018
85,952			4.500% due 10/1/52	82,671
1,850,785			5.500% due 5/1/54	1,849,772
2,000,000			6.500% due 12/1/54(c)	2,047,707
3,200,000			4.000% due 1/1/55(c)	2,993,662
4,600,000			4.500% due 1/1/55(c)	4,417,875

			Total FNMA	11,577,489

GNMA - 2.7%
			Government National Mortgage Association II (GNMA)
293,188			3.500% due 11/20/52	268,246
4,000,000			3.500% due 12/20/54(c)	3,657,389

			Total GNMA	3,925,635

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,577,960)	20,650,920

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1%
400,000		Aaa(d)	AIMCO CLO, Series 2015-AA, Class AR3, 5.897% (3-Month Term SOFR + 1.250%) due 10/17/34(e)(f)	400,316
			Alternative Loan Trust:
160,580		Caa2(d)	Series 2006-HY11, Class A1, 4.942% (1-Month Term SOFR + 0.354%) due 6/25/36(e)	143,552
26,600		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	22,562
364,073		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	304,486
300,000	EUR	(P)AAA	Arbour CLO VI DAC, Series 6A, Class AR, 4.320% (3-Month EURIBOR + 1.150%) due 11/15/37(e)(f)	317,004
189,192		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.968% (3-Month Term SOFR + 1.312%) due 1/15/32(e)(f)	189,652
13,426		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.678% due 5/25/33(e)	12,668
95,787		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.677% (1-Month Term SOFR + 1.089%) due 6/25/34(e)	102,490
220,346		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.723% (3-Month Term SOFR + 1.200%) due 11/15/30(e)(f)	220,565
284,752	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.964% (3-Month EURIBOR + 0.780%) due 10/15/31(e)(f)	300,517
89,187	EUR	Aaa(d)	Carlyle Euro CLO DAC, Series 2018-2A, Class A1A, 3.698% (3-Month EURIBOR + 0.800%) due 8/28/31(e)(f)	94,325
230,822	EUR	Aaa(d)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 3.773% (3-Month EURIBOR + 0.750%) due 11/15/31(e)(f)	243,287
24,661		WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.062% (1-Month Term SOFR + 0.474%) due 3/25/35(e)(f)	24,129

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1% - (continued)
			CHL Mortgage Pass-Through Trust:
$423,944		WR(d)	Series 2005-HYB6, Class 2A1, 5.263% due 10/20/35(e)	$401,861
39,793		WR(d)	Series 2005-HYB9, Class 2A1, 7.210% (1-Year Term SOFR + 2.465%) due 2/20/36(e)	36,322
79,098		Caa2(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	38,612
116,394		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	51,688
			Citigroup Mortgage Loan Trust:
2,763		WR(d)	Series 2004-HYB2, Class 2A, 6.233% due 3/25/34(e)	2,495
104,404		Caa2(d)	Series 2007-AR4, Class 1A1A, 4.708% due 3/25/37(e)	87,785
13,009		CCC(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	12,636
101,889		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.852% (1-Month Term SOFR + 0.264%) due 9/29/36(e)(f)	99,940
			Credit-Based Asset Servicing & Securitization LLC:
145,494		CCC	Series 2005-CB3, Class M4, 3.598% (1-Month Term SOFR + 1.164%) due 6/25/35(e)	140,682
662,245		D	Series 2007-CB6, Class A3, 5.072% (1-Month Term SOFR + 0.334%) due 7/25/37(e)(f)	435,112
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(d)	Series 2004-7, Class MV5, 3.872% (1-Month Term SOFR + 1.839%) due 11/25/34(e)	132,342
233,914		CC	Series 2007-1, Class 1A, 4.842% (1-Month Term SOFR + 0.254%) due 7/25/37(e)	217,061
50,532		D	Series 2007-6, Class 1A, 5.102% (1-Month Term SOFR + 0.314%) due 9/25/37(e)	45,750
252,722		CCC	Series 2007-8, Class 1A1, 4.892% (1-Month Term SOFR + 0.304%) due 11/25/37(e)	237,316
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.059% (3-Month EURIBOR + 0.880%) due 4/15/34(e)(f)	526,322
40,615		Aaa(d)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.898% (3-Month Term SOFR + 1.242%) due 4/15/28(e)(f)	40,632
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.984% (3-Month EURIBOR + 0.980%) due 11/20/34(e)(f)	737,519
483,806		BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.802% (1-Month Term SOFR + 1.214%) due 5/25/37(e)(f)	472,131
600,000		AAA	Elmwood CLO 24 Ltd., Series 2023-3A, Class A1, 6.347% (3-Month Term SOFR + 1.700%) due 12/11/33(e)(f)	601,642
499,571		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	495,177
			Government National Mortgage Association (GNMA):
212,761		NR	Series 2018-H15, Class FG, 5.461% (1-Year Term SOFR + 0.865%) due 8/20/68(e)	212,536
498,089		NR	Series 2023-H11, Class FC, 5.861% (30-Day Average SOFR + 1.100%) due 5/20/73(e)	504,542
2,635,168		NR	Series 2023-H19, Class FA, 5.661% (30-Day Average SOFR + 0.900%) due 8/20/73(e)	2,651,673
18,252		Caa3(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	9,890
2,861		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.401% (1-Month Term SOFR + 0.794%) due 6/20/35(e)	2,710
39,422		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.342% (1-Month Term SOFR + 0.754%) due 7/25/45(e)	31,481
102,770		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.162% (1-Month Term SOFR + 0.574%) due 3/25/36(e)	96,432
57,172		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.107% (1-Month Term SOFR + 1.497%) due 12/15/31(e)(f)	53,984
149,376		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.909% (3-Month Term SOFR + 1.292%) due 4/20/31(e)(f)	149,739
190,933		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 7.002% (1-Month Term SOFR + 2.414%) due 12/25/37(e)	181,679
147,553		Ca(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.942% (1-Month Term SOFR + 0.354%) due 8/25/36(e)	58,761
600,000		Aaa(d)	LUX Trust LION, Class A, 7.300% (1-Month Term SOFR + 2.690%) due 8/15/40(e)(f)	610,339
341,898		Aaa(d)	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.806% (3-Month Term SOFR + 1.150%) due 10/15/31(e)(f)	342,616
802,468	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 4.171% (3-Month EURIBOR + 0.690%) due 12/15/31(e)(f)	847,208
2,922		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.204% (1-Month Term SOFR + 0.594%) due 6/15/30(e)	2,832
			New Residential Mortgage Loan Trust:
28,640		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	27,887
139,522		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	133,123
			Option One Mortgage Loan Trust:
82,302		CC	Series 2007-1, Class 1A1, 4.842% (1-Month Term SOFR + 0.254%) due 1/25/37(e)	53,204
77,096		D	Series 2007-2, Class 1A1, 4.842% (1-Month Term SOFR + 0.254%) due 3/25/37(e)	52,994
38,133		Aaa(d)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 5.889% (3-Month Term SOFR + 1.242%) due 10/17/29(e)(f)	38,152

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1% - (continued)
			Palmer Square European Loan Funding DAC:
448,837	EUR	WR(d)	Series 2023-3A, Class A, 4.523% (3-Month EURIBOR + 1.500%) due 5/15/33(e)(f)	$474,421
600,000	EUR	Aaa(d)	Series 2023-3A, Class AR (3-Month EURIBOR + 0.970%) due 5/15/33(e)(f)(h)	634,517
$106,325		AA-	RASC Trust, Series 2006-KS3, Class M1, 5.197% (1-Month Term SOFR + 0.444%) due 4/25/36(e)	105,245
500,921		Aaa(d)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 5.826% (3-Month Term SOFR + 1.200%) due 10/25/31(e)(f)	501,342
507,518		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	179,230
			Securitized Asset-Backed Receivables LLC Trust:
424,891		Ca(d)	Series 2006-FR3, Class A3, 5.202% (1-Month Term SOFR + 0.614%) due 5/25/36(e)	221,010
88,894		Ca(d)	Series 2006-HE2, Class A2C, 5.002% (1-Month Term SOFR + 0.414%) due 7/25/36(e)	35,154
52,683		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 5.365% (1-Month Term SOFR + 0.754%) due 4/19/27(e)	51,251
			Soundview Home Loan Trust:
188,700		Caa3(d)	Series 2007-OPT1, Class 1A1, 4.902% (1-Month Term SOFR + 0.314%) due 6/25/37(e)	130,612
44,325		CCC	Series 2007-OPT2, Class 2A3, 4.882% (1-Month Term SOFR + 0.294%) due 7/25/37(e)	40,596
463,342	EUR	Aaa(d)	St Paul’s CLO DAC, Series 4A, Class ARR1, 3.916% (3-Month EURIBOR + 0.830%) due 4/25/30(e)(f)	489,164
557,903		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.757% (3-Month Term SOFR + 1.140%) due 1/20/32(e)(f)	558,679
700,000		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 5.846% (3-Month Term SOFR + 1.220%) due 10/25/32(e)(f)	700,328
500,000		AAA	Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR, 5.956% (3-Month Term SOFR + 1.330%) due 1/25/34(e)(f)	501,973
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 5.966% (3-Month Term SOFR + 1.340%) due 1/25/34(e)(f)	600,741
210,975		Aaa(d)	VMC Finance LLC, Series 2022-FL5, Class A, 6.689% (30-Day Average SOFR + 1.900%) due 2/18/39(e)(f)	210,227
			Voya CLO Ltd.:
88,797		Aaa(d)	Series 2017-1A, Class A1R, 5.859% (3-Month Term SOFR + 1.212%) due 4/17/30(e)(f)	88,873
59,377		AAA	Series 2017-2A, Class A1R, 5.898% (3-Month Term SOFR + 1.242%) due 6/7/30(e)(f)	59,470
			WaMu Mortgage Pass-Through Certificates Trust:
4,412		Baa1(d)	Series 2002-AR2, Class A, 4.463% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	4,221
1,968		WR(d)	Series 2002-AR17, Class 1A, 6.127% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	1,875

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,781,167)	18,839,289

SOVEREIGN BONDS - 4.6%
Canada - 0.3%
			Canadian Government Real Return Bonds:
550,371	CAD	AAA	4.250% due 12/1/26	417,299
61,986	CAD	AAA	0.500% due 12/1/50	35,585

			Total Canada	452,884

France - 0.8%
			French Republic Government Bonds OAT:
719,472	EUR	AA-u(g)	0.100% due 3/1/26(f)	758,435
240,196	EUR	AA-u(g)	0.100% due 7/25/31(f)	244,367
117,919	EUR	AA-u(g)	0.100% due 7/25/38(f)	109,434

			Total France	1,112,236

Italy - 2.5%
			Italy Buoni Poliennali Del Tesoro:
3,099,659	EUR	NR	1.400% due 5/26/25(f)	3,268,017
365,313	EUR	Baa3u(d)	0.400% due 5/15/30(f)	373,042

			Total Italy	3,641,059

Japan - 1.0%
			Japanese Government CPI Linked Bonds:
64,807,370	JPY	A1(d)	0.100% due 3/10/28	450,071
146,173,900	JPY	A1(d)	0.100% due 3/10/29	1,017,948

			Total Japan	1,468,019

			TOTAL SOVEREIGN BONDS (Cost - $7,716,029)	6,674,198

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 0.1%
Banks - 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	$126,454
34,821	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	3,984

			Total Banks	130,438

Diversified Financial Services - 0.0%@
98,827	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	11,366
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,286
			Realkredit Danmark AS, Covered Notes:
18,181	DKK	AAA	1.000% due 10/1/53	2,063
174,205	DKK	AAA	1.500% due 10/1/53	20,659

			Total Diversified Financial Services	44,374

			TOTAL CORPORATE BONDS & NOTES (Cost - $235,124)	174,812

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $214,978,951)	205,170,879

SHORT-TERM INVESTMENTS - 4.1%
TIME DEPOSITS - 4.1%
74,127	AUD		ANZ National Bank - London, 3.020% due 12/2/24	48,338
36,606	GBP		Barclays Bank PLC - London, 3.670% due 12/2/24	46,583
456	CAD		BBH - New York, 2.580% due 12/2/24	325
			BNP Paribas - Paris:
767	CHF		0.270% due 12/2/24	871
515	NZD		2.410% due 12/2/24	305
16,466	SEK		DNB - Oslo, 1.570% due 12/2/24	1,511
132,154	SGD		HSBC Bank - Singapore, 1.620% due 12/2/24	98,682
			Skandinaviska Enskilda Banken AB - Stockholm:
2,144	DKK		1.750% due 12/2/24	304
482	NOK		3.240% due 12/2/24	44
$5,345,119			3.930% due 12/2/24	5,345,119
100	ZAR		Standard Chartered Bank - Johannesburg, 6.150% due 12/2/24	5
			Sumitomo Mitsui Banking Corp. - Tokyo:
16,901,354	JPY		0.010% due 12/2/24	112,977
205,899	EUR		2.120% due 12/2/24	217,635

			TOTAL SHORT-TERM INVESTMENTS (Cost - $5,872,699)	5,872,699

			TOTAL INVESTMENTS - 146.2% (Cost - $220,851,650)	211,043,578

			Liabilities in Excess of Other Assets - (46.2)%	(66,644,178)

			TOTAL NET ASSETS - 100.0%	$144,399,400

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $16,479,171 and represents 11.4% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At November 30, 2024, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 220,851,650	$ 5,501,147	$ (15,274,467)	$ (9,773,320)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	75.2%
Mortgage-Backed Securities	9.8
Collateralized Mortgage Obligations	8.9
Sovereign Bonds	3.2
Corporate Bonds & Notes	0.1
Short-Term Investments	2.8

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,900,000	173,401	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	$151,146
5,900,000	173,401	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	3,583

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $136,304)				$154,729

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$5,081,150	4.700% due 12/2/24	$5,081,150
5,068,125	4.760% due 12/4/24	5,068,125
1,598,000	4.720% due 12/5/24	1,598,000
43,062,193	Nomura Securities International, Inc., 4.740% due 12/5/24	43,062,193

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $54,809,468)	$54,809,468

For the period ended November 30, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $45,211,728 and 5.046%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor Futures	107	9/26	$27,693,783	$27,754,495	$60,712
Australian Government 10-Year Bond Futures	22	12/24	1,681,217	1,624,920	(56,297)
Euro-Bobl Futures	12	3/25	1,505,401	1,511,172	5,771
Euro-BTP Futures	14	3/25	1,795,240	1,809,055	13,815
Euro-Bund Futures	19	3/25	2,725,559	2,739,522	13,963
U.S. Treasury 5-Year Note Futures	13	3/25	1,398,606	1,398,820	214
U.S. Treasury Long Bond Futures	10	3/25	1,179,108	1,195,000	15,892
U.S. Ultra Long Bond Futures	82	3/25	9,265,483	9,413,344	147,861

					201,931

Contracts to Sell:
3-Month Euro-Euribor Futures	107	9/25	27,693,413	27,768,632	(75,219)
Euro-Buxl 30-Year Bond Futures	11	3/25	1,624,863	1,624,990	(127)
Euro-OAT Futures	32	3/25	4,253,368	4,264,530	(11,162)
Euro-Schatz Note Futures	39	3/25	4,420,754	4,425,495	(4,741)
Short Euro-BTP Futures	14	3/25	1,593,227	1,595,521	(2,294)
U.S. Treasury 2-Year Note Futures	121	3/25	24,899,014	24,939,234	(40,220)
U.S. Treasury 10-Year Note Futures	124	3/25	13,627,488	13,787,249	(159,761)
U.S. Treasury Ultra Long Bond Futures	51	3/25	6,267,136	6,486,563	(219,427)

					(512,951)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(311,020)

At November 30, 2024, Inflation-Linked Fixed Income Fund had deposited cash of $745,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	643,000	USD	416,870	BNP	$419,301	12/3/24	$2,431
British Pound	198,000	USD	255,641	HSBC	251,965	12/3/24	(3,676)
Canadian Dollar	1,358,269	USD	966,980	BNP	970,296	12/3/24	3,316
Danish Krone	420,141	USD	59,348	DUB	59,542	12/3/24	194
Euro	88,000	USD	92,792	BCLY	93,016	12/3/24	224
Euro	115,000	USD	123,830	BNP	121,555	12/3/24	(2,275)
Euro	8,411,000	USD	8,845,008	HSBC	8,890,425	12/3/24	45,417
Euro	86,000	USD	90,200	MLP	90,902	12/3/24	702
Indian Rupee	71,572,635	USD	850,000	BCLY	846,041	12/5/24	(3,959)
Indian Rupee	71,744,751	USD	847,026	BCLY	846,046	1/17/25	(980)
Indonesian Rupiah	5,513,375,000	USD	350,000	BCLY	347,947	12/4/24	(2,053)
Indonesian Rupiah	1,581,700,000	USD	100,000	BCLY	99,787	12/16/24	(213)
Indonesian Rupiah	5,524,524,651	USD	346,274	BCLY	348,240	1/15/25	1,966
Indonesian Rupiah	1,584,850,000	USD	100,000	DUB	100,004	12/9/24	4
Israeli New Shekel	187,000	USD	50,087	HSBC	51,482	12/16/24	1,395
Japanese Yen	80,538,321	USD	534,712	JPM	538,358	12/3/24	3,646
Japanese Yen	51,301,220	USD	334,515	MLP	342,923	12/3/24	8,408
Korean Won	69,144,500	USD	50,000	BCLY	49,593	12/12/24	(407)
Korean Won	1,166,490,564	USD	833,821	HSBC	836,453	12/4/24	2,632
Korean Won	70,211,500	USD	50,000	JPM	50,367	12/16/24	367
New Taiwan Dollar	27,050,280	USD	831,753	BCLY	832,448	12/4/24	695
New Zealand Dollar	480,000	USD	286,538	HSBC	284,280	12/3/24	(2,258)
New Zealand Dollar	63,000	USD	37,257	HSBC	37,333	1/15/25	76
Polish Zloty	2,197,000	USD	550,009	BNP	540,828	12/16/24	(9,181)
Singapore Dollar	22,720	USD	16,914	BNP	16,965	12/3/24	51
Singapore Dollar	28,853	USD	21,412	BNP	21,545	12/3/24	133
Singapore Dollar	45,569	USD	33,767	MLP	34,027	12/3/24	260
Singapore Dollar	31,485	USD	23,371	SCB	23,511	12/3/24	140
South African Rand	9,701,000	USD	548,169	JPM	537,760	12/17/24	(10,409)
Swiss Franc	475,252	USD	538,888	HSBC	539,537	12/3/24	649

							37,295

Contracts to Sell:
Australian Dollar	643,000	USD	417,002	BNP	419,436	1/15/25	(2,434)
Australian Dollar	339,000	USD	222,607	DUB	221,062	12/3/24	1,545
Australian Dollar	153,000	USD	100,464	HSBC	99,771	12/3/24	693
Australian Dollar	76,000	USD	49,589	MLP	49,559	12/3/24	30
Australian Dollar	75,000	USD	49,263	MLP	48,907	12/3/24	356
British Pound	150,000	USD	194,101	BNP	190,883	12/3/24	3,218
Canadian Dollar	1,356,145	USD	966,980	BNP	970,436	1/15/25	(3,456)
Canadian Dollar	101,000	USD	72,136	HSBC	72,150	12/3/24	(14)
Canadian Dollar	764,000	USD	548,946	JPM	545,773	12/3/24	3,173
Canadian Dollar	595,284	USD	428,531	MLP	425,248	12/3/24	3,283
Chinese Offshore Renminbi	2,248,605	USD	310,705	BNP	310,771	1/15/25	(66)
Chinese Offshore Renminbi	1,301,282	USD	179,502	JPM	179,845	1/15/25	(343)
Chinese Offshore Renminbi	1,228,731	USD	170,261	JPM	169,818	1/15/25	443
Chinese Offshore Renminbi	1,255,082	USD	173,709	SCB	173,460	1/15/25	249
Danish Krone	419,151	USD	59,348	DUB	59,548	1/15/25	(200)
Danish Krone	419,759	USD	60,772	MLP	59,489	12/3/24	1,283
Euro	133,000	USD	144,669	BCLY	140,581	12/3/24	4,088
Euro	8,411,000	USD	8,862,124	HSBC	8,907,919	1/15/25	(45,795)
Euro	8,567,000	USD	9,284,032	JPM	9,055,317	12/3/24	228,715
Indian Rupee	71,585,340	USD	847,026	BCLY	846,191	12/5/24	835
Indonesian Rupiah	5,513,582,392	USD	346,274	BCLY	347,960	12/4/24	(1,686)
Israeli New Shekel	186,000	USD	49,969	BCLY	51,207	12/16/24	(1,238)
Israeli New Shekel	186,000	USD	49,670	JPM	51,207	12/16/24	(1,537)
Japanese Yen	81,965,159	USD	535,261	BNP	547,896	12/3/24	(12,635)
Japanese Yen	82,268,586	USD	541,261	BNP	549,924	12/3/24	(8,663)
Japanese Yen	58,146,627	USD	380,677	BNP	388,680	12/3/24	(8,003)
Japanese Yen	90,009,087	USD	603,404	BNP	605,340	1/15/25	(1,936)
Japanese Yen	80,075,528	USD	534,712	JPM	538,534	1/15/25	(3,822)
Japanese Yen	51,005,174	USD	334,515	MLP	343,026	1/15/25	(8,511)
Korean Won	1,164,731,202	USD	833,821	HSBC	836,686	1/15/25	(2,865)
Korean Won	1,170,518,000	USD	850,000	MLP	839,341	12/4/24	10,659
Mexican Peso	402,000	USD	19,993	BCLY	19,756	12/18/24	237
New Taiwan Dollar	26,910,545	USD	831,753	BCLY	832,070	1/22/25	(317)
New Taiwan Dollar	27,071,905	USD	850,000	BNP	833,114	12/4/24	16,886
New Zealand Dollar	84,000	USD	49,778	BCLY	49,749	12/3/24	29
New Zealand Dollar	167,000	USD	99,341	DUB	98,906	12/3/24	435
New Zealand Dollar	166,000	USD	99,080	MLP	98,314	12/3/24	766
Singapore Dollar	132,000	USD	99,778	BCLY	98,566	12/3/24	1,212
Singapore Dollar	28,799	USD	21,412	BNP	21,548	1/15/25	(136)
Singapore Dollar	22,678	USD	16,914	BNP	16,968	1/15/25	(54)
Singapore Dollar	45,485	USD	33,767	MLP	34,033	1/15/25	(266)
Singapore Dollar	31,427	USD	23,371	SCB	23,515	1/15/25	(144)
Swiss Franc	472,873	USD	538,888	HSBC	539,609	1/15/25	(721)
Swiss Franc	476,000	USD	550,171	JPM	540,387	12/3/24	9,784

							183,077

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$220,372

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$566,510	$—	$566,510
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(10,794)	—	(10,794)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(10,349)	—	(10,349)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(6,869)	—	(6,869)
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	3,405,000	(240,745)	(11,935)	(228,810)
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	13,200,000	448,253	121,289	326,964
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	485	(1,139)	1,624
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	11,238	1,442	9,796
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	4,136	(1,033)	5,169
Receive	Euro Short-Term Rate Market Index	3.475%	2/26/25	PAM	EUR	23,800,000	12,278	4,691	7,587
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	235,830	—	235,830
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(267,227)	—	(267,227)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	209,205	27,102	182,103
Pay	SOFR	3.085%	2/13/34	12-Month	USD	1,500,000	(98,707)	(13,946)	(84,761)
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	16,789	18,674	(1,885)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	79,653	(28,248)	107,901
Pay	Sterling Overnight Index Average	4.250%	9/18/26	12-Month	GBP	6,000,000	(223)	71,326	(71,549)

							$949,463	$188,223	$761,240

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	$3,290	$100	$3,190
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(6,527)	(2,239)	(4,288)
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(141,070)	(8,957)	(132,113)
Receive	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(122,822)	93,051	(215,873)
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(17,012)	(4,228)	(12,784)
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	20,904	1,308	19,596
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	21,878	(974)	22,852
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	38,406	1,337	37,069
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	643	—	643
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	13,717	—	13,717
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	13,306	(2,478)	15,784
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	(3,119)	—	(3,119)
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	(3,804)	3,390	(7,194)
Receive	1-Year USD Inflation Linked	2.380%	10/15/25	USD	900,000	(1,097)	—	(1,097)
Receive	1-Year USD Inflation Linked	2.208%	10/7/25	USD	902,000	(2,362)	—	(2,362)
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	42,935	—	42,935
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	44,918	81	44,837
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	25,013	—	25,013
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	96,784	5,868	90,916
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	108,154	1,693	106,461
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,997	—	6,997
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	6,209	—	6,209
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(35,125)	24,122	(59,247)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	259,615	1,035	258,580
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(225,481)	9,233	(234,714)
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(166,647)	(50,027)	(116,620)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(194,545)	(8,764)	(185,781)
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(98,221)	59,292	(157,513)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(52,249)	36,670	(88,919)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(53,021)	37,569	(90,590)

						$(420,333)	$197,082	$(617,415)

At November 30, 2024, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $574,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.3%
Aerospace/Defense - 1.3%
		Boeing Co. (The), Senior Unsecured Notes:
$ 2,900,000	BBB-	4.875% due 5/1/25	$2,896,870
400,000	BBB-	2.600% due 10/30/25	392,322

		Total Aerospace/Defense	3,289,192

Agriculture - 1.7%
1,200,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26(a)	1,173,488
3,172,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	3,166,317

		Total Agriculture	4,339,805

Auto Manufacturers - 6.9%
3,100,000	A	BMW US Capital LLC, Company Guaranteed Notes, 5.399% (SOFR + 0.800%) due 8/13/26(a)(b)	3,119,571
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BBB-	2.300% due 2/10/25	397,742
1,000,000	BBB-	4.687% due 6/9/25	997,922
300,000	BBB-	5.125% due 6/16/25	299,839
400,000	BBB-	4.134% due 8/4/25	397,182
600,000	BBB-	4.389% due 1/8/26	594,774
		General Motors Financial Co., Inc., Senior Unsecured Notes:
1,600,000	BBB	2.900% due 2/26/25	1,591,623
300,000	BBB	3.800% due 4/7/25	298,626
300,000	BBB	6.050% due 10/10/25	302,994
500,000	BBB	5.954% (SOFR + 1.350%) due 5/8/27(b)	504,232
		Hyundai Capital America, Senior Unsecured Notes:
2,600,000	A-	5.772% (SOFR + 1.150%) due 8/4/25(a)(b)	2,611,652
700,000	A-	6.201% (SOFR + 1.500%) due 1/8/27(a)(b)	708,325
900,000	A	Mercedes-Benz Finance North America LLC, Company Guaranteed Notes, 5.272% (SOFR + 0.630%) due 7/31/26(a)(b)	902,593
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
300,000	BB+	1.850% due 9/16/26(a)	277,304
400,000	BB+	2.000% due 3/9/26(a)	380,602
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
400,000	BB+	3.522% due 9/17/25	393,000
1,300,000	BB+	3.522% due 9/17/25(a)	1,277,249
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
2,800,000	BBB+	5.588% (SOFR + 0.830%) due 3/20/26(a)(b)	2,799,599
250,000	BBB+	5.657% (SOFR + 1.060%) due 8/14/26(a)(b)	250,638

		Total Auto Manufacturers	18,105,467

Banks - 21.9%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
2,400,000	BBB	6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(b)	2,430,094
400,000	BBB	6.556% (SOFR + 1.780%) due 9/18/27(b)	407,669
600,000	BBB	6.556% (SOFR + 1.780%) due 9/18/27(a)(b)	611,504
		Bank of America Corp., Senior Unsecured Notes:
500,000	A-	3.366% (3-Month Term SOFR + 1.072%) due 1/23/26(b)	498,761
1,200,000	A-	5.586% (3-Month Term SOFR + 1.032%) due 2/5/26(b)	1,201,906
1,200,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(b)	1,193,926
200,000	A-	6.055% (SOFR + 1.330%) due 4/2/26(b)	200,719
		Banque Federative du Credit Mutuel SA, Senior Preferred Notes:
1,330,000	A+	5.032% (SOFR + 0.410%) due 2/4/25(a)(b)	1,330,643
200,000	A+	6.083% (SOFR + 1.400%) due 7/13/26(a)(b)	202,577
1,800,000	BBB+	Barclays PLC, Senior Unsecured Notes, 2.852% (SOFR + 2.714%) due 5/7/26(b)	1,782,964
2,325,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 3.375% due 1/9/25(a)	2,321,145

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.3% - (continued)
Banks - 21.9% - (continued)
$ 1,000,000	A+	BPCE SA, Senior Preferred Notes, 5.252% (SOFR + 0.570%) due 1/14/25(a)(b)	$1,000,488
700,000	A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.937% (SOFR + 1.220%) due 10/2/26(b)	707,834
250,000	A+	Citibank NA, Senior Unsecured Notes, 5.317% (SOFR + 0.708%) due 8/6/26(b)	250,943
4,400,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.106% (SOFR + 2.842%) due 4/8/26(b)	4,373,228
500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	472,541
600,000	A+	Credit Agricole SA, Senior Preferred Notes, 5.993% (SOFR + 1.290%) due 7/5/26(b)	607,046
3,100,000	A-	Danske Bank AS, Senior Non-Preferred Notes, 6.466% (1-Year CMT Index + 2.100%) due 1/9/26(a)(b)	3,103,879
1,600,000	BBB	Deutsche Bank AG, Senior Non-Preferred Notes, 6.119% (SOFR + 3.190%) due 7/14/26(b)	1,611,668
200,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.546% (SOFR + 0.770%) due 3/18/27(b)	200,354
1,639,000	BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 5.667% (SOFR + 1.065%) due 8/10/26(b)	1,645,273
		HSBC Holdings PLC, Senior Unsecured Notes:
200,000	A-	2.999% (SOFR + 1.430%) due 3/10/26(b)	198,887
900,000	A-	6.316% (SOFR + 1.430%) due 3/10/26(b)	902,290
1,500,000	A-	6.590% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,512,157
		ING Groep NV, Senior Unsecured Notes:
1,600,000	A-	6.369% (SOFR + 1.640%) due 3/28/26(b)	1,606,001
1,900,000	A-	5.745% (SOFR + 1.010%) due 4/1/27(b)	1,908,567
		JPMorgan Chase & Co., Senior Unsecured Notes:
300,000	A	5.516% (SOFR + 0.920%) due 2/24/26(b)	300,557
1,100,000	A	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(b)	1,091,446
800,000	A	5.520% (SOFR + 0.860%) due 10/22/28(b)	803,228
		Lloyds Banking Group PLC, Senior Unsecured Notes:
900,000	BBB+	2.438% (1-Year CMT Index + 1.000%) due 2/5/26(b)	895,828
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	897,895
800,000	BBB+	5.656% (SOFR + 1.060%) due 11/26/28(b)	801,087
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	BBB+	5.638% (SOFR + 0.900%) due 3/25/27(b)	1,102,871
2,400,000	BBB+	5.747% (SOFR + 1.030%) due 7/2/27(b)	2,407,149
		NatWest Markets PLC, Senior Unsecured Notes:
1,000,000	A	6.199% (SOFR + 1.450%) due 3/22/25(a)(b)	1,003,649
200,000	A	5.489% (SOFR + 0.760%) due 9/29/26(b)	200,228
300,000	A	5.489% (SOFR + 0.760%) due 9/29/26(a)(b)	300,342
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 5.838% (SOFR + 0.960%) due 6/6/25(a)(b)	602,032
3,000,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 6/2/25	2,975,004
		Societe Generale SA:
500,000	BBB	Company Guaranteed Notes, 5.713% (SOFR + 1.050%) due 1/21/26(a)(b)	500,489
2,300,000	BBB	Senior Non-Preferred Notes, 2.625% due 1/22/25(a)	2,292,288
		Standard Chartered PLC, Senior Unsecured Notes:
355,000	BBB+	3.200% due 4/17/25(a)	352,627
2,000,000	BBB+	3.971% (1-Year CMT Index + 1.650%) due 3/30/26(a)(b)	1,990,867
2,050,000	BBB+	6.469% (SOFR + 1.740%) due 3/30/26(a)(b)	2,058,897
1,000,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.991% (SOFR + 1.300%) due 7/13/26(b)	1,015,453
		Swedbank AB:
1,000,000	A-	Senior Non-Preferred Notes, 5.337% due 9/20/27	1,013,969
800,000	A+	Senior Preferred Notes, 6.189% (SOFR + 1.380%) due 6/15/26(b)	812,461
		Wells Fargo & Co., Senior Unsecured Notes:
1,600,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(b)	1,591,433
400,000	BBB+	5.965% (SOFR + 1.320%) due 4/25/26(b)	401,625

		Total Banks	57,694,489

Biotechnology - 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	299,030

Commercial Services - 1.1%
3,000,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.600% due 12/1/24	3,000,000

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.3% - (continued)
Diversified Financial Services - 3.8%
$ 2,600,000	BBB+	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 1/15/25	$2,595,318
		American Express Co., Senior Unsecured Notes:
1,000,000	A-	5.272% (SOFR + 0.650%) due 11/4/26(b)	1,001,733
1,200,000	A-	5.572% (SOFR + 0.930%) due 7/26/28(b)	1,206,538
		Avolon Holdings Funding Ltd.:
1,500,000	BBB-	Company Guaranteed Notes, 2.875% due 2/15/25(a)	1,490,576
1,100,000	BBB-	Senior Unsecured Notes, 2.125% due 2/21/26(a)	1,061,390
2,700,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	2,691,937

		Total Diversified Financial Services	10,047,492

Electric - 0.9%
921,000	BBB	Enel Finance International NV, Senior Unsecured Notes, 4.500% due 6/15/25(a)	917,185
		Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	BBB	3.500% due 6/15/25	198,348
1,100,000	BBB	3.450% due 7/1/25	1,089,918
200,000	A-	Southern California Edison Co., 1st Mortgage Notes, 4.400% due 9/6/26	199,437

		Total Electric	2,404,888

Healthcare - Services - 1.2%
		HCA Inc., Company Guaranteed Notes:
400,000	BBB-	5.375% due 2/1/25	399,965
2,600,000	BBB-	5.250% due 4/15/25	2,602,584

		Total Healthcare - Services	3,002,549

Insurance - 2.8%
		Athene Global Funding, Secured Notes:
2,700,000	A+	5.948% (SOFR + 1.210%) due 3/25/27(a)(b)	2,713,807
400,000	A+	5.948% (SOFR + 1.210%) due 3/25/27(b)	402,045
300,000	A+	Senior Secured Notes, 5.454% (SOFR + 0.850%) due 5/8/26(a)(b)	300,090
2,000,000	A+	Brighthouse Financial Global Funding, Senior Secured Notes, 1.750% due 1/13/25(a)	1,992,068
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	199,360
		GA Global Funding Trust, Secured Notes:
800,000	A-	3.850% due 4/11/25(a)	796,728
1,025,000	A-	6.045% (SOFR + 1.360%) due 4/11/25(a)(b)	1,028,080

		Total Insurance	7,432,178

Internet - 0.2%
600,000	BBB-	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	585,939

Leisure Time - 0.3%
500,000	BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 3.350% due 6/8/25(a)	494,484
300,000	BBB-	Harley-Davidson Inc., Senior Unsecured Notes, 3.500% due 7/28/25	297,092

		Total Leisure Time	791,576

Machinery - Diversified - 0.2%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.200% due 6/15/25	495,282

Oil & Gas - 0.6%
1,500,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.650% due 3/5/25(a)	1,494,189

Packaging & Containers - 0.2%
519,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	517,417

Pharmaceuticals - 1.0%
2,700,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	2,677,381

Pipelines - 1.6%
		Energy Transfer LP, Senior Unsecured Notes:
1,000,000	BBB	4.050% due 3/15/25	996,758
1,600,000	BBB	2.900% due 5/15/25	1,584,877
500,000	BBB	5.950% due 12/1/25	504,052
968,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 3/1/25	968,633
200,000	BBB	Williams Cos., Inc. (The), Senior Unsecured Notes, 5.400% due 3/2/26	201,507

		Total Pipelines	4,255,827

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.3% - (continued)
Semiconductors - 0.3%
		SK Hynix Inc., Senior Unsecured Notes:
$ 400,000	BBB	6.250% due 1/17/26	$404,905
300,000	BBB	5.500% due 1/16/27(a)	302,544

		Total Semiconductors	707,449

Shipbuilding - 1.1%
3,000,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 3.844% due 5/1/25	2,984,018

Software - 1.1%
3,000,000	BBB	VMware LLC, Senior Unsecured Notes, 4.500% due 5/15/25	2,993,573

Telecommunications - 0.0%@
100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/25	99,482

		TOTAL CORPORATE BONDS & NOTES (Cost - $126,796,501)	127,217,223

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3%
499,688	Aaa(c)	ACREC LLC, Series 2023-FL2, Class A, 6.839% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	500,555
200,000	Aaa(c)	AG Trust, Series 2024-NLP, Class A, 6.625% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	201,666
1,200,000	Aaa(c)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR3, 6.072% (3-Month Term SOFR + 1.440%) due 4/22/34(a)(b)	1,206,050
831,756	Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.794% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	831,758
189,192	Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.968% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	189,652
1,000,000	Aaa(c)	Bain Capital Credit CLO Ltd., Series 2021-2A, Class A1R, 5.877% (3-Month Term SOFR + 1.230%) due 7/16/34(a)(b)	1,001,380
1,000,000	NR	BAMLL Commercial Mortgage Securities Trust, Series 2020-BHP3, Class A, 6.624% (1-Month Term SOFR + 2.014%) due 3/15/37(a)(b)	999,006
638,479	AAA(d)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	647,102
191,764	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.122% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	188,533
449,994	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.816% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	450,823
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.974% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,531,799
768,525	Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 6.125% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	754,731
465,353	AAA	CARLYLE US CLO Ltd., Series 2018-2A, Class A1R, 5.806% (3-Month Term SOFR + 1.150%) due 10/15/31(a)(b)	466,073
654,272	AAA(d)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 5.984% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	655,905
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 5.904% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,685,822
1,421,731	Aaa(c)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,320,518
429,328	Aaa(c)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	431,782
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.024% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,262,018
		Credit Suisse Commercial Mortgage Capital Trust:
222,471	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	206,938
644,462	NR	Series 2021-RPL4, Class A1, 4.100% due 12/27/60(a)(b)	642,757
160,077	AAA(d)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	152,810
27,496	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 5.557% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	27,469
2,000,000	Aaa(c)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	2,003,019
204,090	Aaa(c)	DLLAA LLC, Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	204,964
1,000,000	Aaa(c)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	1,006,539
813,517	Aaa(c)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	815,178
370,136	AAA(d)	Dryden 38 Senior Loan Fund, Series 2015-38A, Class ARR, 5.806% (3-Month Term SOFR + 1.150%) due 7/15/30(a)(b)	370,802
417,425	Aaa(c)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 5.767% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	418,302
1,861,913	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.803% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,864,399
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
388,577	NR	Series 4344, Class FA, 5.777% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	377,999
465,681	NR	Series 4351, Class FA, 5.777% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	454,819
963,527	NR	Series 4906, Class WF, 5.727% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	950,296
900,000	NR	Series 5481, Class FJ, 5.893% (30-Day Average SOFR + 1.150%) due 12/25/54(b)(e)	904,057
100,000	NR	Series 5484, Class FA, 6.054% (30-Day Average SOFR + 1.200%) due 12/25/54(b)(e)	100,606
		Federal National Mortgage Association (FNMA), REMICS:
731,575	NR	Series 2017-108, Class AF, 5.149% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	718,005

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3% - (continued)
$ 250,383	NR	Series 2019-9, Class FA, 5.727% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	$247,516
900,000	NR	Series 2024-90, Class FB, 6.105% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	901,250
137,222	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.527% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	129,929
77,283	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.437% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	75,863
526,128	Aaa(c)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.008% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	527,249
		GCAT Trust:
646,601	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	552,220
759,871	AAA(d)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	699,123
519,930	AAA	Goldentree Loan Management US CLO 4 Ltd., Series 2019-4A, Class ARR, 5.785% (3-Month Term SOFR + 1.150%) due 4/24/31(a)(b)	520,421
		Government National Mortgage Association (GNMA):
740,126	NR	Series 2016-H06, Class FD, 5.891% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	741,337
888,717	NR	Series 2017-H15, Class FE, 6.717% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	900,469
66,509	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	58,414
47,944	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	42,271
2,967,039	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,582,531
199,236	NR	Series 2023-H11, Class FC, 5.861% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	201,817
388,294	NR	Series 2023-H24, Class FA, 5.711% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	393,313
198,630	NR	Series 2023-H27, Class FD, 5.861% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	202,981
795,029	NR	Series 2024-H01, Class FB, 5.661% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	803,389
1,300,000	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 6.183% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	1,300,521
1,110,650	AAA(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,031,659
		GS Mortgage-Backed Securities Trust:
693,356	Aaa(c)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	642,779
235,821	Aaa(c)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	219,027
630,758	Aaa(c)	Series 2024-PJ7, Class A25, 6.075% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	633,546
142,929	A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.107% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	134,960
		JPMorgan Mortgage Trust:
153,747	Aaa(c)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	138,263
298,314	Aaa(c)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	276,996
301,673	Aaa(c)	KKR CLO 11 Ltd., Series 11, Class AR, 6.098% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	302,439
449,838	Aaa(c)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	450,285
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 5.897% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,001,068
1,045,630	Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.909% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	1,048,171
		Legacy Mortgage Asset Trust:
259,098	NR	Series 2021-GS5, Class A1, step bond to yield, 5.250% due 7/25/67(a)	258,442
211,241	NR	Series 2021-SL2, Class A, step bond to yield, 4.875% due 10/25/68(a)	210,021
607,375	Aaa(c)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	609,126
1,150,421	Aaa(c)	M360 Ltd., Series 2021-CRE3, Class A, 6.210% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	1,148,128
1,500,000	AAA	Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 5.997% (3-Month Term SOFR + 1.380%) due 1/20/33(a)(b)	1,501,047
132,324	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.402% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	120,877
287,351	Aaa(c)	MF1 Ltd., Series 2020-FL4, Class A, 6.424% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	287,684
305,270	Aaa(c)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.574% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	304,553
		MFA Trust:
143,502	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	137,700
141,642	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	135,867
		Mill City Mortgage Loan Trust:
410,354	Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	394,246
297,934	AAA(d)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	282,519
		MMAF Equipment Finance LLC:
299,226	Aaa(c)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	300,343
861,477	Aaa(c)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	864,048
356,450	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.602% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(f)	366,925
1,600,000	Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.824% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,518,744

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3% - (continued)
		New Residential Mortgage Loan Trust:
$ 143,200	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	$139,436
44,101	AAA(d)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	42,489
37,970	AA-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.362% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	37,682
387,367	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 4.670% due 8/25/61(a)	383,958
1,800,000	AAA(d)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.819% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,764,884
		OBX Trust:
335,609	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	338,466
613,436	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	623,043
385,654	Aaa(c)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 5.767% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	386,414
1,494,018	AAA(d)	OSD CLO Ltd., Series 2021-23A, Class A, 5.779% (3-Month Term SOFR + 1.132%) due 4/17/31(a)(b)	1,495,871
46,484	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	47,045
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 5.956% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,509,697
584,408	Aaa(c)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 5.826% (3-Month Term SOFR + 1.200%) due 10/25/31(a)(b)	584,899
398,209	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 5.421% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	397,805
778,906	AAA(d)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.497% due 11/25/63(a)(b)	774,201
600,000	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 5.906% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	601,080
123,639	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	117,783
276,549	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 5.824% (1-Month Term SOFR + 1.214%) due 4/15/34(a)(b)	274,435
1,022,823	AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.757% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	1,024,244
		Towd Point Mortgage Trust:
49,732	Aaa(c)	Series 2017-5, Class A1, 5.302% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	51,647
259,740	AAA(d)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	253,250
136,443	Aaa(c)	Series 2019-HY2, Class A1, 5.702% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	140,330
159,918	Aaa(c)	Series 2019-HY3, Class A1A, 5.702% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	163,417
451,170	AAA(d)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	428,149
764,656	AAA(d)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	735,152
249,860	AAA(d)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	251,091
2,000,000	Aaa(c)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 5.996% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,001,520
943,353	Aaa(c)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.009% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	944,420
1,163,077	AAA(d)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 5.747% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	1,164,492
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 5.456% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,015,932
207,821	AAA(d)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	209,834
261,751	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.282% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	257,388

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $73,099,031)	71,904,263

ASSET-BACKED SECURITIES - 17.8%
Automobiles - 10.4%
185,712	Aaa(c)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26	186,014
2,000,000	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	2,013,827
400,000	Aaa(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	397,914
149,978	Aaa(c)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	150,217
		BMW Vehicle Lease Trust:
13,977	AAA	Series 2023-2, Class A2, 5.950% due 8/25/25	13,988
300,000	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	302,189
1,057,016	AAA	Series 2024-1, Class A2B, 5.134% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	1,057,384
		CarMax Auto Owner Trust:
1,110,670	AAA	Series 2024-1, Class A2B, 5.426% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	1,111,744
2,000,000	AAA	Series 2024-3, Class A2B, 5.276% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	1,999,686
		Carvana Auto Receivables Trust:
217,023	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	213,067
625,446	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	627,049
732,899	Aaa(c)	Chase Auto Owner Trust, Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	735,967

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 17.8% - (continued)
Automobiles - 10.4% - (continued)
$ 513,467	Aaa(c)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	$518,568
1,809,550	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 5.406% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	1,811,180
208,533	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	208,958
		Ford Credit Auto Lease Trust:
408,595	AAA	Series 2023-B, Class A2B, 5.396% (30-Day Average SOFR + 0.590%) due 2/15/26(b)	408,720
1,990,765	AAA	Series 2024-A, Class A2B, 5.306% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	1,991,164
		GM Financial Consumer Automobile Receivables Trust:
248,954	AAA	Series 2023-2, Class A2B, 5.548% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	249,056
219,356	AAA	Series 2023-3, Class A2A, 5.740% due 9/16/26	219,879
1,000,000	Aaa(c)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,005,118
307,672	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	308,136
1,132,800	AAA	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 5.306% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	1,133,703
157,390	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	157,745
		LAD Auto Receivables Trust:
312,723	Aaa(c)	Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	313,507
13,653	Aaa(c)	Series 2023-3A, Class A2, 6.090% due 6/15/26(a)	13,659
832,990	Aaa(c)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	832,738
859,963	Aaa(c)	SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.670% due 11/20/26(a)	863,358
792,766	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	796,060
2,080,025	Aaa(c)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 5.281% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	2,081,178
		Toyota Auto Receivables Owner Trust:
1,141,178	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	1,135,387
307,543	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	308,283
		Toyota Lease Owner Trust:
564,362	Aaa(c)	Series 2023-B, Class A2B, 5.302% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	564,597
700,000	Aaa(c)	Series 2024-B, Class A2B, 5.201% (30-Day Average SOFR + 0.440%) due 2/22/27(a)(b)	700,213
166,818	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	167,071
349,644	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 5.322% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	349,797
689,710	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	691,238
		World Omni Auto Receivables Trust:
32,239	AAA	Series 2023-A, Class A2B, 5.236% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	32,241
149,794	AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	149,875
1,656,426	AAA	Series 2023-D, Class A2A, 5.910% due 2/16/27	1,662,385

		Total Automobiles	27,482,860

Credit Cards - 4.7%
700,000	Aaa(c)	CARDS II Trust, Series 2023-2A, Class A, 5.456% (SOFR + 0.850%) due 7/15/28(a)(b)	701,382
1,100,000	Aaa(c)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,041,077
		Master Credit Card Trust II:
2,300,000	Aaa(c)	Series 2023-2A, Class A, 5.648% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,307,628
2,200,000	Aaa(c)	Series 2024-1A, Class A, 5.548% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,206,260
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 5.429% (SOFR + 0.850%) due 8/26/28(a)(b)	3,009,942
3,000,000	Aaa(c)	Series 2024-1A, Class A, 5.328% (SOFR + 0.750%) due 12/26/28(a)(b)	3,006,476

		Total Credit Cards	12,272,765

Student Loans - 2.7%
		ECMC Group Student Loan Trust:
425,271	Aaa(c)	Series 2017-2A, Class A, 5.899% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	425,172
312,470	Aaa(c)	Series 2018-1A, Class A, 5.599% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	311,041
474,623	Aaa(c)	Series 2019-1A, Class A1B, 5.849% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	474,455
1,486,948	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,305,131
		Navient Private Education Loan Trust:
460,686	AAA	Series 2015-BA, Class A3, 6.174% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	462,033
229,294	AAA	Series 2020-A, Class A2B, 5.624% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	228,709

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 17.8% - (continued)
Student Loans - 2.7% - (continued)
			Navient Private Education Refi Loan Trust:
$ 141,891		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	$130,304
195,542		AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	177,384
			Nelnet Student Loan Trust:
493,988		AA+	Series 2017-3A, Class A, 5.699% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	492,621
65,388		AAA	Series 2018-3A, Class A2, 5.142% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	65,432
495,644		AA+	Series 2019-2A, Class A, 5.749% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	495,737
399,066		AA+	Series 2019-3A, Class A, 5.502% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	398,008
			SMB Private Education Loan Trust:
200,252		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	185,549
165,584		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	153,115
481,495		Aaa(c)	Series 2023-C, Class A1B, 6.348% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	488,872
957,909		Aaa(c)	Series 2024-D, Class A1B, 5.898% (30-Day Average SOFR + 1.100%) due 7/15/53(a)(b)	966,158
351,001		Aaa(c)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.421% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	349,375

			Total Student Loans	7,109,096

			TOTAL ASSET-BACKED SECURITIES (Cost - $46,958,962)	46,864,721

MORTGAGE-BACKED SECURITIES - 3.0%
FHLMC - 0.3%
730,749			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49	692,104

FNMA - 2.7%
7,200,000			Federal National Mortgage Association (FNMA), 5.500% due 01/01/55(g)	7,189,194

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,874,914)	7,881,298

U.S. GOVERNMENT OBLIGATION - 1.2%
3,160,171			U.S. Treasury Inflation Indexed Notes, 2.125% due 4/15/29 (Cost - $3,163,605)	3,198,737

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $257,893,013)	257,066,242

Face Amount†
SHORT-TERM INVESTMENTS - 4.7%
CORPORATE BOND - 0.0%@
$ 200,000			Pacific Gas & Electric Co., 5.839% (SOFR + 0.950%) due 9/4/25(b) (Cost - $200,162)	200,162

TIME DEPOSITS - 1.8%
21	NZD		BBH - New York, 2.410% due 12/2/24	13
385,577			Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	385,577
4,313,280			Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	4,313,280

			TOTAL TIME DEPOSITS (Cost - $4,698,870)	4,698,870

U.S. GOVERNMENT OBLIGATIONS - 2.9%
			U.S. Treasury Bills:
2,500,000			4.464% due 2/27/25(h)	2,473,326
5,200,000			4.468% due 3/11/25(h)	5,137,044

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $7,610,370)	7,610,370

			TOTAL SHORT-TERM INVESTMENTS (Cost - $12,509,402)	12,509,402

			TOTAL INVESTMENTS - 102.3% (Cost - $270,402,415)	269,575,644

			Liabilities in Excess of Other Assets - (2.3)%	(6,004,915)

			TOTAL NET ASSETS - 100.0%	$263,570,729

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $141,424,919 and represents 53.7% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Affiliated security. As of November 30, 2024, total cost and total value of affiliated security amounted to $355,860 and $366,925, respectively.

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of November 30, 2024
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.602% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 371,341	$ —	$ (7,048)	$ 11	$ 2,607	$ 14	$ 4,456	$ 366,925

(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rate shown represents yield-to-maturity.

At November 30, 2024, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 270,402,415	$ 1,145,875	$ (2,208,081)	$ (1,062,206)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.2%
Collateralized Mortgage Obligations	26.7
Asset-Backed Securities	17.4
Mortgage-Backed Securities	2.9
U.S. Government Obligation	1.2
Short-Term Investments	4.6

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2024, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below. The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	44	3/25	$9,048,619	$9,068,813	$20,194
U.S. Treasury 5-Year Note Futures	13	3/25	1,389,273	1,398,820	9,547

					29,741

Contracts to Sell:
U.S. Treasury 10-Year Note Futures	56	3/25	6,154,350	6,226,500	(72,150)
U.S. Treasury Ultra Long Bond Futures	21	3/25	2,580,585	2,670,937	(90,352)
U.S. Ultra Long Bond Futures	57	3/25	6,440,748	6,543,422	(102,674)

					(265,176)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(235,435)

At November 30, 2024, Ultra-Short Term Fixed Income Fund had deposited cash of $590,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency abbreviation used in this schedule:

NZD	—	New Zealand Dollar

See pages 271-273 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 99.0%
United States - 99.0%
1,059,242	American Beacon AHL Managed Futures Strategy Fund, Class Y	$10,444,129
603,040	American Beacon AHL TargetRisk Fund, Class Y	6,934,965
845,483	BlackRock Event Driven Equity Fund, Institutional Class	8,683,107
730,587	BlackRock Global Equity Market Neutral Fund, Institutional Class	10,301,270
1,785,172	BlackRock Systematic Multi-Strategy Fund, Institutional Class	19,101,340
747,296	BNY Mellon Global Real Return Fund, Class Y	12,285,543
581,960	Calamos Market Neutral Income Fund, Class I	8,758,495
64,312	Cohen & Steers Global Realty Shares Inc., Class I	3,609,181
231,025	Diamond Hill Long/Short Fund, Class I	6,875,308
676,157	Driehaus Event Driven Fund, Common Class	8,790,042
1,344,410	John Hancock Diversified Macro Fund, Class I	12,032,469
213,128	JPMorgan Hedged Equity Fund, Class I	7,201,580
769,954	LoCorr Market Trend Fund, Class I	8,815,970
561,753	Neuberger Berman Long Short Fund, Institutional Class	10,560,956
259,601	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,398,180
893,324	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,736,707
2,250,954	PIMCO Mortgage Opportunities and Bond Fund, Class I2	20,933,871
607,844	Thornburg Strategic Income Fund, Institutional Class	6,984,126

	TOTAL INVESTMENTS - 99.0% (Cost - $168,482,974)	174,447,239

	Other Assets in Excess of Liabilities - 1.0%	1,716,116

	TOTAL NET ASSETS - 100.0%	$176,163,355

At November 30, 2024, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$ 168,482,974	$ 8,910,412	$ (2,946,147)	$ 5,964,265

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$249,055,731	*	$249,055,731	$—	$—	*
Consumer Discretionary	280,494,512		280,494,512	—	—
Consumer Staples	133,164,403		133,164,403	—	—
Energy	98,342,567		98,342,567	—	—
Financials	474,323,962		474,323,962	—	—
Health Care	317,131,528		317,131,528	—	—
Industrials	294,016,030		294,016,030	—	—
Information Technology	728,785,973		728,785,973	—	—
Materials	78,583,803		78,583,803	—	—
Real Estate	73,850,954		73,850,954	—	—
Utilities	58,696,738		58,696,738	—	—
Short-Term Investments:
Time Deposits	70,128,108		—	70,128,108	—

Total Investments, at Value	$2,856,574,309	*	$2,786,446,201	$70,128,108	$—	*

Other Financial Instruments - Assets***
Futures Contracts	$1,246,310		$1,246,310	$—	$—

Total Other Financial Instruments - Assets	$1,246,310		$1,246,310	$—	$—

	Total Fair Value at November 30, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$14,098,456	*	$14,098,456	$—	$—	*
Consumer Discretionary	69,291,547	*	69,291,547	—	—	*
Consumer Staples	14,171,576		14,171,576	—	—
Energy	29,483,436		29,483,436	—	—
Financials	91,012,291		91,012,291	—	—
Health Care	79,789,266		79,781,972	7,294	—
Industrials	124,839,087		124,839,087	—	—
Information Technology	95,616,348		95,616,348	—	—
Materials	28,261,643		28,258,593	3,050	—
Real Estate	27,185,459		27,185,459	—	—
Utilities	20,814,840		20,814,840	—	—
Warrants:
Health Care	1,113		—	1,113	—
Corporate Bond & Note	765,812		—	765,812	—
Short-Term Investments:
Time Deposits	16,356,905		—	16,356,905	—

Total Investments, at Value	$611,687,779	*	$594,553,605	$17,134,174	$—	*

Other Financial Instruments - Assets***
Futures Contracts	$184,028		$184,028	$—	$—

Total Other Financial Instruments - Assets	$184,028		$184,028	$—	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$123,038,486	$—	$123,038,486	$—
Germany	90,864,189	—	90,864,189	—
Japan	207,844,994	—	207,844,994	—
Switzerland	84,411,811	—	84,411,811	—
United Kingdom	180,235,565	1,678,437	178,557,128	—
Other Countries**	368,531,260	53,602,406	314,928,854	—
Preferred Stocks:
Germany	2,080,067	—	2,080,067	—
Open End Mutual Fund Security:
United States	524,478	524,478	—	—
Right:
Singapore	2,313	—	2,313	—
Short-Term Investments:
Money Market Fund	4,443,696	4,443,696	—	—
Time Deposits	35,161,425	—	35,161,425	—

Total Investments, at Value	$1,097,138,284	$60,249,017	$1,036,889,267	$—

Security Lending Transactions - Liabilities	$(4,443,696)	$—	$(4,443,696)	$—

Other Financial Instruments - Assets***
Futures Contracts	$24,362	$24,362	$—	$—

Total Other Financial Instruments - Assets	$24,362	$24,362	$—	$—

Other Financial Instruments - Liabilities***
Futures Contract	$(20,538)	$(20,538)	$—	$—

Total Other Financial Instruments - Liabilities	$(20,538)	$(20,538)	$—	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$126,003,376	$20,380,189	$105,623,185	$2
India	93,352,645	16,053,499	77,299,146	—
South Korea	47,204,642	—	47,204,642	—
Taiwan	84,161,282	20,354,887	63,806,395	—
Other Countries**	158,659,595 *	57,272,663	101,370,004	16,928	*
Preferred Stocks:
Brazil	2,399,903	2,399,903	—	—
Chile	141,954	141,954	—	—
Colombia	92,132	92,132	—	—
Mexico	228,018	228,018	—	—
South Korea	3,783,559	—	3,783,559	—
Right:
India	39,163	—	39,163	—
Short-Term Investments:
Money Market Fund	2,479,562	2,479,562	—	—
Time Deposits	14,604,545	—	14,604,545	—

Total Investments, at Value	$533,150,376 *	$119,402,807	$413,730,639	$16,930	*

Security Lending Transactions - Liabilities	$(2,479,562)	$—	$(2,479,562)	$—

Other Financial Instruments - Liabilities***
Futures Contract	$(37,725)	$(37,725)	$—	$—

Total Other Financial Instruments - Liabilities	$(37,725)	$(37,725)	$—	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$542,168,181 *	$—	$542,168,181	$—	*
Mortgage-Backed Securities	506,898,968	—	506,898,968	—
U.S. Government Agencies & Obligations	434,005,187	—	434,005,187	—
Collateralized Mortgage Obligations	215,354,656	—	215,354,656	—
Sovereign Bonds	69,401,792	—	69,401,792	—
Asset-Backed Securities	13,616,649	—	13,616,649	—
Senior Loans	13,157,945	—	13,157,945	—
Municipal Bonds	3,049,025	—	3,049,025	—
Common Stock:
Telecommunications	343,372	—	343,372	—
Short-Term Investments:
Repurchase Agreement	8,000,000	—	8,000,000	—
Time Deposits	79,850,697	—	79,850,697	—

Total Investments, at Value	$1,885,846,472 *	$—	$1,885,846,472	$—	*

Other Financial Instruments - Assets***
Futures Contracts	$2,925,454	$2,925,454	$—	$—
Forward Foreign Currency Contracts	4,088,232	—	4,088,232	—
Centrally Cleared Interest Rate Swap	314,238	—	314,238	—
Centrally Cleared Credit Default Swaps	220,353	—	220,353	—

Total Other Financial Instruments - Assets	$7,548,277	$2,925,454	$4,622,823	$—

Other Financial Instruments - Liabilities***
Options Contracts Written	$(199,247)	$(199,247)	$—	$—
Futures Contracts	(580,987)	(580,987)	—	—
Forward Foreign Currency Contracts	(1,139,770)	—	(1,139,770)	—
OTC Interest Rate Swap	(1,304,659)	—	(1,304,659)	—
Centrally Cleared Interest Rate Swap	(216,130)	—	(216,130)	—

Total Other Financial Instruments - Liabilities	$(3,440,793)	$(780,234)	$(2,660,559)	$—

	Total Fair Value at November 30, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$121,456,396	*	$—	$121,456,396	$—	*
Collateralized Mortgage Obligations	5,527,111		—	5,527,111	—
Senior Loans	3,078,679		—	3,078,679	—
Common Stocks:
Consumer Non-Cyclical	26,950		—	26,950	—
Energy	147,413		147,413	—	—
Sovereign Bond	62,742		—	62,742	—
Short-Term Investments:
Time Deposits	5,650,261		—	5,650,261	—

Total Investments, at Value	$135,949,552	*	$147,413	$135,802,139	$—	*

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$83,003,128	$—	$83,003,128	$—
Sovereign Bonds:
Japan	16,065,559	—	16,065,559	—
Other Countries**	42,036,262	—	42,036,262	—
Collateralized Mortgage Obligations	29,482,405	—	29,482,405	—
Corporate Bonds & Notes	19,195,333	—	19,195,333	—
U.S. Government Obligations	15,785,966	—	15,785,966	—
Asset-Backed Securities	258,480	—	258,480	—
Municipal Bond	204,973	—	204,973	—
Purchased Options	232,539	—	232,539	—
Short-Term Investments:
Repurchase Agreement	3,700,000	—	3,700,000	—
Sovereign Bonds:
Japan	1,068,606	—	1,068,606	—
Time Deposits	2,376,591	—	2,376,591	—

Total Investments, at Value	$213,409,842	$—	$213,409,842	$—

Other Financial Instruments - Assets***
Futures Contracts	$332,431	$332,431	$—	$—
Forward Foreign Currency Contracts	1,870,983	—	1,870,983	—
OTC Total Return Swap	70,478	—	70,478	—
OTC Interest Rate Swaps	10,379	—	10,379	—
Centrally Cleared Interest Rate Swaps	2,968,713	—	2,968,713	—
OTC Credit Default Swaps	10,048	—	10,048	—
Centrally Cleared Credit Default Swap	162,282	—	162,282	—

Total Other Financial Instruments - Assets	$5,425,314	$332,431	$5,092,883	$—

Other Financial Instruments - Liabilities***
Options Contracts Written	$(135,829)	$—	$(135,829)	$—
Reverse Repurchase Agreements	(4,958,625)	—	(4,958,625)	—
Forward Sale Commitments	(60,496,613)	—	(60,496,613)	—
Futures Contracts	(446,111)	(446,111)	—	—
Forward Foreign Currency Contracts	(938,638)	—	(938,638)	—
OTC Total Return Swap	(355,759)	—	(355,759)	—
OTC Interest Rate Swap	(12,360)	—	(12,360)	—
Centrally Cleared Interest Rate Swaps	(2,775,177)	—	(2,775,177)	—
Centrally Cleared Credit Default Swaps	(63,075)	—	(63,075)	—
OTC Cross Currency Swap	$(828,467)	$—	$(828,467)	$—

Total Other Financial Instruments - Liabilities	$(71,010,654)	$(446,111)	$(70,564,543)	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$85,933,929	$—	$85,933,929	$—
Short-Term Investments:
Muncipal Bond	400,775	—	400,775	—
Time Deposits	3,951,407	—	3,951,407	—

Total Investments, at Value	$90,286,111	$—	$90,286,111	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$158,831,660	$—	$158,831,660	$—
Mortgage-Backed Securities	20,650,920	—	20,650,920	—
Collateralized Mortgage Obligations	18,839,289	—	18,839,289	—
Sovereign Bonds	6,674,198	—	6,674,198	—
Corporate Bonds & Notes	174,812	—	174,812	—
Short-Term Investments:
Time Deposits	5,872,699	—	5,872,699	—

Total Investments, at Value	$211,043,578	$—	$211,043,578	$—

Other Financial Instruments - Assets***
Futures Contracts	$258,228	$258,228	$—	$—
Forward Foreign Currency Contracts	360,625	—	360,625	—
Centrally Cleared Interest Rate Swaps	1,443,484	—	1,443,484	—
Centrally Cleared Inflation Rate Swaps	694,799	—	694,799	—

Total Other Financial Instruments - Assets	$2,757,136	$258,228	$2,498,908	$—

Other Financial Instruments - Liabilities***
Options Contracts Written	$(154,729)	$—	$(154,729)	$—
Reverse Repurchase Agreements	(54,809,468)	—	(54,809,468)	—
Futures Contracts	(569,248)	(569,248)	—	—
Forward Foreign Currency Contracts	(140,253)	—	(140,253)	—
Centrally Cleared Interest Rate Swaps	(682,244)	—	(682,244)	—
Centrally Cleared Inflation Rate Swaps	(1,312,214)	—	(1,312,214)	—

Total Other Financial Instruments - Liabilities	$(57,668,156)	$(569,248)	$(57,098,908)	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$127,217,223	$—	$127,217,223	$—
Collateralized Mortgage Obligations	71,904,263	—	71,904,263	—
Asset-Backed Securities	46,864,721	—	46,864,721	—
Mortgage-Backed Securities	7,881,298	—	7,881,298	—
U.S. Government Obligation	3,198,737	—	3,198,737	—
Short-Term Investments:
Corporate Bond	200,162	—	200,162	—
Time Deposits	4,698,870	—	4,698,870	—
U.S. Government Obligations	7,610,370	—	7,610,370	—

Total Investments, at Value	$269,575,644	$—	$269,575,644	$—

Other Financial Instruments - Assets***
Futures Contracts	$29,741	$29,741	$—	$—

Total Other Financial Instruments - Assets	$29,741	$29,741	$—	$—

Other Financial Instruments - Liabilities***
Futures Contracts	$(265,176)	$(265,176)	$—	$—

Total Other Financial Instruments - Liabilities	$(265,176)	$(265,176)	$—	$—

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$174,447,239	$174,447,239	$—	$—

Total Investments, at Value	$174,447,239	$174,447,239	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.
***

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

There were no significant transfers in or out of level 3 for the period ended November 30, 2024 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At November 30, 2024, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)	Net Amount (Not Less than $0)
International Equity Fund	$ 4,996,586	$ —	$ (4,996,586)(c)	$ 0
Emerging Markets Equity Fund	5,821,976	—	(5,813,988)	7,988

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $4,443,696 and $2,479,562, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $773,581 and $3,334,425, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2023 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of November 30, 2024:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation
Focus Financial Partners LLC	$75,649	$75,649	$76,429	$780

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended November 30, 2024, the Funds did not participate in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended November 30, 2024, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at November 30, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2024 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2024.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2024 have been disclosed under respective Schedules of Investments.